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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-5062
                                  -------------------

                                  ING GET Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona          85258
               ----------------------------------------              ----------
               (Address of principal executive offices)              (Zip code)

           CT Corporation System, 101 Federal Street, Boston, MA 02110
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:         1-800-992-0180
                                                   -----------------------------

Date of fiscal year end:      December 31

Date of reporting period:     December 31, 2002


ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

       ANNUAL REPORT



       (PHOTO OF COMPASS)

December 31, 2002






       ING GET FUND

       Series D
       Series E
       Series G
       Series H
       Series I
       Series J
       Series K
       Series L
       Series M
       Series N
       Series P
       Series Q
       Series R
       Series S
       Series T
       Series U




                                                           [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter.....................................    1
Portfolio Managers' Reports............................    2
Index Descriptions.....................................   20
Independent Auditors' Report...........................   21
Statements of Assets and Liabilities...................   22
Statements of Operations...............................   25
Statements of Changes in Net Assets....................   28
Financial Highlights...................................   35
Notes to Financial Statements..........................   51
Portfolios of Investments..............................   62
Tax Information........................................  153
Trustee and Officer Information........................  154

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the December 31, 2002 Annual Report for the ING GET Fund.

The year ended December 31, 2002 proved to be a difficult year as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past year, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds Services, LLC
January 15, 2003

ING GET FUND -- SERIES D THROUGH U

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Mary Ann Fernandez, Senior Vice President; Hugh T.M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager; team of fixed income specialists, Aeltus Investment Management, Inc. ("Aeltus").

GOAL: ING GET Fund, Series D, E, G, H, I, J, K, L, M, N, P, Q, R, S and T (each a "Series"; collectively the "GET Series") seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the Guarantee period. ING GET Fund, Series U seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

MARKET OVERVIEW: The Standard and Poor's 500 Index ("S&P 500") posted a loss of 22.10% in 2002, its worst calendar year performance since 1974. Concerns about the integrity of corporate accounting, the strength of the U.S. economic rebound, and international hostilities consistently weighed on the market all year. Bonds, on the other hand, posted solid gains over the period. The Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") was up 10.25%.

The year ended with an equity rally in the fourth quarter, which was sustained by the Federal Reserve's surprise 50 basis point rate cut on November 6th. Evidencing a significant change in investor sentiment, the equity rally occurred primarily in sectors like telecommunication services and information technology, which had suffered the worst performance in the first nine months of the year.

Interest rates across the yield curve declined significantly over the year -- overall making bonds the place to be in 2002.

PERFORMANCE: Listed below are the Series' total returns, excluding any charges, and their benchmark indices for the year ended December 31, 2002.

ING GET Fund -- Series D                            0.66%
ING GET Fund -- Series E                            4.09%
ING GET Fund -- Series G                            4.97%
ING GET Fund -- Series H                            4.77%
ING GET Fund -- Series I                            5.35%
ING GET Fund -- Series J                            6.07%
ING GET Fund -- Series K                            5.73%
ING GET Fund -- Series L                            2.69%
ING GET Fund -- Series M                            3.60%
ING GET Fund -- Series N                           -0.37%
ING GET Fund -- Series P                            1.27%
ING GET Fund -- Series Q(1)                         2.11%
ING GET Fund -- Series R(2)                         2.17%
ING GET Fund -- Series S(3)                         1.15%
ING GET Fund -- Series T(4)                         1.21%
S&P 500 Index                                     -22.10%
Lehman Brothers Aggregate Bond Index               10.25%

------------------
(1) Total return calculation is from the first day of Guarantee Period
    (3/15/02).

(2) Total return calculation is from the first day of Guarantee Period
    (6/14/02).

(3) Total return calculation is from the first day of Guarantee Period
    (9/12/02).

(4) Total return calculation is from the first day of Guarantee Period
    (12/12/02).

Since ING GET Fund, Series U had not entered the Guarantee Period as of December 31, 2002, it does not have performance information for that period that an investor may find useful in evaluating the risks of investing in the Series. For current performance, when available, please call ING Funds Distributor, LLC at
(800) 992-0180.

PORTFOLIO SPECIFICS: The GET Series performance is driven by three factors: the asset allocation process, the underlying fixed income portfolio, invested primarily in U.S. Treasury and agency securities, and the underlying equity portfolio, invested in Aeltus' quantitative enhanced S&P 500 strategy. Asset allocation was the main contributor to outperformance relative to the S&P 500 as bonds outperformed stocks throughout 2002. Over the course of the year, our allocation to equities was lowered while the fixed income allocation was increased.

The asset allocation process is designed to participate in upwardly moving equity markets and to focus on loss protection when markets are troubled. The factors that determine the allocation include: market volatility, the current level of interest rates, time left to the maturity of the Series, and the current value of the Series' assets relative to the underlying guarantee amount. In general, the Series buys equities (and sells fixed income securities) when the equity market is rising and sells equities in favor of fixed income securities as the equity market declines. Frequent asset re-allocations can significantly impact performance, especially in rapidly moving or very volatile markets by generating transaction costs such as brokerage commissions.

The Series' underlying equity component outperformed the S&P 500 for the period, led by successful individual security selection, in particular, in the industrials and information technology sectors. Effective individual security selection was partially offset by the adverse impact of the Series' sector allocation. This was due to our underweights in energy and healthcare, which performed relatively well during the year.

The fixed income component delivered strong positive returns compared to equities. Series I-R outperformed the Lehman Aggregate as longer duration U.S. Treasuries

                                              ING GET FUND -- SERIES D THROUGH U

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


and agencies outperformed other sectors in the benchmark over the period. Series D-H's fixed income component underperformed the Lehman Aggregate over the period mainly due to their shorter durations. Over the period, shorter duration Treasuries and Agencies underperformed other sectors of the Lehman Aggregate. Series S, which started its guarantee period on September 12, 2002, modestly underperformed the Lehman Aggregate as Treasuries and agencies took a back seat to credit sectors in the fourth quarter rally.

                                   ASSET ALLOCATION AS A
                                PERCENTAGE OF NET ASSETS AT
                                     DECEMBER 31, 2002
                                ----------------------------
                                  EQUITY       FIXED INCOME
                                 COMPONENT      COMPONENT
                                 ---------      ---------
ING GET Fund -- Series D            4.59%          94.75%
ING GET Fund -- Series E            5.29%          94.84%
ING GET Fund -- Series G            2.55%          97.59%
ING GET Fund -- Series H            5.36%          94.70%
ING GET Fund -- Series I            3.43%          96.67%
ING GET Fund -- Series J            0.73%          99.34%
ING GET Fund -- Series K            0.64%          99.47%
ING GET Fund -- Series L            3.64%          96.40%
ING GET Fund -- Series M            4.69%          95.43%
ING GET Fund -- Series N           12.23%          87.87%
ING GET Fund -- Series P            4.72%          95.34%
ING GET Fund -- Series Q           14.52%          85.61%
ING GET Fund -- Series R           10.05%          90.08%
ING GET Fund -- Series S           12.43%          87.67%
ING GET Fund -- Series T           14.28%          85.65%
ING GET Fund -- Series U               --         100.00%

MARKET OUTLOOK: The cumulative losses of the recent three-year bear market in U.S. large cap equities have only been exceeded by the four year bear market from 1929-32. The depression era bear market was accompanied by a 50% decline in nominal gross domestic product ("GDP") and double-digit unemployment -- conditions that do not exist today. All of the prior multi-year bear markets, in 1929-32, 1939-41, and 1973-74, were followed by a period of abnormally high equity returns. Based on the historical relationship between expected earnings and current interest rates, the U.S. large cap market may be significantly undervalued now. While expected earnings may not materialize and the risks of terrorism and war remain, valuations and the length of the recent bear market suggest a positive outlook for U.S. equity returns.

Thus, in 2003 we expect a generally favorable economic and monetary climate for investors. The U.S. should continue to be the growth leader among the world's developed economies, with real GDP growth, on a year over year basis, expected to be in the 2.8-3% range, and to have a gradual recovery. The U.S. continues to have very accommodative monetary and fiscal policies and we expect inflation to remain under control. We think the Federal Reserve may be reluctant to raise the Fed Funds rate prematurely, waiting for growth and employment gains to be firmly established before raising rates.

ING GET FUND -- SERIES D

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES D
                                                  --------------------            -------------          -----------------------
01/16/1999                                              10000.00                    10000.00                    10000.00
12/31/1999                                               9848.00                    11618.00                    10801.00
12/31/2000                                              10992.00                    10560.00                    10413.00
12/31/2001                                              11921.00                     9305.00                    16621.00
12/31/2002                                              13143.00                     7248.00                    10692.00

                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                         -----------------------------------------
                                                                                SINCE INCEPTION OF
                                                                                 GUARANTEE PERIOD
                                                         1 YEAR                      1/16/99
                                                         ------                      -------
ING GET Fund -- Series D                                   0.66%                       1.70%
S&P 500 Index                                            -22.10%                      -7.89%(1)
Lehman Brothers Aggregate Bond Index                      10.25%                       7.23%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series D against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 02/01/99.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES E

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                                                             LEHMAN BROTHERS
                                                 ING GET FUND - SERIES E          S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 -----------------------          -------------           --------------------
9/15/1999                                               10000.00                    10000.00                    10000.00
12/31/1999                                              10714.00                    11173.00                    10104.00
12/31/2000                                              10247.00                    10156.00                    11278.00
12/31/2001                                              10330.00                     8949.00                    12231.00
12/31/2002                                              10752.00                     6971.00                    13485.00

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                           FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      09/15/99
                                                          ------                      --------
ING GET Fund -- Series E                                    4.09%                       2.22%
S&P 500 Index                                             -22.10%                     -10.26%(1)
Lehman Brothers Aggregate Bond Index                       10.25%                       9.38%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series E against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/99.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

ING GET FUND -- SERIES G

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES G
                                                  --------------------            -------------          -----------------------
12/15/1999                                              10000.00                    10000.00                    10000.00
12/31/1999                                               9952.00                    10589.00                    10288.00
12/31/2000                                              11109.00                     9625.00                     9983.00
12/31/2001                                              12047.00                     8481.00                    10124.00
12/31/2002                                              13282.00                     6606.00                    10627.00

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                           FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      12/15/99
                                                          ------                      --------
ING GET Fund -- Series G                                    4.97%                       2.01%
S&P 500 Index                                             -22.10%                     -12.58%(1)
Lehman Brothers Aggregate Bond Index                       10.25%                       9.64%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series G against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/99.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES H

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES H
                                                  --------------------            -------------          -----------------------
5/15/2000                                               10000.00                    10000.00                    10000.00
12/31/2000                                              11065.00                     9755.00                    10089.00
12/31/2001                                              12000.00                     8596.00                    10158.00
12/31/2002                                              13230.00                     6696.00                    10642.00

                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                         -----------------------------------------
                                                                                SINCE INCEPTION OF
                                                                                 GUARANTEE PERIOD
                                                         1 YEAR                      3/15/00
                                                         ------                      -------
ING GET Fund -- Series H                                   4.77%                       2.25%
S&P 500 Index                                            -22.10%                     -13.20%(1)
Lehman Brothers Aggregate Bond Index                      10.25%                      10.38%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series H against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/00.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

ING GET FUND -- SERIES I

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES I
                                                  --------------------            -------------          -----------------------
6/15/2000                                                 10000                       10000                       10000
12/31/2000                                                10958                        9353                        9848
12/31/2001                                                11883                        8242                        9963
12/31/2002                                                13102                        6420                       10496

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                           FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      6/15/00
                                                          ------                      -------
ING GET Fund -- Series I                                    5.35%                       1.92%
S&P 500 Index                                             -22.10%                     -15.76%(1)
Lehman Brothers Aggregate Bond Index                       10.25%                      11.02%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series I against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/00.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES J

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                                                             LEHMAN BROTHERS
                                                 ING GET FUND - SERIES J          S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 -----------------------          -------------           --------------------
9/14/2000                                               10000.00                    10000.00                    10000.00
12/31/2000                                               9676.00                     8731.00                    10486.00
12/31/2001                                               9803.00                     7693.00                    11371.00
12/31/2002                                              10398.00                     5993.00                    12538.00

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                           FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      9/14/00
                                                          ------                      -------
ING GET Fund -- Series J                                    6.07%                       1.71%
S&P 500 Index                                             -22.10%                     -19.70%(1)
Lehman Brothers Aggregate Bond Index                       10.25%                      10.18%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series J against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/00.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

ING GET FUND -- SERIES K

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES K
                                                  --------------------            -------------          -----------------------
12/14/2002                                                10000                       10000                       10000
12/31/2000                                                10186                       10049                        9910
12/31/2001                                                11046                        8855                        9832
12/31/2002                                                12178                        6897                       10395

                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                            FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                            ----------------------------------------
                                                                                  SINCE INCEPTION OF
                                                                                   GUARANTEE PERIOD
                                                            1 YEAR                     12/14/00
                                                            ------                     --------
ING GET Fund -- Series K                                      5.73%                       1.91%
S&P 500 Index                                               -22.10%                     -16.33%(1)
Lehman Brothers Aggregate Bond Index                         10.25%                       9.92%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series K against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/00.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES L

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES L
                                                  --------------------            -------------          -----------------------
03/15/2001                                              10000.00                    10000.00                    10000.00
12/31/2001                                              10578.00                     9363.00                     9986.00
12/31/2002                                              11663.00                     7294.00                    10255.00

                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                            FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                            ----------------------------------------
                                                                                  SINCE INCEPTION OF
                                                                                   GUARANTEE PERIOD
                                                            1 YEAR                     03/15/01
                                                            ------                     --------
ING GET Fund -- Series L                                      2.69%                       1.41%
S&P 500 Index                                               -22.10%                     -15.81%(1)
Lehman Brothers Aggregate Bond Index                         10.25%                       8.75%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series L against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/01.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

ING GET FUND -- SERIES M

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES M
                                                  --------------------            -------------          -----------------------
06/14/2001                                              10000.00                    10000.00                    10000.00
12/31/2001                                              10505.00                     9214.00                     9866.00
12/31/2002                                              11583.00                     7177.00                    10222.00

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                           FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                          -----------------------------------------
                                                                                 SINCE INCEPTION OF
                                                                                  GUARANTEE PERIOD
                                                          1 YEAR                      06/14/01
                                                          ------                      --------
ING GET Fund -- Series M                                    3.60%                       1.43%
S&P 500 Index                                             -22.10%                     -18.90%(1)
Lehman Brothers Aggregate Bond Index                       10.25%                       9.72%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series M against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/01.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES N

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES N
                                                  --------------------            -------------          -----------------------
09/18/2001                                              10000.00                    10000.00                    10000.00
12/31/2001                                              10005.00                    11069.00                    10282.00
12/31/2002                                              11030.00                     8622.00                    10245.00

                                                                 TOTAL RETURNS FOR THE
                                                            PERIODS ENDED DECEMBER 31, 2002
                                                   -------------------------------------------------
                                                                              SINCE INCEPTION OF
                                                                               GUARANTEE PERIOD
                                                   1 YEAR                          09/18/01
                                                   ------                          --------
ING GET Fund -- Series N                            -0.37%                           1.89%
S&P 500 Index                                      -22.10%                         -11.19%(1)
Lehman Brothers Aggregate Bond Index                10.25%                           8.16%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series N against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/01.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

ING GET FUND -- SERIES P

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                                                                             LEHMAN BROTHERS
                                                 ING GET FUND - SERIES P          S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 -----------------------          -------------           --------------------
12/13/2001                                                10000                       10000                       10000
12/31/2001                                                10026                       10088                        9936
12/31/2002                                                10153                        7858                       10955

                                                                 TOTAL RETURNS FOR THE
                                                            PERIODS ENDED DECEMBER 31, 2002
                                                   -------------------------------------------------
                                                                              SINCE INCEPTION OF
                                                                               GUARANTEE PERIOD
                                                   1 YEAR                          12/13/01
                                                   ------                          --------
ING GET Fund -- Series P                             1.27%                           1.46%
S&P 500 Index                                      -22.10%                         -19.95%(1)
Lehman Brothers Aggregate Bond Index                10.25%                           8.79%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series P against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/01.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES Q

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX           ING GET FUND-SERIES Q
                                                  --------------------            -------------           ---------------------
03/15/2002                                                10000                       10000                       10000
12/31/2002                                                10832                        8060                       10211

                                                                         TOTAL RETURNS FOR THE
                                                                     PERIOD ENDED DECEMBER 31, 2002
                                                                     ------------------------------
                                                                           SINCE INCEPTION OF
                                                                            GUARANTEE PERIOD
                                                                                03/15/02
                                                                                --------
ING GET Fund -- Series Q                                                          2.11%
S&P 500 Index                                                                   -19.40%(1)
Lehman Brothers Aggregate Bond Index                                              8.32%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series Q against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/02.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

ING GET FUND -- SERIES R

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES R
                                                  --------------------            -------------          -----------------------
06/14/2002                                                10000                       10000                       10000
12/31/2002                                                10715                        8331                       10217

                                                                         TOTAL RETURNS FOR THE
                                                                     PERIOD ENDED DECEMBER 31, 2002
                                                                     ------------------------------
                                                                           SINCE INCEPTION OF
                                                                            GUARANTEE PERIOD
                                                                                06/14/02
                                                                                --------
ING GET Fund -- Series R                                                          2.17%
S&P 500 Index                                                                   -16.69%(1)
Lehman Brothers Aggregate Bond Index                                              7.15%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series R against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 06/01/02.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES S

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES S
                                                  --------------------            -------------          -----------------------
09/12/2002                                                10000                       10000                       10000
12/31/2002                                                10322                        9665                       10115

                                                                         TOTAL RETURNS FOR THE
                                                                     PERIOD ENDED DECEMBER 31, 2002
                                                                     ------------------------------
                                                                           SINCE INCEPTION OF
                                                                            GUARANTEE PERIOD
                                                                                09/12/02
                                                                                --------
ING GET Fund -- Series S                                                          1.15%
S&P 500 Index                                                                    -3.35%(1)
Lehman Brothers Aggregate Bond Index                                              3.22%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series S against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/02.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

ING GET FUND -- SERIES T

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


[LINE GRAPH]

                                                     LEHMAN BROTHERS
                                                  AGGREGATE BOND INDEX            S&P 500 INDEX          ING GET FUND - SERIES T
                                                  --------------------            -------------          -----------------------
12/12/2002                                                10000                       10000                       10000
12/31/2002                                                10207                        9412                       10121

                                                                         TOTAL RETURNS FOR THE
                                                                     PERIOD ENDED DECEMBER 31, 2002
                                                                     ------------------------------
                                                                           SINCE INCEPTION OF
                                                                            GUARANTEE PERIOD
                                                                                12/12/02
                                                                                --------
ING GET Fund -- Series T                                                          1.21%
S&P 500 Index                                                                    -5.88%(1)
Lehman Brothers Aggregate Bond Index                                              2.07%(1)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING GET Fund -- Series T against the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Since inception performance for the index is shown from 12/01/02.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                See accompanying index descriptions on page 20.

                                                        ING GET FUND -- SERIES U

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE FUND MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

Since ING GET Fund -- Series U had not entered the Guarantee Period as of December 31, 2002, it does not have performance information for that period that an investor may find useful in evaluating the risks of investing in the Series. For current performance, when available, please call ING Funds Distributor, LLC at (800) 992-0180.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Series is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by ING Life Insurance & Annuity Company. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
ING GET Fund:

We have audited the accompanying statements of assets and liabilities of ING GET Fund, Series D, Series E, Series G, Series H, Series I, Series J, Series K, Series L, Series M, Series N, Series P, Series Q, Series R, Series S, Series T and Series U (collectively, the "Fund"), including the portfolios of investments, as of December 31, 2002, and the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodians and brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING GET Fund, Series D, Series E, Series G, Series H, Series I, Series J, Series K, Series L, Series M, Series N, Series P, Series Q, Series R, Series S, Series T and Series U as of December 31, 2002, the results of their operations, changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                   [KPMG LLP]

Boston, Massachusetts
February 7, 2003

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

                                          ING             ING             ING             ING             ING            ING
                                       GET FUND -      GET FUND -      GET FUND -      GET FUND -     GET FUND -     GET FUND -
                                        SERIES D        SERIES E        SERIES G        SERIES H       SERIES I       SERIES J
                                        --------        --------        --------        --------       --------       --------
ASSETS:
Investments in securities, at
 value*                               $376,522,365    $402,398,674    $197,605,643    $145,897,874    $84,994,151    $72,079,535
Short-term investments, at
 amortized cost                          2,401,000       2,162,000         724,000       1,232,000        395,000        240,000
Cash                                           795             108             104             773            566            760
Receivables:
 Dividends and interest                  3,103,068          29,509           7,086          69,385          4,065         29,087
 Investment securities sold                639,163         780,507         183,159         283,849        111,614         21,956
Prepaid expenses                             9,484           9,630           4,663           3,516          1,993          1,691
Reimbursement due from manager                  --              --             782              --          5,867          5,866
                                      ------------    ------------    ------------    ------------    -----------    -----------
 Total assets                          382,675,875     405,380,428     198,525,437     147,487,397     85,513,256     72,378,895
                                      ------------    ------------    ------------    ------------    -----------    -----------
LIABILITIES:
Payable for investment securities
 purchased                                 675,983         825,383         193,557         300,037        117,521         23,010
Payable for fund shares redeemed           256,508         203,066         108,567          17,452          4,031          6,042
Payable to affiliates                      220,120         232,399         113,648          84,302         48,827         41,242
Other accrued expenses and
 liabilities                                70,632          71,780          52,208          43,639         42,387         42,408
                                      ------------    ------------    ------------    ------------    -----------    -----------
 Total liabilities                       1,223,243       1,332,628         467,980         445,430        212,766        112,702
                                      ------------    ------------    ------------    ------------    -----------    -----------
NET ASSETS                            $381,452,632    $404,047,800    $198,057,457    $147,041,967    $85,300,490    $72,266,193
                                      ============    ============    ============    ============    ===========    ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                       $406,073,454    $413,745,672    $199,990,118    $146,758,573    $85,637,336    $72,958,656
Undistributed net investment
 income                                 13,851,506      15,756,499       7,432,335       5,628,242      2,770,594      2,417,158
Accumulated net realized loss on
 investments and futures               (42,997,714)    (43,710,073)    (19,643,656)    (12,330,792)    (7,377,417)    (7,090,386)
Net unrealized appreciation of
 investments                             4,525,386      18,255,702      10,278,660       6,985,944      4,269,977      3,980,765
                                      ------------    ------------    ------------    ------------    -----------    -----------
NET ASSETS                            $381,452,632    $404,047,800    $198,057,457    $147,041,967    $85,300,490    $72,266,193
                                      ============    ============    ============    ============    ===========    ===========
* Cost of securities                  $371,996,979    $384,142,972    $187,326,983    $138,911,930    $80,724,174    $68,098,770
CLASS R:
Net assets                            $381,452,632    $404,047,800    $198,057,457    $147,041,967    $85,300,490    $72,266,193
Shares authorized                        unlimited       unlimited       unlimited       unlimited      unlimited      unlimited
Par value                             $      0.001    $      0.001    $      0.001    $      0.001    $     0.001    $     0.001
Shares outstanding                      40,610,435      41,062,602      19,798,477      14,506,074      8,434,236      7,166,626
Net asset value and redemption
 price per share                      $       9.39    $       9.84    $      10.00    $      10.14    $     10.11    $     10.08

                                        ING
                                    GET FUND -
                                     SERIES K
                                     --------
ASSETS:
Investments in securities, at
 value*                             $83,043,040
Short-term investments, at
 amortized cost                         363,000
Cash                                        841
Receivables:
 Dividends and interest                     803
 Investment securities sold              22,975
Prepaid expenses                          2,034
Reimbursement due from manager            5,086
                                    -----------
 Total assets                        83,437,779
                                    -----------
LIABILITIES:
Payable for investment securities
 purchased                               24,102
Payable for fund shares redeemed         11,116
Payable to affiliates                    48,891
Other accrued expenses and
 liabilities                             38,349
                                    -----------
 Total liabilities                      122,458
                                    -----------
NET ASSETS                          $83,315,321
                                    ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                     $82,544,780
Undistributed net investment
 income                               2,485,628
Accumulated net realized loss on
 investments and futures             (5,535,853)
Net unrealized appreciation of
 investments                          3,820,766
                                    -----------
NET ASSETS                          $83,315,321
                                    ===========
* Cost of securities                $79,222,274
CLASS R:
Net assets                          $83,315,321
Shares authorized                     unlimited
Par value                           $     0.001
Shares outstanding                    8,111,771
Net asset value and redemption
 price per share                    $     10.27

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

                                       ING            ING             ING             ING             ING             ING
                                   GET FUND -      GET FUND -      GET FUND -      GET FUND -      GET FUND -      GET FUND -
                                    SERIES L        SERIES M        SERIES N        SERIES P        SERIES Q        SERIES R
                                    --------        --------        --------        --------        --------        --------
ASSETS:
Investments in securities, at
 value*                            $76,091,311    $114,894,955    $118,072,394    $217,201,732    $227,957,401    $213,298,787
Short-term investments, at
 amortized cost                        375,000         668,000         856,000       1,587,000       1,259,000       1,054,000
Cash                                       885             192             396             809             879             732
Receivables:
 Dividends and interest                 60,030           7,616          29,561          38,555          59,516          46,023
 Investment securities sold            105,424         194,200         571,364       2,451,483       1,330,063         850,785
Prepaid expenses                         1,802           2,716           2,827           4,901           4,818          13,188
Reimbursement due from manager           8,588           5,448           3,626              --              --             814
                                   -----------    ------------    ------------    ------------    ------------    ------------
 Total assets                       76,643,040     115,773,127     119,536,168     221,284,480     230,611,677     215,264,329
                                   -----------    ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Payable for investment
 securities purchased                  111,068         205,444         602,409       2,371,762       1,401,976         830,205
Payable for fund shares
 redeemed                               13,147          31,328           6,521          21,907          55,469          85,194
Payable to affiliates                   43,638          65,921          67,950         172,362         180,907         169,465
Other accrued expenses and
 liabilities                            42,611          43,733          44,697          53,191          53,305         101,019
                                   -----------    ------------    ------------    ------------    ------------    ------------
 Total liabilities                     210,464         346,426         721,577       2,619,222       1,691,657       1,185,883
                                   -----------    ------------    ------------    ------------    ------------    ------------
NET ASSETS                         $76,432,576    $115,426,701    $118,814,591    $218,665,258    $228,920,020    $214,078,446
                                   ===========    ============    ============    ============    ============    ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                    $76,334,109    $114,942,497    $117,946,332    $215,830,977    $228,570,234    $212,354,242
Undistributed net investment
 income                              2,509,246       3,718,519       2,917,584       4,993,423              --          17,174
Accumulated net realized loss
 on investments and futures         (6,347,480)    (10,470,716)     (6,781,675)    (13,088,533)    (11,532,234)     (5,647,678)
Net unrealized appreciation of
 investments                         3,936,701       7,236,401       4,732,350      10,929,391      11,882,020       7,354,708
                                   -----------    ------------    ------------    ------------    ------------    ------------
NET ASSETS                         $76,432,576    $115,426,701    $118,814,591    $218,665,258    $228,920,020    $214,078,446
                                   ===========    ============    ============    ============    ============    ============
* Cost of securities               $72,154,610    $107,658,554    $113,340,044    $206,272,341    $216,075,381    $205,944,079
CLASS R:
Net assets                         $76,432,576    $115,426,701    $118,814,591    $218,665,258    $228,920,020    $214,078,446
Shares authorized                    unlimited       unlimited       unlimited       unlimited       unlimited       unlimited
Par value                          $     0.001    $      0.001    $      0.001    $      0.001    $      0.001    $      0.001
Shares outstanding                   7,553,465      11,356,408      11,739,730      21,489,438      22,800,593      21,199,698
Net asset value and redemption
 price per share                   $     10.12    $      10.16    $      10.12    $      10.18    $      10.04    $      10.10

                                     ING
                                  GET FUND -
                                   SERIES S
                                   --------
ASSETS:
Investments in securities, at
 value*                          $324,076,743
Short-term investments, at
 amortized cost                     1,294,000
Cash                                      591
Receivables:
 Dividends and interest                68,236
 Investment securities sold         2,026,430
Prepaid expenses                       17,864
Reimbursement due from manager             --
                                 ------------
 Total assets                     327,483,864
                                 ------------
LIABILITIES:
Payable for investment
 securities purchased               1,989,771
Payable for fund shares
 redeemed                             142,733
Payable to affiliates                 257,155
Other accrued expenses and
 liabilities                           53,005
                                 ------------
 Total liabilities                  2,442,664
                                 ------------
NET ASSETS                       $325,041,200
                                 ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                  $323,320,518
Undistributed net investment
 income                                42,551
Accumulated net realized loss
 on investments and futures        (1,154,638)
Net unrealized appreciation of
 investments                        2,832,769
                                 ------------
NET ASSETS                       $325,041,200
                                 ============
* Cost of securities             $321,243,974
CLASS R:
Net assets                       $325,041,200
Shares authorized                   unlimited
Par value                        $      0.001
Shares outstanding                 32,262,247
Net asset value and redemption
 price per share                 $      10.07

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------


                                                                    ING            ING
                                                                 GET FUND -     GET FUND -
                                                                  SERIES T       SERIES U
                                                                  --------       --------
ASSETS:
Investments in securities, at value*                            $269,998,426    $1,535,633
Short-term investments, at amortized cost                          7,231,000            --
Cash                                                                     893           493
Cash (collateral for futures)                                        356,250            --
Receivables:
 Dividends and interest                                               32,763            22
 Fund shares sold                                                     23,854            --
 Investment securities sold                                        1,452,454            --
 Futures variation margin                                              8,750            --
Prepaid expenses                                                      20,025        20,001
Reimbursement due from manager                                        19,000        10,000
                                                                ------------    ----------
 Total assets                                                    279,143,415     1,566,149
                                                                ------------    ----------
LIABILITIES:
Payable for investment securities purchased                        1,497,955            --
Payable for fund shares redeemed                                      42,022         5,658
Payable to affiliates                                                140,106           293
Other accrued expenses and liabilities                                29,121        10,041
                                                                ------------    ----------
 Total liabilities                                                 1,709,204        15,992
                                                                ------------    ----------
NET ASSETS                                                      $277,434,211    $1,550,157
                                                                ============    ==========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                 $274,641,160    $1,549,610
Undistributed net investment income                                  302,417           379
Accumulated net realized loss on investments                        (168,922)           --
Net unrealized appreciation of investments                         2,659,556           168
                                                                ------------    ----------
NET ASSETS                                                      $277,434,211    $1,550,157
                                                                ============    ==========
* Cost of securities                                            $267,287,395    $1,535,465
CLASS R:
Net assets                                                      $277,434,211    $1,550,157
Shares authorized                                                  unlimited     unlimited
Par value                                                       $      0.001    $    0.001
Shares outstanding                                                27,405,369       154,944
Net asset value and redemption price per share                  $      10.12    $    10.00

                 See Accompanying Notes to Financial Statements

         STATEMENTS OF OPERATIONS for the year ended December 31, 2002
--------------------------------------------------------------------------------


                                  ING             ING            ING           ING            ING           ING           ING
                               GET FUND -     GET FUND -     GET FUND -     GET FUND -    GET FUND -     GET FUND -    GET FUND -
                                SERIES D       SERIES E       SERIES G       SERIES H      SERIES I       SERIES J      SERIES K
                                --------       --------       --------       --------      --------       --------      --------
INVESTMENT INCOME:
 Dividends, net of foreign
   taxes*                     $    603,562    $   542,959    $   207,758    $  246,487    $   111,936    $   84,082    $  105,088
 Interest                       16,252,713     18,240,722      8,712,389     6,519,249      3,307,191     2,882,753     3,037,585
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
   Total investment income      16,856,275     18,783,681      8,920,147     6,765,736      3,419,127     2,966,835     3,142,673
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
EXPENSES:
 Investment management
   fees                          2,529,417      2,541,585      1,219,611       920,989        519,673       439,808       528,459
 Transfer agent fees                 3,262          3,196          3,206         3,223          3,255         3,251         3,249
 Administrative and
   service fees                    253,867        254,427        121,941        92,172         51,933        43,956        52,825
 Shareholder reporting
   expense                          28,384         29,840         20,662        17,641         14,985        12,036        10,098
 Professional fees                  31,874         34,939         22,158        21,627         20,557        20,807        21,473
 Custody and accounting
   expense                         121,206        124,011         79,563        63,576         57,846        64,205        63,274
 Directors' expense                 15,751         15,629         10,412         9,716          6,540         6,057         3,788
 Miscellaneous expense              19,338         18,779         10,017         7,329          4,664         1,834         2,283
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
   Total expenses                3,003,099      3,022,406      1,487,570     1,136,273        679,453       591,954       685,449
Less:
 Net waived and reimbursed
   fees                                 --             --            782            --         33,540        44,548        30,557
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
   Net expenses                  3,003,099      3,022,406      1,486,788     1,136,273        645,913       547,406       654,892
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
 Net investment income          13,853,176     15,761,275      7,433,359     5,629,463      2,773,214     2,419,429     2,487,781
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FUTURES:
 Net realized gain (loss)
   on:
   Investments                  (7,392,868)    (2,577,811)    (2,183,313)      448,330     (1,013,210)     (787,960)      574,276
   Futures contracts                85,844        (72,019)            --            --             --            --            --
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
     Net realized gain
       (loss)                   (7,307,024)    (2,649,830)    (2,183,313)      448,330     (1,013,210)     (787,960)      574,276
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
 Net change in unrealized
   appreciation
   (depreciation) on:
   Investments                  (3,687,358)     3,817,333      4,588,597       988,313      2,756,641     2,692,008     1,809,157
   Futures contracts               (55,411)       (44,879)            --            --             --            --            --
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
     Net change in
       unrealized
       appreciation
       (depreciation)           (3,742,769)     3,772,454      4,588,597       988,313      2,756,641     2,692,008     1,809,157
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
 Net realized and
   unrealized gain (loss)
   on investments and
   futures                     (11,049,793)     1,122,624      2,405,284     1,436,643      1,743,431     1,904,048     2,383,433
                              ------------    -----------    -----------    ----------    -----------    ----------    ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS    $  2,803,383    $16,883,899    $ 9,838,643    $7,066,106    $ 4,516,645    $4,323,477    $4,871,214
                              ============    ===========    ===========    ==========    ===========    ==========    ==========
* Foreign taxes               $      2,153    $     2,273    $       715    $      836    $       394    $      356    $      469

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       ING             ING             ING             ING             ING             ING
                                     GET FUND        GET FUND        GET FUND        GET FUND        GET FUND        GET FUND
                                     SERIES L        SERIES M        SERIES N        SERIES P        SERIES Q        SERIES R
                                     --------        --------        --------        --------        --------        --------
                                       YEAR            YEAR            YEAR            YEAR            YEAR           PERIOD
                                      ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2002            2002            2002            2002            2002          2002(1)
                                       ----            ----            ----            ----            ----          -------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*  $   212,451     $   290,460     $   501,039     $   727,444     $   572,561     $   306,294
 Interest                            2,891,990       4,304,016       3,349,023       6,489,112       5,712,498       3,969,571
                                   -----------     -----------     -----------     ------------    ------------    -----------
     Total investment income         3,104,441       4,594,476       3,850,062       7,216,556       6,285,059       4,275,865
                                   -----------     -----------     -----------     ------------    ------------    -----------
EXPENSES:
 Investment management fees            470,977         711,304         743,033       1,354,081       1,123,717         711,487
 Distribution and service fees              --              --              --         564,219         467,318         297,665
 Transfer agent fees                     3,355           3,277           3,369           4,000           3,241          11,836
 Administrative and service fees        47,115          71,157          74,568         135,535         106,541          65,487
 Shareholder reporting expense          15,171          13,557          17,508          22,400          16,087          20,372
 Professional fees                      22,621          27,257          27,128          29,476          24,874          22,880
 Custody and accounting expense         65,143          74,338          82,915          96,793          87,601          61,448
 Directors' expense                      6,388           7,753           7,803          10,959           9,622          11,063
 Miscellaneous expense                   2,003           3,381           3,468           2,184           1,345           3,214
 Organization expense                       --              --              --              --              --          21,068
                                   -----------     -----------     -----------     ------------    ------------    -----------
   Total expenses                      632,773         912,024         959,792       2,219,647       1,840,346       1,226,520
Less:
 Net waived and reimbursed fees         40,605          38,713          30,286              --          19,477          36,677
                                   -----------     -----------     -----------     ------------    ------------    -----------
   Net expenses                        592,168         873,311         929,506       2,219,647       1,820,869       1,189,843
                                   -----------     -----------     -----------     ------------    ------------    -----------
 Net investment income               2,512,273       3,721,165       2,920,556       4,996,909       4,464,190       3,086,022
                                   -----------     -----------     -----------     ------------    ------------    -----------
 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FUTURES:
 Net realized gain (loss) on:
   Investments                      (3,573,423)     (5,921,127)     (6,071,246)    (13,064,516)    (11,533,266)     (5,648,298)
   Futures contracts                    34,144          25,850          72,919         (10,812)             --              --
                                   -----------     -----------     -----------     ------------    ------------    -----------
       Net realized loss            (3,539,279)     (5,895,277)     (5,998,327)    (13,075,328)    (11,533,266)     (5,648,298)
                                   -----------     -----------     -----------     ------------    ------------    -----------
 Net change in unrealized
   appreciation (depreciation)
   on:
   Investments                       3,082,755       6,413,844       2,449,331      10,551,383      11,881,953       7,354,708
   Futures contracts                   (22,439)        (16,486)        (47,168)             --              --              --
                                   -----------     -----------     -----------     ------------    ------------    -----------
       Net change in unrealized
         appreciation                3,060,316       6,397,358       2,402,163      10,551,383      11,881,953       7,354,708
                                   -----------     -----------     -----------     ------------    ------------    -----------
 Net realized and unrealized gain
   (loss) on investments              (478,963)        502,081      (3,596,164)     (2,523,945)        348,687       1,706,410
                                   -----------     -----------     -----------     ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS:                       $ 2,033,310     $ 4,223,246     $  (675,608)    $ 2,472,964     $ 4,812,877     $ 4,792,432
                                   ===========     ===========     ===========     ============    ============    ===========
------------------
*  Foreign taxes                   $       781     $       896     $     1,631     $     2,667     $     2,566     $        --

                                       ING
                                     GET FUND
                                     SERIES S
                                     --------
                                      PERIOD
                                      ENDED
                                   DECEMBER 31,
                                     2002(2)
                                     -------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*  $   243,395
 Interest                            2,862,969
                                   -----------
     Total investment income         3,106,364
                                   -----------
EXPENSES:
 Investment management fees            613,572
 Distribution and service fees         264,783
 Transfer agent fees                     4,805
 Administrative and service fees        58,254
 Shareholder reporting expense           9,734
 Professional fees                      16,488
 Custody and accounting expense         19,149
 Directors' expense                      5,918
 Miscellaneous expense                   1,783
 Organization expense                   16,137
                                   -----------
   Total expenses                    1,010,623
Less:
 Net waived and reimbursed fees             --
                                   -----------
   Net expenses                      1,010,623
                                   -----------
 Net investment income               2,095,741
                                   -----------
 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FUTURES:
 Net realized gain (loss) on:
   Investments                      (1,155,212)
   Futures contracts                        --
                                   -----------
       Net realized loss            (1,155,212)
                                   -----------
 Net change in unrealized
   appreciation (depreciation)
   on:
   Investments                       2,832,769
   Futures contracts                        --
                                   -----------
       Net change in unrealized
         appreciation                2,832,769
                                   -----------
 Net realized and unrealized gain
   (loss) on investments             1,677,557
                                   -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS:                       $ 3,773,298
                                   ===========
------------------
*  Foreign taxes                   $        --

(1) Commenced operations on March 18, 2002

(2) Commenced operations on June 17, 2002

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                                  ING             ING
                                                               GET FUND -      GET FUND -
                                                                SERIES T        SERIES U
                                                                --------        --------
                                                                 PERIOD          PERIOD
                                                                 ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                2002(1)         2002(2)
                                                                -------         -------
INVESTMENT INCOME:
 Dividends, net of foreign taxes                               $   32,340       $    --
 Interest                                                         459,431           721
                                                               ----------       -------
     Total investment income                                      491,771           721
                                                               ----------       -------
EXPENSES:
 Investment management fees                                        96,009           132
 Distribution and service fees                                     42,813           132
 Transfer agent fees                                                1,725             5
 Administrative and service fees                                    9,418            29
 Shareholder reporting expense                                      4,255             9
 Registration and filing expense                                       --             2
 Professional fees                                                 11,170            17
 Custody and accounting expense                                     4,094            11
 Directors' expense                                                 3,085             3
 Miscellaneous expense                                                319             2
 Organization expense                                              10,000        10,000
                                                               ----------       -------
   Total expenses                                                 182,888        10,342
Less:
 Net waived and reimbursed fees                                    19,000        10,000
                                                               ----------       -------
   Net expenses                                                   163,888           342
                                                               ----------       -------
 Net investment income                                            327,883           379
                                                               ----------       -------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES:
 Net realized gain (loss) on:
   Investments                                                    (86,931)           --
   Futures contracts                                              (82,037)           --
                                                               ----------       -------
       Net realized loss                                         (168,968)           --
                                                               ----------       -------
 Net change in unrealized appreciation (depreciation) on:
   Investments                                                  2,711,031           168
   Futures contracts                                              (51,475)           --
                                                               ----------       -------
       Net change in unrealized appreciation                    2,659,556           168
                                                               ----------       -------
 Net realized and unrealized gain on investments                2,490,588           168
                                                               ----------       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:          $2,818,471       $   547
                                                               ==========       =======
------------------

(1) Commenced operations on September 12, 2002.

(2) Commenced operations on December 12, 2002.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  ING GET FUND - SERIES D         ING GET FUND - SERIES E
                                                                ----------------------------    ----------------------------
                                                                    YEAR            YEAR            YEAR            YEAR
                                                                   ENDED           ENDED           ENDED           ENDED
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001            2002            2001
                                                                    ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                           $ 13,853,176    $ 18,073,409    $ 15,761,275    $ 17,040,587
Net realized loss on investments and futures                      (7,307,024)    (23,170,211)     (2,649,830)    (30,400,656)
Net change in unrealized appreciation (depreciation) on
 investments and futures                                          (3,742,769)     14,551,256       3,772,454      16,680,654
                                                                ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations               2,803,383       9,454,454      16,883,899       3,320,585
                                                                ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                            (18,062,001)     (2,230,315)    (17,041,241)     (1,707,866)
Net realized gain from investments                                        --      (4,755,385)             --      (1,957,913)
                                                                ------------    ------------    ------------    ------------
Total distributions                                              (18,062,001)     (6,985,700)    (17,041,241)     (3,665,779)
                                                                ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                                --              --              --       1,232,966
Shares resulting from dividend reinvestments                      18,062,001       6,985,700      17,041,241       3,665,779
                                                                ------------    ------------    ------------    ------------
                                                                  18,062,001       6,985,700      17,041,241       4,898,745
Cost of shares redeemed                                          (79,269,433)    (60,865,967)    (57,588,649)    (50,905,670)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets resulting from capital share
 transactions                                                    (61,207,432)    (53,880,267)    (40,547,408)    (46,006,925)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets                                       (76,466,050)    (51,411,513)    (40,704,750)    (46,352,119)
NET ASSETS:
Beginning of year                                                457,918,682     509,330,195     444,752,550     491,104,669
                                                                ------------    ------------    ------------    ------------
End of year                                                     $381,452,632    $457,918,682    $404,047,800    $444,752,550
                                                                ============    ============    ============    ============
Undistributed net investment income at end of year              $ 13,851,506    $ 18,069,279    $ 15,756,499    $ 17,037,356
                                                                ============    ============    ============    ============

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  ING GET FUND - SERIES G         ING GET FUND - SERIES H
                                                                ----------------------------    ----------------------------
                                                                    YEAR            YEAR            YEAR            YEAR
                                                                   ENDED           ENDED           ENDED           ENDED
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001            2002            2001
                                                                    ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                           $  7,433,359    $  7,833,894    $  5,629,463    $  5,523,588
Net realized gain (loss) on investments                           (2,183,313)     (7,698,865)        448,330      (8,898,652)
Net change in unrealized appreciation on investments               4,588,597       2,906,457         988,313       4,373,999
                                                                ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations               9,838,643       3,041,486       7,066,106         998,935
                                                                ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                             (7,832,473)       (842,785)     (5,522,471)       (498,672)
Net realized gain from investments                                        --              --              --        (284,955)
                                                                ------------    ------------    ------------    ------------
Total distributions                                               (7,832,473)       (842,785)     (5,522,471)       (783,627)
                                                                ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                                --         279,589              --          39,538
Shares resulting from dividend reinvestments                       7,832,473         842,785       5,522,471         783,627
                                                                ------------    ------------    ------------    ------------
                                                                   7,832,473       1,122,374       5,522,471         823,165
Cost of shares redeemed                                          (21,602,141)    (22,192,943)    (20,262,727)    (14,070,440)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets resulting from capital share
 transactions                                                    (13,769,668)    (21,070,569)    (14,740,256)    (13,247,275)
                                                                ------------    ------------    ------------    ------------
Net decrease in net assets                                       (11,763,498)    (18,871,868)    (13,196,621)    (13,031,967)
NET ASSETS:
Beginning of year                                                209,820,955     228,692,823     160,238,588     173,270,555
                                                                ------------    ------------    ------------    ------------
End of year                                                     $198,057,457    $209,820,955    $147,041,967    $160,238,588
                                                                ============    ============    ============    ============
Undistributed net investment income at end of year              $  7,432,335    $  7,831,782    $  5,628,242    $  5,521,635
                                                                ============    ============    ============    ============

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                   ING GET FUND -- SERIES I          ING GET FUND -- SERIES J
                                                                ------------------------------    ------------------------------
                                                                    YEAR              YEAR            YEAR              YEAR
                                                                   ENDED             ENDED           ENDED             ENDED
                                                                DECEMBER 31,      DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                                    2002              2001            2002              2001
                                                                    ----              ----            ----              ----
FROM OPERATIONS:
Net investment income                                           $ 2,773,214       $ 3,073,312     $ 2,419,429       $ 2,567,548
Net realized loss on investments                                 (1,013,210)       (3,280,109)       (787,960)       (3,283,726)
Net change in unrealized appreciation on investments              2,756,641         1,177,201       2,692,008         1,659,921
                                                                -----------       -----------     -----------       -----------
Net increase in net assets resulting from operations              4,516,645           970,404       4,323,477           943,743
                                                                -----------       -----------     -----------       -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                            (3,075,631)         (228,771)     (2,569,531)         (137,325)
                                                                -----------       -----------     -----------       -----------
Total distributions                                              (3,075,631)         (228,771)     (2,569,531)         (137,325)
                                                                -----------       -----------     -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                               --           392,838              --           348,279
Shares resulting from dividend reinvestments                      3,075,631           228,771       2,569,531           137,325
                                                                -----------       -----------     -----------       -----------
                                                                  3,075,631           621,609       2,569,531           485,604
Cost of shares redeemed                                          (7,875,752)       (7,039,221)     (7,239,206)       (6,450,707)
                                                                -----------       -----------     -----------       -----------
Net decrease in net assets resulting from capital share
 transactions                                                    (4,800,121)       (6,417,612)     (4,669,675)       (5,965,103)
                                                                -----------       -----------     -----------       -----------
Net decrease in net assets                                       (3,359,107)       (5,675,979)     (2,915,729)       (5,158,685)
NET ASSETS:
Beginning of year                                                88,659,597        94,335,576      75,181,922        80,340,607
                                                                -----------       -----------     -----------       -----------
End of year                                                     $85,300,490       $88,659,597     $72,266,193       $75,181,922
                                                                ===========       ===========     ===========       ===========
Undistributed net investment income at end of year              $ 2,770,594       $ 3,073,171     $ 2,417,158       $ 2,567,367
                                                                ===========       ===========     ===========       ===========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  ING GET FUND -- SERIES K            ING GET FUND -- SERIES L
                                                               ------------------------------      ------------------------------
                                                                   YEAR              YEAR              YEAR              YEAR
                                                                  ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2002              2001              2002              2001
                                                                   ----              ----              ----              ----
FROM OPERATIONS:
Net investment income                                          $ 2,487,781       $ 2,329,510       $ 2,512,273       $ 1,940,634
Net realized gain (loss) on investments and futures                574,276        (5,722,586)       (3,539,279)       (2,808,444)
Net change in unrealized appreciation on investments and
 futures                                                         1,809,157         2,616,325         3,060,316           876,393
                                                               ------------      -----------       -----------       -----------
Net increase (decrease) in net assets resulting from
 operations                                                      4,871,214          (776,751)        2,033,310             8,583
                                                               ------------      -----------       -----------       -----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                           (2,331,254)           (3,761)          (39,125)       (1,904,729)
                                                               ------------      -----------       -----------       -----------
Total distributions                                             (2,331,254)           (3,761)          (39,125)       (1,904,729)
                                                               ------------      -----------       -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                              --         1,342,918                --        88,776,235
Shares resulting from dividend reinvestments                     2,331,254             3,761            39,125         1,904,729
                                                               ------------      -----------       -----------       -----------
                                                                 2,331,254         1,346,679            39,125        90,680,964
Cost of shares redeemed                                        (12,372,929)       (6,357,060)       (7,236,957)       (8,351,135)
                                                               ------------      -----------       -----------       -----------
Net increase (decrease) in net assets resulting from
 capital share transactions                                    (10,041,675)       (5,010,381)       (7,197,832)       82,329,829
                                                               ------------      -----------       -----------       -----------
Net increase (decrease) in net assets                           (7,501,715)       (5,790,893)       (5,203,647)       80,433,683
NET ASSETS:
Beginning of year                                               90,817,036        96,607,929        81,636,223         1,202,540
                                                               ------------      -----------       -----------       -----------
End of year                                                    $83,315,321       $90,817,036       $76,432,576       $81,636,223
                                                               ============      ===========       ===========       ===========
Undistributed net investment income at end of year             $ 2,485,628       $ 2,329,248       $ 2,509,246       $    36,413
                                                               ============      ===========       ===========       ===========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  ING GET FUND -- SERIES M            ING GET FUND -- SERIES N
                                                               ------------------------------      ------------------------------
                                                                   YEAR             PERIOD             YEAR             PERIOD
                                                                  ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2002            2001(1)             2002            2001(2)
                                                               ------------      ------------      ------------      ------------
FROM OPERATIONS:
Net investment income                                          $  3,721,165      $  2,067,006      $  2,920,556      $    896,826
Net realized gain (loss) on investments and futures              (5,895,277)       (4,575,767)       (5,998,327)          959,932
Net change in unrealized appreciation on investments and
 futures                                                          6,397,358           839,043         2,402,163         2,330,187
                                                               ------------      ------------      ------------      ------------
Net increase (decrease) in net assets resulting from
 operations                                                       4,223,246        (1,669,718)         (675,608)        4,186,945
                                                               ------------      ------------      ------------      ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                               (41,036)       (2,028,202)          (21,792)         (871,982)
Net realized gain from investments                                       --                --        (1,640,462)         (103,278)
                                                               ------------      ------------      ------------      ------------
Total distributions                                                 (41,036)       (2,028,202)       (1,662,254)         (975,260)
                                                               ------------      ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                               --       129,961,229                --       144,014,557
Shares resulting from dividend reinvestments                         41,036         2,028,202         1,662,254           975,260
                                                               ------------      ------------      ------------      ------------
                                                                     41,036       131,989,431         1,662,254       144,989,817
Cost of shares redeemed                                         (11,899,717)       (5,188,339)      (16,042,246)      (12,669,057)
                                                               ------------      ------------      ------------      ------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                     (11,858,681)      126,801,092       (14,379,992)      132,320,760
                                                               ------------      ------------      ------------      ------------
Net increase (decrease) in net assets                            (7,676,471)      123,103,172       (16,717,854)      135,532,445
NET ASSETS:
Beginning of period                                             123,103,172                --       135,532,445                --
                                                               ------------      ------------      ------------      ------------
End of period                                                  $115,426,701      $123,103,172      $118,814,591      $135,532,445
                                                               ============      ============      ============      ============
Undistributed net investment income at end of period           $  3,718,519      $     38,804      $  2,917,584      $     19,444
                                                               ============      ============      ============      ============

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

(1) Commenced operations on March 15, 2001.
(2) Commenced operations on June 14, 2001.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                  ING GET FUND -- SERIES P            ING GET FUND -- SERIES Q
                                                               ------------------------------      ------------------------------
                                                                   YEAR             PERIOD             YEAR             PERIOD
                                                                  ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2002            2001(1)             2002            2001(2)
                                                               ------------      ------------      ------------      ------------
FROM OPERATIONS:
Net investment income                                          $  4,996,909      $    227,288      $  4,464,190       $    2,921
Net realized gain (loss) on investments and futures             (13,075,328)           58,902       (11,533,266)              --
Net change in unrealized appreciation on investments             10,551,383           378,008        11,881,953               67
                                                               ------------      ------------      ------------       ----------
Net increase in net assets resulting from operations              2,472,964           664,198         4,812,877            2,988
                                                               ------------      ------------      ------------       ----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                               (92,793)         (136,938)       (4,495,181)              --
Net realized gain from investments                                  (74,687)               --                --               --
                                                               ------------      ------------      ------------       ----------
Total distributions                                                (167,480)         (136,938)       (4,495,181)              --
                                                               ------------      ------------      ------------       ----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                               --       238,251,992       238,882,677        8,681,784
Shares resulting from dividend reinvestments                        167,480           136,938         4,495,181               --
                                                               ------------      ------------      ------------       ----------
                                                                    167,480       238,388,930       243,377,858        8,681,784
Cost of shares redeemed                                         (19,903,476)       (2,820,420)      (22,542,374)        (917,932)
                                                               ------------      ------------      ------------       ----------
Net increase (decrease) in net assets resulting from
 capital share transactions                                     (19,735,996)      235,568,510       220,835,484        7,763,852
                                                               ------------      ------------      ------------       ----------
Net increase (decrease) in net assets                           (17,430,512)      236,095,770       221,153,180        7,766,840
NET ASSETS:
Beginning of period                                             236,095,770                --         7,766,840               --
                                                               ------------      ------------      ------------       ----------
End of period                                                  $218,665,258      $236,095,770      $228,920,020       $7,766,840
                                                               ============      ============      ============       ==========
Undistributed net investment income at end of period           $  4,993,423      $     90,350      $         --       $    2,921
                                                               ============      ============      ============       ==========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

(1) Commenced operations on September 18, 2001.
(2) Commenced operations on December 13, 2001.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               ING GET FUND      ING GET FUND      ING GET FUND      ING GET FUND
                                                                 SERIES R          SERIES S          SERIES T          SERIES U
                                                               ------------      ------------      ------------      ------------
                                                               PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                 2002(1)           2002(2)           2002(3)           2002(4)
                                                               ------------      ------------      ------------      ------------
FROM OPERATIONS:
Net investment income                                          $ 3,086,022       $ 2,095,741       $   327,883        $      379
Net realized loss on investments                                (5,648,298)       (1,155,212)         (168,968)               --
Net change in unrealized appreciation on investments             7,354,708         2,832,769         2,659,556               168
                                                               ------------      ------------      ------------       ----------
Net increase in net assets resulting from operations             4,792,432         3,773,298         2,818,471               547
                                                               ------------      ------------      ------------       ----------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                           (3,081,221)       (2,074,754)          (30,235)               --
                                                               ------------      ------------      ------------       ----------
Total distributions                                             (3,081,221)       (2,074,754)          (30,235)               --
                                                               ------------      ------------      ------------       ----------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale/exchange of shares*                     215,273,125       332,785,580       276,698,561         1,555,548
Shares resulting from dividend reinvestments                     3,081,221         2,074,754            30,235                --
                                                               ------------      ------------      ------------       ----------
                                                               218,354,346       334,860,334       276,728,796         1,555,548
Cost of shares redeemed                                         (5,987,111)      (11,517,678)       (2,082,821)           (5,938)
                                                               ------------      ------------      ------------       ----------
Net increase in net assets resulting from capital share
 transactions                                                  212,367,235       323,342,656       274,645,975         1,549,610
                                                               ------------      ------------      ------------       ----------
Net increase in net assets                                     214,078,446       325,041,200       277,434,211         1,550,157
NET ASSETS:
Beginning of period                                                     --                --                --                --
                                                               ------------      ------------      ------------       ----------
End of period                                                  $214,078,446      $325,041,200      $277,434,211       $1,550,157
                                                               ============      ============      ============       ==========
Undistributed net investment income at end of period           $    17,174       $    42,551       $   302,417        $      379
                                                               ============      ============      ============       ==========

------------------

* Exchange into the Series are from initial shareholders who have exchange privileges.

(1) Commenced operations on March 18, 2002.
(2) Commenced operations on June 17, 2002.
(3) Commenced operations on September 12, 2002.
(4) Commenced operations on December 12, 2002.

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES D

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                     YEAR ENDED DECEMBER 31,                  OCTOBER 15, 1998(1)
                                                          ----------------------------------------------              TO
                                                           2002         2001         2000         1999         DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $          9.74         9.69        10.65        10.05              10.00
 Income from investment operations:
 Net investment income                            $          0.37         0.39         0.35         0.31               0.10
 Net realized and unrealized gain (loss) on
 investments                                      $         (0.31)       (0.19)       (0.73)        0.51                 --
 Total from investment operations                 $          0.06         0.20        (0.38)        0.82               0.10
 Less distributions from:
 Net investment income                            $          0.41         0.05         0.40         0.22               0.05
 Net realized gains on investments                $            --         0.10         0.18           --                 --
 Total distributions                              $          0.41         0.15         0.58         0.22               0.05
 Net asset value, end of period                   $          9.39         9.74         9.69        10.65              10.05
 TOTAL RETURN(2):                                 %          0.66         2.00        (3.59)        8.01*               --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $       381,453      457,919      509,330      716,085            385,294
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)   %          0.71         0.70         0.70         0.68               0.36
 Gross expenses prior to expense
 reimbursement(3)                                 %          0.71         0.70         0.70         0.68               0.38
 Net investment income after expense
 reimbursement(3)(4)                              %          3.29         3.76         2.90         2.84               4.59
 Portfolio turnover rate                          %           147           62          177          224                 --
---------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
+ As of December 31, 1998, the Series was in its Offering Period. Total return from commencement of operations was 1.00%.
* Total return calculation began on January 16, 1999, the first day of the Guarantee Period. Total return for year ended December 31, 1999 was 8.22%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES E

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            YEAR ENDED DECEMBER 31,           JUNE 15, 1999(1)
                                                                       ---------------------------------             TO
                                                                        2002         2001         2000        DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $          9.85         9.85        10.77             10.00
 Income from investment operations:
 Net investment income                                         $          0.41         0.38         0.26              0.10
 Net realized and unrealized gain (loss) on investments        $         (0.02)       (0.30)       (0.73)             0.74
 Total from investment operations                              $          0.39         0.08        (0.47)             0.84
 Less distributions from:
 Net investment income                                         $          0.40         0.04         0.25              0.07
 Net realized gains on investments                             $            --         0.04         0.20                --
 Total distributions                                           $          0.40         0.08         0.45              0.07
 Net asset value, end of period                                $          9.84         9.85         9.85             10.77
 TOTAL RETURN(2):                                              %          4.09         0.80        (4.35)             7.14*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       404,048      444,753      491,105           567,679
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %          0.71         0.70         0.70              0.63
 Gross expenses prior to expense reimbursement(3)              %          0.71         0.70         0.70              0.64
 Net investment income after expense reimbursement(3)(4)       %          3.72         3.69         2.35              2.68
 Portfolio turnover rate                                       %            46           70          162                52
-------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on September 15, 1999, the first day of the Guarantee Period. Total return from commencement of operations was 8.42%.

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES G

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        YEAR ENDED DECEMBER 31,         SEPTEMBER 15, 1999(1)
                                                                   ---------------------------------             TO
                                                                     2002        2001         2000        DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       9.91        9.81        10.37             10.00
 Income from investment operations:
 Net investment income                                         $       0.40        0.37         0.27              0.06
 Net realized and unrealized gain (loss) on investments        $       0.08       (0.23)       (0.58)             0.35
 Total from investment operations                              $       0.48        0.14        (0.31)             0.41
 Less distributions from:
 Net investment income                                         $       0.39        0.04         0.25              0.04
 Total distributions                                           $       0.39        0.04         0.25              0.04
 Net asset value, end of period                                $      10.00        9.91         9.81             10.37
 TOTAL RETURN(2):                                              %       4.97        1.41        (2.96)             2.86*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $    198,057     209,821      228,693           262,557
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %       0.73        0.72         0.71              0.61
 Gross expenses prior to expense reimbursement(3)              %       0.73        0.72         0.71              0.69
 Net investment income after expense reimbursement(3)(4)       %       3.66        3.61         2.52              3.45
 Portfolio turnover rate                                       %         18          87          169                22
-----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on December 15, 1999, the first day of the Guarantee Period. Total return from commencement of operations was 4.11%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES H

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                         YEAR ENDED DECEMBER 31,         DECEMBER 15, 1999(1)
                                                    ---------------------------------             TO
                                                      2002        2001         2000       DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $      10.04       10.02        10.03           10.00
 Income from investment operations:
 Net investment income                          $       0.41        0.35         0.20            0.01
 Net realized and unrealized gain (loss) on
 investments                                    $       0.05       (0.28)       (0.01)           0.02
 Total from investment operations               $       0.46        0.07         0.19            0.03
 Less distributions from:
 Net investment income                          $       0.36        0.03         0.18              --
 Net realized gains on investments              $         --        0.02         0.02              --
 Total distributions                            $       0.36        0.05         0.20              --
 Net asset value, end of period                 $      10.14       10.04        10.02           10.03
 TOTAL RETURN(2):                               %       4.77        0.68         0.89*             --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $    147,042     160,239      173,271           3,733
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                            %       0.74        0.72         0.70            0.37
 Gross expenses prior to expense
 reimbursement(3)                               %       0.74        0.72         0.72           10.60
 Net investment income after expense
 reimbursement(3)(4)                            %       3.67        3.35         2.37            4.65
 Portfolio turnover rate                        %         69          71          163              --
-------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
+ As of December 31, 1999, the Series was in its Offering Period. Total return from commencement of operations was 0.30%
* Total return calculation began on March 15, 2000, the first day of the Guarantee Period. Total return for year ended December 31, 2000 was 1.90%.

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES I

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           YEAR ENDED
                                                                          DECEMBER 31,         MARCH 15, 2000(1)
                                                                       ------------------             TO
                                                                        2002        2001       DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         9.95        9.86            10.00
 Income from investment operations:
 Net investment income                                         $         0.34        0.37             0.15
 Net realized and unrealized gain (loss) on investments        $         0.18       (0.26)           (0.16)
 Total from investment operations                              $         0.52        0.11            (0.01)
 Less distributions from:
 Net investment income                                         $         0.36        0.02             0.13
 Total distributions                                           $         0.36        0.02             0.13
 Net asset value, end of period                                $        10.11        9.95             9.86
 TOTAL RETURN(2):                                              %         5.35        1.17            (1.15)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       85,300      88,660           94,336
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         0.75        0.75             0.73
 Gross expenses prior to expense reimbursement(3)              %         0.78        0.75             0.76
 Net investment income after expense reimbursement(3)(4)       %         3.20        3.38             2.64
 Portfolio turnover rate                                       %           58         103               70
----------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on June 15, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (0.14%).

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES J

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           YEAR ENDED
                                                                          DECEMBER 31,         JUNE 15, 2000(1)
                                                                       ------------------             TO
                                                                        2002        2001       DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         9.85        9.74            10.00
 Income from investment operations:
 Net investment income                                         $         0.35        0.35             0.09
 Net realized and unrealized gain (loss) on investments        $         0.23       (0.22)           (0.28)
 Total from investment operations                              $         0.58        0.13            (0.19)
 Less distributions from:
 Net investment income                                         $         0.35        0.02             0.07
 Total distributions                                           $         0.35        0.02             0.07
 Net asset value, end of period                                $        10.08        9.85             9.74
 TOTAL RETURN(2):                                              %         6.07        1.31            (3.24)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       72,266      75,182           80,341
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         0.75        0.75             0.72
 Gross expenses prior to expense reimbursement(3)              %         0.81        0.76             0.81
 Net investment income after expense reimbursement(3)(4)       %         3.30        3.34             2.97
 Portfolio turnover rate                                       %           42          97               35
----------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on September 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (1.89%).

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES K

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           YEAR ENDED
                                                                          DECEMBER 31,         SEPTEMBER 14, 2000(1)
                                                                       ------------------               TO
                                                                        2002        2001         DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         9.98       10.06              10.00
 Income from investment operations:
 Net investment income                                         $         0.32        0.26               0.02
 Net realized and unrealized gain (loss) on investments        $         0.24       (0.34)              0.06
 Total from investment operations                              $         0.56       (0.08)              0.08
 Less distributions from:
 Net investment income                                         $         0.27          --               0.02
 Total distributions                                           $         0.27          --               0.02
 Net asset value, end of period                                $        10.27        9.98              10.06
 TOTAL RETURN(2):                                              %         5.73       (0.79)             (0.85)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       83,315      90,817             96,608
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         0.74        0.75               0.68
 Gross expenses prior to expense reimbursement(3)              %         0.78        0.75               1.01
 Net investment income after expense reimbursement(3)(4)       %         2.82        2.50               3.15
 Portfolio turnover rate                                       %          131         106                  9
--------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on December 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was 0.79%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES L

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           YEAR ENDED
                                                                          DECEMBER 31,         DECEMBER 14, 2000(1)
                                                                       ------------------               TO
                                                                        2002        2001        DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         9.86       10.01              10.00
 Income from investment operations:
 Net investment income                                         $         0.33        0.24               0.03
 Net realized and unrealized loss on investments               $        (0.07)      (0.15)                --
 Total from investment operations                              $         0.26        0.09               0.03
 Less distributions from:
 Net investment income                                         $         0.00(5)     0.24               0.02
 Total distributions                                           $         0.00(5)     0.24               0.02
 Net asset value, end of period                                $        10.12        9.86              10.01
 TOTAL RETURN(2):                                              %         2.69       (0.14)*               --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $       76,433      81,636              1,203
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %         0.75        0.74               0.08
 Gross expenses prior to expense reimbursement(3)              %         0.81        0.76               5.94
 Net investment income after expense reimbursement(3)(4)       %         3.20        2.80               1.17
 Portfolio turnover rate                                       %           91         126                 --
-------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
+ As of December 31, 2000, the Series was in its Offering Period. Total return from commencement of operations was 0.30%.
* Total return calculation began on March 15, 2001, the first day of the Guarantee Period. Total return for year ended December 31, 2001 was 0.86%.

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES M

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              MARCH 15, 2001(1)
                                                                          YEAR ENDED                 TO
                                                                       DECEMBER 31, 2002      DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              9.81                   10.00
 Income from investment operations:
 Net investment income                                         $              0.33                    0.16
 Net realized and unrealized gain (loss) on investments        $              0.02                   (0.19)
 Total from investment operations                              $              0.35                   (0.03)
 Less distributions from:
 Net investment income                                         $              0.00(5)                 0.16
 Total distributions                                           $              0.00(5)                 0.16
 Net asset value, end of period                                $             10.16                    9.81
 TOTAL RETURN(2):                                              %              3.60                   (1.24)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           115,427                 123,103
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %              0.74                    0.72
 Gross expenses prior to expense reimbursement(3)              %              0.77                    0.73
 Net investment income after expense reimbursement(3)(4)       %              3.14                    2.95
 Portfolio turnover rate                                       %                65                      55
---------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on June 14, 2001, the first day of the Guarantee Period. Total return from commencement of operations was (0.25%).

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES N

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              JUNE 14, 2001(1)
                                                                          YEAR ENDED                 TO
                                                                       DECEMBER 31, 2002      DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              10.30                  10.00
 Income from investment operations:
 Net investment income                                         $               0.25                   0.07
 Net realized and unrealized gain (loss) on investments        $              (0.29)                  0.31
 Total from investment operations                              $              (0.04)                  0.38
 Less distributions from:
 Net investment income                                         $               0.00(5)                0.07
 Net realized gains on investments                             $               0.14                   0.01
 Total distributions                                           $               0.14                   0.08
 Net asset value, end of period                                $              10.12                  10.30
 TOTAL RETURN(2):                                              %              (0.37)                  2.82*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            118,815                135,532
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %               0.75                   0.72
 Gross expenses prior to expense reimbursement(3)              %               0.77                   0.73
 Net investment income after expense reimbursement(3)(4)       %               2.36                   2.11
 Portfolio turnover rate                                       %                124                     48
---------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on September 18, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 3.75%.

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES P

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              SEPTEMBER 18, 2001(1)
                                                                          YEAR ENDED                   TO
                                                                       DECEMBER 31, 2002        DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $             10.06                     10.00
 Income from investment operations:
 Net investment income                                         $              0.23                      0.01
 Net realized and unrealized gain (loss) on investments        $             (0.10)                     0.06
 Total from investment operations                              $              0.13                      0.07
 Less distributions from:
 Net investment income                                         $              0.00(5)                   0.01
 Net realized gains on investments                             $              0.00(5)                     --
 Total distributions                                           $              0.01                      0.01
 Net asset value, end of period                                $             10.18                     10.06
 TOTAL RETURN(2):                                              %              1.27                      0.26*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $           218,665                   236,096
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %              0.98                      0.88
 Gross expenses prior to expense reimbursement(3)              %              0.98                      0.98
 Net investment income after expense reimbursement(3)(4)       %              2.21                      1.51
 Portfolio turnover rate                                       %               123                         2
-------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on December 13, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 0.66%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES Q

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                              DECEMBER 13, 2001(1)
                                                                          YEAR ENDED                   TO
                                                                       DECEMBER 31, 2002       DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              10.01                   10.00
 Income from investment operations:
 Net investment income                                         $               0.20                    0.01
 Net realized and unrealized gain on investments               $               0.03                      --
 Total from investment operations                              $               0.23                    0.01
 LESS DISTRIBUTIONS FROM:
 Net investment income                                         $               0.20                      --
 Total distributions                                           $               0.20                      --
 Net asset value, end of period                                $              10.04                   10.01
 TOTAL RETURN(2):                                              %               2.11*                     --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            228,920                   7,767
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %               0.97                    0.82
 Gross expenses prior to expense reimbursement(3)              %               0.98                    7.74
 Net investment income after expense reimbursement(3)(4)       %               2.37                    0.90
 Portfolio turnover rate                                       %                 95                      --
------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
+ As of December 31, 2001, the Series was in its Offering Period. Total return from commencement of operations was 0.10%.
* Total return calculation began on March 15, 2002, the first day of the Guarantee Period. Total return for year ended December 31, 2002 was 2.31%.

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES R

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        MARCH 15, 2002(1)
                                                                                TO
                                                                        DECEMBER 31, 2002
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $               10.00
 Income from investment operations:
 Net investment income                                         $                0.15
 Net realized and unrealized gain on investments               $                0.10
 Total from investment operations                              $                0.25
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                0.15
Total distributions                                            $                0.15
 Net asset value, end of period                                $               10.10
 TOTAL RETURN(2):                                              %                2.17*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             214,078
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %                0.99
 Gross expenses prior to expense reimbursement(3)              %                1.02
 Net investment income after expense reimbursement(3)(4)       %                2.57
 Portfolio turnover rate                                       %                  76
-------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Total return calculation began on June 14, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 2.47%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES S

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         JUNE 17, 2002(1)
                                                                                TO
                                                                        DECEMBER 31, 2002
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $               10.00
 Income from investment operations:
 Net investment income                                         $                0.07
 Net realized and unrealized gain on investments               $                0.06
 Total from investment operations                              $                0.13
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $                0.06
 Total distributions                                           $                0.06
 Net asset value, end of period                                $               10.07
 TOTAL RETURN(2):                                              %                1.15*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             325,041
 Ratios to average net assets:
 Expenses(3)                                                   %                0.97
 Net investment income(3)                                      %                2.01
 Portfolio turnover rate                                       %                  60
-------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
* Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.

                 See Accompanying Notes to Financial Statements

                                                        ING GET FUND -- SERIES T

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                       SEPTEMBER 12, 2002(1)
                                                                                TO
                                                                         DECEMBER 31, 2002
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                10.00
 Income from investment operations:
 Net investment income                                         $                 0.01
 Net realized and unrealized gain on investments               $                 0.11
 Total from investment operations                              $                 0.12
 Less distributions from:
 Net investment income                                                           0.00(5)
 Total distributions                                                             0.00(5)
 Net asset value, end of period                                $                10.12
 TOTAL RETURN(2):                                              %                 1.21*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $              277,434
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %                 0.96
 Gross expenses prior to expense reimbursement(3)              %                 1.07
 Net investment income after expense reimbursement(3)(4)       %                 1.91
 Portfolio turnover rate                                       %                    4
--------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Total return calculation began on December 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.

                 See Accompanying Notes to Financial Statements

ING GET FUND -- SERIES U

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                       DECEMBER 12, 2002(1)
                                                                                TO
                                                                        DECEMBER 31, 2002
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $               10.00
 Income from investment operations:
 Net investment income                                         $                0.00*
 Net realized and unrealized gain on investments               $                0.00*
 Total from investment operations                              $                0.00*
 Net asset value, end of period                                $               10.00
 TOTAL RETURN(2):                                              %                  --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $               1,550
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %                0.65
 Gross expenses prior to expense reimbursement(3)              %               17.95
 Net investment income after expense reimbursement(3)(4)       %                0.66
 Portfolio turnover rate                                       %                  --
-------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
*   Amount represents less than $0.01 per share.
+ As of December 31, 2002, the Series was in its Offering Period. Total return from commencement of operations was 0.00%.

                 See Accompanying Notes to Financial Statements

             NOTES TO FINANCIAL STATEMENTS as of December 31, 2002
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING GET Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are sixteen diversified Series of the Fund, ING GET Fund-Series D ("GET D"), ING GET Fund-Series E ("GET E"), ING GET Fund-Series G ("GET G"), ING GET Fund-Series H ("GET H"), ING GET Fund-Series I ("GET I"), ING GET Fund-Series J ("GET J"), ING GET Fund-Series K ("GET K"), ING GET Fund-Series L ("GET L"), ING GET Fund-Series M ("GET M"), ING GET Fund-Series N ("GET N"), ING GET Fund-Series P ("GET P"), ING GET Fund-Series Q ("GET Q"), ING GET Fund-Series R ("GET R"), ING GET Fund-Series S ("GET S"), ING GET Fund-Series T ("GET T") and ING GET Fund-Series U ("GET U").

Each Series seeks to achieve maximum total return by participating in favorable equity market performance while without compromising a minimum targeted rate of return during a specified five year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series' assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum targeted return for each Series during the Guarantee Period is 1.5% (except for GET D which is 2.5% and GET U which does not have a targeted return) before asset based contract charges and each Series' cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company ("ILIAC", formerly Aetna Life Insurance & Annuity Company) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment from a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by a GET Series Fund throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder's investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

          ACCUMULATION         GUARANTEE      MATURITY
             PERIOD             PERIOD          DATE
        -----------------  -----------------  --------
GET D*  10/15/98-01/15/99  01/16/99-01/15/04  01/15/04
GET E*  06/15/99-09/14/99  09/15/99-09/14/04  09/14/04
GET G*  09/15/99-12/14/99  12/15/99-12/14/04  12/14/04
GET H*  12/15/99-03/14/00  03/15/00-03/14/05  03/14/05
GET I*  03/15/00-06/14/00  06/15/00-06/14/05  06/14/05
GET J*  06/15/00-09/13/00  09/14/00-09/13/05  09/13/05
GET K*  09/14/00-12/13/00  12/14/00-12/13/05  12/13/05
GET L*  12/14/00-03/14/01  03/15/01-03/14/06  03/14/06
GET M*  03/15/01-06/13/01  06/14/01-06/13/06  06/13/06
GET N*  06/14/01-09/17/01  09/18/01-09/15/06  09/15/06
GET P*  09/18/01-12/12/01  12/13/01-12/15/06  12/15/06
GET Q*  12/13/01-03/14/02  03/15/02-03/16/07  03/16/07
GET R*  03/15/02-06/13/02  06/14/02-06/15/07  06/15/07
GET S*  06/14/02-09/11/02  09/12/02-09/14/07  09/14/07
GET T*  09/12/02-12/11/02  12/12/02-12/14/07  12/14/07
GET U   12/12/02-03/12/03  03/13/03-03/14/08  03/14/08

------------------
* Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At December 31, 2002, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market

--------------------------------------------------------------------------------


      values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of

--------------------------------------------------------------------------------


      the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Series record distributions to their shareholders on ex-date. Each series pays dividends and capital gains, if any, semi-annually.

F. Federal Income Taxes. It is the policy of the Series, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Series might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Series had the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Series may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Series will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series' custodian sufficient to cover the purchase price.

L. Organization Expenses and Offering Costs. Costs incurred with the organization of the Series were expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period on a straight-line basis starting at the Guarantee Period.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the periods ended December 31, 2002, the cost of purchases and sales of securities, excluding

--------------------------------------------------------------------------------


U.S. Government and short-term securities, were as follows:

                                           PURCHASES        SALES
                                          ------------   ------------
GET D                                     $549,685,156   $578,419,340
GET E                                       65,727,113     80,354,399
GET G                                       18,589,791     34,614,768
GET H                                       42,133,972     42,188,218
GET I                                       17,844,509     17,924,828
GET J                                       21,193,864     19,757,691
GET K                                       12,817,175     23,147,357
GET L                                       31,427,826     48,344,627
GET M                                       37,749,496     58,483,262
GET N                                       83,244,732    137,924,914
GET P                                      138,508,343    188,999,222
GET Q                                      261,333,460    132,561,955
GET R                                      122,071,588     83,557,355
GET S                                       98,898,443     54,140,527
GET T                                       84,887,449      3,534,023
GET U                                               --             --

U.S. Government Securities not included above were as follows:

                                           PURCHASES        SALES
                                          ------------   ------------
GET D                                     $ 62,409,455   $101,199,855
GET E                                      129,453,423    173,374,174
GET G                                       17,502,689     24,639,279
GET H                                       62,930,370     84,600,869
GET I                                       31,982,403     40,565,762
GET J                                        9,837,420     18,845,724
GET K                                      102,447,596    105,117,855
GET L                                       39,363,718     27,729,569
GET M                                       38,782,181     29,337,033
GET N                                       68,829,320     27,182,607
GET P                                      136,770,829    106,905,068
GET Q                                      179,983,726     86,654,521
GET R                                      248,064,225     78,785,671
GET S                                      417,323,642    142,360,851
GET T                                      193,681,099      8,068,350
GET U                                               --             --

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Manager has engaged Aeltus Investment Management, Inc., (Aeltus), a wholly-owned subsidiary of ING Groep N.V., to serve as sub-adviser to the Series. Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by the Manager.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Series operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter. Prior to April 1, 2002, Aeltus provided the Administrative Services and received 0.075% on first $5 billion in assets and 0.050% on assets over $5 billion.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

GET P, Q, R, S, T and U have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated by the Series for expenses incurred in the distribution of each Series' shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Series' shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P                       0.25%
GET Q                       0.25
GET R                       0.25
GET S                       0.25
GET T                       0.25
GET U                       0.25

Prior to January 1, 2002, the Distribution fees were paid to Aeltus Capital, Inc. ("ACI").

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2002 the Series had the following amounts recorded in payable to affiliates on the

--------------------------------------------------------------------------------


accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                           ACCRUED
                            ACCRUED                      SHAREHOLDER
                           INVESTMENT      ACCRUED       SERVICES AND
                           MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                              FEES           FEES            FEES        TOTAL
                           ----------   --------------   ------------   --------
GET D                       $201,637       $18,483         $    --      $220,120
GET E                        212,885        19,514              --       232,399
GET G                        104,105         9,543              --       113,648
GET H                         77,223         7,079              --        84,302
GET I                         44,727         4,100              --        48,827
GET J                         37,779         3,463              --        41,242
GET K                         44,786         4,105              --        48,891
GET L                         39,974         3,664              --        43,638
GET M                         60,386         5,535              --        65,921
GET N                         62,244         5,706              --        67,950
GET P                        114,273        10,475          47,614       172,362
GET Q                        119,939        10,994          49,974       180,907
GET R                        112,352        10,299          46,814       169,465
GET S                        170,490        15,628          71,037       257,155
GET T                         92,345         8,613          39,148       140,106
GET U                            132            29             132           293

The GET Series have adopted a Deferred Compensation Plan (the "Plan") which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the trustees' fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Series for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each Series whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                               MAXIMUM OPERATING EXPENSE LIMIT
                           (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                           ---------------------------------------
GET D                                       0.75%
GET E                                       0.75
GET G                                       0.75
GET H                                       0.75
GET I                                       0.75
GET J                                       0.75
GET K                                       0.75
GET L                                       0.75
GET M                                       0.75
GET N                                       0.75
GET P                                      1.00*
GET Q                                      1.00*
GET R                                      1.00*
GET S                                      1.00*
GET T                                      1.00*
GET U**                                    0.65*

------------------

*  Including 0.25% distribution and service fee.

** GET U is currently in its offering period. Maximum operating expense limit will be 1.00% during its Guarantee Period, which begins March 13, 2003.

The Investment Manager will at a later date, recoup from each Series, expenses waived during the previous 36 months, but only if, after such recoupment, the Series' expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Series.

As of December 31, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

GET I                      $26,174
GET J                       37,635
GET K                       23,872
GET L                       36,185
GET M                       32,495
GET N                       29,220
GET R                       36,677
GET T                       19,000
GET U                       10,000

NOTE 8 -- LINE OF CREDIT

All of the Series included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At December 31, 2002, the Series did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
ING GET FUND -- SERIES D (NUMBER OF SHARES)
Shares issued as reinvestment of dividends                        1,923,536          723,907
Shares redeemed                                                  (8,315,347)      (6,265,927)
                                                                ------------    ------------
Net decrease in shares outstanding                               (6,391,811)      (5,542,020)
                                                                ============    ============
ING GET FUND -- SERIES D ($)
Shares issued as reinvestment of dividends                      $18,062,001     $  6,985,700
Shares redeemed                                                 (79,269,433)     (60,865,967)
                                                                ------------    ------------
Net decrease                                                    $(61,207,432)   $(53,880,267)
                                                                ============    ============

                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
ING GET FUND -- SERIES E (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --          126,315
Shares issued as reinvestment of dividends                        1,780,694          378,696
Shares redeemed                                                  (5,875,589)      (5,209,449)
                                                                ------------    ------------
Net decrease in shares outstanding                               (4,094,895)      (4,704,438)
                                                                ============    ============
ING GET FUND -- SERIES E ($)
Shares sold/exchanged*                                          $        --     $  1,232,966
Shares issued as reinvestment of dividends                       17,041,241        3,665,779
Shares redeemed                                                 (57,588,649)     (50,905,670)
                                                                ------------    ------------
Net decrease                                                    $(40,547,408)   $(46,006,925)
                                                                ============    ============

                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
ING GET FUND -- SERIES G (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --           28,424
Shares issued as reinvestment of dividends                          806,640           86,617
Shares redeemed                                                  (2,176,290)      (2,265,822)
                                                                ------------    ------------
Net decrease in shares outstanding                               (1,369,650)      (2,150,781)
                                                                ============    ============
ING GET FUND -- SERIES G ($)
Shares sold/exchanged*                                          $        --     $    279,589
Shares issued as reinvestment of dividends                        7,832,473          842,785
Shares redeemed                                                 (21,602,141)     (22,192,943)
                                                                ------------    ------------
Net decrease                                                    $(13,769,668)   $(21,070,569)
                                                                ============    ============

------------------

* Exchanges into the Series are from initial shareholders who have exchange privileges.

--------------------------------------------------------------------------------


                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
ING GET FUND -- SERIES H (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --            3,992
Shares issued as reinvestment of dividends                          566,989           79,556
Shares redeemed                                                  (2,025,821)      (1,415,078)
                                                                ------------    ------------
Net decrease in shares outstanding                               (1,458,832)      (1,331,530)
                                                                ============    ============
ING GET FUND -- SERIES H ($)
Shares sold/exchanged*                                          $        --     $     39,538
Shares issued as reinvestment of dividends                        5,522,471          783,627
Shares redeemed                                                 (20,262,727)     (14,070,440)
                                                                ------------    ------------
Net decrease                                                    $(14,740,256)   $(13,247,275)
                                                                ============    ============

                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
ING GET FUND -- SERIES I (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --           39,587
Shares issued as reinvestment of dividends                          314,804           23,488
Shares redeemed                                                    (790,670)        (716,284)
                                                                -----------     ------------
Net decrease in shares outstanding                                 (475,866)        (653,209)
                                                                ===========     ============
ING GET FUND -- SERIES I ($)
Shares sold/exchanged*                                          $        --     $    392,838
Shares issued as reinvestment of dividends                        3,075,631          228,771
Shares redeemed                                                  (7,875,752)      (7,039,221)
                                                                -----------     ------------
Net decrease                                                    $(4,800,121)    $ (6,417,612)
                                                                ===========     ============

                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
ING GET FUND -- SERIES J (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --           35,835
Shares issued as reinvestment of dividends                          265,447           14,245
Shares redeemed                                                    (731,598)        (664,666)
                                                                -----------     ------------
Net decrease in shares outstanding                                 (466,151)        (614,586)
                                                                ===========     ============
ING GET FUND -- SERIES J ($)
Shares sold/exchanged*                                          $        --     $    348,279
Shares issued as reinvestment of dividends                        2,569,531          137,325
Shares redeemed                                                  (7,239,206)      (6,450,707)
                                                                -----------     ------------
Net decrease                                                    $(4,669,675)    $ (5,965,103)
                                                                ===========     ============

                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001
                                                                    ----            ----
ING GET FUND -- SERIES K (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --          133,624
Shares issued as reinvestment of dividends                          236,916              383
Shares redeemed                                                  (1,226,656)        (640,108)
                                                                ------------    ------------
Net decrease in shares outstanding                                 (989,740)        (506,101)
                                                                ============    ============
ING GET FUND -- SERIES K ($)
Shares sold/exchanged*                                          $        --     $  1,342,918
Shares issued as reinvestment of dividends                        2,331,254            3,761
Shares redeemed                                                 (12,372,929)      (6,357,060)
                                                                ------------    ------------
Net decrease                                                    $(10,041,675)   $ (5,010,381)
                                                                ============    ============

------------------

* Exchanges into the Series are from initial shareholders who have exchange privileges.

--------------------------------------------------------------------------------


                                                                 YEAR ENDED          YEAR ENDED
                                                                DECEMBER 31,        DECEMBER 31,
                                                                    2002                2001
                                                                    ----                ----
ING GET FUND -- SERIES L (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --            8,785,473
Shares issued as reinvestment of dividends                            4,009              193,879
Shares redeemed                                                    (731,411)            (818,679)
                                                                ------------        ------------
Net increase (decrease) in shares outstanding                      (727,402)           8,160,673
                                                                ============        ============
ING GET FUND -- SERIES L ($)
Shares sold/exchanged*                                          $        --         $ 88,776,235
Shares issued as reinvestment of dividends                           39,125            1,904,729
Shares redeemed                                                  (7,236,957)          (8,351,135)
                                                                ------------        ------------
Net increase (decrease)                                         $(7,197,832)        $ 82,329,829
                                                                ============        ============

                                                                 YEAR ENDED       MARCH 15, 2001(1)
                                                                DECEMBER 31,       TO DECEMBER 31,
                                                                    2002                2001
                                                                    ----                ----
ING GET FUND -- SERIES M (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --           12,868,704
Shares issued as reinvestment of dividends                            4,205              207,808
Shares redeemed                                                  (1,202,851)            (521,458)
                                                                ------------        ------------
Net increase (decrease) in shares outstanding                    (1,198,646)          12,555,054
                                                                ============        ============
ING GET FUND -- SERIES M ($)
Shares sold/exchanged*                                          $        --         $129,961,229
Shares issued as reinvestment of dividends                           41,036            2,028,202
Shares redeemed                                                 (11,899,717)          (5,188,339)
                                                                ------------        ------------
Net increase (decrease)                                         $(11,858,681)       $126,801,092
                                                                ============        ============

                                                                 YEAR ENDED       JUNE 14, 2001(1)
                                                                DECEMBER 31,       TO DECEMBER 31,
                                                                    2002                2001
                                                                    ----                ----
ING GET FUND -- SERIES N (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --           14,289,581
Shares issued as reinvestment of dividends                          168,756               95,147
Shares redeemed                                                  (1,581,827)          (1,231,927)
                                                                ------------        ------------
Net increase (decrease) in shares outstanding                    (1,413,071)          13,152,801
                                                                ============        ============
ING GET FUND -- SERIES N ($)
Shares sold/exchanged*                                          $        --         $144,014,557
Shares issued as reinvestment of dividends                        1,662,254              975,260
Shares redeemed                                                 (16,042,246)         (12,669,057)
                                                                ------------        ------------
Net increase (decrease)                                         $(14,379,992)       $132,320,760
                                                                ============        ============

                                                                 YEAR ENDED     SEPTEMBER 18, 2001(1)
                                                                DECEMBER 31,       TO DECEMBER 31,
                                                                    2002                2001
                                                                    ----                ----
ING GET FUND -- SERIES P (NUMBER OF SHARES)
Shares sold/exchanged*                                                   --           23,733,316
Shares issued as reinvestment of dividends                           17,038               13,680
Shares redeemed                                                  (1,992,508)            (282,088)
                                                                ------------        ------------
Net increase (decrease) in shares outstanding                    (1,975,470)          23,464,908
                                                                ============        ============
ING GET FUND -- SERIES P ($)
Shares sold/exchanged*                                          $        --         $238,251,992
Shares issued as reinvestment of dividends                          167,480              136,938
Shares redeemed                                                 (19,903,476)          (2,820,420)
                                                                ------------        ------------
Net increase (decrease)                                         $(19,735,996)       $235,568,510
                                                                ============        ============

------------------

(1) Commencement of operations

* Exchanges into the Series are from initial shareholders who have exchange privileges.

--------------------------------------------------------------------------------


                                                                     YEAR ENDED           DECEMBER 13, 2001(1)
                                                                    DECEMBER 31,             TO DECEMBER 31,
                                                                        2002                      2001
                                                                        ----                      ----
ING GET FUND -- SERIES Q (NUMBER OF SHARES)
Shares sold/exchanged*                                                23,827,439                   867,921
Shares issued as reinvestment of dividends                               449,078                        --
Shares redeemed                                                       (2,252,085)                  (91,760)
                                                                    ------------              ------------
Net increase in shares outstanding                                    22,024,432                   776,161
                                                                    ============              ============
ING GET FUND -- SERIES Q ($)
Shares sold/exchanged*                                              $238,882,677              $  8,681,784
Shares issued as reinvestment of dividends                             4,495,181                        --
Shares redeemed                                                      (22,542,374)                 (917,932)
                                                                    ------------              ------------
Net increase                                                        $220,835,484              $  7,763,852
                                                                    ============              ============

                                                                  MARCH 18, 2002(1)
                                                                   TO DECEMBER 31,
                                                                        2002
                                                                        ----
ING GET FUND -- SERIES R (NUMBER OF SHARES)
Shares sold/exchanged*                                                21,475,028
Shares issued as reinvestment of dividends                               306,589
Shares redeemed                                                         (581,919)
                                                                    ------------
Net increase in shares outstanding                                    21,199,698
                                                                    ============
ING GET FUND -- SERIES R ($)
Shares sold/exchanged*                                              $215,273,125
Shares issued as reinvestment of dividends                             3,081,221
Shares redeemed                                                       (5,987,111)
                                                                    ------------
Net increase                                                        $212,367,235
                                                                    ============

                                                                  JUNE 17, 2002(1)
                                                                   TO DECEMBER 31,
                                                                        2002
                                                                        ----
ING GET FUND -- SERIES S (NUMBER OF SHARES)
Shares sold/exchanged*                                                33,206,890
Shares issued as reinvestment of dividends                               207,061
Shares redeemed                                                       (1,151,704)
                                                                    ------------
Net increase in shares outstanding                                    32,262,247
                                                                    ============
ING GET FUND -- SERIES S ($)
Shares sold/exchanged*                                              $332,785,580
Shares issued as reinvestment of dividends                             2,074,754
Shares redeemed                                                      (11,517,678)
                                                                    ------------
Net increase                                                        $323,342,656
                                                                    ============

                                                                SEPTEMBER 12, 2002(1)
                                                                   TO DECEMBER 31,
                                                                        2002
                                                                        ----
ING GET FUND -- SERIES T (NUMBER OF SHARES)
Shares sold/exchanged*                                                27,609,619
Shares issued as reinvestment of dividends                                 3,000
Shares redeemed                                                         (207,250)
                                                                    ------------
Net increase in shares outstanding                                    27,405,369
                                                                    ============
ING GET FUND -- SERIES T ($)
Shares sold/exchanged*                                              $276,698,561
Shares issued as reinvestment of dividends                                30,235
Shares redeemed                                                       (2,082,821)
                                                                    ------------
Net increase                                                        $274,645,975
                                                                    ============

------------------

(1) Commencement of operations

* Exchanges into the Series are from initial shareholders who have exchange privileges.

--------------------------------------------------------------------------------


                                                                DECEMBER 12, 2002(1)
                                                                  TO DECEMBER 31,
                                                                        2002
                                                                        ----
ING GET FUND -- SERIES U (NUMBER OF SHARES)
Shares sold/exchanged*                                                   155,538
Shares redeemed                                                             (594)
                                                                    ------------
Net increase in shares outstanding                                       154,944
                                                                    ============
ING GET FUND -- SERIES U ($)
Shares sold/exchanged*                                              $  1,555,548
Shares redeemed                                                           (5,938)
                                                                    ------------
Net increase                                                        $  1,549,610
                                                                    ============

------------------

(1) Commencement of operations.

* Exchanges into the Series are from initial shareholders who have exchange privileges.

NOTE 10 -- FEDERAL INCOME TAXES

During the year ended December 31, 2002, the foreign taxes paid or withheld were $2,153, $2,273, $715, $836, $394, $356, $469, $781, $896, $1,631, $2,667, $2,566
by GET D, GET E, GET G, GET H, GET I, GET J, GET K, GET L, GET M, GET N, GET P and GET Q, respectively.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Series from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for year ended December 31, 2002 were as follow:

                                                         ORDINARY
                                                          INCOME
                                                        -----------
GET D                                                   $18,062,001
GET E                                                    17,041,241
GET G                                                     7,832,473
GET H                                                     5,522,471
GET I                                                     3,075,631
GET J                                                     2,569,531
GET K                                                     2,331,254
GET L                                                        39,125
GET M                                                        41,036
GET N                                                     1,662,254
GET P                                                       167,480
GET Q                                                     4,495,181
GET R                                                     3,081,221
GET S                                                     2,074,754
GET T                                                        30,235
GET U                                                            --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of December 31, 2002:

                                                          ACCUMULATED NET
                       PAID-IN    UNDISTRIBUTED NET   REALIZED GAINS (LOSSES)
                       CAPITAL    INVESTMENT INCOME       ON INVESTMENTS
                       --------   -----------------   -----------------------
GET D                  $  8,203        $(8,948)               $  745
GET E                       183           (891)                  708
GET G                        71           (333)                  262
GET H                        78           (385)                  307
GET I                        35           (160)                  125
GET J                        21           (107)                   86
GET K                        37           (147)                  110
GET L                        72           (315)                  243
GET M                        86           (414)                  328
GET N                       164           (624)                  460
GET P                    (1,537)        (1,043)                2,580
GET Q                   (29,102)        28,070                 1,032
GET R                   (12,993)        12,373                   620
GET S                   (22,138)        21,564                   574
GET T                    (4,815)         4,769                    46
GET U                        --             --                    --

--------------------------------------------------------------------------------


Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                                                          EXPIRATION
                                              AMOUNT        DATES
                                            -----------   ----------
GET D                                       $34,679,037   2009-2010
GET E                                        39,428,798   2009-2010
GET G                                        17,064,813   2008-2010
GET H                                        10,426,259   2009-2010
GET I                                         6,720,762   2009-2010
GET J                                         6,720,942   2008-2010
GET K                                         5,292,597   2009-2010
GET L                                         5,639,404   2009-2011
GET M                                         8,860,223   2009-2011
GET N                                         4,392,425   2010-2011
GET P                                        10,480,767   2010-2011
GET Q                                         6,131,720   2009-2010
GET R                                         3,055,626   2010-2011
GET S                                                --          --
GET T                                           204,815     2011
GET U                                                --          --

The following represents the tax-basis components of distributable earnings as of December 31, 2002:

                                         UNDISTRIBUTED                     CAPITAL
                        UNDISTRIBUTED      LONG-TERM      UNREALIZED        LOSS
                       ORDINARY INCOME   CAPITAL GAINS   APPRECIATION   CARRYFORWARDS
                       ---------------   -------------   ------------   -------------
GET D                    $13,851,505            --       $(3,793,291)   $(34,679,037)
GET E                     15,756,499            --        13,974,426     (39,428,798)
GET G                      7,432,335            --         7,699,817     (17,064,813)
GET H                      5,628,242            --         5,081,411     (10,426,259)
GET I                      2,770,593            --         3,613,322      (6,720,762)
GET J                      2,417,158            --         3,611,321      (6,720,942)
GET K                      2,485,628            --         3,577,510      (5,292,597)
GET L                      2,509,246            --         3,228,625      (5,639,404)
GET M                      3,718,519            --         5,625,908      (8,860,223)
GET N                      2,917,583            --         2,343,100      (4,392,425)
GET P                      4,993,422            --         8,321,625     (10,480,767)
GET Q                             --            --         6,481,506      (6,131,720)
GET R                         25,507            --         4,762,656      (3,055,626)
GET S                        273,891            --         1,455,624              --
GET T                        311,750            --         2,695,449        (204,815)
GET U                         10,213            --               168              --

ING
GET
FUND --
SERIES D

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 4.59%
                               ADVERTISING: 0.00%
           1,050               Interpublic Group Cos., Inc.                 $     14,784
                                                                            ------------
                                                                                  14,784
                                                                            ------------
                               AEROSPACE/DEFENSE: 0.09%
           2,200               Boeing Co.                                         72,578
             520               General Dynamics Corp.                             41,272
             200               Goodrich Corp.                                      3,664
           1,200               Lockheed Martin Corp.                              69,300
             442               Northrop Grumman Corp.                             42,922
             400               Raytheon Co.                                       12,300
             660               Rockwell Collins, Inc.                             15,352
           1,590               United Technologies Corp.                          98,485
                                                                            ------------
                                                                                 355,873
                                                                            ------------
                               AGRICULTURE: 0.00%
             410               UST, Inc.                                          13,706
                                                                            ------------
                                                                                  13,706
                                                                            ------------
                               APPAREL: 0.02%
             490         @     Jones Apparel Group, Inc.                          17,366
             420               Liz Claiborne, Inc.                                12,453
             670               Nike, Inc.                                         29,795
             230         @     Reebok Intl. Ltd.                                   6,762
             440               VF Corp.                                           15,862
                                                                            ------------
                                                                                  82,238
                                                                            ------------
                               AUTO MANUFACTURERS: 0.04%
           7,580               Ford Motor Co.                                     70,494
           1,360               General Motors Corp.                               50,130
             290               Paccar, Inc.                                       13,378
                                                                            ------------
                                                                                 134,002
                                                                            ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
             210               Cooper Tire & Rubber Co.                            3,221
             390               Dana Corp.                                          4,586
           1,290               Delphi Corp.                                       10,384
             470               Goodyear Tire & Rubber Co.                          3,201
             220               Johnson Controls, Inc.                             17,637
                                                                            ------------
                                                                                  39,029
                                                                            ------------
                               BANKS: 0.34%
             880               AmSouth Bancorp                                    16,896
           4,850               Bank of America Corp.                             337,414
           2,870               Bank One Corp.                                    104,898
             460               BB&T Corp.                                         17,015
             590               Charter One Financial, Inc.                        16,951
             600               Comerica, Inc.                                     25,944
             330               First Tennessee National Corp.                     11,860
           2,560               FleetBoston Financial Corp.                        62,208
             640               Huntington Bancshares, Inc.                        11,974
           1,030               Keycorp                                            25,894
             660               Marshall & Ilsley Corp.                            18,071
             410               Mellon Financial Corp.                             10,705
           1,460               National City Corp.                                39,887
             410               North Fork Bancorporation, Inc.                    13,833
             670               PNC Financial Services Group, Inc.                 28,073
             750               Regions Financial Corp.                            25,020
             830               SouthTrust Corp.                                   20,626
             800               State Street Corp.                                 31,200
             710               SunTrust Banks, Inc.                               40,413
             720               Synovus Financial Corp.                            13,968
             815               Union Planters Corp.                               22,934
           4,600               US Bancorp                                         97,612
           3,260               Wachovia Corp.                                    118,794

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           4,100               Wells Fargo & Co.                            $    192,167
             250               Zions Bancorporation                                9,837
                                                                            ------------
                                                                               1,314,194
                                                                            ------------
                               BEVERAGES: 0.15%
           1,970               Anheuser-Busch Cos., Inc.                          95,348
             180               Brown-Forman Corp.                                 11,765
           5,650               Coca-Cola Co.                                     247,583
           1,100               Coca-Cola Enterprises, Inc.                        23,892
             100               Coors (Adolph)                                      6,125
             670               Pepsi Bottling Group, Inc.                         17,219
           4,050               PepsiCo, Inc.                                     170,991
                                                                            ------------
                                                                                 572,923
                                                                            ------------
                               BIOTECHNOLOGY: 0.05%
           3,108         @     Amgen, Inc.                                       150,241
             340         @     Biogen, Inc.                                       13,620
             470         @     Chiron Corp.                                       17,672
                                                                            ------------
                                                                                 181,533
                                                                            ------------
                               BUILDING MATERIALS: 0.01%
             170         @     American Standard Cos., Inc.                       12,094
           1,310               Masco Corp.                                        27,576
                                                                            ------------
                                                                                  39,670
                                                                            ------------
                               CHEMICALS: 0.07%
             580               Air Products & Chemicals, Inc.                     24,795
             140               Ashland, Inc.                                       3,994
           2,570               Du Pont EI de Nemours & Co.                       108,968
             190               Eastman Chemical Co.                                6,986
             340               Ecolab, Inc.                                       16,830
             430               Engelhard Corp.                                     9,610
             110               Great Lakes Chemical Corp.                          2,627
             210               International Flavors & Fragrances, Inc.            7,371
             400               PPG Industries, Inc.                               20,060
             400               Praxair, Inc.                                      23,108
             530               Rohm & Haas Co.                                    17,214
             350               Sherwin-Williams Co.                                9,888
             180               Sigma-Aldrich Corp.                                 8,766
                                                                            ------------
                                                                                 260,217
                                                                            ------------
                               COMMERCIAL SERVICES: 0.04%
             430         @     Apollo Group, Inc.                                 18,920
           1,250         @     Concord EFS, Inc.                                  19,675
             400         @     Convergys Corp.                                     6,060
             220               Deluxe Corp.                                        9,262
             360               Equifax, Inc.                                       8,330
             680               H&R Block, Inc.                                    27,336
             730               McKesson Corp.                                     19,732
             410               Moody's Corp.                                      16,929
             350               Paychex, Inc.                                       9,765
             210         @     Quintiles Transnational Corp.                       2,541
             640         @     Robert Half Intl., Inc.                            10,310
                                                                            ------------
                                                                                 148,860
                                                                            ------------
                               COMPUTERS: 0.18%
             820         @     Apple Computer, Inc.                               11,751
             410         @     Computer Sciences Corp.                            14,124
           8,370         @     Dell Computer Corp.                               223,814
           6,890         @     EMC Corp.-Mass.                                    42,305
           9,924               Hewlett-Packard Co.                               172,281
           1,630               International Business Machines Corp.             126,325
             470         @     Lexmark Intl., Inc.                                28,435
           8,200         @     Sun Microsystems, Inc.                             25,502
             750         @     Sungard Data Systems, Inc.                         17,670

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
             860         @     Unisys Corp.                                 $      8,514
             920         @     Veritas Software Corp.                             14,370
                                                                            ------------
                                                                                 685,091
                                                                            ------------
                               COSMETICS/PERSONAL CARE: 0.18%
             120               Alberto-Culver Co.                                  6,048
             220               Avon Products, Inc.                                11,851
           1,260               Colgate-Palmolive Co.                              66,062
           3,260               Gillette Co.                                       98,974
           1,200               Kimberly-Clark Corp.                               56,964
           5,020               Procter & Gamble Co.                              431,419
                                                                            ------------
                                                                                 671,318
                                                                            ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
             220               WW Grainger, Inc.                                  11,341
                                                                            ------------
                                                                                  11,341
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.40%
           3,110               American Express Co.                              109,938
             370               Bear Stearns Cos., Inc.                            21,978
             870               Capital One Financial Corp.                        25,856
           1,380               Charles Schwab Corp.                               14,973
          12,123               Citigroup, Inc.                                   426,608
             430               Countrywide Financial Corp.                        22,209
           3,170               Fannie Mae                                        203,926
             660               Franklin Resources, Inc.                           22,493
           2,810               Freddie Mac                                       165,930
             460               Goldman Sachs Group, Inc.                          31,326
           1,090               Household Intl., Inc.                              30,313
           5,020               JP Morgan Chase & Co.                             120,480
             610               Lehman Brothers Holdings, Inc.                     32,507
           4,165               MBNA Corp.                                         79,218
           2,080               Merrill Lynch & Co., Inc.                          78,936
           2,740               Morgan Stanley                                    109,381
             970         @     Providian Financial Corp.                           6,295
             400               SLM Corp.                                          41,544
                                                                            ------------
                                                                               1,543,911
                                                                            ------------
                               ELECTRIC: 0.13%
             360               Ameren Corp.                                       14,965
             850               American Electric Power Co., Inc.                  23,230
             670               Centerpoint Energy, Inc.                            5,695
             420               Cinergy Corp.                                      14,162
             390               CMS Energy Corp.                                    3,682
             540               Consolidated Edison, Inc.                          23,123
             420               Constellation Energy Group, Inc.                   11,684
             731               Dominion Resources, Inc.                           40,132
             420               DTE Energy Co.                                     19,488
           2,200               Duke Energy Corp.                                  42,988
           1,130         @     Edison Intl.                                       13,390
             570               Entergy Corp.                                      25,986
           1,060               Exelon Corp.                                       55,936
             760               FirstEnergy Corp.                                  25,057
             420               FPL Group, Inc.                                    25,255
             510               NiSource, Inc.                                     10,200
           1,490         @     PG&E Corp.                                         20,711
             190               Pinnacle West Capital Corp.                         6,477
             370               PPL Corp.                                          12,832
             520               Progress Energy, Inc.                              22,542
             480               Public Service Enterprise Group, Inc.              15,408
           1,730               Southern Co.                                       49,115
             380               TECO Energy, Inc.                                   5,879

----------------------------------------------------------------------------------------
       Shares                                                                  Value
             900               TXU Corp.                                    $     16,812
             955               Xcel Energy, Inc.                                  10,505
                                                                            ------------
                                                                                 515,254
                                                                            ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
             720         @     American Power Conversion                          10,908
           1,030               Emerson Electric Co.                               52,375
             510               Molex, Inc.                                        11,750
                                                                            ------------
                                                                                  75,033
                                                                            ------------
                               ELECTRONICS: 0.02%
           1,040         @     Agilent Technologies, Inc.                         18,678
             700               Applera Corp. -- Applied Biosystems Group          12,278
             740         @     Jabil Circuit, Inc.                                13,261
             280               Parker Hannifin Corp.                              12,916
           1,920         @     Sanmina-SCI Corp.                                   8,621
             350         @     Thermo Electron Corp.                               7,042
             320         @     Waters Corp.                                        6,970
                                                                            ------------
                                                                                  79,766
                                                                            ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
             270               Fluor Corp.                                         7,560
                                                                            ------------
                                                                                   7,560
                                                                            ------------
                               ENTERTAINMENT: 0.00%
             200         @     International Game Technology                      15,184
                                                                            ------------
                                                                                  15,184
                                                                            ------------
                               ENVIRONMENTAL CONTROL: 0.01%
             320         @     Allied Waste Industries, Inc.                       3,200
           1,550               Waste Management, Inc.                             35,526
                                                                            ------------
                                                                                  38,726
                                                                            ------------
                               FOOD: 0.08%
           1,080               Albertson's, Inc.                                  24,041
           1,621               Archer-Daniels-Midland Co.                         20,100
             970               Campbell Soup Co.                                  22,766
           1,330               ConAgra Foods, Inc.                                33,263
               1         @     Del Monte Foods Co.                                     7
             380               General Mills, Inc.                                17,841
             330               Hershey Foods Corp.                                22,255
             900               HJ Heinz Co.                                       29,583
           1,010               Kellogg Co.                                        34,613
           2,020         @     Kroger Co.                                         31,209
           1,760               Sara Lee Corp.                                     39,618
             290               Supervalu, Inc.                                     4,788
             400               Winn-Dixie Stores, Inc.                             6,112
             500               WM Wrigley Jr. Co.                                 27,440
                                                                            ------------
                                                                                 313,636
                                                                            ------------
                               FOREST PRODUCTS & PAPER: 0.02%
             130               Boise Cascade Corp.                                 3,279
             580               Georgia-Pacific Corp.                               9,373
           1,210               International Paper Co.                            42,314
             210               MeadWestvaco Corp.                                  5,189
             420               Plum Creek Timber Co., Inc.                         9,912
             110               Temple-Inland, Inc.                                 4,929
             220               Weyerhaeuser Co.                                   10,826
                                                                            ------------
                                                                                  85,822
                                                                            ------------
                               GAS: 0.01%
             340               KeySpan Corp.                                      11,982
             130               Nicor, Inc.                                         4,424

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               GAS (CONTINUED)
              70               Peoples Energy Corp.                         $      2,706
             710               Sempra Energy                                      16,792
                                                                            ------------
                                                                                  35,904
                                                                            ------------
                               HAND/MACHINE TOOLS: 0.01%
             290               Black & Decker Corp.                               12,438
             230               Snap-On, Inc.                                       6,465
             210               Stanley Works                                       7,262
                                                                            ------------
                                                                                  26,165
                                                                            ------------
                               HEALTHCARE -- PRODUCTS: 0.15%
             140               Bausch & Lomb, Inc.                                 5,040
           1,020               Becton Dickinson & Co.                             31,304
           1,020         @     Boston Scientific Corp.                            43,370
             120               CR Bard, Inc.                                       6,960
           1,160         @     Guidant Corp.                                      35,786
           7,198               Johnson & Johnson                                 386,605
             630         @     St. Jude Medical, Inc.                             25,024
             500               Stryker Corp.                                      33,560
             200         @     Zimmer Holdings, Inc.                               8,304
                                                                            ------------
                                                                                 575,953
                                                                            ------------
                               HEALTHCARE -- SERVICES: 0.07%
             530         @     Anthem, Inc.                                       33,337
           1,360               HCA, Inc.                                          56,440
             640               Health Management Associates, Inc.                 11,456
             440         @     Humana, Inc.                                        4,400
             200         @     Manor Care, Inc.                                    3,722
             260         @     Quest Diagnostics                                  14,794
           1,210         @     Tenet Healthcare Corp.                             19,844
             820               UnitedHealth Group, Inc.                           68,470
             550         @     WellPoint Health Networks                          39,138
                                                                            ------------
                                                                                 251,601
                                                                            ------------
                               HOME BUILDERS: 0.01%
             210               Centex Corp.                                       10,542
             150               KB Home                                             6,428
             140               Pulte Homes, Inc.                                   6,702
                                                                            ------------
                                                                                  23,672
                                                                            ------------
                               HOME FURNISHINGS: 0.01%
             450               Leggett & Platt, Inc.                              10,098
             180               Maytag Corp.                                        5,130
             170               Whirlpool Corp.                                     8,877
                                                                            ------------
                                                                                  24,105
                                                                            ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.02%
             370               Avery Dennison Corp.                               22,600
             660               Clorox Co.                                         27,225
             380               Fortune Brands, Inc.                               17,674
                                                                            ------------
                                                                                  67,499
                                                                            ------------
                               HOUSEWARES: 0.01%
             670               Newell Rubbermaid, Inc.                            20,321
                                                                            ------------
                                                                                  20,321
                                                                            ------------
                               INSURANCE: 0.21%
             640         @@    ACE Ltd.                                           18,778
           1,240               Aflac, Inc.                                        37,349
           1,690               Allstate Corp.                                     62,513
             270               AMBAC Financial Group, Inc.                        15,185
           2,500               American Intl. Group                              144,625
             800               AON Corp.                                          15,112
             180               Chubb Corp.                                         9,396

----------------------------------------------------------------------------------------
       Shares                                                                  Value
             540               Cigna Corp.                                  $     22,205
             400               Cincinnati Financial Corp.                         15,020
             600               Hartford Financial Services Group, Inc.            27,258
             370               Jefferson-Pilot Corp.                              14,101
             720               John Hancock Financial Services, Inc.              20,088
             170               Lincoln National Corp.                              5,369
             490               Loews Corp.                                        21,785
           1,340               Marsh & McLennan Cos., Inc.                        61,921
             380               MBIA, Inc.                                         16,667
           1,840               Metlife, Inc.                                      49,754
             270               MGIC Investment Corp.                              11,151
             890               Principal Financial Group                          26,816
             730               Progressive Corp.                                  36,230
           1,450               Prudential Financial, Inc.                         46,023
             340               Safeco Corp.                                       11,788
             220               St. Paul Cos.                                       7,491
             290               Torchmark Corp.                                    10,594
           3,453         @     Travelers Property Casualty Corp.                  50,586
             860               UnumProvident Corp.                                15,084
             360         @@    XL Capital Ltd.                                    27,810
                                                                            ------------
                                                                                 800,699
                                                                            ------------
                               INTERNET: 0.01%
             300         @     eBay, Inc.                                         20,346
           1,390         @     Yahoo, Inc.                                        22,727
                                                                            ------------
                                                                                  43,073
                                                                            ------------
                               IRON/STEEL: 0.00%
             290               Nucor Corp.                                        11,977
             300               United States Steel Corp.                           3,936
                                                                            ------------
                                                                                  15,913
                                                                            ------------
                               LEISURE TIME: 0.01%
             300               Brunswick Corp.                                     5,958
             580               Carnival Corp.                                     14,471
             290               Harley-Davidson, Inc.                              13,398
             440         @     Sabre Holdings Corp.                                7,968
                                                                            ------------
                                                                                  41,795
                                                                            ------------
                               LODGING: 0.01%
             410         @     Harrah's Entertainment, Inc.                       16,236
             980               Hilton Hotels Corp.                                12,456
             480               Starwood Hotels & Resorts Worldwide, Inc.          11,395
                                                                            ------------
                                                                                  40,087
                                                                            ------------
                               MACHINERY -- DIVERSIFIED: 0.01%
             580               Deere & Co.                                        26,593
             510               Dover Corp.                                        14,872
             450               Rockwell Automation, Inc.                           9,320
                                                                            ------------
                                                                                  50,785
                                                                            ------------
                               MEDIA: 0.15%
           4,640         @     AOL Time Warner, Inc.                              60,784
           1,520         @     Clear Channel Communications, Inc.                 56,681
           2,336         @     Comcast Corp.                                      55,059
             660               Gannett Co., Inc.                                  47,388
             200               Knight-Ridder, Inc.                                12,650
             490               McGraw-Hill Cos., Inc.                             29,616
             120               Meredith Corp.                                      4,933
             140               New York Times Co.                                  6,402
             740               Tribune Co.                                        33,640
           4,248         @     Viacom, Inc.                                      173,148
           4,860               Walt Disney Co.                                    79,267
                                                                            ------------
                                                                                 559,568
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               METAL FABRICATE/HARDWARE: 0.00%
             220               Worthington Industries                       $      3,353
                                                                            ------------
                                                                                   3,353
                                                                            ------------
                               MINING: 0.01%
             420         @     Freeport-McMoRan Copper & Gold, Inc.                7,048
           1,000               Newmont Mining Corp.                               29,030
             210         @     Phelps Dodge Corp.                                  6,647
                                                                            ------------
                                                                                  42,725
                                                                            ------------
                               MISCELLANEOUS MANUFACTURING: 0.26%
             930               3M Co.                                            114,669
             210               Cooper Industries Ltd.                              7,654
             100               Crane Co.                                           1,993
             380               Danaher Corp.                                      24,966
             960               Eastman Kodak Co.                                  33,638
             170               Eaton Corp.                                        13,279
          23,890               General Electric Co.                              581,722
           2,130               Honeywell Intl., Inc.                              51,120
             710               Illinois Tool Works, Inc.                          46,051
             400         @@    Ingersoll-Rand Co.                                 17,224
             340               ITT Industries, Inc.                               20,635
             320               Pall Corp.                                          5,338
             550               Textron, Inc.                                      23,645
           1,920         @@    Tyco Intl. Ltd.                                    32,794
                                                                            ------------
                                                                                 974,728
                                                                            ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
             570               Pitney Bowes, Inc.                                 18,616
           1,720         @     Xerox Corp.                                        13,846
                                                                            ------------
                                                                                  32,462
                                                                            ------------
                               OIL & GAS: 0.25%
             290               Amerada Hess Corp.                                 15,964
             620               Anadarko Petroleum Corp.                           29,698
             470               Apache Corp.                                       26,785
             480               Burlington Resources, Inc.                         20,472
           1,020               ChevronTexaco Corp.                                67,810
           1,653               ConocoPhillips                                     79,989
             390               Devon Energy Corp.                                 17,901
          15,990               Exxon Mobil Corp.                                 558,691
             760               Marathon Oil Corp.                                 16,180
             430        @,@@   Nabors Industries Ltd.                             15,166
             420         @     Noble Corp.                                        14,763
             920               Occidental Petroleum Corp.                         26,174
             300               Rowan Cos, Inc.                                     6,810
           1,270               Transocean, Inc.                                   29,464
             660               Unocal Corp.                                       20,183
                                                                            ------------
                                                                                 946,050
                                                                            ------------
                               OIL & GAS SERVICES: 0.01%
             510               Baker Hughes, Inc.                                 16,417
           1,020               Halliburton Co.                                    19,084
                                                                            ------------
                                                                                  35,501
                                                                            ------------
                               PACKAGING & CONTAINERS: 0.01%
             200               Ball Corp.                                         10,238
             170               Bemis Co.                                           8,437
             550         @     Pactiv Corp.                                       12,023
                                                                            ------------
                                                                                  30,698
                                                                            ------------
                               PHARMACEUTICALS: 0.33%
             120               Allergan, Inc.                                      6,914
             250               AmerisourceBergen Corp.                            13,577
           1,200               Cardinal Health, Inc.                              71,028
             440         @     Forest Laboratories, Inc.                          43,217

----------------------------------------------------------------------------------------
       Shares                                                                  Value
             590         @     King Pharmaceuticals, Inc.                   $     10,142
           5,440               Merck & Co., Inc.                                 307,958
          14,920               Pfizer, Inc.                                      456,104
           3,124               Pharmacia Corp.                                   130,583
           3,510               Schering-Plough Corp.                              77,922
             290         @     Watson Pharmaceuticals, Inc.                        8,198
           3,210               Wyeth                                             120,054
                                                                            ------------
                                                                               1,245,697
                                                                            ------------
                               PIPELINES: 0.00%
             100               Kinder Morgan, Inc.                                 4,227
                                                                            ------------
                                                                                   4,227
                                                                            ------------
                               REITS: 0.01%
           1,010               Equity Office Properties Trust                     25,230
             470               Simon Property Group, Inc.                         16,013
                                                                            ------------
                                                                                  41,243
                                                                            ------------
                               RETAIL: 0.28%
             260         @     Autozone, Inc.                                     18,369
             750         @     Bed Bath & Beyond, Inc.                            25,897
             810         @     Best Buy Co., Inc.                                 19,561
             250         @     Big Lots, Inc.                                      3,307
           1,000               CVS Corp.                                          24,970
             525               Darden Restaurants, Inc.                           10,736
             280               Dillard's, Inc.                                     4,441
             820               Dollar General Corp.                                9,799
             430               Family Dollar Stores                               13,420
             540         @     Federated Department Stores                        15,530
           3,610               Gap, Inc. (The)                                    56,027
           5,630               Home Depot, Inc.                                  134,895
           1,050               JC Penney Co., Inc.                                24,161
             810         @     Kohl's Corp.                                       45,320
           2,560               Lowe's Cos., Inc.                                  96,000
           1,770               Ltd. Brands                                        24,656
             680               May Department Stores Co.                          15,626
           3,110               McDonald's Corp.                                   50,009
             310               Nordstrom, Inc.                                     5,881
             920         @     Office Depot, Inc.                                 13,579
             530               RadioShack Corp.                                    9,932
           1,810         @     Staples, Inc.                                      33,123
             960         @     Starbucks Corp.                                    19,565
           2,260               Target Corp.                                       67,800
             340               Tiffany & Co.                                       8,129
           1,360               TJX Cos, Inc.                                      26,547
           2,360               Walgreen Co.                                       68,888
           4,270               Wal-Mart Stores, Inc.                             215,678
             260               Wendy's Intl., Inc.                                 7,038
             740         @     Yum! Brands, Inc.                                  17,923
                                                                            ------------
                                                                               1,086,807
                                                                            ------------
                               SAVINGS & LOANS: 0.04%
             590               Golden West Financial Corp.                        42,368
           3,250               Washington Mutual, Inc.                           112,223
                                                                            ------------
                                                                                 154,591
                                                                            ------------
                               SEMICONDUCTORS: 0.14%
             830         @     Advanced Micro Devices, Inc.                        5,362
             870         @     Altera Corp.                                       10,736
             350         @     Analog Devices, Inc.                                8,354
           4,170         @     Applied Materials, Inc.                            54,335
          16,060               Intel Corp.                                       250,054
             460         @     Kla-Tencor Corp.                                   16,270
             770               Linear Technology Corp.                            19,804
             760         @     LSI Logic Corp.                                     4,385

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
             760               Maxim Integrated Products                    $     25,110
             600         @     Micron Technology, Inc.                             5,844
             450         @     National Semiconductor Corp.                        6,755
             490         @     Novellus Systems, Inc.                             13,759
             320         @     Nvidia Corp.                                        3,683
             360         @     QLogic Corp.                                       12,424
             450         @     Teradyne, Inc.                                      5,855
           4,310               Texas Instruments, Inc.                            64,693
             800         @     Xilinx, Inc.                                       16,480
                                                                            ------------
                                                                                 523,903
                                                                            ------------
                               SOFTWARE: 0.28%
             580               Adobe Systems, Inc.                                14,385
             320               Autodesk, Inc.                                      4,576
           1,590               Automatic Data Processing                          62,407
             840         @     BMC Software, Inc.                                 14,372
             360         @     Citrix Systems, Inc.                                4,435
           1,300               Computer Associates Intl., Inc.                    17,550
           1,220         @     Compuware Corp.                                     5,856
             480         @     Electronic Arts, Inc.                              23,890
           1,780               First Data Corp.                                   63,030
             470         @     Fiserv, Inc.                                       15,957
             530         @     Intuit, Inc.                                       24,868
             180         @     Mercury Interactive Corp.                           5,337
          12,710         @     Microsoft Corp.                                   657,107
          12,980         @     Oracle Corp.                                      140,184
             780         @     Peoplesoft, Inc.                                   14,274
             570         @     Rational Software Corp.                             5,922
           1,730         @     Siebel Systems, Inc.                               12,940
                                                                            ------------
                                                                               1,087,090
                                                                            ------------
                               TELECOMMUNICATIONS: 0.29%
             800               Alltel Corp.                                       40,800
             190         @     Andrew Corp.                                        1,953
           1,976               AT&T Corp.                                         51,593
           4,570               BellSouth Corp.                                   118,226
             310               CenturyTel, Inc.                                    9,108
           1,280         @     CIENA Corp.                                         6,579
          17,600         @     Cisco Systems, Inc.                               230,560
             810         @     Citizens Communications Co.                         8,545
             480         @     Comverse Technology, Inc.                           4,810
           5,830               Motorola, Inc.                                     50,430
           2,220         @     Nextel Communications, Inc.                        25,641
             740         @     Qualcomm, Inc.                                     26,929
           8,100               SBC Communications, Inc.                          219,591
             510               Scientific-Atlanta, Inc.                            6,049
           3,060               Sprint Corp.-FON Group                             44,309
             880         @     Tellabs, Inc.                                       6,398
           6,560               Verizon Communications, Inc.                      254,200
                                                                            ------------
                                                                               1,105,721
                                                                            ------------
                               TEXTILES: 0.00%
             400               Cintas Corp.                                       18,300
                                                                            ------------
                                                                                  18,300
                                                                            ------------
                               TOBACCO: 0.03%
           2,260               Philip Morris Cos., Inc.                           91,598
             240               RJ Reynolds Tobacco Holdings, Inc.                 10,106
                                                                            ------------
                                                                                 101,704
                                                                            ------------
                               TOYS/GAMES/HOBBIES: 0.01%
             200               Hasbro, Inc.                                        2,310
           1,690               Mattel, Inc.                                       32,364
                                                                            ------------
                                                                                  34,674
                                                                            ------------

----------------------------------------------------------------------------------------
       Shares                                                                  Value
                               TRANSPORTATION: 0.08%
             960               Burlington Northern Santa Fe Corp.           $     24,970
             770               FedEx Corp.                                        41,749
             900               Norfolk Southern Corp.                             17,991
             630               Union Pacific Corp.                                37,718
           2,680               United Parcel Service, Inc.                       169,054
                                                                            ------------
                                                                                 291,482
                                                                            ------------
                               TRUCKING & LEASING: 0.00%
             250               Ryder System, Inc.                                  5,610
                                                                            ------------
                                                                                   5,610
                                                                            ------------
                               Total Common Stock
                                 (Cost $19,391,504)                           17,543,377
                                                                            ------------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 15.19%
                        BANKS: 1.44%
     $ 5,375,000        BankBoston Corp.,
                          6.875%, due 07/15/03                                 5,507,617
                                                                            ------------
                        OIL & GAS: 1.21%
       4,410,000        USX Corp.,
                          9.625%, due 08/15/03                                 4,608,547
                                                                            ------------
                        SOVEREIGN: 12.54%
      10,000,000        Israel Government AID Bond,
                          Zero Coupon, due 02/15/04                            9,822,750
      15,158,000        Israel Trust,
                          Zero Coupon, due 05/15/04                           14,775,746
      13,564,000        Israel Trust,
                          Zero Coupon, due 11/15/03                           13,380,235
      10,000,000        Israel Trust, Zero Coupon, due 11/15/03                9,864,520
                                                                            ------------
                                                                              47,843,251
                                                                            ------------
                        Total Bonds/Notes
                          (Cost $56,901,885)                                  57,959,415
                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET-BACKED SECURITIES: 6.03%
                        COMMERCIAL MORTGAGE BACKED SECURITIES: 5.46%
       9,348,495        DLJ Commercial Mortgage Corp.,
                          6.080%, due 08/10/08                                10,101,119
       9,887,227        Nationslink Funding Corp., 6.042%, due 11/20/07       10,712,687
                                                                            ------------
                                                                              20,813,806
                                                                            ------------
                        MANUFACTURED HOUSING ASSET BACKED: 0.26%
       6,000,000        Green Tree Financial Corp.,
                          8.410%, due 12/01/30                                   993,750
                                                                            ------------
                        WHOLE LOAN COLLATERALIZED MORTGAGE: 0.31%
         361,222        Countrywide Home Loans,
                          6.250%, due 05/25/14                                   372,080
         463,184        GE Capital Mortgage Services, Inc.,
                          6.250%, due 03/25/14                                   485,118
         332,260        Norwest Asset Securities Corp., 6.750%, due
                        02/25/13                                                 339,954
                                                                            ------------
                                                                               1,197,152
                                                                            ------------
                        Total CMOs and Asset-Backed Securities
                          (Cost $26,345,452)                                  23,004,708
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES D

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 44.95%
                        FEDERAL HOME LOAN BANK SYSTEM: 12.88%
     $ 5,000,000        3.750%, due 04/15/04                                $  5,148,875
      25,000,000        5.250%, due 02/13/04                                  26,066,900
      18,234,000        Zero Coupon, due 02/25/04                             17,908,924
                                                                            ------------
                                                                              49,124,699
                                                                            ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.62%
       1,000,000        3.250%, due 01/15/04                                   1,019,916
      30,470,000        5.000%, due 01/15/04                                  31,630,206
       8,077,000        Zero Coupon, due 08/16/04                              7,842,420
                                                                            ------------
                                                                              40,492,542
                                                                            ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION-STRIP: 1.62%
       3,750,000        Zero Coupon, due 01/15/04                              3,691,980
       2,538,000        Zero Coupon, due 03/15/04                              2,489,501
                                                                            ------------
                                                                               6,181,481
                                                                            ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 17.34%
      50,000,000        5.125%, due 02/13/04                                  52,108,100
      13,000,000        6.500%, due 08/15/04                                  14,019,473
                                                                            ------------
                                                                              66,127,573
                                                                            ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION --
                        STRIP: 2.49%
       3,591,000        Zero Coupon, due 01/15/04                              3,535,444
       6,300,000        Zero Coupon, due 07/15/05                              5,953,412
                                                                            ------------
                                                                               9,488,856
                                                                            ------------
                        Total U.S. Government Agency Obligations
                          (Cost $164,348,621)                                171,415,151
                                                                            ------------
U.S. TREASURY OBLIGATIONS: 27.95%
                        U.S. TREASURY NOTE: 0.50%
       1,825,000        4.750%, due 02/15/04                                   1,897,004
                                                                            ------------
                        U.S. TREASURY STRIP: 27.45%
      80,937,000        Zero Coupon, due 02/15/04                             79,857,543
      25,037,000        Zero Coupon, due 08/15/03                             24,845,167
                                                                            ------------
                                                                             104,702,710
                                                                            ------------
                        Total U.S. Treasury Obligations
                          (Cost $105,009,517)                                106,599,714
                                                                            ------------
                        Total Long-Term Investments
                          (Cost $371,996,979)                                376,522,365
                                                                            ------------

      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.63%
     $ 2,401,000        State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $2,401,160 to be received
                        upon repurchase (collateralized by $2,430,000
                        FNMA, 2.600% Market Value $2,453,090 due 10/08/04)
                                                                            $  2,401,000
                                                                            ------------
                        Total Short-Term Investment
                          (Cost $2,401,000)                                    2,401,000
                                                                            ------------

                        TOTAL INVESTMENTS IN SECURITIES
                         (COST $374,397,979)*                     99.34%  $378,923,365
                        OTHER ASSETS AND LIABILITIES-NET           0.66%     2,529,267
                                                                 -------  ------------
                        NET ASSETS                               100.00%  $381,452,632
                                                                 =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $382,716,655. Net
      unrealized depreciation consists of:

                        Gross Unrealized Appreciation                               $ 3,397,452
                        Gross Unrealized Depreciation                                (7,190,742)
                                                                                    -----------
                        Net Unrealized Depreciation                                 $(3,793,290)
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 5.29%
                               ADVERTISING: 0.00%
           1,300               Interpublic Group Cos., Inc.                 $     18,304
                                                                            ------------
                                                                            $     18,304
                                                                            ------------
                               AEROSPACE/DEFENSE: 0.10%
           2,500               Boeing Co.                                         82,475
             650               General Dynamics Corp.                             51,590
             150               Goodrich Corp.                                      2,748
           1,310               Lockheed Martin Corp.                              75,653
             527               Northrop Grumman Corp.                             51,097
             500               Raytheon Co.                                       15,375
             850               Rockwell Collins, Inc.                             19,771
           1,950               United Technologies Corp.                         120,783
                                                                            ------------
                                                                                 419,492
                                                                            ------------
                               AGRICULTURE: 0.01%
             550               UST, Inc.                                          18,387
                                                                            ------------
                                                                                  18,387
                                                                            ------------
                               APPAREL: 0.02%
             580         @     Jones Apparel Group, Inc.                          20,555
             450               Liz Claiborne, Inc.                                13,343
             800               Nike, Inc.                                         35,576
             250         @     Reebok Intl. Ltd.                                   7,350
             540               VF Corp.                                           19,467
                                                                            ------------
                                                                                  96,291
                                                                            ------------
                               AUTO MANUFACTURERS: 0.04%
           9,250               Ford Motor Co.                                     86,025
           1,650               General Motors Corp.                               60,819
             350               Paccar, Inc.                                       16,146
                                                                            ------------
                                                                                 162,990
                                                                            ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
             240               Cooper Tire & Rubber Co.                            3,682
             650               Dana Corp.                                          7,644
           1,590               Delphi Corp.                                       12,799
             570               Goodyear Tire & Rubber Co.                          3,882
             250               Johnson Controls, Inc.                             20,043
                                                                            ------------
                                                                                  48,050
                                                                            ------------
                               BANKS: 0.40%
           1,300               AmSouth Bancorp                                    24,960
           5,950               Bank of America Corp.                             413,941
           3,550               Bank One Corp.                                    129,752
             550               BB&T Corp.                                         20,344
             707               Charter One Financial, Inc.                        20,312
             750               Comerica, Inc.                                     32,430
             400               First Tennessee National Corp.                     14,376
           3,100               FleetBoston Financial Corp.                        75,330
             800               Huntington Bancshares, Inc.                        14,968
           1,250               Keycorp                                            31,425
             600               Marshall & Ilsley Corp.                            16,428
             500               Mellon Financial Corp.                             13,055
           1,800               National City Corp.                                49,176
             500               North Fork Bancorporation, Inc.                    16,870
             850               PNC Financial Services Group, Inc.                 35,615
             900               Regions Financial Corp.                            30,024
             980               SouthTrust Corp.                                   24,353
           1,000               State Street Corp.                                 39,000
             850               SunTrust Banks, Inc.                               48,382
             900               Synovus Financial Corp.                            17,460
             990               Union Planters Corp.                               27,859
           5,785               US Bancorp                                        122,758

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           3,950               Wachovia Corp.                               $    143,938
           4,900               Wells Fargo & Co.                                 229,663
             300               Zions Bancorporation                               11,805
                                                                            ------------
                                                                               1,604,224
                                                                            ------------
                               BEVERAGES: 0.17%
           2,400               Anheuser-Busch Cos., Inc.                         116,160
             250               Brown-Forman Corp.                                 16,340
           6,900               Coca-Cola Co.                                     302,358
           1,350               Coca-Cola Enterprises, Inc.                        29,322
             110               Coors (Adolph)                                      6,737
             800               Pepsi Bottling Group, Inc.                         20,560
           4,950               PepsiCo, Inc.                                     208,989
                                                                            ------------
                                                                                 700,466
                                                                            ------------
                               BIOTECHNOLOGY: 0.05%
           3,776         @     Amgen, Inc.                                       182,532
             200         @     Biogen, Inc.                                        8,012
             700         @     Chiron Corp.                                       26,320
                                                                            ------------
                                                                                 216,864
                                                                            ------------
                               BUILDING MATERIALS: 0.01%
             200         @     American Standard Cos., Inc.                       14,228
           1,600               Masco Corp.                                        33,680
                                                                            ------------
                                                                                  47,908
                                                                            ------------
                               CHEMICALS: 0.08%
             700               Air Products & Chemicals, Inc.                     29,925
             290               Ashland, Inc.                                       8,274
           3,150               Du Pont EI de Nemours & Co.                       133,560
             250               Eastman Chemical Co.                                9,192
             350               Ecolab, Inc.                                       17,325
             350               Engelhard Corp.                                     7,822
             320               International Flavors & Fragrances, Inc.           11,232
             500               PPG Industries, Inc.                               25,075
             500               Praxair, Inc.                                      28,885
             650               Rohm & Haas Co.                                    21,112
             450               Sherwin-Williams Co.                               12,713
             250               Sigma-Aldrich Corp.                                12,175
                                                                            ------------
                                                                                 317,290
                                                                            ------------
                               COMMERCIAL SERVICES: 0.05%
             550         @     Apollo Group, Inc.                                 24,200
           1,550         @     Concord EFS, Inc.                                  24,397
             650         @     Convergys Corp.                                     9,847
             280               Deluxe Corp.                                       11,788
             400               Equifax, Inc.                                       9,256
             840               H&R Block, Inc.                                    33,768
             900               McKesson Corp.                                     24,327
             500               Moody's Corp.                                      20,645
             450               Paychex, Inc.                                      12,555
             300         @     Quintiles Transnational Corp.                       3,630
             750         @     Robert Half Intl., Inc.                            12,083
                                                                            ------------
                                                                                 186,496
                                                                            ------------
                               COMPUTERS: 0.21%
           1,000         @     Apple Computer, Inc.                               14,330
             500         @     Computer Sciences Corp.                            17,225
          10,200         @     Dell Computer Corp.                               272,748
           8,400         @     EMC Corp.-Mass.                                    51,576
          12,142               Hewlett-Packard Co.                               210,785
           2,000               International Business Machines Corp.             155,000
             610         @     Lexmark Intl., Inc.                                36,905
          10,050         @     Sun Microsystems, Inc.                             31,256
             900         @     Sungard Data Systems, Inc.                         21,204

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
           1,050         @     Unisys Corp.                                 $     10,395
           1,100         @     Veritas Software Corp.                             17,182
                                                                            ------------
                                                                                 838,606
                                                                            ------------
                               COSMETICS/PERSONAL CARE: 0.20%
             210               Alberto-Culver Co.                                 10,584
             250               Avon Products, Inc.                                13,467
           1,550               Colgate-Palmolive Co.                              81,266
           4,000               Gillette Co.                                      121,440
           1,550               Kimberly-Clark Corp.                               73,579
           6,100               Procter & Gamble Co.                              524,234
                                                                            ------------
                                                                                 824,570
                                                                            ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
             250               WW Grainger, Inc.                                  12,887
                                                                            ------------
                                                                                  12,887
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.47%
           3,800               American Express Co.                              134,330
             480               Bear Stearns Cos., Inc.                            28,512
           1,070               Capital One Financial Corp.                        31,800
           1,700               Charles Schwab Corp.                               18,445
          14,820               Citigroup, Inc.                                   521,516
             550               Countrywide Financial Corp.                        28,407
           3,890               Fannie Mae                                        250,244
             800               Franklin Resources, Inc.                           27,264
           3,440               Freddie Mac                                       203,132
             550               Goldman Sachs Group, Inc.                          37,455
           1,310               Household Intl., Inc.                              36,431
           6,130               JP Morgan Chase & Co.                             147,120
             750               Lehman Brothers Holdings, Inc.                     39,968
           5,095               MBNA Corp.                                         96,907
           2,650               Merrill Lynch & Co., Inc.                         100,568
           3,350               Morgan Stanley                                    133,732
           1,190         @     Providian Financial Corp.                           7,723
             500               SLM Corp.                                          51,930
                                                                            ------------
                                                                               1,895,484
                                                                            ------------
                               ELECTRIC: 0.15%
             450               Ameren Corp.                                       18,706
           1,020               American Electric Power Co., Inc.                  27,877
             760               Centerpoint Energy, Inc.                            6,460
             470               Cinergy Corp.                                      15,848
             490               CMS Energy Corp.                                    4,626
             600               Consolidated Edison, Inc.                          25,692
             500               Constellation Energy Group, Inc.                   13,910
             906               Dominion Resources, Inc.                           49,739
             490               DTE Energy Co.                                     22,736
           2,700               Duke Energy Corp.                                  52,758
           1,400         @     Edison Intl.                                       16,590
             680               Entergy Corp.                                      31,001
           1,300               Exelon Corp.                                       68,601
             910               FirstEnergy Corp.                                  30,003
             500               FPL Group, Inc.                                    30,065
             650               NiSource, Inc.                                     13,000
           1,820         @     PG&E Corp.                                         25,298
             210               Pinnacle West Capital Corp.                         7,159
             440               PPL Corp.                                          15,259
             650               Progress Energy, Inc.                              28,178
             600               Public Service Enterprise Group, Inc.              19,260
           2,100               Southern Co.                                       59,619
             550               TECO Energy, Inc.                                   8,509
           1,100               TXU Corp.                                          20,548

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           1,160               Xcel Energy, Inc.                            $     12,760
                                                                            ------------
                                                                                 624,202
                                                                            ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
             800         @     American Power Conversion                          12,120
           1,300               Emerson Electric Co.                               66,105
             600               Molex, Inc.                                        13,824
                                                                            ------------
                                                                                  92,049
                                                                            ------------
                               ELECTRONICS: 0.02%
           1,300         @     Agilent Technologies, Inc.                         23,348
             900               Applera Corp. -- Applied Biosystems Group          15,786
             900         @     Jabil Circuit, Inc.                                16,128
             350               Parker Hannifin Corp.                              16,146
           2,350         @     Sanmina-SCI Corp.                                  10,552
             450         @     Thermo Electron Corp.                               9,054
             400         @     Waters Corp.                                        8,712
                                                                            ------------
                                                                                  99,726
                                                                            ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
             350               Fluor Corp.                                         9,800
                                                                            ------------
                                                                                   9,800
                                                                            ------------
                               ENTERTAINMENT: 0.00%
             250         @     International Game Technology                      18,980
                                                                            ------------
                                                                                  18,980
                                                                            ------------
                               ENVIRONMENTAL CONTROL: 0.01%
             600         @     Allied Waste Industries, Inc.                       6,000
           1,850               Waste Management, Inc.                             42,402
                                                                            ------------
                                                                                  48,402
                                                                            ------------
                               FOOD: 0.10%
           1,300               Albertson's, Inc.                                  28,938
           1,978               Archer-Daniels-Midland Co.                         24,527
           1,200               Campbell Soup Co.                                  28,164
           1,650               ConAgra Foods, Inc.                                41,268
             450               General Mills, Inc.                                21,127
             400               Hershey Foods Corp.                                26,976
           1,100               HJ Heinz Co.                                       36,157
           1,250               Kellogg Co.                                        42,838
           2,450         @     Kroger Co.                                         37,853
           2,150               Sara Lee Corp.                                     48,397
             340               Supervalu, Inc.                                     5,613
             590               Winn-Dixie Stores, Inc.                             9,015
             600               WM Wrigley Jr Co.                                  32,928
                                                                            ------------
                                                                                 383,801
                                                                            ------------
                               FOREST PRODUCTS & PAPER: 0.03%
             310               Boise Cascade Corp.                                 7,818
             700               Georgia-Pacific Corp.                              11,312
           1,500               International Paper Co.                            52,455
             250               MeadWestvaco Corp.                                  6,178
             500               Plum Creek Timber Co., Inc.                        11,800
             140               Temple-Inland, Inc.                                 6,273
             250               Weyerhaeuser Co.                                   12,303
                                                                            ------------
                                                                                 108,139
                                                                            ------------
                               GAS: 0.01%
             400               KeySpan Corp.                                      14,096
             150               Nicor, Inc.                                         5,105
              80               Peoples Energy Corp.                                3,092
             700               Sempra Energy                                      16,555
                                                                            ------------
                                                                                  38,848
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.01%
             370               Black & Decker Corp.                         $     15,869
             250               Snap-On, Inc.                                       7,028
             300               Stanley Works                                      10,374
                                                                            ------------
                                                                                  33,271
                                                                            ------------
                               HEALTHCARE -- PRODUCTS: 0.17%
           1,250               Becton Dickinson & Co.                             38,362
           1,250         @     Boston Scientific Corp.                            53,150
             210               CR Bard, Inc.                                      12,180
           1,423         @     Guidant Corp.                                      43,899
           8,785               Johnson & Johnson                                 471,842
             570         @     St. Jude Medical, Inc.                             22,640
             600               Stryker Corp.                                      40,272
             250         @     Zimmer Holdings, Inc.                              10,380
                                                                            ------------
                                                                                 692,725
                                                                            ------------
                               HEALTHCARE -- SERVICES: 0.08%
             650         @     Anthem, Inc.                                       40,885
           1,650               HCA, Inc.                                          68,475
             800               Health Management Associates, Inc.                 14,320
             400         @     Humana, Inc.                                        4,000
             350         @     Manor Care, Inc.                                    6,514
             300         @     Quest Diagnostics                                  17,070
           1,495         @     Tenet Healthcare Corp.                             24,518
           1,000               UnitedHealth Group, Inc.                           83,500
             680         @     WellPoint Health Networks                          48,389
                                                                            ------------
                                                                                 307,671
                                                                            ------------
                               HOME BUILDERS: 0.01%
             250               Centex Corp.                                       12,550
             190               KB Home                                             8,142
             200               Pulte Homes, Inc.                                   9,574
                                                                            ------------
                                                                                  30,266
                                                                            ------------
                               HOME FURNISHINGS: 0.01%
             550               Leggett & Platt, Inc.                              12,342
             230               Maytag Corp.                                        6,555
             200               Whirlpool Corp.                                    10,444
                                                                            ------------
                                                                                  29,341
                                                                            ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.02%
             350               Avery Dennison Corp.                               21,378
             800               Clorox Co.                                         33,000
             450               Fortune Brands, Inc.                               20,929
                                                                            ------------
                                                                                  75,307
                                                                            ------------
                               HOUSEWARES: 0.01%
             800               Newell Rubbermaid, Inc.                            24,264
                                                                            ------------
                                                                                  24,264
                                                                            ------------
                               INSURANCE: 0.24%
             800         @@    ACE Ltd.                                           23,472
           1,500               Aflac, Inc.                                        45,180
           2,050               Allstate Corp.                                     75,829
             300               AMBAC Financial Group, Inc.                        16,872
           3,050               American Intl. Group                              176,442
           1,000               AON Corp.                                          18,890
             200               Chubb Corp.                                        10,440
             660               Cigna Corp.                                        27,139
             500               Cincinnati Financial Corp.                         18,775
             730               Hartford Financial Services Group, Inc.            33,164
             450               Jefferson-Pilot Corp.                              17,149
             900               John Hancock Financial Services, Inc.              25,110
             230               Lincoln National Corp.                              7,263
             600               Loews Corp.                                        26,676

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           1,650               Marsh & McLennan Cos., Inc.                  $     76,247
             450               MBIA, Inc.                                         19,737
           2,250               Metlife, Inc.                                      60,840
             350               MGIC Investment Corp.                              14,455
           1,100               Principal Financial Group                          33,143
             900               Progressive Corp.                                  44,667
           1,750               Prudential Financial, Inc.                         55,545
             350               Safeco Corp.                                       12,135
             300               St. Paul Cos.                                      10,215
             350               Torchmark Corp.                                    12,786
           4,223         @     Travelers Property Casualty Corp.                  61,867
           1,050               UnumProvident Corp.                                18,417
             450         @@    XL Capital Ltd.                                    34,762
                                                                            ------------
                                                                                 977,217
                                                                            ------------
                               INTERNET: 0.01%
             350         @     eBay, Inc.                                         23,737
           1,700         @     Yahoo, Inc.                                        27,795
                                                                            ------------
                                                                                  51,532
                                                                            ------------
                               IRON/STEEL: 0.00%
             220               Nucor Corp.                                         9,086
             550               United States Steel Corp.                           7,216
                                                                            ------------
                                                                                  16,302
                                                                            ------------
                               LEISURE TIME: 0.01%
             240               Brunswick Corp.                                     4,766
             700               Carnival Corp.                                     17,465
             350               Harley-Davidson, Inc.                              16,170
             570         @     Sabre Holdings Corp.                               10,323
                                                                            ------------
                                                                                  48,724
                                                                            ------------
                               LODGING: 0.01%
             510         @     Harrah's Entertainment, Inc.                       20,196
           1,200               Hilton Hotels Corp.                                15,252
             600               Starwood Hotels & Resorts Worldwide, Inc.          14,244
                                                                            ------------
                                                                                  49,692
                                                                            ------------
                               MACHINERY -- DIVERSIFIED: 0.02%
             750               Deere & Co.                                        34,387
             600               Dover Corp.                                        17,496
             750               Rockwell Automation, Inc.                          15,533
                                                                            ------------
                                                                                  67,416
                                                                            ------------
                               MEDIA: 0.17%
           5,750         @     AOL Time Warner, Inc.                              75,325
           1,850         @     Clear Channel Communications, Inc.                 68,986
           2,862         @     Comcast Corp.                                      67,457
             800               Gannett Co., Inc.                                  57,440
             250               Knight-Ridder, Inc.                                15,813
             600               McGraw-Hill Cos., Inc.                             36,264
             200               Meredith Corp.                                      8,222
             200               New York Times Co.                                  9,146
             900               Tribune Co.                                        40,914
           5,150         @     Viacom, Inc.                                      209,914
           5,950               Walt Disney Co.                                    97,044
                                                                            ------------
                                                                                 686,525
                                                                            ------------
                               MINING: 0.01%
             400         @     Freeport-McMoRan Copper & Gold, Inc.                6,712
           1,250               Newmont Mining Corp.                               36,288
             350         @     Phelps Dodge Corp.                                 11,078
                                                                            ------------
                                                                                  54,078
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MISCELLANEOUS MANUFACTURING: 0.30%
           1,200               3M Co.                                       $    147,960
             250               Cooper Industries Ltd.                              9,112
             110               Crane Co.                                           2,192
             450               Danaher Corp.                                      29,565
           1,200               Eastman Kodak Co.                                  42,048
             200               Eaton Corp.                                        15,622
          29,150               General Electric Co.                              709,802
           2,600               Honeywell Intl., Inc.                              62,400
             850               Illinois Tool Works, Inc.                          55,131
             500         @@    Ingersoll-Rand Co.                                 21,530
             410               ITT Industries, Inc.                               24,883
             400               Pall Corp.                                          6,672
             680               Textron, Inc.                                      29,233
           2,350         @@    Tyco Intl. Ltd.                                    40,138
                                                                            ------------
                                                                               1,196,288
                                                                            ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
             750               Pitney Bowes, Inc.                                 24,495
           2,100         @     Xerox Corp.                                        16,905
                                                                            ------------
                                                                                  41,400
                                                                            ------------
                               OIL & GAS: 0.29%
             430               Amerada Hess Corp.                                 23,671
             750               Anadarko Petroleum Corp.                           35,925
             580               Apache Corp.                                       33,054
             590               Burlington Resources, Inc.                         25,163
           1,250               ChevronTexaco Corp.                                83,100
           2,019               ConocoPhillips                                     97,699
             450               Devon Energy Corp.                                 20,655
          19,550               Exxon Mobil Corp.                                 683,077
             940               Marathon Oil Corp.                                 20,013
             500        @,@@   Nabors Industries Ltd.                             17,635
             520         @     Noble Corp.                                        18,278
           1,110               Occidental Petroleum Corp.                         31,580
             350               Rowan Cos, Inc.                                     7,945
           1,520               Transocean, Inc.                                   35,264
             780               Unocal Corp.                                       23,852
                                                                            ------------
                                                                               1,156,911
                                                                            ------------
                               OIL & GAS SERVICES: 0.01%
             600               Baker Hughes, Inc.                                 19,314
           1,250               Halliburton Co.                                    23,387
                                                                            ------------
                                                                                  42,701
                                                                            ------------
                               PACKAGING & CONTAINERS: 0.01%
             180               Ball Corp.                                          9,214
             170               Bemis Co.                                           8,437
             440         @     Pactiv Corp.                                        9,618
                                                                            ------------
                                                                                  27,269
                                                                            ------------
                               PHARMACEUTICALS: 0.38%
             150               Allergan, Inc.                                      8,643
             300               AmerisourceBergen Corp.                            16,293
           1,300               Cardinal Health, Inc.                              76,947
             540         @     Forest Laboratories, Inc.                          53,039
             953         @     King Pharmaceuticals, Inc.                         16,382
           6,650               Merck & Co., Inc.                                 376,457
          18,225               Pfizer, Inc.                                      557,138
           3,804               Pharmacia Corp.                                   159,007
           4,300               Schering-Plough Corp.                              95,460
             250         @     Watson Pharmaceuticals, Inc.                        7,068
           3,950               Wyeth                                             147,730
                                                                            ------------
                                                                               1,514,164
                                                                            ------------

----------------------------------------------------------------------------------------
       Shares                                                                  Value
                               PIPELINES: 0.00%
             150               Kinder Morgan, Inc.                          $      6,341
                                                                            ------------
                                                                                   6,341
                                                                            ------------
                               REITS: 0.01%
           1,250               Equity Office Properties Trust                     31,225
             550               Simon Property Group, Inc.                         18,739
                                                                            ------------
                                                                                  49,964
                                                                            ------------
                               RETAIL: 0.33%
             350         @     Autozone, Inc.                                     24,727
             900         @     Bed Bath & Beyond, Inc.                            31,077
           1,000         @     Best Buy Co., Inc.                                 24,150
             450         @     Big Lots, Inc.                                      5,953
           1,200               CVS Corp.                                          29,964
             795               Darden Restaurants, Inc.                           16,258
             350               Dillard's, Inc.                                     5,551
           1,000               Dollar General Corp.                               11,950
             550               Family Dollar Stores                               17,165
             650         @     Federated Department Stores                        18,694
           4,400               Gap, Inc. (The)                                    68,288
           6,890               Home Depot, Inc.                                  165,084
           1,050               JC Penney Co., Inc.                                24,161
           1,000         @     Kohl's Corp.                                       55,950
           3,100               Lowe's Cos., Inc.                                 116,250
           2,150               Ltd. Brands                                        29,950
             900               May Department Stores Co.                          20,682
           3,800               McDonald's Corp.                                   61,104
             350               Nordstrom, Inc.                                     6,640
           1,120         @     Office Depot, Inc.                                 16,531
             800               RadioShack Corp.                                   14,992
           2,220         @     Staples, Inc.                                      40,626
           1,100         @     Starbucks Corp.                                    22,418
           2,750               Target Corp.                                       82,500
             400               Tiffany & Co.                                       9,564
           1,650               TJX Cos, Inc.                                      32,208
           2,900               Walgreen Co.                                       84,651
           5,200               Wal-Mart Stores, Inc.                             262,652
             350               Wendy's Intl., Inc.                                 9,475
             900         @     Yum! Brands, Inc.                                  21,798
                                                                            ------------
                                                                               1,331,013
                                                                            ------------
                               SAVINGS & LOANS: 0.05%
             730               Golden West Financial Corp.                        52,421
           3,960               Washington Mutual, Inc.                           136,739
                                                                            ------------
                                                                                 189,160
                                                                            ------------
                               SEMICONDUCTORS: 0.16%
           1,000         @     Advanced Micro Devices, Inc.                        6,460
           1,100         @     Altera Corp.                                       13,574
             450         @     Analog Devices, Inc.                               10,741
           5,150         @     Applied Materials, Inc.                            67,104
          19,600               Intel Corp.                                       305,172
             500         @     Kla-Tencor Corp.                                   17,685
           1,150               Linear Technology Corp.                            29,578
           1,200         @     LSI Logic Corp.                                     6,924
             950               Maxim Integrated Products                          31,388
             750         @     Micron Technology, Inc.                             7,305
             550         @     National Semiconductor Corp.                        8,256
             600         @     Novellus Systems, Inc.                             16,848
             550         @     Nvidia Corp.                                        6,331
             410         @     QLogic Corp.                                       14,149
             500         @     Teradyne, Inc.                                      6,505

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
           5,350               Texas Instruments, Inc.                      $     80,304
           1,050         @     Xilinx, Inc.                                       21,630
                                                                            ------------
                                                                                 649,954
                                                                            ------------
                               SOFTWARE: 0.33%
             700               Adobe Systems, Inc.                                17,361
             500               Autodesk, Inc.                                      7,150
           1,950               Automatic Data Processing                          76,537
             900         @     BMC Software, Inc.                                 15,399
             400         @     Citrix Systems, Inc.                                4,928
           1,550               Computer Associates Intl., Inc.                    20,925
           1,510         @     Compuware Corp.                                     7,248
             600         @     Electronic Arts, Inc.                              29,862
           2,200               First Data Corp.                                   77,902
             570         @     Fiserv, Inc.                                       19,351
             650         @     Intuit, Inc.                                       30,498
             340         @     Mercury Interactive Corp.                          10,081
          15,500         @     Microsoft Corp.                                   801,350
          15,900         @     Oracle Corp.                                      171,720
             980         @     Peoplesoft, Inc.                                   17,934
             750         @     Rational Software Corp.                             7,793
           2,180         @     Siebel Systems, Inc.                               16,306
                                                                            ------------
                                                                               1,332,345
                                                                            ------------
                               TELECOMMUNICATIONS: 0.33%
             950               Alltel Corp.                                       48,450
             250         @     Andrew Corp.                                        2,570
           2,450               AT&T Corp.                                         63,969
           5,600               BellSouth Corp.                                   144,872
             450               CenturyTel, Inc.                                   13,221
           1,550         @     CIENA Corp.                                         7,967
          21,500         @     Cisco Systems, Inc.                               281,650
             700         @     Citizens Communications Co.                         7,385
             720         @     Comverse Technology, Inc.                           7,214
           7,150               Motorola, Inc.                                     61,848
           2,700         @     Nextel Communications, Inc.                        31,185
             900         @     Qualcomm, Inc.                                     32,751
           9,600               SBC Communications, Inc.                          260,256
             500               Scientific-Atlanta, Inc.                            5,930
           3,700               Sprint Corp.-FON Group                             53,576
           1,400         @     Tellabs, Inc.                                      10,178
           8,150               Verizon Communications, Inc.                      315,813
                                                                            ------------
                                                                               1,348,835
                                                                            ------------
                               TEXTILES: 0.01%
             500               Cintas Corp.                                       22,875
                                                                            ------------
                                                                                  22,875
                                                                            ------------
                               TOBACCO: 0.03%
           2,590               Philip Morris Cos., Inc.                          104,973
             300               RJ Reynolds Tobacco Holdings, Inc.                 12,633
                                                                            ------------
                                                                                 117,606
                                                                            ------------
                               TOYS/GAMES/HOBBIES: 0.01%
             600               Hasbro, Inc.                                        6,930
           2,070               Mattel, Inc.                                       39,641
                                                                            ------------
                                                                                  46,571
                                                                            ------------
                               TRANSPORTATION: 0.09%
           1,150               Burlington Northern Santa Fe Corp.                 29,911
             950               FedEx Corp.                                        51,509

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           1,100               Norfolk Southern Corp.                       $     21,989
             750               Union Pacific Corp.                                44,903
           3,250               United Parcel Service, Inc.                       205,010
                                                                            ------------
                                                                                 353,322
                                                                            ------------
                               TRUCKING & LEASING: 0.00%
             300               Ryder System, Inc.                                  6,732
                                                                            ------------
                                                                                   6,732
                                                                            ------------
                               Total Common Stock
                                (Cost $23,699,983)                            21,410,038
                                                                            ------------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 16.06%
                        REGIONAL (STATE/PROVINCE): 2.57%
     $10,781,000        Tennessee Valley Authority
                          Zero Coupon, due 11/01/04                           10,382,944
                                                                            ------------
                        SOVEREIGN: 13.49%
      12,167,000        FICO Strip,
                          Zero Coupon, due 09/07/04                           11,774,991
      15,731,000        Israel Trust,
                          Zero Coupon, due 05/15/04                           15,334,296
      28,110,000        Turkey Trust,
                          Zero Coupon, due 05/15/04                           27,401,122
                                                                            ------------
                                                                              54,510,409
                                                                            ------------
                        Total Bonds/Notes
                          (Cost $61,312,097)                                  64,893,353
                                                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.68%
                        FEDERAL HOME LOAN BANK SYSTEM: 3.78%
      15,550,000        Zero Coupon, due 02/25/04                             15,272,775
                                                                            ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 15.33%
      63,790,000        Zero Coupon, due 08/16/04                             61,937,347
                                                                            ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.99%
      50,000,000        Zero Coupon, due 09/14/04                             48,433,050
                                                                            ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION --
                         STRIP: 3.58%
       7,092,000        Zero Coupon, due 07/15/04                              6,904,410
       7,777,000        Zero Coupon, due 07/24/04                              7,558,513
                                                                            ------------
                                                                              14,462,923
                                                                            ------------
                        Total U.S. Government Agency Obligations
                          (Cost $131,516,636)                                140,106,095
                                                                            ------------
U.S. TREASURY OBLIGATIONS: 43.56%
                        U.S. TREASURY STRIP: 43.56%
      57,545,000        Zero Coupon, due 05/15/05                             55,124,139
      22,546,000        Zero Coupon, due 05/15/05                             21,633,090
     101,487,000        Zero Coupon, due 08/15/04                             99,231,959
                                                                            ------------
                                                                             175,989,188
                                                                            ------------
                        Total U.S. Treasury Obligations
                          (Cost $167,614,256)                                175,989,188
                                                                            ------------
                        Total Long-Term Investments
                          (Cost $384,142,972)                                402,398,674
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES E

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.54%
     $ 2,162,000        State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $2,162,144 to be received
                        upon repurchase (collateralized by $2,205,000
                        FHLB, 1.550% Market Value $2,208,797, due
                        12/15/03)                                           $  2,162,000
                                                                            ------------
                        Total Short-Term Investment
                          (Cost $2,162,000)                                    2,162,000
                                                                            ------------

                        TOTAL INVESTMENTS IN SECURITIES            100.13%  $404,560,674
                         (COST $386,304,972)*
                        OTHER ASSETS AND LIABILITIES-NET            -0.13%      (512,874)
                                                                   -------  ------------
                        NET ASSETS                                 100.00%  $404,047,800
                                                                   =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $390,586,248. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                               $16,585,431
                        Gross Unrealized Depreciation                                (2,611,005)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $13,974,426
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 2.55%
                               ADVERTISING: 0.00%
                  300          Interpublic Group Cos., Inc.               $      4,224
                                                                          ------------
                                                                                 4,224
                                                                          ------------
                               AEROSPACE/DEFENSE: 0.05%
                  600          Boeing Co.                                       19,794
                  150          General Dynamics Corp.                           11,905
                   60          Goodrich Corp.                                    1,099
                  350          Lockheed Martin Corp.                            20,213
                  130          Northrop Grumman Corp.                           12,644
                  110          Raytheon Co.                                      3,383
                  200          Rockwell Collins, Inc.                            4,652
                  460          United Technologies Corp.                        28,492
                                                                          ------------
                                                                               102,182
                                                                          ------------
                               AGRICULTURE: 0.00%
                  130          UST, Inc.                                         4,346
                                                                          ------------
                                                                                 4,346
                                                                          ------------
                               APPAREL: 0.01%
                  130    @     Jones Apparel Group, Inc.                         4,607
                  120          Liz Claiborne, Inc.                               3,558
                  190          Nike, Inc.                                        8,449
                   60    @     Reebok Intl. Ltd.                                 1,764
                  120          VF Corp.                                          4,326
                                                                          ------------
                                                                                22,704
                                                                          ------------
                               AUTO MANUFACTURERS: 0.02%
                2,180          Ford Motor Co.                                   20,274
                  400          General Motors Corp.                             14,744
                   85          Paccar, Inc.                                      3,921
                                                                          ------------
                                                                                38,939
                                                                          ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
                   50          Cooper Tire & Rubber Co.                            767
                  120          Dana Corp.                                        1,411
                  410          Delphi Corp.                                      3,300
                  130          Goodyear Tire & Rubber Co.                          885
                   70          Johnson Controls, Inc.                            5,612
                                                                          ------------
                                                                                11,975
                                                                          ------------
                               BANKS: 0.19%
                  250          AmSouth Bancorp                                   4,800
                1,400          Bank of America Corp.                            97,398
                  830          Bank One Corp.                                   30,336
                  130          BB&T Corp.                                        4,809
                  162          Charter One Financial, Inc.                       4,654
                  170          Comerica, Inc.                                    7,351
                  100          First Tennessee National Corp.                    3,594
                  790          FleetBoston Financial Corp.                      19,197
                  170          Huntington Bancshares, Inc.                       3,181
                  300          Keycorp                                           7,542
                  140          Marshall & Ilsley Corp.                           3,833
                  120          Mellon Financial Corp.                            3,133
                  430          National City Corp.                              11,748
                  120          North Fork Bancorporation, Inc.                   4,049
                  200          PNC Financial Services Group, Inc.                8,380
                  210          Regions Financial Corp.                           7,006
                  250          SouthTrust Corp.                                  6,213
                  230          State Street Corp.                                8,970
                  200          SunTrust Banks, Inc.                             11,384
                  210          Synovus Financial Corp.                           4,074
                  240          Union Planters Corp.                              6,754
                1,359          US Bancorp                                       28,838

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  940          Wachovia Corp.                             $     34,254
                1,200          Wells Fargo & Co.                                56,244
                   50          Zions Bancorporation                              1,967
                                                                          ------------
                                                                               379,709
                                                                          ------------
                               BEVERAGES: 0.08%
                  570          Anheuser-Busch Cos., Inc.                        27,588
                   50          Brown-Forman Corp.                                3,268
                1,620          Coca-Cola Co.                                    70,988
                  310          Coca-Cola Enterprises, Inc.                       6,733
                   30          Coors (Adolph)                                    1,837
                  210          Pepsi Bottling Group, Inc.                        5,397
                1,170          PepsiCo, Inc.                                    49,397
                                                                          ------------
                                                                               165,208
                                                                          ------------
                               BIOTECHNOLOGY: 0.03%
                  893    @     Amgen, Inc.                                      43,168
                  100    @     Biogen, Inc.                                      4,006
                  140    @     Chiron Corp.                                      5,264
                                                                          ------------
                                                                                52,438
                                                                          ------------
                               BUILDING MATERIALS: 0.01%
                   50    @     American Standard Cos., Inc.                      3,557
                  380          Masco Corp.                                       7,999
                                                                          ------------
                                                                                11,556
                                                                          ------------
                               CHEMICALS: 0.04%
                  170          Air Products & Chemicals, Inc.                    7,267
                   60          Ashland, Inc.                                     1,712
                  740          Du Pont EI de Nemours & Co.                      31,376
                   60          Eastman Chemical Co.                              2,206
                   90          Ecolab, Inc.                                      4,455
                   90          Engelhard Corp.                                   2,011
                   80          International Flavors & Fragrances, Inc.          2,808
                  120          PPG Industries, Inc.                              6,018
                  120          Praxair, Inc.                                     6,932
                  160          Rohm & Haas Co.                                   5,197
                  110          Sherwin-Williams Co.                              3,108
                   50          Sigma-Aldrich Corp.                               2,435
                                                                          ------------
                                                                                75,525
                                                                          ------------
                               COMMERCIAL SERVICES: 0.02%
                  120    @     Apollo Group, Inc.                                5,280
                  360    @     Concord EFS, Inc.                                 5,666
                  150    @     Convergys Corp.                                   2,272
                   60          Deluxe Corp.                                      2,526
                  100          Equifax, Inc.                                     2,314
                  190          H&R Block, Inc.                                   7,638
                  210          McKesson Corp.                                    5,676
                  120          Moody's Corp.                                     4,955
                  100          Paychex, Inc.                                     2,790
                   80    @     Quintiles Transnational Corp.                       968
                  110    @     Robert Half Intl., Inc.                           1,772
                                                                          ------------
                                                                                41,857
                                                                          ------------
                               COMPUTERS: 0.10%
                  100    @     Apple Computer, Inc.                              1,433
                  120    @     Computer Sciences Corp.                           4,134
                2,410    @     Dell Computer Corp.                              64,443
                1,980    @     EMC Corp.-Mass.                                  12,157
                2,854          Hewlett-Packard Co.                              49,545
                  470          International Business Machines Corp.            36,425
                  130    @     Lexmark Intl., Inc.                               7,865
                2,350    @     Sun Microsystems, Inc.                            7,309
                  260    @     Sungard Data Systems, Inc.                        6,126

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                  250    @     Unisys Corp.                               $      2,475
                  270    @     Veritas Software Corp.                            4,217
                                                                          ------------
                                                                               196,129
                                                                          ------------
                               COSMETICS/PERSONAL CARE: 0.10%
                   40          Alberto-Culver Co.                                2,016
                   60          Avon Products, Inc.                               3,232
                  360          Colgate-Palmolive Co.                            18,875
                  940          Gillette Co.                                     28,538
                  370          Kimberly-Clark Corp.                             17,564
                1,440          Procter & Gamble Co.                            123,754
                                                                          ------------
                                                                               193,979
                                                                          ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
                   70          WW Grainger, Inc.                                 3,608
                                                                          ------------
                                                                                 3,608
                                                                          ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.23%
                  950          American Express Co.                             33,582
                  100          Bear Stearns Cos., Inc.                           5,940
                  250          Capital One Financial Corp.                       7,430
                  400          Charles Schwab Corp.                              4,340
                3,486          Citigroup, Inc.                                 122,672
                  150          Countrywide Financial Corp.                       7,747
                  910          Fannie Mae                                       58,540
                  190          Franklin Resources, Inc.                          6,475
                  810          Freddie Mac                                      47,830
                  130          Goldman Sachs Group, Inc.                         8,853
                  310          Household Intl., Inc.                             8,621
                1,440          JP Morgan Chase & Co.                            34,560
                  180          Lehman Brothers Holdings, Inc.                    9,592
                1,195          MBNA Corp.                                       22,729
                  590          Merrill Lynch & Co., Inc.                        22,391
                  780          Morgan Stanley                                   31,138
                  190    @     Providian Financial Corp.                         1,233
                  110          SLM Corp.                                        11,425
                                                                          ------------
                                                                               445,098
                                                                          ------------
                               ELECTRIC: 0.07%
                   40          Ameren Corp.                                      1,663
                  240          American Electric Power Co., Inc.                 6,559
                  190          Centerpoint Energy, Inc.                          1,615
                  120          Cinergy Corp.                                     4,046
                  120          CMS Energy Corp.                                  1,133
                  160          Consolidated Edison, Inc.                         6,851
                  120          Constellation Energy Group, Inc.                  3,338
                  209          Dominion Resources, Inc.                         11,474
                  120          DTE Energy Co.                                    5,568
                  630          Duke Energy Corp.                                12,310
                  350    @     Edison Intl.                                      4,147
                  160          Entergy Corp.                                     7,294
                  300          Exelon Corp.                                     15,831
                  220          FirstEnergy Corp.                                 7,253
                  120          FPL Group, Inc.                                   7,216
                  150          NiSource, Inc.                                    3,000
                  440    @     PG&E Corp.                                        6,116
                   50          Pinnacle West Capital Corp.                       1,705
                  110          PPL Corp.                                         3,815
                  160          Progress Energy, Inc.                             6,936
                  140          Public Service Enterprise Group, Inc.             4,494
                  510          Southern Co.                                     14,479

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               ELECTRIC (CONTINUED)
                  110          TECO Energy, Inc.                          $      1,702
                  260          TXU Corp.                                         4,857
                  275          Xcel Energy, Inc.                                 3,025
                                                                          ------------
                                                                               146,427
                                                                          ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.01%
                  250    @     American Power Conversion                         3,787
                  300          Emerson Electric Co.                             15,255
                  140          Molex, Inc.                                       3,226
                                                                          ------------
                                                                                22,268
                                                                          ------------
                               ELECTRONICS: 0.01%
                  300    @     Agilent Technologies, Inc.                        5,388
                  210          Applera Corp. -- Applied Biosystems Group         3,683
                  200    @     Jabil Circuit, Inc.                               3,584
                   80          Parker Hannifin Corp.                             3,690
                  550    @     Sanmina-SCI Corp.                                 2,470
                  100    @     Thermo Electron Corp.                             2,012
                   90    @     Waters Corp.                                      1,960
                                                                          ------------
                                                                                22,787
                                                                          ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   80          Fluor Corp.                                       2,240
                                                                          ------------
                                                                                 2,240
                                                                          ------------
                               ENTERTAINMENT: 0.00%
                   60    @     International Game Technology                     4,555
                                                                          ------------
                                                                                 4,555
                                                                          ------------
                               ENVIRONMENTAL CONTROL: 0.01%
                  150    @     Allied Waste Industries, Inc.                     1,500
                  440          Waste Management, Inc.                           10,085
                                                                          ------------
                                                                                11,585
                                                                          ------------
                               FOOD: 0.04%
                  310          Albertson's, Inc.                                 6,901
                  459          Archer-Daniels-Midland Co.                        5,692
                  300          Campbell Soup Co.                                 7,041
                  390          ConAgra Foods, Inc.                               9,755
                  110          General Mills, Inc.                               5,164
                  100          Hershey Foods Corp.                               6,744
                  260          HJ Heinz Co.                                      8,546
                  290          Kellogg Co.                                       9,938
                  580    @     Kroger Co.                                        8,961
                  510          Sara Lee Corp.                                   11,480
                  110          Supervalu, Inc.                                   1,816
                  110          Winn-Dixie Stores, Inc.                           1,681
                                                                          ------------
                                                                                83,719
                                                                          ------------
                               FOREST PRODUCTS & PAPER: 0.01%
                   40          Boise Cascade Corp.                               1,009
                  170          Georgia-Pacific Corp.                             2,747
                  360          International Paper Co.                          12,589
                   60          MeadWestvaco Corp.                                1,483
                  130          Plum Creek Timber Co., Inc.                       3,068
                   30          Temple-Inland, Inc.                               1,344
                   70          Weyerhaeuser Co.                                  3,445
                                                                          ------------
                                                                                25,685
                                                                          ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               GAS: 0.01%
                  140          KeySpan Corp.                              $      4,934
                   30          Nicor, Inc.                                       1,021
                   20          Peoples Energy Corp.                                773
                  150          Sempra Energy                                     3,548
                                                                          ------------
                                                                                10,276
                                                                          ------------
                               HAND/MACHINE TOOLS: 0.00%
                   80          Black & Decker Corp.                              3,431
                   40          Snap-On, Inc.                                     1,124
                   60          Stanley Works                                     2,075
                                                                          ------------
                                                                                 6,630
                                                                          ------------
                               HEALTHCARE -- PRODUCTS: 0.08%
                  250          Becton Dickinson & Co.                            7,672
                  290    @     Boston Scientific Corp.                          12,331
                   30          CR Bard, Inc.                                     1,740
                  330    @     Guidant Corp.                                    10,181
                2,066          Johnson & Johnson                               110,965
                  180    @     St. Jude Medical, Inc.                            7,150
                  140          Stryker Corp.                                     9,397
                                                                          ------------
                                                                               159,436
                                                                          ------------
                               HEALTHCARE -- SERVICES: 0.04%
                  150    @     Anthem, Inc.                                      9,435
                  390          HCA, Inc.                                        16,185
                  180          Health Management Associates, Inc.                3,222
                  130    @     Humana, Inc.                                      1,300
                   90    @     Manor Care, Inc.                                  1,675
                   80    @     Quest Diagnostics                                 4,552
                  350    @     Tenet Healthcare Corp.                            5,740
                  240          UnitedHealth Group, Inc.                         20,040
                  160    @     WellPoint Health Networks                        11,386
                                                                          ------------
                                                                                73,535
                                                                          ------------
                               HOME BUILDERS: 0.00%
                   70          Centex Corp.                                      3,514
                   50          KB Home                                           2,143
                   40          Pulte Homes, Inc.                                 1,915
                                                                          ------------
                                                                                 7,572
                                                                          ------------
                               HOME FURNISHINGS: 0.00%
                  140          Leggett & Platt, Inc.                             3,142
                   50          Maytag Corp.                                      1,425
                   50          Whirlpool Corp.                                   2,611
                                                                          ------------
                                                                                 7,178
                                                                          ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.01%
                  110          Avery Dennison Corp.                              6,719
                  190          Clorox Co.                                        7,837
                  110          Fortune Brands, Inc.                              5,116
                                                                          ------------
                                                                                19,672
                                                                          ------------
                               HOUSEWARES: 0.00%
                  190          Newell Rubbermaid, Inc.                           5,763
                                                                          ------------
                                                                                 5,763
                                                                          ------------
                               INSURANCE: 0.12%
                  180    @@    ACE Ltd.                                          5,281
                  360          Aflac, Inc.                                      10,843
                  490          Allstate Corp.                                   18,125
                   70          AMBAC Financial Group, Inc.                       3,937
                  720          American Intl. Group                             41,652
                  230          AON Corp.                                         4,345

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                   50          Chubb Corp.                                $      2,610
                  150          Cigna Corp.                                       6,168
                  110          Cincinnati Financial Corp.                        4,130
                  170          Hartford Financial Services Group, Inc.           7,723
                  100          Jefferson-Pilot Corp.                             3,811
                  210          John Hancock Financial Services, Inc.             5,859
                   50          Lincoln National Corp.                            1,579
                  120          Loews Corp.                                       5,335
                  390          Marsh & McLennan Cos, Inc.                       18,022
                  100          MBIA, Inc.                                        4,386
                  530          Metlife, Inc.                                    14,331
                   80          MGIC Investment Corp.                             3,304
                  270          Principal Financial Group                         8,135
                  210          Progressive Corp.                                10,422
                  420          Prudential Financial, Inc.                       13,331
                   90          Safeco Corp.                                      3,120
                   70          St. Paul Cos.                                     2,384
                   90          Torchmark Corp.                                   3,288
                  988    @     Travelers Property Casualty Corp.                14,474
                  250          UnumProvident Corp.                               4,385
                  100    @@    XL Capital Ltd.                                   7,725
                                                                          ------------
                                                                               228,705
                                                                          ------------
                               INTERNET: 0.01%
                   90    @     eBay, Inc.                                        6,104
                  440    @     Yahoo, Inc.                                       7,194
                                                                          ------------
                                                                                13,298
                                                                          ------------
                               IRON/STEEL: 0.00%
                   60          Nucor Corp.                                       2,478
                  130          United States Steel Corp.                         1,706
                                                                          ------------
                                                                                 4,184
                                                                          ------------
                               LEISURE TIME: 0.01%
                   90          Brunswick Corp.                                   1,787
                  170          Carnival Corp.                                    4,241
                   80          Harley-Davidson, Inc.                             3,696
                  130    @     Sabre Holdings Corp.                              2,354
                                                                          ------------
                                                                                12,078
                                                                          ------------
                               LODGING: 0.01%
                  100    @     Harrah's Entertainment, Inc.                      3,960
                  280          Hilton Hotels Corp.                               3,559
                  140          Starwood Hotels & Resorts Worldwide, Inc.         3,324
                                                                          ------------
                                                                                10,843
                                                                          ------------
                               MACHINERY -- DIVERSIFIED: 0.01%
                  170          Deere & Co.                                       7,794
                  150          Dover Corp.                                       4,374
                  130          Rockwell Automation, Inc.                         2,692
                                                                          ------------
                                                                                14,860
                                                                          ------------
                               MEDIA: 0.08%
                1,340    @     AOL Time Warner, Inc.                            17,554
                  440    @     Clear Channel Communications, Inc.               16,408
                  666    @     Comcast Corp.                                    15,698
                  190          Gannett Co, Inc.                                 13,642
                   60          Knight-Ridder, Inc.                               3,795
                  140          McGraw-Hill Cos., Inc.                            8,462
                   40          Meredith Corp.                                    1,644
                   40          New York Times Co.                                1,829
                  210          Tribune Co.                                       9,547

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                1,220    @     Viacom, Inc.                               $     49,727
                1,400          Walt Disney Co.                                  22,834
                                                                          ------------
                                                                               161,140
                                                                          ------------
                               MINING: 0.01%
                  110    @     Freeport-McMoRan Copper & Gold, Inc.              1,846
                  290          Newmont Mining Corp.                              8,419
                   80    @     Phelps Dodge Corp.                                2,532
                                                                          ------------
                                                                                12,797
                                                                          ------------
                               MISCELLANEOUS MANUFACTURING: 0.14%
                  280          3M Co.                                           34,524
                   70          Cooper Industries Ltd.                            2,551
                   30          Crane Co.                                           598
                  110          Danaher Corp.                                     7,227
                  280          Eastman Kodak Co.                                 9,811
                   70          Eaton Corp.                                       5,468
                6,870          General Electric Co.                            167,284
                  610          Honeywell Intl., Inc.                            14,640
                  210          Illinois Tool Works, Inc.                        13,621
                  110    @@    Ingersoll-Rand Co.                                4,737
                   70          ITT Industries, Inc.                              4,248
                   90          Pall Corp.                                        1,501
                  160          Textron, Inc.                                     6,878
                  550    @@    Tyco Intl. Ltd.                                   9,394
                                                                          ------------
                                                                               282,482
                                                                          ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                  170          Pitney Bowes, Inc.                                5,552
                  490    @     Xerox Corp.                                       3,945
                                                                          ------------
                                                                                 9,497
                                                                          ------------
                               OIL & GAS: 0.13%
                   80          Amerada Hess Corp.                                4,404
                  180          Anadarko Petroleum Corp.                          8,622
                  130          Apache Corp.                                      7,409
                  140          Burlington Resources, Inc.                        5,971
                  150          ChevronTexaco Corp.                               9,972
                  474          ConocoPhillips                                   22,937
                  150          Devon Energy Corp.                                6,885
                4,600          Exxon Mobil Corp.                               160,724
                  220          Marathon Oil Corp.                                4,684
                  140   @,@@   Nabors Industries Ltd.                            4,938
                  120    @     Noble Corp.                                       4,218
                  270          Occidental Petroleum Corp.                        7,682
                   80          Rowan Cos, Inc.                                   1,816
                  360          Transocean, Inc.                                  8,352
                  190          Unocal Corp.                                      5,810
                                                                          ------------
                                                                               264,424
                                                                          ------------
                               OIL & GAS SERVICES: 0.01%
                  150          Baker Hughes, Inc.                                4,828
                  300          Halliburton Co.                                   5,613
                                                                          ------------
                                                                                10,441
                                                                          ------------
                               PACKAGING & CONTAINERS: 0.00%
                   50          Ball Corp.                                        2,559
                   50          Bemis Co.                                         2,481
                  160    @     Pactiv Corp.                                      3,498
                                                                          ------------
                                                                                 8,538
                                                                          ------------
                               PHARMACEUTICALS: 0.18%
                   40          Allergan, Inc.                                    2,305
                  110          AmerisourceBergen Corp.                           5,974

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  340          Cardinal Health, Inc.                      $     20,125
                  130    @     Forest Laboratories, Inc.                        12,769
                  176    @     King Pharmaceuticals, Inc.                        3,025
                1,560          Merck & Co., Inc.                                88,312
                4,285          Pfizer, Inc.                                    130,992
                  905          Pharmacia Corp.                                  37,829
                1,060          Schering-Plough Corp.                            23,532
                   90    @     Watson Pharmaceuticals, Inc.                      2,544
                  920          Wyeth                                            34,408
                                                                          ------------
                                                                               361,815
                                                                          ------------
                               PIPELINES: 0.00%
                   30          Kinder Morgan, Inc.                               1,268
                                                                          ------------
                                                                                 1,268
                                                                          ------------
                               REITS: 0.01%
                  290          Equity Office Properties Trust                    7,244
                  140          Simon Property Group, Inc.                        4,770
                                                                          ------------
                                                                                12,014
                                                                          ------------
                               RETAIL: 0.16%
                   80    @     Autozone, Inc.                                    5,652
                  210    @     Bed Bath & Beyond, Inc.                           7,251
                  235    @     Best Buy Co., Inc.                                5,675
                  120    @     Big Lots, Inc.                                    1,588
                  280          CVS Corp.                                         6,992
                  160          Darden Restaurants, Inc.                          3,272
                   80          Dillard's, Inc.                                   1,269
                  240          Dollar General Corp.                              2,868
                  120          Family Dollar Stores                              3,745
                  160    @     Federated Department Stores                       4,602
                1,040          Gap, Inc. (The)                                  16,141
                1,620          Home Depot, Inc.                                 38,815
                  300          JC Penney Co., Inc.                               6,903
                  240    @     Kohl's Corp.                                     13,428
                  740          Lowe's Cos., Inc.                                27,750
                  510          Ltd. Brands                                       7,104
                  210          May Department Stores Co.                         4,826
                  900          McDonald's Corp.                                 14,472
                   90          Nordstrom, Inc.                                   1,707
                  340    @     Office Depot, Inc.                                5,018
                  190          RadioShack Corp.                                  3,561
                  510    @     Staples, Inc.                                     9,333
                  280    @     Starbucks Corp.                                   5,706
                  650          Target Corp.                                     19,500
                  100          Tiffany & Co.                                     2,391
                  400          TJX Cos, Inc.                                     7,808
                  680          Walgreen Co.                                     19,849
                1,230          Wal-Mart Stores, Inc.                            62,127
                   80          Wendy's Intl., Inc.                               2,166
                  210    @     Yum! Brands, Inc.                                 5,086
                                                                          ------------
                                                                               316,605
                                                                          ------------
                               SAVINGS & LOANS: 0.02%
                  180          Golden West Financial Corp.                      12,926
                  930          Washington Mutual, Inc.                          32,113
                                                                          ------------
                                                                                45,039
                                                                          ------------
                               SEMICONDUCTORS: 0.08%
                  240    @     Advanced Micro Devices, Inc.                      1,550
                  390    @     Altera Corp.                                      4,813
                  100    @     Analog Devices, Inc.                              2,387
                1,120    @     Applied Materials, Inc.                          14,594
                4,610          Intel Corp.                                      71,778
                  130    @     Kla-Tencor Corp.                                  4,598
                  230          Linear Technology Corp.                           5,916

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES G

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
                  220    @     LSI Logic Corp.                            $      1,269
                  220          Maxim Integrated Products                         7,269
                  170    @     Micron Technology, Inc.                           1,656
                  130    @     National Semiconductor Corp.                      1,951
                  140    @     Novellus Systems, Inc.                            3,931
                  120    @     Nvidia Corp.                                      1,381
                   90    @     QLogic Corp.                                      3,106
                  130    @     Teradyne, Inc.                                    1,691
                1,180          Texas Instruments, Inc.                          17,712
                  230    @     Xilinx, Inc.                                      4,738
                                                                          ------------
                                                                               150,340
                                                                          ------------
                               SOFTWARE: 0.16%
                  160          Adobe Systems, Inc.                               3,968
                   90          Autodesk, Inc.                                    1,287
                  460          Automatic Data Processing                        18,055
                  270    @     BMC Software, Inc.                                4,620
                   40    @     Citrix Systems, Inc.                                493
                  380          Computer Associates Intl., Inc.                   5,130
                  350    @     Compuware Corp.                                   1,680
                  140    @     Electronic Arts, Inc.                             6,968
                  530          First Data Corp.                                 18,767
                  145    @     Fiserv, Inc.                                      4,923
                  150    @     Intuit, Inc.                                      7,038
                   50    @     Mercury Interactive Corp.                         1,483
                3,650    @     Microsoft Corp.                                 188,705
                3,730    @     Oracle Corp.                                     40,284
                  200    @     Peoplesoft, Inc.                                  3,660
                  140    @     Rational Software Corp.                           1,455
                  500    @     Siebel Systems, Inc.                              3,740
                                                                          ------------
                                                                               312,256
                                                                          ------------
                               TELECOMMUNICATIONS: 0.16%
                  230          Alltel Corp.                                     11,730
                   50    @     Andrew Corp.                                        514
                  542          AT&T Corp.                                       14,152
                1,310          BellSouth Corp.                                  33,890
                  130          CenturyTel, Inc.                                  3,819
                  370    @     CIENA Corp.                                       1,902
                5,060    @     Cisco Systems, Inc.                              66,286
                  210    @     Citizens Communications Co.                       2,215
                  130    @     Comverse Technology, Inc.                         1,303
                1,670          Motorola, Inc.                                   14,446
                  640    @     Nextel Communications, Inc.                       7,392
                  210    @     Qualcomm, Inc.                                    7,642
                2,310          SBC Communications, Inc.                         62,624
                  120          Scientific-Atlanta, Inc.                          1,423
                  890          Sprint Corp.-FON Group                           12,887
                  260    @     Tellabs, Inc.                                     1,890
                1,910          Verizon Communications, Inc.                     74,013
                                                                          ------------
                                                                               318,128
                                                                          ------------
                               TEXTILES: 0.00%
                  120          Cintas Corp.                                      5,490
                                                                          ------------
                                                                                 5,490
                                                                          ------------
                               TOBACCO: 0.01%
                  650          Philip Morris Cos., Inc.                         26,345
                   70          RJ Reynolds Tobacco Holdings, Inc.                2,948
                                                                          ------------
                                                                                29,293
                                                                          ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               TOYS/GAMES/HOBBIES: 0.01%
                  150          Hasbro, Inc.                               $      1,733
                  480          Mattel, Inc.                                      9,192
                                                                          ------------
                                                                                10,925
                                                                          ------------
                               TRANSPORTATION: 0.04%
                  270          Burlington Northern Santa Fe Corp.                7,023
                  220          FedEx Corp.                                      11,928
                  260          Norfolk Southern Corp.                            5,197
                  180          Union Pacific Corp.                              10,777
                  770          United Parcel Service, Inc.                      48,572
                                                                          ------------
                                                                                83,497
                                                                          ------------
                               TRUCKING & LEASING: 0.00%
                   80          Ryder System, Inc.                                1,795
                                                                          ------------
                                                                                 1,795
                                                                          ------------
                               Total Common Stock
                                (Cost $5,574,133)                            5,040,557
                                                                          ------------
      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 12.89%
                        SOVEREIGN: 12.89%
     $      5,956,000   Israel Trust,
                          Zero Coupon, due 11/15/04                          5,728,606
            9,130,000   Israel Trust,
                          Zero Coupon, due 11/15/04                          8,781,426
           10,000,000   Israel Trust,
                          Zero Coupon, due 11/15/04                          9,618,210
            1,455,000   Turkey Trust,
                          Zero Coupon, due 11/15/04                          1,399,450
                                                                          ------------
                                                                            25,527,692
                                                                          ------------
                        Total Bonds/Notes
                          (Cost $24,811,949)                                25,527,692
                                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.12%
                        FEDERAL HOME LOAN BANK SYSTEM: 14.58%
           30,000,000   Zero Coupon, due 12/14/04                           28,876,500
                                                                          ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 12.13%
           25,000,000   Zero Coupon, due 12/14/04                           24,030,975
                                                                          ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 19.41%
           40,000,000   Zero Coupon, due 12/14/04                           38,449,560
                                                                          ------------
                        Total U.S. Government Agency Obligations
                         (Cost $85,729,493)                                 91,357,035
                                                                          ------------
U.S. TREASURY OBLIGATIONS: 38.21%
                        U.S. TREASURY STRIP: 38.21%
           77,929,000   Zero Coupon, due 11/15/04                           75,680,359
                                                                          ------------
                        Total U.S. Treasury Obligations
                         (Cost $71,211,408)                                 75,680,359
                                                                          ------------
                        Total Long-Term Investments
                         (Cost $187,326,983)                               197,605,643
                                                                          ------------

                 See Accompanying Notes to Financial Statements

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FUND --
SERIES G

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.37%
     $        724,000   State Street Repurchase Agreement, dated
                        12/31/02, 1.200%, due 01/02/03, $724,048 to be
                        received upon repurchase (collateralized by
                        $740,000 FHLB, 1.550% Market Value $740,000, due
                        01/14/04)                                         $    724,000
                                                                          ------------
                        Total Short-Term Investment
                         (Cost $724,000)                                       724,000
                                                                          ------------

                        TOTAL INVESTMENTS IN SECURITIES              100.14% $198,329,643
                         (COST $188,050,983)*
                        OTHER ASSETS AND LIABILITIES-NET              -0.14%     (272,186)
                                                                   --------  ------------
                        NET ASSETS                                   100.00% $198,057,457
                                                                   ========  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $190,629,825. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                 $8,326,482
                        Gross Unrealized Depreciation                                   (626,664)
                                                                                      ----------
                        Net Unrealized Appreciation                                   $7,699,818
                                                                                      ==========

                 See Accompanying Notes to Financial Statements

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FUND --
SERIES H

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 5.36%
                               ADVERTISING: 0.01%
                  470          Interpublic Group Cos., Inc.                $      6,618
                                                                           ------------
                                                                                  6,618
                                                                           ------------
                               AEROSPACE/DEFENSE: 0.11%
                  930          Boeing Co.                                        30,681
                  230          General Dynamics Corp.                            18,255
                   80          Goodrich Corp.                                     1,466
                  490          Lockheed Martin Corp.                             28,297
                  198          Northrop Grumman Corp.                            19,192
                  180          Raytheon Co.                                       5,535
                  310          Rockwell Collins, Inc.                             7,211
                  720          United Technologies Corp.                         44,597
                                                                           ------------
                                                                                155,234
                                                                           ------------
                               AGRICULTURE: 0.00%
                  170          UST, Inc.                                          5,683
                                                                           ------------
                                                                                  5,683
                                                                           ------------
                               APPAREL: 0.03%
                  210    @     Jones Apparel Group, Inc.                          7,442
                  190          Liz Claiborne, Inc.                                5,633
                  300          Nike, Inc.                                        13,341
                   90    @     Reebok Intl. Ltd.                                  2,646
                  200          VF Corp.                                           7,210
                                                                           ------------
                                                                                 36,272
                                                                           ------------
                               AUTO MANUFACTURERS: 0.04%
                3,410          Ford Motor Co.                                    31,713
                  610          General Motors Corp.                              22,485
                  135          Paccar, Inc.                                       6,228
                                                                           ------------
                                                                                 60,426
                                                                           ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
                  100          Cooper Tire & Rubber Co.                           1,534
                  250          Dana Corp.                                         2,940
                  580          Delphi Corp.                                       4,669
                  210          Goodyear Tire & Rubber Co.                         1,430
                  100          Johnson Controls, Inc.                             8,017
                                                                           ------------
                                                                                 18,590
                                                                           ------------
                               BANKS: 0.40%
                  400          AmSouth Bancorp                                    7,680
                2,180          Bank of America Corp.                            151,663
                1,310          Bank One Corp.                                    47,880
                  210          BB&T Corp.                                         7,768
                  261          Charter One Financial, Inc.                        7,498
                  270          Comerica, Inc.                                    11,675
                  130          First Tennessee National Corp.                     4,672
                1,240          FleetBoston Financial Corp.                       30,132
                  330          Huntington Bancshares, Inc.                        6,174
                  460          Keycorp                                           11,564
                  250          Marshall & Ilsley Corp.                            6,845
                  180          Mellon Financial Corp.                             4,700
                  660          National City Corp.                               18,031
                  190          North Fork Bancorporation, Inc.                    6,411
                  310          PNC Financial Services Group, Inc.                12,989
                  330          Regions Financial Corp.                           11,009
                  370          SouthTrust Corp.                                   9,195
                  350          State Street Corp.                                13,650
                  320          SunTrust Banks, Inc.                              18,214
                  320          Synovus Financial Corp.                            6,208
                  375          Union Planters Corp.                              10,553
                2,074          US Bancorp                                        44,010
                1,460          Wachovia Corp.                                    53,202

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                1,810          Wells Fargo & Co.                           $     84,835
                  110          Zions Bancorporation                               4,328
                                                                           ------------
                                                                                590,886
                                                                           ------------
                               BEVERAGES: 0.18%
                  890          Anheuser-Busch Cos., Inc.                         43,076
                   70          Brown-Forman Corp.                                 4,575
                2,540          Coca-Cola Co.                                    111,303
                  550          Coca-Cola Enterprises, Inc.                       11,946
                   40          Coors (Adolph)                                     2,450
                  290          Pepsi Bottling Group, Inc.                         7,453
                1,820          PepsiCo, Inc.                                     76,840
                                                                           ------------
                                                                                257,643
                                                                           ------------
                               BIOTECHNOLOGY: 0.06%
                1,400    @     Amgen, Inc.                                       67,676
                  150    @     Biogen, Inc.                                       6,009
                  220    @     Chiron Corp.                                       8,272
                                                                           ------------
                                                                                 81,957
                                                                           ------------
                               BUILDING MATERIALS: 0.01%
                   80    @     American Standard Cos., Inc.                       5,691
                  540          Masco Corp.                                       11,367
                                                                           ------------
                                                                                 17,058
                                                                           ------------
                               CHEMICALS: 0.08%
                  280          Air Products & Chemicals, Inc.                    11,970
                  100          Ashland, Inc.                                      2,853
                1,140          Du Pont EI de Nemours & Co.                       48,336
                  100          Eastman Chemical Co.                               3,677
                  160          Ecolab, Inc.                                       7,920
                  140          Engelhard Corp.                                    3,129
                   60          Great Lakes Chemical Corp.                         1,433
                  130          International Flavors & Fragrances, Inc.           4,563
                  200          PPG Industries, Inc.                              10,030
                  190          Praxair, Inc.                                     10,976
                  240          Rohm & Haas Co.                                    7,795
                  160          Sherwin-Williams Co.                               4,520
                   90          Sigma-Aldrich Corp.                                4,383
                                                                           ------------
                                                                                121,585
                                                                           ------------
                               COMMERCIAL SERVICES: 0.05%
                  190    @     Apollo Group, Inc.                                 8,360
                  530    @     Concord EFS, Inc.                                  8,342
                  150    @     Convergys Corp.                                    2,272
                   90          Deluxe Corp.                                       3,789
                  200          Equifax, Inc.                                      4,628
                  300          H&R Block, Inc.                                   12,060
                  320          McKesson Corp.                                     8,650
                  190          Moody's Corp.                                      7,845
                  160          Paychex, Inc.                                      4,464
                  160    @     Quintiles Transnational Corp.                      1,936
                  280    @     Robert Half Intl., Inc.                            4,511
                                                                           ------------
                                                                                 66,857
                                                                           ------------
                               COMPUTERS: 0.21%
                  370    @     Apple Computer, Inc.                               5,302
                  180    @     Computer Sciences Corp.                            6,201
                3,760    @     Dell Computer Corp.                              100,542
                3,100    @     EMC Corp.-Mass.                                   19,034
                4,458          Hewlett-Packard Co.                               77,391
                  730          International Business Machines Corp.             56,575
                  210    @     Lexmark Intl., Inc.                               12,705
                3,680    @     Sun Microsystems, Inc.                            11,445
                  340    @     Sungard Data Systems, Inc.                         8,010

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES H

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                  390    @     Unisys Corp.                                $      3,861
                  490    @     Veritas Software Corp.                             7,654
                                                                           ------------
                                                                                308,720
                                                                           ------------
                               COSMETICS/PERSONAL CARE: 0.20%
                   80          Alberto-Culver Co.                                 4,032
                  100          Avon Products, Inc.                                5,387
                  560          Colgate-Palmolive Co.                             29,361
                1,460          Gillette Co.                                      44,326
                  520          Kimberly-Clark Corp.                              24,684
                2,250          Procter & Gamble Co.                             193,365
                                                                           ------------
                                                                                301,155
                                                                           ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
                  120          WW Grainger, Inc.                                  6,186
                                                                           ------------
                                                                                  6,186
                                                                           ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.47%
                1,400          American Express Co.                              49,490
                  160          Bear Stearns Cos., Inc.                            9,504
                  400          Capital One Financial Corp.                       11,888
                  620          Charles Schwab Corp.                               6,727
                5,449          Citigroup, Inc.                                  191,750
                  210          Countrywide Financial Corp.                       10,846
                1,430          Fannie Mae                                        91,992
                  300          Franklin Resources, Inc.                          10,224
                1,260          Freddie Mac                                       74,403
                  200          Goldman Sachs Group, Inc.                         13,620
                  490          Household Intl., Inc.                             13,627
                2,260          JP Morgan Chase & Co.                             54,240
                  250          Lehman Brothers Holdings, Inc.                    13,322
                1,865          MBNA Corp.                                        35,472
                  960          Merrill Lynch & Co., Inc.                         36,432
                1,230          Morgan Stanley                                    49,102
                  430    @     Providian Financial Corp.                          2,791
                  180          SLM Corp.                                         18,695
                                                                           ------------
                                                                                694,125
                                                                           ------------
                               ELECTRIC: 0.16%
                  160          Ameren Corp.                                       6,651
                  350          American Electric Power Co., Inc.                  9,565
                  270          Centerpoint Energy, Inc.                           2,295
                  210          Cinergy Corp.                                      7,081
                  170          CMS Energy Corp.                                   1,605
                  230          Consolidated Edison, Inc.                          9,849
                  190          Constellation Energy Group, Inc.                   5,286
                  330          Dominion Resources, Inc.                          18,117
                  190          DTE Energy Co.                                     8,816
                  990          Duke Energy Corp.                                 19,345
                  550    @     Edison Intl.                                       6,517
                  250          Entergy Corp.                                     11,397
                  470          Exelon Corp.                                      24,802
                  330          FirstEnergy Corp.                                 10,880
                  190          FPL Group, Inc.                                   11,425
                  220          NiSource, Inc.                                     4,400
                  660    @     PG&E Corp.                                         9,174
                   40          Pinnacle West Capital Corp.                        1,364
                  240          PPL Corp.                                          8,323
                  250          Progress Energy, Inc.                             10,838
                  210          Public Service Enterprise Group, Inc.              6,741
                  830          Southern Co.                                      23,564
                  180          TECO Energy, Inc.                                  2,785

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                  400          TXU Corp.                                   $      7,472
                  385          Xcel Energy, Inc.                                  4,235
                                                                           ------------
                                                                                232,527
                                                                           ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
                  320    @     American Power Conversion                          4,848
                  500          Emerson Electric Co.                              25,425
                  220          Molex, Inc.                                        5,069
                                                                           ------------
                                                                                 35,342
                                                                           ------------
                               ELECTRONICS: 0.02%
                  550    @     Agilent Technologies, Inc.                         9,878
                  230          Applera Corp. -- Applied Biosystems Group          4,034
                  290    @     Jabil Circuit, Inc.                                5,197
                  130          Parker Hannifin Corp.                              5,997
                  860    @     Sanmina-SCI Corp.                                  3,861
                  150    @     Thermo Electron Corp.                              3,018
                  150    @     Waters Corp.                                       3,267
                                                                           ------------
                                                                                 35,252
                                                                           ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
                  120          Fluor Corp.                                        3,360
                                                                           ------------
                                                                                  3,360
                                                                           ------------
                               ENTERTAINMENT: 0.01%
                  100    @     International Game Technology                      7,592
                                                                           ------------
                                                                                  7,592
                                                                           ------------
                               ENVIRONMENTAL CONTROL: 0.01%
                  140    @     Allied Waste Industries, Inc.                      1,400
                  670          Waste Management, Inc.                            15,356
                                                                           ------------
                                                                                 16,756
                                                                           ------------
                               FOOD: 0.09%
                  480          Albertson's, Inc.                                 10,685
                  782          Archer-Daniels-Midland Co.                         9,697
                  490          Campbell Soup Co.                                 11,500
                  600          ConAgra Foods, Inc.                               15,007
                  170          General Mills, Inc.                                7,981
                  150          Hershey Foods Corp.                               10,116
                  410          HJ Heinz Co.                                      13,477
                  420          Kellogg Co.                                       14,393
                  910    @     Kroger Co.                                        14,059
                  790          Sara Lee Corp.                                    17,783
                  180          Supervalu, Inc.                                    2,972
                  210          Winn-Dixie Stores, Inc.                            3,209
                  100          WM Wrigley Jr. Co.                                 5,488
                                                                           ------------
                                                                                136,367
                                                                           ------------
                               FOREST PRODUCTS & PAPER: 0.03%
                   50          Boise Cascade Corp.                                1,261
                  260          Georgia-Pacific Corp.                              4,202
                  550          International Paper Co.                           19,233
                  100          MeadWestvaco Corp.                                 2,471
                  190          Plum Creek Timber Co., Inc.                        4,484
                   50          Temple-Inland, Inc.                                2,241
                  100          Weyerhaeuser Co.                                   4,921
                                                                           ------------
                                                                                 38,813
                                                                           ------------
                               GAS: 0.01%
                  150          KeySpan Corp.                                      5,286
                   50          Nicor, Inc.                                        1,702

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES H

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               GAS (CONTINUED)
                   30          Peoples Energy Corp.                        $      1,160
                  230          Sempra Energy                                      5,440
                                                                           ------------
                                                                                 13,588
                                                                           ------------
                               HAND/MACHINE TOOLS: 0.01%
                  130          Black & Decker Corp.                               5,576
                  100          Snap-On, Inc.                                      2,811
                  100          Stanley Works                                      3,458
                                                                           ------------
                                                                                 11,845
                                                                           ------------
                               HEALTHCARE -- PRODUCTS: 0.17%
                  460          Becton Dickinson & Co.                            14,117
                  500    @     Boston Scientific Corp.                           21,260
                   60          CR Bard, Inc.                                      3,480
                  520    @     Guidant Corp.                                     16,042
                3,232          Johnson & Johnson                                173,591
                  210    @     St. Jude Medical, Inc.                             8,341
                  210          Stryker Corp.                                     14,095
                                                                           ------------
                                                                                250,926
                                                                           ------------
                               HEALTHCARE -- SERVICES: 0.08%
                  240    @     Anthem, Inc.                                      15,096
                  610          HCA, Inc.                                         25,315
                  290          Health Management Associates, Inc.                 5,191
                  190    @     Humana, Inc.                                       1,900
                  140    @     Manor Care, Inc.                                   2,605
                  120    @     Quest Diagnostics                                  6,828
                  545    @     Tenet Healthcare Corp.                             8,938
                  370          UnitedHealth Group, Inc.                          30,895
                  250    @     WellPoint Health Networks                         17,790
                                                                           ------------
                                                                                114,558
                                                                           ------------
                               HOME BUILDERS: 0.01%
                  100          Centex Corp.                                       5,020
                   70          KB Home                                            2,999
                   60          Pulte Homes, Inc.                                  2,872
                                                                           ------------
                                                                                 10,891
                                                                           ------------
                               HOME FURNISHINGS: 0.01%
                  260          Leggett & Platt, Inc.                              5,834
                  100          Maytag Corp.                                       2,850
                   80          Whirlpool Corp.                                    4,178
                                                                           ------------
                                                                                 12,862
                                                                           ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.02%
                  130          Avery Dennison Corp.                               7,940
                  300          Clorox Co.                                        12,375
                  180          Fortune Brands, Inc.                               8,372
                                                                           ------------
                                                                                 28,687
                                                                           ------------
                               HOUSEWARES: 0.01%
                  290          Newell Rubbermaid, Inc.                            8,796
                                                                           ------------
                                                                                  8,796
                                                                           ------------
                               INSURANCE: 0.25%
                  280    @@    ACE Ltd.                                           8,215
                  560          Aflac, Inc.                                       16,867
                  760          Allstate Corp.                                    28,112
                  120          AMBAC Financial Group, Inc.                        6,749
                1,130          American Intl. Group                              65,370
                  360          AON Corp.                                          6,800
                   80          Chubb Corp.                                        4,176
                  250          Cigna Corp.                                       10,280
                  180          Cincinnati Financial Corp.                         6,759

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                  270          Hartford Financial Services Group, Inc.     $     12,266
                  190          Jefferson-Pilot Corp.                              7,241
                  300          John Hancock Financial Services, Inc.              8,370
                   80          Lincoln National Corp.                             2,526
                  260          Loews Corp.                                       11,560
                  600          Marsh & McLennan Cos., Inc.                       27,726
                  160          MBIA, Inc.                                         7,018
                  840          Metlife, Inc.                                     22,714
                  120          MGIC Investment Corp.                              4,956
                  400          Principal Financial Group                         12,052
                  330          Progressive Corp.                                 16,378
                  660          Prudential Financial, Inc.                        20,948
                  200          Safeco Corp.                                       6,934
                  100          St. Paul Cos                                       3,405
                  130          Torchmark Corp.                                    4,749
                1,556    @     Travelers Property Casualty Corp.                 22,795
                  300          UnumProvident Corp.                                5,262
                  160    @@    XL Capital Ltd.                                   12,360
                                                                           ------------
                                                                                362,588
                                                                           ------------
                               INTERNET: 0.01%
                  140    @     eBay, Inc.                                         9,495
                  690    @     Yahoo, Inc.                                       11,282
                                                                           ------------
                                                                                 20,777
                                                                           ------------
                               IRON/STEEL: 0.00%
                   90          Nucor Corp.                                        3,717
                  200          United States Steel Corp.                          2,624
                                                                           ------------
                                                                                  6,341
                                                                           ------------
                               LEISURE TIME: 0.01%
                  110          Brunswick Corp.                                    2,185
                  260          Carnival Corp.                                     6,487
                  130          Harley-Davidson, Inc.                              6,006
                  140    @     Sabre Holdings Corp.                               2,535
                                                                           ------------
                                                                                 17,213
                                                                           ------------
                               LODGING: 0.01%
                  190    @     Harrah's Entertainment, Inc.                       7,524
                  430          Hilton Hotels Corp.                                5,465
                  210          Starwood Hotels & Resorts Worldwide, Inc.          4,985
                                                                           ------------
                                                                                 17,974
                                                                           ------------
                               MACHINERY -- DIVERSIFIED: 0.02%
                  260          Deere & Co.                                       11,921
                  220          Dover Corp.                                        6,415
                  190          Rockwell Automation, Inc.                          3,935
                                                                           ------------
                                                                                 22,271
                                                                           ------------
                               MEDIA: 0.17%
                2,110    @     AOL Time Warner, Inc.                             27,641
                  710    @     Clear Channel Communications, Inc.                26,476
                1,045    @     Comcast Corp.                                     24,631
                  280          Gannett Co., Inc.                                 20,104
                   90          Knight-Ridder, Inc.                                5,692
                  230          McGraw-Hill Cos., Inc.                            13,901
                   50          Meredith Corp.                                     2,056
                   60          New York Times Co.                                 2,744
                  360          Tribune Co.                                       16,366
                1,900    @     Viacom, Inc.                                      77,444
                2,190          Walt Disney Co.                                   35,719
                                                                           ------------
                                                                                252,774
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MINING: 0.01%
                  170    @     Freeport-McMoRan Copper & Gold, Inc.        $      2,853
                  460          Newmont Mining Corp.                              13,354
                   90    @     Phelps Dodge Corp.                                 2,849
                                                                           ------------
                                                                                 19,056
                                                                           ------------
                               MISCELLANEOUS MANUFACTURING: 0.30%
                  440          3M Co.                                            54,252
                   90          Cooper Industries Ltd.                             3,280
                  170          Danaher Corp.                                     11,169
                  430          Eastman Kodak Co.                                 15,067
                   80          Eaton Corp.                                        6,249
               10,730          General Electric Co.                             261,275
                  950          Honeywell Intl., Inc.                             22,800
                  320          Illinois Tool Works, Inc.                         20,755
                  180    @@    Ingersoll-Rand Co.                                 7,751
                  110          ITT Industries, Inc.                               6,676
                  160          Pall Corp.                                         2,669
                  250          Textron, Inc.                                     10,748
                  860    @@    Tyco Intl. Ltd.                                   14,689
                                                                           ------------
                                                                                437,380
                                                                           ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                  270          Pitney Bowes, Inc.                                 8,818
                  770    @     Xerox Corp.                                        6,199
                                                                           ------------
                                                                                 15,017
                                                                           ------------
                               OIL & GAS: 0.29%
                  160          Amerada Hess Corp.                                 8,808
                  280          Anadarko Petroleum Corp.                          13,412
                  210          Apache Corp.                                      11,968
                  220          Burlington Resources, Inc.                         9,383
                  450          ChevronTexaco Corp.                               29,916
                  751          ConocoPhillips                                    36,341
                  170          Devon Energy Corp.                                 7,803
                7,190          Exxon Mobil Corp.                                251,219
                  350          Marathon Oil Corp.                                 7,452
                  190   @,@@   Nabors Industries Ltd.                             6,701
                  190    @     Noble Corp.                                        6,678
                  420          Occidental Petroleum Corp.                        11,949
                  130          Rowan Cos., Inc.                                   2,951
                  560          Transocean, Inc.                                  12,992
                  300          Unocal Corp.                                       9,174
                                                                           ------------
                                                                                426,747
                                                                           ------------
                               OIL & GAS SERVICES: 0.01%
                  230          Baker Hughes, Inc.                                 7,404
                  460          Halliburton Co.                                    8,607
                                                                           ------------
                                                                                 16,011
                                                                           ------------
                               PACKAGING & CONTAINERS: 0.01%
                   80          Ball Corp.                                         4,095
                   70          Bemis Co.                                          3,474
                  250    @     Pactiv Corp.                                       5,465
                                                                           ------------
                                                                                 13,034
                                                                           ------------
                               PHARMACEUTICALS: 0.38%
                   60          Allergan, Inc.                                     3,457
                  120          AmerisourceBergen Corp.                            6,517
                  540          Cardinal Health, Inc.                             31,963
                  200    @     Forest Laboratories, Inc.                         19,644
                  286    @     King Pharmaceuticals, Inc.                         4,916
                2,440          Merck & Co., Inc.                                138,128
                6,705          Pfizer, Inc.                                     204,972
                1,408          Pharmacia Corp.                                   58,854
                1,700          Schering-Plough Corp.                             37,740

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                  120    @     Watson Pharmaceuticals, Inc.                $      3,392
                1,450          Wyeth                                             54,230
                                                                           ------------
                                                                                563,813
                                                                           ------------
                               PIPELINES: 0.00%
                   50          Kinder Morgan, Inc.                                2,113
                                                                           ------------
                                                                                  2,113
                                                                           ------------
                               REITS: 0.01%
                  450          Equity Office Properties Trust                    11,241
                  200          Simon Property Group, Inc.                         6,814
                                                                           ------------
                                                                                 18,055
                                                                           ------------
                               RETAIL: 0.33%
                  120    @     Autozone, Inc.                                     8,478
                  330    @     Bed Bath & Beyond, Inc.                           11,395
                  375    @     Best Buy Co., Inc.                                 9,056
                  110    @     Big Lots, Inc.                                     1,455
                  450          CVS Corp.                                         11,236
                  185          Darden Restaurants, Inc.                           3,783
                  130          Dillard's, Inc.                                    2,062
                  370          Dollar General Corp.                               4,421
                  210          Family Dollar Stores                               6,554
                  240    @     Federated Department Stores                        6,902
                1,620          Gap, Inc. (The)                                   25,142
                2,530          Home Depot, Inc.                                  60,619
                  470          JC Penney Co., Inc.                               10,815
                  360    @     Kohl's Corp.                                      20,142
                1,150          Lowe's Cos., Inc.                                 43,125
                  790          Ltd. Brands                                       11,005
                  290          May Department Stores Co.                          6,664
                1,490          McDonald's Corp.                                  23,959
                  150          Nordstrom, Inc.                                    2,846
                  480    @     Office Depot, Inc.                                 7,085
                  290          RadioShack Corp.                                   5,435
                  810    @     Staples, Inc.                                     14,823
                  420    @     Starbucks Corp.                                    8,560
                  990          Target Corp.                                      29,700
                  150          Tiffany & Co.                                      3,587
                  610          TJX Cos, Inc.                                     11,907
                1,060          Walgreen Co.                                      30,941
                1,920          Wal-Mart Stores, Inc.                             96,979
                  140          Wendy's Intl., Inc.                                3,790
                  330    @     Yum! Brands, Inc.                                  7,993
                                                                           ------------
                                                                                490,459
                                                                           ------------
                               SAVINGS & LOANS: 0.05%
                  260          Golden West Financial Corp.                       18,671
                1,465          Washington Mutual, Inc.                           50,586
                                                                           ------------
                                                                                 69,257
                                                                           ------------
                               SEMICONDUCTORS: 0.16%
                  370    @     Advanced Micro Devices, Inc.                       2,390
                  360    @     Altera Corp.                                       4,442
                  160    @     Analog Devices, Inc.                               3,819
                1,770    @     Applied Materials, Inc.                           23,063
                7,210          Intel Corp.                                      112,260
                  210    @     Kla-Tencor Corp.                                   7,428
                  350          Linear Technology Corp.                            9,002
                  320    @     LSI Logic Corp.                                    1,846
                  340          Maxim Integrated Products                         11,234
                  270    @     Micron Technology, Inc.                            2,630
                  200    @     National Semiconductor Corp.                       3,002
                  260    @     Novellus Systems, Inc.                             7,301
                  200    @     Nvidia Corp.                                       2,302
                  150    @     QLogic Corp.                                       5,177

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
                  200    @     Teradyne, Inc.                              $      2,602
                1,870          Texas Instruments, Inc.                           28,069
                  360    @     Xilinx, Inc.                                       7,416
                                                                           ------------
                                                                                233,983
                                                                           ------------
                               SOFTWARE: 0.33%
                  260          Adobe Systems, Inc.                                6,448
                  140          Autodesk, Inc.                                     2,002
                  730          Automatic Data Processing                         28,652
                  380    @     BMC Software, Inc.                                 6,502
                   60    @     Citrix Systems, Inc.                                 739
                  580          Computer Associates Intl., Inc.                    7,830
                  540    @     Compuware Corp.                                    2,592
                  210    @     Electronic Arts, Inc.                             10,452
                  810          First Data Corp.                                  28,682
                  240    @     Fiserv, Inc.                                       8,148
                  240    @     Intuit, Inc.                                      11,261
                  130    @     Mercury Interactive Corp.                          3,855
                5,710    @     Microsoft Corp.                                  295,207
                5,940    @     Oracle Corp.                                      64,152
                  310    @     Peoplesoft, Inc.                                   5,673
                  260    @     Rational Software Corp.                            2,701
                  760    @     Siebel Systems, Inc.                               5,685
                                                                           ------------
                                                                                490,581
                                                                           ------------
                               TELECOMMUNICATIONS: 0.34%
                  350          Alltel Corp.                                      17,850
                  110    @     Andrew Corp.                                       1,131
                  900          AT&T Corp.                                        23,499
                2,050          BellSouth Corp.                                   53,033
                  200          CenturyTel, Inc.                                   5,876
                  570    @     CIENA Corp.                                        2,930
                7,910    @     Cisco Systems, Inc.                              103,621
                  330    @     Citizens Communications Co.                        3,481
                  190    @     Comverse Technology, Inc.                          1,904
                2,620          Motorola, Inc.                                    22,663
                  980    @     Nextel Communications, Inc.                       11,319
                  330    @     Qualcomm, Inc.                                    12,009
                3,620          SBC Communications, Inc.                          98,138
                  230          Scientific-Atlanta, Inc.                           2,728
                1,370          Sprint Corp.-FON Group                            19,838
                  390    @     Tellabs, Inc.                                      2,835
                2,950          Verizon Communications, Inc.                     114,313
                                                                           ------------
                                                                                497,168
                                                                           ------------
                               TEXTILES: 0.01%
                  180          Cintas Corp.                                       8,235
                                                                           ------------
                                                                                  8,235
                                                                           ------------
                               TOBACCO: 0.03%
                  960          Philip Morris Cos., Inc.                          38,909
                  100          RJ Reynolds Tobacco Holdings, Inc.                 4,211
                                                                           ------------
                                                                                 43,120
                                                                           ------------
                               TOYS/GAMES/HOBBIES: 0.01%
                  200          Hasbro, Inc.                                       2,310
                  760          Mattel, Inc.                                      14,554
                                                                           ------------
                                                                                 16,864
                                                                           ------------
                               TRANSPORTATION: 0.09%
                  390          Burlington Northern Santa Fe Corp.                10,144
                  340          FedEx Corp.                                       18,435

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                  400          Norfolk Southern Corp.                      $      7,996
                  260          Union Pacific Corp.                               15,566
                1,200          United Parcel Service, Inc.                       75,696
                                                                           ------------
                                                                                127,837
                                                                           ------------
                               TRUCKING & LEASING: 0.00%
                  120          Ryder System, Inc.                                 2,693
                                                                           ------------
                                                                                  2,693
                                                                           ------------
                               Total Common Stock
                                  (Cost $8,696,789)                           7,878,518
                                                                           ------------
      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 10.90%
                        SOVEREIGN: 10.90%
     $      5,311,000   FICO Strip,
                          Zero Coupon, due 02/08/05                           5,073,481
           11,372,000   Resolution Funding Corp.,
                          Zero Coupon, due 01/15/05                          10,958,184
                                                                           ------------
                                                                             16,031,665
                                                                           ------------
                        Total Bonds/Notes
                          (Cost $14,584,216)                                 16,031,665
                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.14%
                        FEDERAL HOME LOAN BANK SYSTEM: 6.55%
           10,000,000   Zero Coupon, due 12/14/04                             9,625,500
                                                                           ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION -- STRIP:
                        19.64%
           30,080,000   Zero Coupon, due 01/15/05                            28,874,664
                                                                           ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP:
                        15.40%
           13,022,000   Zero Coupon, due 01/15/05                            12,500,638
            5,005,000   Zero Coupon, due 02/07/05                             4,796,196
            5,588,000   Zero Coupon, due 02/15/05                             5,351,460
                                                                           ------------
                                                                             22,648,294
                                                                           ------------
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 10.55%
            4,956,985   3.319%, due 02/16/19                                  5,015,044
           10,250,000   5.000%, due 06/20/28                                 10,504,061
                                                                           ------------
                                                                             15,519,105
                                                                           ------------
                        Total U.S. Government Agency Obligations
                          (Cost $71,980,306)                                 76,667,563
                                                                           ------------
U.S. TREASURY OBLIGATIONS: 30.82%
                        U.S. TREASURY STRIP: 30.82%
           46,968,000   Zero Coupon, due 02/15/05                            45,320,128
                                                                           ------------
                        Total U.S. Treasury Obligations
                          (Cost $43,650,619)                                 45,320,128
                                                                           ------------
                        Total Long-Term Investments
                          (Cost $138,911,930)                               145,897,874
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES H

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.84%
     $      1,232,000   State Street Repurchase Agreement, dated
                        12/31/02, 1.200%, due 01/02/03, $1,232,082 to be
                        received upon repurchase (collateralized by
                        $1,215,000 FHLB, 4.500% Market Value $1,260,979
                        due 07/07/03)                                      $  1,232,000
                                                                           ------------
                        Total Short-Term Investment
                          (Cost $1,232,000)                                   1,232,000
                                                                           ------------

                        TOTAL INVESTMENTS IN SECURITIES             100.06%  $147,129,874
                           (COST $140,143,930)*
                        OTHER ASSETS AND LIABILITIES-NET             -0.06%       (87,907)
                                                                    -------  ------------
                        NET ASSETS                                  100.00%  $147,041,967
                                                                    =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $142,048,463. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                $6,063,614
                        Gross Unrealized Depreciation                                  (982,203)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $5,081,411
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
COMMON STOCK: 3.43%
                               ADVERTISING: 0.00%
                  170          Interpublic Group Cos., Inc.                  $     2,394
                                                                             -----------
                                                                                   2,394
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.07%
                  350          Boeing Co.                                         11,546
                   80          General Dynamics Corp.                              6,350
                   40          Goodrich Corp.                                        733
                  180          Lockheed Martin Corp.                              10,395
                   73          Northrop Grumman Corp.                              7,067
                   60          Raytheon Co.                                        1,845
                  120          Rockwell Collins, Inc.                              2,791
                  250          United Technologies Corp.                          15,485
                                                                             -----------
                                                                                  56,212
                                                                             -----------
                               AGRICULTURE: 0.00%
                   40          Monsanto Co.                                          770
                   90          UST, Inc.                                           3,009
                                                                             -----------
                                                                                   3,779
                                                                             -----------
                               APPAREL: 0.00%
                   80    @     Jones Apparel Group, Inc.                           2,835
                   60          Liz Claiborne, Inc.                                 1,779
                  100          Nike, Inc.                                          4,447
                   30    @     Reebok Intl. Ltd.                                     882
                   70          VF Corp.                                            2,524
                                                                             -----------
                                                                                  12,467
                                                                             -----------
                               AUTO MANUFACTURERS: 0.03%
                1,260          Ford Motor Co.                                     11,718
                  220          General Motors Corp.                                8,109
                   50          Paccar, Inc.                                        2,307
                                                                             -----------
                                                                                  22,134
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.01%
                   30          Cooper Tire & Rubber Co.                              460
                   90          Dana Corp.                                          1,058
                  300          Delphi Corp.                                        2,415
                   80          Goodyear Tire & Rubber Co.                            545
                   40          Johnson Controls, Inc.                              3,207
                   40          Visteon Corp.                                         278
                                                                             -----------
                                                                                   7,963
                                                                             -----------
                               BANKS: 0.26%
                  140          AmSouth Bancorp                                     2,688
                  810          Bank of America Corp.                              56,352
                  480          Bank One Corp.                                     17,544
                   80          BB&T Corp.                                          2,959
                  112          Charter One Financial, Inc.                         3,218
                  100          Comerica, Inc.                                      4,324
                   70          First Tennessee National Corp.                      2,516
                  410          FleetBoston Financial Corp.                         9,963
                  120          Huntington Bancshares, Inc.                         2,245
                  160          Keycorp                                             4,022
                  100          Marshall & Ilsley Corp.                             2,738
                   70          Mellon Financial Corp.                              1,828
                  240          National City Corp.                                 6,557
                   60          North Fork Bancorporation, Inc.                     2,024
                  110          PNC Financial Services Group, Inc.                  4,609
                  140          Regions Financial Corp.                             4,670
                  130          SouthTrust Corp.                                    3,231
                  130          State Street Corp.                                  5,070
                  120          SunTrust Banks, Inc.                                6,830
                  120          Synovus Financial Corp.                             2,328
                  125          Union Planters Corp.                                3,518

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                  780          US Bancorp                                    $    16,552
                  540          Wachovia Corp.                                     19,678
                  680          Wells Fargo & Co.                                  31,872
                   40          Zions Bancorporation                                1,574
                                                                             -----------
                                                                                 218,910
                                                                             -----------
                               BEVERAGES: 0.11%
                  330          Anheuser-Busch Cos., Inc.                          15,972
                   30          Brown-Forman Corp.                                  1,961
                  940          Coca-Cola Co.                                      41,191
                  190          Coca-Cola Enterprises, Inc.                         4,127
                   20          Coors (Adolph)                                      1,225
                  110          Pepsi Bottling Group, Inc.                          2,827
                  670          PepsiCo, Inc.                                      28,287
                                                                             -----------
                                                                                  95,590
                                                                             -----------
                               BIOTECHNOLOGY: 0.04%
                  521    @     Amgen, Inc.                                        25,185
                   60    @     Biogen, Inc.                                        2,404
                   70    @     Chiron Corp.                                        2,632
                                                                             -----------
                                                                                  30,221
                                                                             -----------
                               BUILDING MATERIALS: 0.01%
                   40    @     American Standard Cos., Inc.                        2,846
                  210          Masco Corp.                                         4,421
                   20          Vulcan Materials Co.                                  750
                                                                             -----------
                                                                                   8,017
                                                                             -----------
                               CHEMICALS: 0.05%
                   90          Air Products & Chemicals, Inc.                      3,847
                   30          Ashland, Inc.                                         856
                  420          Du Pont EI de Nemours & Co.                        17,808
                   40          Eastman Chemical Co.                                1,471
                   60          Ecolab, Inc.                                        2,970
                   50          Engelhard Corp.                                     1,117
                   20          Great Lakes Chemical Corp.                            478
                   50          Hercules, Inc.                                        440
                   60          International Flavors & Fragrances, Inc.            2,106
                   70          PPG Industries, Inc.                                3,511
                   60          Praxair, Inc.                                       3,466
                  100          Rohm & Haas Co.                                     3,248
                   80          Sherwin-Williams Co.                                2,260
                   30          Sigma-Aldrich Corp.                                 1,461
                                                                             -----------
                                                                                  45,039
                                                                             -----------
                               COMMERCIAL SERVICES: 0.03%
                   80    @     Apollo Group, Inc.                                  3,520
                  190    @     Concord EFS, Inc.                                   2,991
                   80    @     Convergys Corp.                                     1,212
                   30          Deluxe Corp.                                        1,263
                   70          Equifax, Inc.                                       1,620
                  110          H&R Block, Inc.                                     4,422
                  110          McKesson Corp.                                      2,973
                   60          Moody's Corp.                                       2,477
                   60          Paychex, Inc.                                       1,674
                   40    @     Quintiles Transnational Corp.                         484
                   60    @     Robert Half Intl., Inc.                               967
                                                                             -----------
                                                                                  23,603
                                                                             -----------
                               COMPUTERS: 0.13%
                  100    @     Apple Computer, Inc.                                1,433
                   90    @     Computer Sciences Corp.                             3,100
                1,390    @     Dell Computer Corp.                                37,169
                1,140    @     EMC Corp.-Mass.                                     7,000
                1,649          Hewlett-Packard Co.                                28,627
                  280          International Business Machines Corp.              21,700

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                   70    @     Lexmark Intl., Inc.                           $     4,235
                1,350    @     Sun Microsystems, Inc.                              4,199
                  120    @     Sungard Data Systems, Inc.                          2,827
                   50    @     Unisys Corp.                                          495
                  190    @     Veritas Software Corp.                              2,968
                                                                             -----------
                                                                                 113,753
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.13%
                   30          Alberto-Culver Co.                                  1,512
                   40          Avon Products, Inc.                                 2,155
                  210          Colgate-Palmolive Co.                              11,010
                  540          Gillette Co.                                       16,394
                  190          Kimberly-Clark Corp.                                9,019
                  830          Procter & Gamble Co.                               71,330
                                                                             -----------
                                                                                 111,420
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
                   30          WW Grainger, Inc.                                   1,546
                                                                             -----------
                                                                                   1,546
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.30%
                  520          American Express Co.                               18,382
                   60          Bear Stearns Cos., Inc.                             3,564
                  140          Capital One Financial Corp.                         4,161
                  230          Charles Schwab Corp.                                2,496
                2,019          Citigroup, Inc.                                    71,049
                   80          Countrywide Financial Corp.                         4,132
                  530          Fannie Mae                                         34,095
                  100          Franklin Resources, Inc.                            3,408
                  470          Freddie Mac                                        27,753
                   70          Goldman Sachs Group, Inc.                           4,767
                  180          Household Intl., Inc.                               5,006
                  820          JP Morgan Chase & Co.                              19,680
                  100          Lehman Brothers Holdings, Inc.                      5,329
                  695          MBNA Corp.                                         13,219
                  360          Merrill Lynch & Co., Inc.                          13,662
                  450          Morgan Stanley                                     17,964
                  170    @     Providian Financial Corp.                           1,103
                   60          SLM Corp.                                           6,232
                                                                             -----------
                                                                                 256,002
                                                                             -----------
                               ELECTRIC: 0.10%
                   60          Allegheny Energy, Inc.                                454
                   60          Ameren Corp.                                        2,494
                  130          American Electric Power Co., Inc.                   3,553
                  110          Centerpoint Energy, Inc.                              935
                   80          Cinergy Corp.                                       2,698
                   60          CMS Energy Corp.                                      566
                   80          Consolidated Edison, Inc.                           3,426
                   80          Constellation Energy Group, Inc.                    2,226
                  120          Dominion Resources, Inc.                            6,588
                   80          DTE Energy Co.                                      3,712
                  360          Duke Energy Corp.                                   7,034
                  190    @     Edison Intl.                                        2,251
                   80          Entergy Corp.                                       3,647
                  170          Exelon Corp.                                        8,971
                  120          FirstEnergy Corp.                                   3,956
                   70          FPL Group, Inc.                                     4,209
                  110          NiSource, Inc.                                      2,200
                  250    @     PG&E Corp.                                          3,475
                   40          Pinnacle West Capital Corp.                         1,364
                   60          PPL Corp.                                           2,081
                   80          Progress Energy, Inc.                               3,468

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                  100          Public Service Enterprise Group, Inc.         $     3,210
                  280          Southern Co.                                        7,949
                   80          TECO Energy, Inc.                                   1,238
                  140          TXU Corp.                                           2,615
                   55          Xcel Energy, Inc.                                     605
                                                                             -----------
                                                                                  84,925
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
                  130    @     American Power Conversion                           1,969
                  180          Emerson Electric Co.                                9,153
                  100          Molex, Inc.                                         2,304
                                                                             -----------
                                                                                  13,426
                                                                             -----------
                               ELECTRONICS: 0.02%
                  220    @     Agilent Technologies, Inc.                          3,951
                   80          Applera Corp. -- Applied Biosystems Group           1,403
                  120    @     Jabil Circuit, Inc.                                 2,150
                   60          Parker Hannifin Corp.                               2,768
                  320    @     Sanmina-SCI Corp.                                   1,437
                   50          Tektronix, Inc.                                       910
                   70    @     Thermo Electron Corp.                               1,408
                   50    @     Waters Corp.                                        1,089
                                                                             -----------
                                                                                  15,116
                                                                             -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   40          Fluor Corp.                                         1,120
                                                                             -----------
                                                                                   1,120
                                                                             -----------
                               ENTERTAINMENT: 0.00%
                   40    @     International Game Technology                       3,037
                                                                             -----------
                                                                                   3,037
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.01%
                  110    @     Allied Waste Industries, Inc.                       1,100
                  240          Waste Management, Inc.                              5,501
                                                                             -----------
                                                                                   6,601
                                                                             -----------
                               FOOD: 0.06%
                  160          Albertson's, Inc.                                   3,562
                  273          Archer-Daniels-Midland Co.                          3,385
                  170          Campbell Soup Co.                                   3,990
                  220          ConAgra Foods, Inc.                                 5,502
                    1    @     Del Monte Foods Co.                                     8
                   60          General Mills, Inc.                                 2,817
                   50          Hershey Foods Corp.                                 3,372
                  150          HJ Heinz Co.                                        4,931
                  170          Kellogg Co.                                         5,826
                  330    @     Kroger Co.                                          5,099
                  290          Sara Lee Corp.                                      6,528
                   50          Supervalu, Inc.                                       826
                   80          Winn-Dixie Stores, Inc.                             1,222
                                                                             -----------
                                                                                  47,068
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.02%
                   30          Boise Cascade Corp.                                   757
                   50          Georgia-Pacific Corp.                                 808
                  210          International Paper Co.                             7,344
                   30          MeadWestvaco Corp.                                    741
                   90          Plum Creek Timber Co., Inc.                         2,124
                   20          Temple-Inland, Inc.                                   896
                   30          Weyerhaeuser Co.                                    1,476
                                                                             -----------
                                                                                  14,146
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               GAS: 0.01%
                   50          KeySpan Corp.                                 $     1,762
                   20          Nicor, Inc.                                           681
                   10          Peoples Energy Corp.                                  387
                  110          Sempra Energy                                       2,602
                                                                             -----------
                                                                                   5,432
                                                                             -----------
                               HAND/MACHINE TOOLS: 0.01%
                   50          Black & Decker Corp.                                2,144
                   30          Snap-On, Inc.                                         843
                   50          Stanley Works                                       1,729
                                                                             -----------
                                                                                   4,716
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.11%
                   20          Bausch & Lomb, Inc.                                   720
                  170          Becton Dickinson & Co.                              5,217
                  170    @     Boston Scientific Corp.                             7,228
                   30          CR Bard, Inc.                                       1,740
                  190    @     Guidant Corp.                                       5,861
                1,195          Johnson & Johnson                                  64,183
                  100    @     St. Jude Medical, Inc.                              3,972
                   90          Stryker Corp.                                       6,041
                                                                             -----------
                                                                                  94,962
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.05%
                  100    @     Anthem, Inc.                                        6,290
                  220          HCA, Inc.                                           9,130
                  100          Health Management Associates, Inc.                  1,790
                  180    @     Healthsouth Corp.                                     756
                   90    @     Humana, Inc.                                          900
                   30    @     Manor Care, Inc.                                      558
                   40    @     Quest Diagnostics                                   2,276
                  190    @     Tenet Healthcare Corp.                              3,116
                  140          UnitedHealth Group, Inc.                           11,690
                  100    @     WellPoint Health Networks                           7,116
                                                                             -----------
                                                                                  43,622
                                                                             -----------
                               HOME BUILDERS: 0.00%
                   40          Centex Corp.                                        2,008
                   20          KB Home                                               857
                   20          Pulte Homes, Inc.                                     957
                                                                             -----------
                                                                                   3,822
                                                                             -----------
                               HOME FURNISHINGS: 0.01%
                  100          Leggett & Platt, Inc.                               2,244
                   40          Maytag Corp.                                        1,140
                   40          Whirlpool Corp.                                     2,089
                                                                             -----------
                                                                                   5,473
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.01%
                   30    @     American Greetings                                    474
                   60          Avery Dennison Corp.                                3,665
                  110          Clorox Co.                                          4,537
                   60          Fortune Brands, Inc.                                2,791
                                                                             -----------
                                                                                  11,467
                                                                             -----------
                               HOUSEWARES: 0.00%
                  100          Newell Rubbermaid, Inc.                             3,033
                                                                             -----------
                                                                                   3,033
                                                                             -----------
                               INSURANCE: 0.15%
                  100    @@    ACE Ltd.                                            2,934
                  200          Aflac, Inc.                                         6,024
                  280          Allstate Corp.                                     10,357
                   50          AMBAC Financial Group, Inc.                         2,812

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                  410          American Intl. Group                          $    23,718
                  130          AON Corp.                                           2,456
                   30          Chubb Corp.                                         1,566
                   70          Cigna Corp.                                         2,878
                   60          Cincinnati Financial Corp.                          2,253
                  100          Hartford Financial Services Group, Inc.             4,543
                   70          Jefferson-Pilot Corp.                               2,668
                  120          John Hancock Financial Services, Inc.               3,348
                   30          Lincoln National Corp.                                947
                   70          Loews Corp.                                         3,112
                  220          Marsh & McLennan Cos., Inc.                        10,166
                   70          MBIA, Inc.                                          3,070
                  290          Metlife, Inc.                                       7,842
                   50          MGIC Investment Corp.                               2,065
                  140          Principal Financial Group                           4,218
                  120          Progressive Corp.                                   5,956
                  240          Prudential Financial, Inc.                          7,618
                   80          Safeco Corp.                                        2,774
                   40          St. Paul Cos.                                       1,362
                   60          Torchmark Corp.                                     2,192
                  566    @     Travelers Property Casualty Corp.                   8,292
                   90          UnumProvident Corp.                                 1,579
                   60    @@    XL Capital Ltd.                                     4,635
                                                                             -----------
                                                                                 131,385
                                                                             -----------
                               INTERNET: 0.01%
                   50    @     eBay, Inc.                                          3,391
                  250    @     Yahoo, Inc.                                         4,087
                                                                             -----------
                                                                                   7,478
                                                                             -----------
                               IRON/STEEL: 0.00%
                   40          Nucor Corp.                                         1,652
                   70          United States Steel Corp.                             918
                                                                             -----------
                                                                                   2,570
                                                                             -----------
                               LEISURE TIME: 0.01%
                   50          Brunswick Corp.                                       993
                  100          Carnival Corp.                                      2,495
                   50          Harley-Davidson, Inc.                               2,310
                   50    @     Sabre Holdings Corp.                                  906
                                                                             -----------
                                                                                   6,704
                                                                             -----------
                               LODGING: 0.01%
                   60    @     Harrah's Entertainment, Inc.                        2,376
                  170          Hilton Hotels Corp.                                 2,161
                  100          Starwood Hotels & Resorts Worldwide, Inc.           2,374
                                                                             -----------
                                                                                   6,911
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.01%
                   90          Deere & Co.                                         4,126
                   80          Dover Corp.                                         2,333
                   90          Rockwell Automation, Inc.                           1,864
                                                                             -----------
                                                                                   8,323
                                                                             -----------
                               MEDIA: 0.11%
                  730    @     AOL Time Warner, Inc.                               9,563
                  250    @     Clear Channel Communications, Inc.                  9,322
                  389    @     Comcast Corp.                                       9,169
                  110          Gannett Co., Inc.                                   7,898
                   40          Knight-Ridder, Inc.                                 2,530
                   80          McGraw-Hill Cos., Inc.                              4,835
                   20          Meredith Corp.                                        822
                   30          New York Times Co.                                  1,372
                  120          Tribune Co.                                         5,455

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                  700    @     Viacom, Inc.                                  $    28,532
                  840          Walt Disney Co.                                    13,700
                                                                             -----------
                                                                                  93,198
                                                                             -----------
                               METAL FABRICATE/HARDWARE: 0.00%
                   40          Worthington Industries                                610
                                                                             -----------
                                                                                     610
                                                                             -----------
                               MINING: 0.01%
                   80    @     Freeport-McMoRan Copper & Gold, Inc.                1,342
                  160          Newmont Mining Corp.                                4,645
                   50    @     Phelps Dodge Corp.                                  1,583
                                                                             -----------
                                                                                   7,570
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.19%
                  160          3M Co.                                             19,728
                   40          Cooper Industries Ltd.                              1,458
                   20          Crane Co.                                             399
                   60          Danaher Corp.                                       3,942
                  160          Eastman Kodak Co.                                   5,606
                   40          Eaton Corp.                                         3,124
                3,920          General Electric Co.                               95,452
                  350          Honeywell Intl., Inc.                               8,400
                  120          Illinois Tool Works, Inc.                           7,783
                   80    @@    Ingersoll-Rand Co.                                  3,445
                   50          ITT Industries, Inc.                                3,035
                   20          Pall Corp.                                            334
                   80          Textron, Inc.                                       3,439
                  320    @@    Tyco Intl. Ltd.                                     5,466
                                                                             -----------
                                                                                 161,611
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                   90          Pitney Bowes, Inc.                                  2,939
                  380    @     Xerox Corp.                                         3,059
                                                                             -----------
                                                                                   5,998
                                                                             -----------
                               OIL & GAS: 0.18%
                   50          Amerada Hess Corp.                                  2,752
                  100          Anadarko Petroleum Corp.                            4,790
                   80          Apache Corp.                                        4,559
                   80          Burlington Resources, Inc.                          3,412
                   50          ChevronTexaco Corp.                                 3,324
                  280          ConocoPhillips                                     13,549
                   70          Devon Energy Corp.                                  3,213
                   20          EOG Resources, Inc.                                   798
                2,660          Exxon Mobil Corp.                                  92,940
                  130          Marathon Oil Corp.                                  2,768
                   80   @,@@   Nabors Industries Ltd.                              2,822
                   70    @     Noble Corp.                                         2,460
                  160          Occidental Petroleum Corp.                          4,552
                   40          Rowan Cos., Inc.                                      908
                  210          Transocean, Inc.                                    4,872
                  110          Unocal Corp.                                        3,364
                                                                             -----------
                                                                                 151,083
                                                                             -----------
                               OIL & GAS SERVICES: 0.01%
                   50          Baker Hughes, Inc.                                  1,609
                  170          Halliburton Co.                                     3,181
                                                                             -----------
                                                                                   4,790
                                                                             -----------

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               PACKAGING & CONTAINERS: 0.01%
                   20          Ball Corp.                                    $     1,024
                   30          Bemis Co.                                           1,489
                  100    @     Pactiv Corp.                                        2,186
                                                                             -----------
                                                                                   4,699
                                                                             -----------
                               PHARMACEUTICALS: 0.24%
                   30          Allergan, Inc.                                      1,729
                   50          AmerisourceBergen Corp.                             2,715
                  180          Cardinal Health, Inc.                              10,654
                   70    @     Forest Laboratories, Inc.                           6,875
                  120    @     King Pharmaceuticals, Inc.                          2,063
                  900          Merck & Co., Inc.                                  50,949
                2,480          Pfizer, Inc.                                       75,814
                  520          Pharmacia Corp.                                    21,736
                  590          Schering-Plough Corp.                              13,098
                   60    @     Watson Pharmaceuticals, Inc.                        1,696
                  530          Wyeth                                              19,822
                                                                             -----------
                                                                                 207,151
                                                                             -----------
                               PIPELINES: 0.00%
                   20          Kinder Morgan, Inc.                                   845
                                                                             -----------
                                                                                     845
                                                                             -----------
                               REITS: 0.01%
                  160          Equity Office Properties Trust                      3,997
                   70          Simon Property Group, Inc.                          2,385
                                                                             -----------
                                                                                   6,382
                                                                             -----------
                               RETAIL: 0.21%
                   40    @     Autozone, Inc.                                      2,826
                  120    @     Bed Bath & Beyond, Inc.                             4,144
                  125    @     Best Buy Co., Inc.                                  3,019
                   70    @     Big Lots, Inc.                                        926
                  160          CVS Corp.                                           3,995
                   90          Darden Restaurants, Inc.                            1,840
                   50          Dillard's, Inc.                                       793
                  170          Dollar General Corp.                                2,031
                   80          Family Dollar Stores                                2,497
                   80    @     Federated Department Stores                         2,301
                  600          Gap, Inc. (The)                                     9,312
                  940          Home Depot, Inc.                                   22,522
                  170          JC Penney Co., Inc.                                 3,912
                  140    @     Kohl's Corp.                                        7,833
                  420          Lowe's Cos., Inc.                                  15,750
                  290          Ltd. Brands                                         4,040
                  110          May Department Stores Co.                           2,528
                  520          McDonald's Corp.                                    8,362
                   70          Nordstrom, Inc.                                     1,328
                  160    @     Office Depot, Inc.                                  2,362
                  110          RadioShack Corp.                                    2,061
                  300    @     Staples, Inc.                                       5,490
                  150    @     Starbucks Corp.                                     3,057
                  370          Target Corp.                                       11,100
                   30          Tiffany & Co.                                         717
                  230          TJX Cos, Inc.                                       4,490
                  100    @     Toys R US, Inc.                                     1,000
                  390          Walgreen Co.                                       11,384
                  710          Wal-Mart Stores, Inc.                              35,862
                   60          Wendy's Intl., Inc.                                 1,624
                  120    @     Yum! Brands, Inc.                                   2,906
                                                                             -----------
                                                                                 182,012
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               SAVINGS & LOANS: 0.03%
                  100          Golden West Financial Corp.                   $     7,181
                  510          Washington Mutual, Inc.                            17,610
                                                                             -----------
                                                                                  24,791
                                                                             -----------
                               SEMICONDUCTORS: 0.11%
                  140    @     Advanced Micro Devices, Inc.                          904
                  190    @     Altera Corp.                                        2,345
                   60    @     Analog Devices, Inc.                                1,432
                  660    @     Applied Materials, Inc.                             8,600
                2,670          Intel Corp.                                        41,572
                   90    @     Kla-Tencor Corp.                                    3,183
                  140          Linear Technology Corp.                             3,601
                  160    @     LSI Logic Corp.                                       923
                  120          Maxim Integrated Products                           3,965
                  100    @     Micron Technology, Inc.                               974
                   70    @     National Semiconductor Corp.                        1,051
                   90    @     Novellus Systems, Inc.                              2,527
                   70    @     Nvidia Corp.                                          806
                   90    @     PMC -- Sierra, Inc.                                   500
                   60    @     QLogic Corp.                                        2,071
                   80    @     Teradyne, Inc.                                      1,041
                  730          Texas Instruments, Inc.                            10,957
                  170    @     Xilinx, Inc.                                        3,502
                                                                             -----------
                                                                                  89,954
                                                                             -----------
                               SOFTWARE: 0.22%
                  120          Adobe Systems, Inc.                                 2,976
                   60          Autodesk, Inc.                                        858
                  250          Automatic Data Processing                           9,812
                  154    @     BMC Software, Inc.                                  2,635
                   80    @     Citrix Systems, Inc.                                  986
                  270          Computer Associates Intl., Inc.                     3,645
                  200    @     Compuware Corp.                                       960
                   90    @     Electronic Arts, Inc.                               4,479
                  320          First Data Corp.                                   11,331
                   75    @     Fiserv, Inc.                                        2,546
                   50          IMS Health, Inc.                                      800
                   90    @     Intuit, Inc.                                        4,223
                   50    @     Mercury Interactive Corp.                           1,483
                2,110    @     Microsoft Corp.                                   109,087
                2,160    @     Oracle Corp.                                       23,328
                  130    @     Peoplesoft, Inc.                                    2,379
                   90    @     Rational Software Corp.                               935
                  330    @     Siebel Systems, Inc.                                2,468
                                                                             -----------
                                                                                 184,931
                                                                             -----------
                               TELECOMMUNICATIONS: 0.21%
                  120          Alltel Corp.                                        6,120
                   40    @     Andrew Corp.                                          411
                  312          AT&T Corp.                                          8,146
                  760          BellSouth Corp.                                    19,661
                   60          CenturyTel, Inc.                                    1,763
                  210    @     CIENA Corp.                                         1,079
                2,920    @     Cisco Systems, Inc.                                38,252
                  150    @     Citizens Communications Co.                         1,582
                   80    @     Comverse Technology, Inc.                             802
                  960          Motorola, Inc.                                      8,304
                  360    @     Nextel Communications, Inc.                         4,158
                  120    @     Qualcomm, Inc.                                      4,367
                1,340          SBC Communications, Inc.                           36,327
                   80          Scientific-Atlanta, Inc.                              949
                  460          Sprint Corp.-FON Group                              6,661
                  190    @     Tellabs, Inc.                                       1,381
                1,100          Verizon Communications, Inc.                       42,625
                                                                             -----------
                                                                                 182,588
                                                                             -----------

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               TEXTILES: 0.00%
                   80          Cintas Corp.                                  $     3,660
                                                                             -----------
                                                                                   3,660
                                                                             -----------
                               TOBACCO: 0.02%
                  350          Philip Morris Cos., Inc.                           14,186
                   20          RJ Reynolds Tobacco Holdings, Inc.                    842
                                                                             -----------
                                                                                  15,028
                                                                             -----------
                               TOYS/GAMES/HOBBIES: 0.01%
                   60          Hasbro, Inc.                                          693
                  280          Mattel, Inc.                                        5,362
                                                                             -----------
                                                                                   6,055
                                                                             -----------
                               TRANSPORTATION: 0.06%
                  150          Burlington Northern Santa Fe Corp.                  3,901
                  130          FedEx Corp.                                         7,049
                  150          Norfolk Southern Corp.                              2,999
                  100          Union Pacific Corp.                                 5,987
                  440          United Parcel Service, Inc.                        27,755
                                                                             -----------
                                                                                  47,691
                                                                             -----------
                               TRUCKING & LEASING: 0.00%
                   30          Ryder System, Inc.                                    673
                                                                             -----------
                                                                                     673
                                                                             -----------
                               Total Common Stock
                                (Cost $3,195,124)                              2,911,707
                                                                             -----------
      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
BONDS/NOTES: 34.37%
                        REGIONAL (STATE/PROVINCE): 1.22%
     $      1,100,000   Tennessee Valley Authority,
                          Zero Coupon, due 04/15/05                            1,044,465
                                                                             -----------
                        SOVEREIGN: 33.15%
            1,164,000   FICO Strip,
                          Zero Coupon, due 04/06/05                            1,105,859
            1,959,000   FICO Strip,
                          Zero Coupon, due 06/06/05                            1,850,277
            3,238,000   FICO Strip,
                          Zero Coupon, due 06/06/05                            3,058,294
            3,510,000   Israel Government AID Bond,
                          Zero Coupon, due 05/15/05                            3,330,902
            5,000,000   Israel Trust,
                          Zero Coupon, due 05/15/05                            4,733,755
           15,000,000   Israel Trust,
                          Zero Coupon, due 05/15/05                           14,201,265
                                                                             -----------
                                                                              28,280,352
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $27,938,699)                                  29,324,817
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.87%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 16.67%
           15,000,000   Zero Coupon, due 05/31/05                             14,223,675
                                                                             -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.20%
           20,000,000   Zero Coupon, due 06/14/05                             18,936,600
                                                                             -----------
                        Total U.S. Government Agency Obligations
                         (Cost $30,811,386)                                   33,160,275
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES I

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 22.97%
                        U.S. TREASURY STRIP: 22.97%
     $     15,594,000   Zero Coupon, due 05/15/05                            $14,937,976
            4,856,000   Zero Coupon, due 05/15/05                              4,659,376
                                                                             -----------
                                                                              19,597,352
                                                                             -----------
                        Total U.S. Treasury Obligations
                         (Cost $18,778,965)                                   19,597,352
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $80,724,174)                                  84,994,151
                                                                             -----------
SHORT-TERM INVESTMENT: 0.46%
              395,000   State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $395,026 to be received upon
                        repurchase (collateralized by $400,000 FFCB, 4.450%
                        Market Value $406,934 due 05/16/03)                      395,000
                                                                             -----------
                        Total Short-Term Investment
                          (Cost $395,000)                                        395,000
                                                                             -----------

                         TOTAL INVESTMENTS IN SECURITIES              100.10%  $85,389,151
                          (COST $81,119,174)*
                         OTHER ASSETS AND LIABILITIES-NET              -0.10%      (88,661)
                                                                      -------  -----------
                         NET ASSETS                                   100.00%  $85,300,490
                                                                      =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $81,775,829. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                $3,955,400
                        Gross Unrealized Depreciation                                  (342,078)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $3,613,322
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
COMMON STOCK: 0.73%
                               ADVERTISING: 0.00%
              30               Interpublic Group Cos., Inc.                  $       422
                                                                             -----------
                                                                                     422
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.02%
              60               Boeing Co.                                          1,979
              20               General Dynamics Corp.                              1,587
              10               Goodrich Corp.                                        183
              30               Lockheed Martin Corp.                               1,733
              15               Northrop Grumman Corp.                              1,490
              10               Raytheon Co.                                          308
              20               Rockwell Collins, Inc.                                465
              50               United Technologies Corp.                           3,097
                                                                             -----------
                                                                                  10,842
                                                                             -----------
                               AGRICULTURE: 0.00%
              10               Monsanto Co.                                          193
              10               UST, Inc.                                             334
                                                                             -----------
                                                                                     527
                                                                             -----------
                               AIRLINES: 0.00%
              10         @     AMR Corp.                                              66
                                                                             -----------
                                                                                      66
                                                                             -----------
                               APPAREL: 0.00%
              10         @     Jones Apparel Group, Inc.                             354
              10               Liz Claiborne, Inc.                                   297
              20               Nike, Inc.                                            889
              10               VF Corp.                                              361
                                                                             -----------
                                                                                   1,901
                                                                             -----------
                               AUTO MANUFACTURERS: 0.01%
             230               Ford Motor Co.                                      2,139
              40               General Motors Corp.                                1,474
              10               Paccar, Inc.                                          461
                                                                             -----------
                                                                                   4,074
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.00%
              10               Cooper Tire & Rubber Co.                              153
              10               Dana Corp.                                            118
              50               Delphi Corp.                                          402
              10               Goodyear Tire & Rubber Co.                             68
              10               Johnson Controls, Inc.                                802
              10               Visteon Corp.                                          70
                                                                             -----------
                                                                                   1,613
                                                                             -----------
                               BANKS: 0.07%
              30               AmSouth Bancorp                                       576
             150               Bank of America Corp.                              10,435
              90               Bank One Corp.                                      3,289
              20               BB&T Corp.                                            740
              21               Charter One Financial, Inc.                           603
              20               Comerica, Inc.                                        865
              10               First Tennessee National Corp.                        359
              80               FleetBoston Financial Corp.                         1,944
              20               Huntington Bancshares, Inc.                           374
              30               Keycorp                                               754
              20               Marshall & Ilsley Corp.                               548
              10               Mellon Financial Corp.                                261
              50               National City Corp.                                 1,366
              10               North Fork Bancorporation, Inc.                       337
              20               PNC Financial Services Group, Inc.                    838
              20               Regions Financial Corp.                               667
              30               SouthTrust Corp.                                      746

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              20               State Street Corp.                            $       780
              20               SunTrust Banks, Inc.                                1,138
              20               Synovus Financial Corp.                               388
              20               Union Planters Corp.                                  563
             140               US Bancorp                                          2,971
             100               Wachovia Corp.                                      3,644
             120               Wells Fargo & Co.                                   5,624
              10               Zions Bancorporation                                  393
                                                                             -----------
                                                                                  40,203
                                                                             -----------
                               BEVERAGES: 0.02%
              60               Anheuser-Busch Cos., Inc.                           2,904
             170               Coca-Cola Co.                                       7,449
              30               Coca-Cola Enterprises, Inc.                           652
              20               Pepsi Bottling Group, Inc.                            514
             120               PepsiCo, Inc.                                       5,066
                                                                             -----------
                                                                                  16,585
                                                                             -----------
                               BIOTECHNOLOGY: 0.01%
              96         @     Amgen, Inc.                                         4,641
              10         @     Biogen, Inc.                                          401
              20         @     Chiron Corp.                                          752
                                                                             -----------
                                                                                   5,794
                                                                             -----------
                               BUILDING MATERIALS: 0.00%
              40               Masco Corp.                                           842
                                                                             -----------
                                                                                     842
                                                                             -----------
                               CHEMICALS: 0.01%
              20               Air Products & Chemicals, Inc.                        855
              80               Du Pont EI de Nemours & Co.                         3,392
              10               Eastman Chemical Co.                                  368
              10               Ecolab, Inc.                                          495
              10               Engelhard Corp.                                       223
              10               Hercules, Inc.                                         88
              10               International Flavors & Fragrances, Inc.              351
              10               PPG Industries, Inc.                                  502
              10               Praxair, Inc.                                         578
              20               Rohm & Haas Co.                                       650
              10               Sherwin-Williams Co.                                  283
              10               Sigma-Aldrich Corp.                                   487
                                                                             -----------
                                                                                   8,272
                                                                             -----------
                               COMMERCIAL SERVICES: 0.01%
              10         @     Apollo Group, Inc.                                    440
              40         @     Concord EFS, Inc.                                     630
              10         @     Convergys Corp.                                       151
              10               Equifax, Inc.                                         231
              20               H&R Block, Inc.                                       804
              20               McKesson Corp.                                        541
              10               Moody's Corp.                                         413
              10               Paychex, Inc.                                         279
              10         @     Quintiles Transnational Corp.                         121
              10         @     Robert Half Intl., Inc.                               161
              10               RR Donnelley & Sons Co.                               218
                                                                             -----------
                                                                                   3,989
                                                                             -----------
                               COMPUTERS: 0.04%
              20         @     Apple Computer, Inc.                                  287
              10         @     Computer Sciences Corp.                               344
             250         @     Dell Computer Corp.                                 6,685
             210         @     EMC Corp.-Mass.                                     1,289
             303               Hewlett-Packard Co.                                 5,260
              50               International Business Machines Corp.               3,875
              10         @     Lexmark Intl., Inc.                                   605
             250         @     Sun Microsystems, Inc.                                778

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
              20         @     Sungard Data Systems, Inc.                    $       471
              10         @     Unisys Corp.                                           99
              30         @     Veritas Software Corp.                                469
                                                                             -----------
                                                                                  20,162
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.04%
              10               Avon Products, Inc.                                   539
              40               Colgate-Palmolive Co.                               2,097
             100               Gillette Co.                                        3,036
              40               Kimberly-Clark Corp.                                1,899
             150               Procter & Gamble Co.                               12,891
                                                                             -----------
                                                                                  20,462
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
              10               WW Grainger, Inc.                                     515
                                                                             -----------
                                                                                     515
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.07%
             100               American Express Co.                                3,535
              10               Bear Stearns Cos., Inc.                               594
              20               Capital One Financial Corp.                           594
              40               Charles Schwab Corp.                                  434
             373               Citigroup, Inc.                                    13,126
              10               Countrywide Financial Corp.                           516
             100               Fannie Mae                                          6,433
              20               Franklin Resources, Inc.                              682
              80               Freddie Mac                                         4,724
              10               Goldman Sachs Group, Inc.                             681
              30               Household Intl., Inc.                                 834
             150               JP Morgan Chase & Co.                               3,600
              20               Lehman Brothers Holdings, Inc.                      1,066
             130               MBNA Corp.                                          2,473
              60               Merrill Lynch & Co., Inc.                           2,277
              80               Morgan Stanley                                      3,194
              30         @     Providian Financial Corp.                             195
              10               SLM Corp.                                           1,039
                                                                             -----------
                                                                                  45,997
                                                                             -----------
                               ELECTRIC: 0.02%
              10               Allegheny Energy, Inc.                                 76
              10               Ameren Corp.                                          416
              20               American Electric Power Co., Inc.                     547
              30               Centerpoint Energy, Inc.                              255
              10               Cinergy Corp.                                         337
              20               CMS Energy Corp.                                      189
              20               Consolidated Edison, Inc.                             856
              10               Constellation Energy Group, Inc.                      278
              20               Dominion Resources, Inc.                            1,098
              20               DTE Energy Co.                                        928
              60               Duke Energy Corp.                                   1,172
              40         @     Edison Intl.                                          474
              20               Entergy Corp.                                         912
              30               Exelon Corp.                                        1,583
              20               FirstEnergy Corp.                                     659
              10               FPL Group, Inc.                                       601
              20               NiSource, Inc.                                        400
              50         @     PG&E Corp.                                            695
              10               Pinnacle West Capital Corp.                           341
              10               PPL Corp.                                             347
              20               Progress Energy, Inc.                                 867
              20               Public Service Enterprise Group, Inc.                 642
              50               Southern Co.                                        1,420

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              10               TECO Energy, Inc.                             $       155
              20               TXU Corp.                                             374
              10               Xcel Energy, Inc.                                     110
                                                                             -----------
                                                                                  15,732
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.00%
              20         @     American Power Conversion                             303
              30               Emerson Electric Co.                                1,525
              10               Molex, Inc.                                           230
              10         @     Power-One, Inc.                                        57
                                                                             -----------
                                                                                   2,115
                                                                             -----------
                               ELECTRONICS: 0.00%
              40         @     Agilent Technologies, Inc.                            718
              20               Applera Corp. -- Applied Biosystems Group             351
              20         @     Jabil Circuit, Inc.                                   358
              10               Parker Hannifin Corp.                                 461
              60         @     Sanmina-SCI Corp.                                     269
              10               Symbol Technologies, Inc.                              82
              10         @     Tektronix, Inc.                                       182
              10         @     Thermo Electron Corp.                                 201
              10         @     Waters Corp.                                          218
                                                                             -----------
                                                                                   2,840
                                                                             -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
              10               Fluor Corp.                                           280
                                                                             -----------
                                                                                     280
                                                                             -----------
                               ENTERTAINMENT: 0.00%
              10         @     International Game Technology                         759
                                                                             -----------
                                                                                     759
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.00%
              20         @     Allied Waste Industries, Inc.                         200
              50               Waste Management, Inc.                              1,146
                                                                             -----------
                                                                                   1,346
                                                                             -----------
                               FOOD: 0.01%
              30               Albertson's, Inc.                                     668
              42               Archer-Daniels-Midland Co.                            521
              30               Campbell Soup Co.                                     704
              40               ConAgra Foods, Inc.                                 1,003
              10               General Mills, Inc.                                   469
              10               Hershey Foods Corp.                                   674
              30               HJ Heinz Co.                                          986
              30               Kellogg Co.                                         1,028
              50         @     Kroger Co.                                            773
              50               Sara Lee Corp.                                      1,126
              10               Supervalu, Inc.                                       165
              10               Winn-Dixie Stores, Inc.                               153
              20               WM Wrigley Jr. Co.                                  1,098
                                                                             -----------
                                                                                   9,368
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.00%
              10               Georgia-Pacific Corp.                                 162
              40               International Paper Co.                             1,399
              10         @     Louisiana-Pacific Corp.                                81
              20               MeadWestvaco Corp.                                    494
              10               Plum Creek Timber Co., Inc.                           236
              10               Weyerhaeuser Co.                                      492
                                                                             -----------
                                                                                   2,864
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               GAS: 0.00%
              10               KeySpan Corp.                                 $       352
              10               Nicor, Inc.                                           340
              20               Sempra Energy                                         473
                                                                             -----------
                                                                                   1,165
                                                                             -----------
                               HAND/MACHINE TOOLS: 0.00%
              10               Black & Decker Corp.                                  429
              10               Stanley Works                                         346
                                                                             -----------
                                                                                     775
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.02%
              30               Becton Dickinson & Co.                                921
              30         @     Boston Scientific Corp.                             1,276
              30         @     Guidant Corp.                                         925
             215               Johnson & Johnson                                  11,548
              20         @     St. Jude Medical, Inc.                                794
              20               Stryker Corp.                                       1,342
              10         @     Zimmer Holdings, Inc.                                 415
                                                                             -----------
                                                                                  17,221
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.01%
              10         @     Anthem, Inc.                                          629
              40               HCA, Inc.                                           1,660
              20               Health Management Associates, Inc.                    358
              30         @     Healthsouth Corp.                                     126
              10         @     Humana, Inc.                                          100
              10         @     Manor Care, Inc.                                      186
              10         @     Quest Diagnostics                                     569
              35         @     Tenet Healthcare Corp.                                574
              30               UnitedHealth Group, Inc.                            2,505
              10         @     WellPoint Health Networks                             712
                                                                             -----------
                                                                                   7,419
                                                                             -----------
                               HOME BUILDERS: 0.00%
              10               KB Home                                               429
                                                                             -----------
                                                                                     429
                                                                             -----------
                               HOME FURNISHINGS: 0.00%
              20               Leggett & Platt, Inc.                                 449
              10               Maytag Corp.                                          285
                                                                             -----------
                                                                                     734
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.00%
              10               Avery Dennison Corp.                                  611
              20               Clorox Co.                                            825
              10               Fortune Brands, Inc.                                  465
                                                                             -----------
                                                                                   1,901
                                                                             -----------
                               HOUSEWARES: 0.00%
              20               Newell Rubbermaid, Inc.                               607
                                                                             -----------
                                                                                     607
                                                                             -----------
                               INSURANCE: 0.03%
              20         @@    ACE Ltd.                                              587
              40               Aflac, Inc.                                         1,205
              50               Allstate Corp.                                      1,849
              10               AMBAC Financial Group, Inc.                           562
              80               American Intl. Group                                4,628
              20               AON Corp.                                             378
              10               Chubb Corp.                                           522
              10               Cigna Corp.                                           411
              10               Cincinnati Financial Corp.                            375
              20               Hartford Financial Services Group, Inc.               909
              10               Jefferson-Pilot Corp.                                 381

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              20               John Hancock Financial Services, Inc.         $       558
              10               Lincoln National Corp.                                316
              10               Loews Corp.                                           445
              40               Marsh & McLennan Cos., Inc.                         1,848
              15               MBIA, Inc.                                            658
              50               Metlife, Inc.                                       1,352
              10               MGIC Investment Corp.                                 413
              30               Principal Financial Group                             904
              20               Progressive Corp.                                     993
              40               Prudential Financial, Inc.                          1,270
              10               Safeco Corp.                                          347
              10               St. Paul Cos.                                         341
              10               Torchmark Corp.                                       365
             102         @     Travelers Property Casualty Corp.                   1,494
              20               UnumProvident Corp.                                   351
              10         @@    XL Capital Ltd.                                       772
                                                                             -----------
                                                                                  24,234
                                                                             -----------
                               INTERNET: 0.00%
              10         @     eBay, Inc.                                            678
              40         @     Yahoo, Inc.                                           654
                                                                             -----------
                                                                                   1,332
                                                                             -----------
                               IRON/STEEL: 0.00%
              10               Allegheny Technologies, Inc.                           62
              10               Nucor Corp.                                           413
              10               United States Steel Corp.                             131
                                                                             -----------
                                                                                     606
                                                                             -----------
                               LEISURE TIME: 0.00%
              10               Brunswick Corp.                                       199
              20               Carnival Corp.                                        499
              10               Harley-Davidson, Inc.                                 462
              10         @     Sabre Holdings Corp.                                  181
                                                                             -----------
                                                                                   1,341
                                                                             -----------
                               LODGING: 0.00%
              10         @     Harrah's Entertainment, Inc.                          396
              30               Hilton Hotels Corp.                                   381
              20               Starwood Hotels & Resorts Worldwide, Inc.             475
                                                                             -----------
                                                                                   1,252
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.00%
              20               Deere & Co.                                           917
              20               Dover Corp.                                           583
              10               Rockwell Automation, Inc.                             207
                                                                             -----------
                                                                                   1,707
                                                                             -----------
                               MEDIA: 0.02%
             130         @     AOL Time Warner, Inc.                               1,703
              50         @     Clear Channel Communications, Inc.                  1,864
              63         @     Comcast Corp.                                       1,485
              20               Gannett Co., Inc.                                   1,436
              10               McGraw-Hill Cos., Inc.                                604
              20               Tribune Co.                                           909
             130         @     Viacom, Inc.                                        5,299
             150               Walt Disney Co.                                     2,446
                                                                             -----------
                                                                                  15,746
                                                                             -----------
                               METAL FABRICATE/HARDWARE: 0.00%
              10               Worthington Industries                                152
                                                                             -----------
                                                                                     152
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               MINING: 0.00%
              10         @     Freeport-McMoRan Copper & Gold, Inc.          $       168
              30               Newmont Mining Corp.                                  871
                                                                             -----------
                                                                                   1,039
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.04%
              30               3M Co.                                              3,699
              10               Cooper Industries Ltd.                                364
              10               Danaher Corp.                                         657
              30               Eastman Kodak Co.                                   1,051
              10               Eaton Corp.                                           781
             720               General Electric Co.                               17,532
              60               Honeywell Intl., Inc.                               1,440
              20               Illinois Tool Works, Inc.                           1,297
              10         @@    Ingersoll-Rand Co.                                    431
              10               ITT Industries, Inc.                                  607
              10               Textron, Inc.                                         430
              60         @@    Tyco Intl. Ltd.                                     1,025
                                                                             -----------
                                                                                  29,314
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.00%
              20               Pitney Bowes, Inc.                                    653
              50         @     Xerox Corp.                                           403
                                                                             -----------
                                                                                   1,056
                                                                             -----------
                               OIL & GAS: 0.04%
              10               Amerada Hess Corp.                                    550
              20               Anadarko Petroleum Corp.                              958
              10               Apache Corp.                                          570
              20               Burlington Resources, Inc.                            853
              30               ChevronTexaco Corp.                                 1,994
              52               ConocoPhillips                                      2,516
              10               Devon Energy Corp.                                    459
             490               Exxon Mobil Corp.                                  17,121
              20               Marathon Oil Corp.                                    426
              10        @,@@   Nabors Industries Ltd.                                353
              10         @     Noble Corp.                                           351
              30               Occidental Petroleum Corp.                            854
              10               Rowan Cos, Inc.                                       227
              30               Transocean, Inc.                                      696
              20               Unocal Corp.                                          612
                                                                             -----------
                                                                                  28,540
                                                                             -----------
                               OIL & GAS SERVICES: 0.00%
              10               Baker Hughes, Inc.                                    322
              30               Halliburton Co.                                       561
                                                                             -----------
                                                                                     883
                                                                             -----------
                               PACKAGING & CONTAINERS: 0.00%
              10               Ball Corp.                                            512
              10         @     Pactiv Corp.                                          219
                                                                             -----------
                                                                                     731
                                                                             -----------
                               PHARMACEUTICALS: 0.05%
              10               AmerisourceBergen Corp.                               543
              30               Cardinal Health, Inc.                               1,776
              20         @     Forest Laboratories, Inc.                           1,964
              20         @     King Pharmaceuticals, Inc.                            344
             170               Merck & Co., Inc.                                   9,624
             450               Pfizer, Inc.                                       13,757
             100               Pharmacia Corp.                                     4,180
             110               Schering-Plough Corp.                               2,442
              10         @     Watson Pharmaceuticals, Inc.                          283
             100               Wyeth                                               3,740
                                                                             -----------
                                                                                  38,653
                                                                             -----------

----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               PIPELINES: 0.00%
              10               Kinder Morgan, Inc.                           $       423
                                                                             -----------
                                                                                     423
                                                                             -----------
                               REITS: 0.00%
              30               Equity Office Properties Trust                        749
              10               Simon Property Group, Inc.                            341
                                                                             -----------
                                                                                   1,090
                                                                             -----------
                               RETAIL: 0.05%
              10         @     Autozone, Inc.                                        706
              20         @     Bed Bath & Beyond, Inc.                               691
              25         @     Best Buy Co., Inc.                                    604
              10               Big Lots, Inc.                                        132
              30         @     CVS Corp.                                             749
              10               Darden Restaurants, Inc.                              204
              10               Dillard's, Inc.                                       159
              30               Dollar General Corp.                                  358
              10               Family Dollar Stores                                  312
              20         @     Federated Department Stores                           575
             110               Gap, Inc. (The)                                     1,707
             170               Home Depot, Inc.                                    4,073
              30               JC Penney Co., Inc.                                   690
              30         @     Kohl's Corp.                                        1,679
              80               Lowe's Cos., Inc.                                   3,000
              50               Ltd. Brands                                           697
              20               May Department Stores Co.                             460
              90               McDonald's Corp.                                    1,447
              10               Nordstrom, Inc.                                       190
              30         @     Office Depot, Inc.                                    443
              20               RadioShack Corp.                                      375
              60         @     Staples, Inc.                                       1,098
              30         @     Starbucks Corp.                                       611
              70               Target Corp.                                        2,100
              10               Tiffany & Co.                                         239
              40               TJX Cos, Inc.                                         781
              20         @     Toys R US, Inc.                                       200
              70               Walgreen Co.                                        2,043
             130               Wal-Mart Stores, Inc.                               6,566
              10               Wendy's Intl., Inc.                                   271
              20         @     Yum! Brands, Inc.                                     484
                                                                             -----------
                                                                                  33,644
                                                                             -----------
                               SAVINGS & LOANS: 0.01%
              20               Golden West Financial Corp.                         1,436
              90               Washington Mutual, Inc.                             3,108
                                                                             -----------
                                                                                   4,544
                                                                             -----------
                               SEMICONDUCTORS: 0.02%
              30         @     Advanced Micro Devices, Inc.                          194
              30         @     Altera Corp.                                          370
              10         @     Analog Devices, Inc.                                  239
             120         @     Applied Materials, Inc.                             1,564
             480               Intel Corp.                                         7,474
              10         @     Kla-Tencor Corp.                                      354
              30               Linear Technology Corp.                               772
              30         @     LSI Logic Corp.                                       173
              20               Maxim Integrated Products                             661
              20         @     Micron Technology, Inc.                               195
              10         @     National Semiconductor Corp.                          150
              10         @     Novellus Systems, Inc.                                281
              10         @     Nvidia Corp.                                          115

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
              10         @     PMC -- Sierra, Inc.                           $        56
              10         @     QLogic Corp.                                          345
              10         @     Teradyne, Inc.                                        130
             130               Texas Instruments, Inc.                             1,951
              30         @     Xilinx, Inc.                                          618
                                                                             -----------
                                                                                  15,642
                                                                             -----------
                               SOFTWARE: 0.05%
              20               Adobe Systems, Inc.                                   496
              10               Autodesk, Inc.                                        143
              50               Automatic Data Processing                           1,962
              30         @     BMC Software, Inc.                                    513
              20         @     Citrix Systems, Inc.                                  246
              40               Computer Associates Intl., Inc.                       540
              40         @     Compuware Corp.                                       192
              10         @     Electronic Arts, Inc.                                 498
              60               First Data Corp.                                    2,125
              20         @     Fiserv, Inc.                                          679
              10               IMS Health, Inc.                                      160
              20         @     Intuit, Inc.                                          938
              10         @     Mercury Interactive Corp.                             297
             390         @     Microsoft Corp.                                    20,163
             440         @     Oracle Corp.                                        4,752
              20         @     Peoplesoft, Inc.                                      366
              20         @     Rational Software Corp.                               208
              60         @     Siebel Systems, Inc.                                  449
                                                                             -----------
                                                                                  34,727
                                                                             -----------
                               TELECOMMUNICATIONS: 0.05%
              20               Alltel Corp.                                        1,020
              58               AT&T Corp.                                          1,514
             130               BellSouth Corp.                                     3,363
              10               CenturyTel, Inc.                                      294
              40         @     CIENA Corp.                                           206
             520         @     Cisco Systems, Inc.                                 6,812
              20         @     Citizens Communications Co.                           211
              10         @     Comverse Technology, Inc.                             100
             180               Motorola, Inc.                                      1,557
              70         @     Nextel Communications, Inc.                           809
              20         @     Qualcomm, Inc.                                        728
             240               SBC Communications, Inc.                            6,506
              10               Scientific-Atlanta, Inc.                              119
              90               Sprint Corp.-FON Group                              1,303
              40         @     Tellabs, Inc.                                         291
             200               Verizon Communications, Inc.                        7,750
                                                                             -----------
                                                                                  32,583
                                                                             -----------
                               TEXTILES: 0.00%
              10               Cintas Corp.                                          457
                                                                             -----------
                                                                                     457
                                                                             -----------
                               TOBACCO: 0.00%
              60               Philip Morris Cos., Inc.                            2,432
                                                                             -----------
                                                                                   2,432
                                                                             -----------

----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               TOYS/GAMES/HOBBIES: 0.00%
              10               Hasbro, Inc.                                  $       115
              50               Mattel, Inc.                                          958
                                                                             -----------
                                                                                   1,073
                                                                             -----------
                               TRANSPORTATION: 0.01%
              30               Burlington Northern Santa Fe Corp.                    780
              20               FedEx Corp.                                         1,084
              30               Norfolk Southern Corp.                                600
              20               Union Pacific Corp.                                 1,197
              80               United Parcel Service, Inc.                         5,046
                                                                             -----------
                                                                                   8,707
                                                                             -----------
                               Total Common Stock
                                 (Cost $539,035)                                 529,729
                                                                             -----------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 38.02%
                        SOVEREIGN: 38.02%
     $ 6,799,000        FICO Strip,
                          Zero Coupon, due 09/26/05                            6,367,590
       7,468,000        Israel Trust,
                          Zero Coupon, due 05/15/05                            7,070,336
      15,000,000        Israel Trust,
                          Zero Coupon, due 11/15/05                           14,034,435
                                                                             -----------
                                                                              27,472,361
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $25,604,929)                                  27,472,361
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.90%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.37%
       5,000,000        Zero Coupon, due 03/14/06                              4,601,180
                                                                             -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 19.65%
      15,000,000        Zero Coupon, due 06/14/05                             14,202,450
                                                                             -----------
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 13.88%
       9,913,969        3.319%, due 02/16/19                                  10,030,087
                                                                             -----------
                        Total U.S. Government Agency Obligations
                          (Cost $27,284,628)                                  28,833,717
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 21.09%
                        U.S. TREASURY STRIP: 21.09%
      16,027,000        Zero Coupon, due 08/15/05                             15,243,728
                                                                             -----------
                        Total U.S. Treasury Obligations
                          (Cost $14,670,178)                                  15,243,728
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $68,098,770)                                  72,079,535
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES J

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.33%
     $   240,000        State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $240,016 to be received upon
                        repurchase (collateralized by $245,000 FNMA, 3.060%
                        Market Value $248,507 due 01/28/04)                  $   240,000
                                                                             -----------
                        Total Short-Term Investment
                          (Cost $240,000)                                        240,000
                                                                             -----------

                        TOTAL INVESTMENTS IN SECURITIES
                         (COST $68,338,770)*                    100.07%  $ 72,319,535
                        OTHER ASSETS AND LIABILITIES-NET         -0.07%       (53,342)
                                                                -------  ------------
                        NET ASSETS                              100.00%  $ 72,266,193
                                                                =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is $68,708,215. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                $3,639,465
                        Gross Unrealized Depreciation                                   (28,145)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $3,611,320
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
COMMON STOCK: 0.64%
                               ADVERTISING: 0.00%
              30               Interpublic Group Cos., Inc.                  $       422
                                                                             -----------
                                                                                     422
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.01%
              60               Boeing Co.                                          1,979
              20               General Dynamics Corp.                              1,587
              10               Goodrich Corp.                                        183
              40               Lockheed Martin Corp.                               2,310
              15               Northrop Grumman Corp.                              1,490
              10               Raytheon Co.                                          308
              20               Rockwell Collins, Inc.                                465
              50               United Technologies Corp.                           3,097
                                                                             -----------
                                                                                  11,419
                                                                             -----------
                               AGRICULTURE: 0.00%
              10               Monsanto Co.                                          193
              10               UST, Inc.                                             334
                                                                             -----------
                                                                                     527
                                                                             -----------
                               AIRLINES: 0.00%
              10         @     AMR Corp.                                              66
                                                                             -----------
                                                                                      66
                                                                             -----------
                               APPAREL: 0.00%
              10         @     Jones Apparel Group, Inc.                             354
              10               Liz Claiborne, Inc.                                   297
              20               Nike, Inc.                                            889
              10         @     Reebok Intl. Ltd.                                     294
              10               VF Corp.                                              361
                                                                             -----------
                                                                                   2,195
                                                                             -----------
                               AUTO MANUFACTURERS: 0.01%
             230               Ford Motor Co.                                      2,139
              40               General Motors Corp.                                1,474
              10               Paccar, Inc.                                          461
                                                                             -----------
                                                                                   4,074
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.00%
              10               Cooper Tire & Rubber Co.                              153
              10               Dana Corp.                                            118
              50               Delphi Corp.                                          402
              10               Goodyear Tire & Rubber Co.                             68
              10               Johnson Controls, Inc.                                802
              10               Visteon Corp.                                          70
                                                                             -----------
                                                                                   1,613
                                                                             -----------
                               BANKS: 0.05%
              30               AmSouth Bancorp                                       576
             150               Bank of America Corp.                              10,435
              90               Bank One Corp.                                      3,289
              20               BB&T Corp.                                            740
              15               Charter One Financial, Inc.                           431
              20               Comerica, Inc.                                        865
              10               First Tennessee National Corp.                        359
              80               FleetBoston Financial Corp.                         1,944
              20               Huntington Bancshares, Inc.                           374
              30               Keycorp                                               754
              20               Marshall & Ilsley Corp.                               548
              10               Mellon Financial Corp.                                261
              50               National City Corp.                                 1,366
              10               North Fork Bancorporation, Inc.                       337
              20               PNC Financial Services Group, Inc.                    838
              20               Regions Financial Corp.                               667

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              30               SouthTrust Corp.                              $       746
              20               State Street Corp.                                    780
              20               SunTrust Banks, Inc.                                1,138
              20               Synovus Financial Corp.                               388
              20               Union Planters Corp.                                  563
             146               US Bancorp                                          3,098
             100               Wachovia Corp.                                      3,644
             120               Wells Fargo & Co.                                   5,624
              10               Zions Bancorporation                                  393
                                                                             -----------
                                                                                  40,158
                                                                             -----------
                               BEVERAGES: 0.02%
              60               Anheuser-Busch Cos., Inc.                           2,904
             170               Coca-Cola Co.                                       7,449
              30               Coca-Cola Enterprises, Inc.                           652
              20               Pepsi Bottling Group, Inc.                            514
             120               PepsiCo, Inc.                                       5,066
                                                                             -----------
                                                                                  16,585
                                                                             -----------
                               BIOTECHNOLOGY: 0.01%
              98         @     Amgen, Inc.                                         4,737
              10         @     Biogen, Inc.                                          401
              20         @     Chiron Corp.                                          752
                                                                             -----------
                                                                                   5,890
                                                                             -----------
                               BUILDING MATERIALS: 0.00%
              40               Masco Corp.                                           842
                                                                             -----------
                                                                                     842
                                                                             -----------
                               CHEMICALS: 0.01%
              20               Air Products & Chemicals, Inc.                        855
              80               Du Pont EI de Nemours & Co.                         3,392
              10               Eastman Chemical Co.                                  368
              10               Ecolab, Inc.                                          495
              10               Engelhard Corp.                                       223
              10               Hercules, Inc.                                         88
              10               International Flavors & Fragrances, Inc.              351
              10               PPG Industries, Inc.                                  502
              10               Praxair, Inc.                                         578
              20               Rohm & Haas Co.                                       650
              10               Sherwin-Williams Co.                                  283
              10               Sigma-Aldrich Corp.                                   487
                                                                             -----------
                                                                                   8,272
                                                                             -----------
                               COMMERCIAL SERVICES: 0.01%
              10         @     Apollo Group, Inc.                                    440
              40         @     Concord EFS, Inc.                                     630
              10         @     Convergys Corp.                                       151
              10               Equifax, Inc.                                         231
              20               H&R Block, Inc.                                       804
              20               McKesson Corp.                                        541
              10               Moody's Corp.                                         413
              10               Paychex, Inc.                                         279
              10         @     Quintiles Transnational Corp.                         121
              10         @     Robert Half Intl., Inc.                               161
                                                                             -----------
                                                                                   3,771
                                                                             -----------
                               COMPUTERS: 0.03%
              20         @     Apple Computer, Inc.                                  287
              10         @     Computer Sciences Corp.                               344
             260         @     Dell Computer Corp.                                 6,952
             210         @     EMC Corp.-Mass.                                     1,289
             304               Hewlett-Packard Co.                                 5,277
              50               International Business Machines Corp.               3,875
              10         @     Lexmark Intl., Inc.                                   605
             260         @     Sun Microsystems, Inc.                                809

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
              20         @     Sungard Data Systems, Inc.                    $       471
              10         @     Unisys Corp.                                           99
              30         @     Veritas Software Corp.                                469
                                                                             -----------
                                                                                  20,477
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.03%
              10               Avon Products, Inc.                                   539
              40               Colgate-Palmolive Co.                               2,097
             100               Gillette Co.                                        3,036
              40               Kimberly-Clark Corp.                                1,899
             150               Procter & Gamble Co.                               12,891
                                                                             -----------
                                                                                  20,462
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
              10               WW Grainger, Inc.                                     516
                                                                             -----------
                                                                                     516
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.06%
             100               American Express Co.                                3,535
              10               Bear Stearns Cos., Inc.                               594
              20               Capital One Financial Corp.                           594
              40               Charles Schwab Corp.                                  434
             370               Citigroup, Inc.                                    13,020
              10               Countrywide Financial Corp.                           516
             100               Fannie Mae                                          6,433
              20               Franklin Resources, Inc.                              682
              90               Freddie Mac                                         5,314
              10               Goldman Sachs Group, Inc.                             681
              30               Household Intl., Inc.                                 834
             150               JP Morgan Chase & Co.                               3,600
              20               Lehman Brothers Holdings, Inc.                      1,066
             125               MBNA Corp.                                          2,378
              60               Merrill Lynch & Co., Inc.                           2,277
              80               Morgan Stanley                                      3,194
              30         @     Providian Financial Corp.                             195
              10               SLM Corp.                                           1,039
                                                                             -----------
                                                                                  46,386
                                                                             -----------
                               ELECTRIC: 0.02%
              10               Allegheny Energy, Inc.                                 76
              10               Ameren Corp.                                          416
              30               American Electric Power Co., Inc.                     820
              30               Centerpoint Energy, Inc.                              255
              10               Cinergy Corp.                                         337
              20               CMS Energy Corp.                                      189
              20               Consolidated Edison, Inc.                             856
              10               Constellation Energy Group, Inc.                      278
              20               Dominion Resources, Inc.                            1,098
              20               DTE Energy Co.                                        928
              60               Duke Energy Corp.                                   1,172
              40         @     Edison Intl.                                          474
              20               Entergy Corp.                                         912
              30               Exelon Corp.                                        1,583
              20               FirstEnergy Corp.                                     659
              10               FPL Group, Inc.                                       601
              20               NiSource, Inc.                                        400
              50         @     PG&E Corp.                                            695
              10               Pinnacle West Capital Corp.                           341
              10               PPL Corp.                                             347
              20               Progress Energy, Inc.                                 867
              20               Public Service Enterprise Group, Inc.                 642
              50               Southern Co.                                        1,420

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              10               TECO Energy, Inc.                             $       155
              20               TXU Corp.                                             374
              10               Xcel Energy, Inc.                                     110
                                                                             -----------
                                                                                  16,005
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.00%
              20         @     American Power Conversion                             303
              30               Emerson Electric Co.                                1,525
              10               Molex, Inc.                                           230
              10         @     Power-One, Inc.                                        57
                                                                             -----------
                                                                                   2,115
                                                                             -----------
                               ELECTRONICS: 0.00%
              40         @     Agilent Technologies, Inc.                            718
              20               Applera Corp. -- Applied Biosystems Group             351
              20         @     Jabil Circuit, Inc.                                   358
              10               Parker Hannifin Corp.                                 461
              60         @     Sanmina-SCI Corp.                                     269
              10               Symbol Technologies, Inc.                              82
              10         @     Tektronix, Inc.                                       182
              10         @     Thermo Electron Corp.                                 201
              10         @     Waters Corp.                                          218
                                                                             -----------
                                                                                   2,840
                                                                             -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
              10               Fluor Corp.                                           280
                                                                             -----------
                                                                                     280
                                                                             -----------
                               ENTERTAINMENT: 0.00%
              10         @     International Game Technology                         759
                                                                             -----------
                                                                                     759
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.00%
              20         @     Allied Waste Industries, Inc.                         200
              50               Waste Management, Inc.                              1,146
                                                                             -----------
                                                                                   1,346
                                                                             -----------
                               FOOD: 0.01%
              30               Albertson's, Inc.                                     668
              47               Archer-Daniels-Midland Co.                            583
              30               Campbell Soup Co.                                     704
              40               ConAgra Foods, Inc.                                 1,003
              10               General Mills, Inc.                                   469
              10               Hershey Foods Corp.                                   674
              30               HJ Heinz Co.                                          986
              30               Kellogg Co.                                         1,028
              60         @     Kroger Co.                                            927
              60               Sara Lee Corp.                                      1,351
              10               Supervalu, Inc.                                       165
              10               Winn-Dixie Stores, Inc.                               153
                                                                             -----------
                                                                                   8,711
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.00%
              10               Georgia-Pacific Corp.                                 162
              40               International Paper Co.                             1,399
              10         @     Louisiana-Pacific Corp.                                81
              10               MeadWestvaco Corp.                                    247
              10               Plum Creek Timber Co., Inc.                           236
              10               Weyerhaeuser Co.                                      492
                                                                             -----------
                                                                                   2,617
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               GAS: 0.00%
              10               KeySpan Corp.                                 $       352
              10               Nicor, Inc.                                           340
              20               Sempra Energy                                         473
                                                                             -----------
                                                                                   1,165
                                                                             -----------
                               HAND/MACHINE TOOLS: 0.00%
              10               Black & Decker Corp.                                  429
              10               Stanley Works                                         346
                                                                             -----------
                                                                                     775
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.02%
              30               Becton Dickinson & Co.                                921
              30         @     Boston Scientific Corp.                             1,276
              30         @     Guidant Corp.                                         926
             222               Johnson & Johnson                                  11,924
              20         @     St. Jude Medical, Inc.                                794
              20               Stryker Corp.                                       1,342
              10         @     Zimmer Holdings, Inc.                                 415
                                                                             -----------
                                                                                  17,598
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.01%
              20         A     Aetna, Inc.                                           822
              20         @     Anthem, Inc.                                        1,258
              40               HCA, Inc.                                           1,660
              20               Health Management Associates, Inc.                    358
              30         @     Healthsouth Corp.                                     126
              10         @     Humana, Inc.                                          100
              10         @     Manor Care, Inc.                                      186
              10         @     Quest Diagnostics                                     569
              40         @     Tenet Healthcare Corp.                                656
              30               UnitedHealth Group, Inc.                            2,505
              10         @     WellPoint Health Networks                             712
                                                                             -----------
                                                                                   8,952
                                                                             -----------
                               HOME BUILDERS: 0.00%
              10               KB Home                                               429
                                                                             -----------
                                                                                     429
                                                                             -----------
                               HOME FURNISHINGS: 0.00%
              20               Leggett & Platt, Inc.                                 449
              10               Maytag Corp.                                          285
                                                                             -----------
                                                                                     734
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.00%
              10               Avery Dennison Corp.                                  611
              20               Clorox Co.                                            825
              10               Fortune Brands, Inc.                                  465
                                                                             -----------
                                                                                   1,901
                                                                             -----------
                               HOUSEWARES: 0.00%
              20               Newell Rubbermaid, Inc.                               607
                                                                             -----------
                                                                                     607
                                                                             -----------
                               INSURANCE: 0.03%
              20         @@    ACE Ltd.                                              587
              40               Aflac, Inc.                                         1,205
              50               Allstate Corp.                                      1,849
              10               AMBAC Financial Group, Inc.                           562
              80               American Intl. Group                                4,628
              20               AON Corp.                                             378
              10               Chubb Corp.                                           522
              10               Cigna Corp.                                           411
              10               Cincinnati Financial Corp.                            375
              20               Hartford Financial Services Group, Inc.               909
              10               Jefferson-Pilot Corp.                                 381

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              20               John Hancock Financial Services, Inc.         $       558
              10               Lincoln National Corp.                                316
              10               Loews Corp.                                           445
              40               Marsh & McLennan Cos., Inc.                         1,848
              15               MBIA, Inc.                                            658
              50               Metlife, Inc.                                       1,352
              10               MGIC Investment Corp.                                 413
              30               Principal Financial Group                             904
              20               Progressive Corp.                                     993
              40               Prudential Financial, Inc.                          1,270
              10               Safeco Corp.                                          347
              10               St. Paul Cos.                                         341
              10               Torchmark Corp.                                       365
              98         @     Travelers Property Casualty Corp.                   1,436
              20               UnumProvident Corp.                                   351
              10         @@    XL Capital Ltd.                                       772
                                                                             -----------
                                                                                  24,176
                                                                             -----------
                               INTERNET: 0.00%
              10         @     eBay, Inc.                                            678
              40         @     Yahoo, Inc.                                           654
                                                                             -----------
                                                                                   1,332
                                                                             -----------
                               IRON/STEEL: 0.00%
              10               Allegheny Technologies, Inc.                           62
              10               Nucor Corp.                                           413
              10               United States Steel Corp.                             131
                                                                             -----------
                                                                                     606
                                                                             -----------
                               LEISURE TIME: 0.00%
              10               Brunswick Corp.                                       199
              20               Carnival Corp.                                        499
              10               Harley-Davidson, Inc.                                 462
              10         @     Sabre Holdings Corp.                                  181
                                                                             -----------
                                                                                   1,341
                                                                             -----------
                               LODGING: 0.00%
              10         @     Harrah's Entertainment, Inc.                          396
              30               Hilton Hotels Corp.                                   381
              20               Starwood Hotels & Resorts Worldwide, Inc.             475
                                                                             -----------
                                                                                   1,252
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.00%
              20               Deere & Co.                                           917
              20               Dover Corp.                                           583
              10               Rockwell Automation, Inc.                             207
                                                                             -----------
                                                                                   1,707
                                                                             -----------
                               MEDIA: 0.02%
             130         @     AOL Time Warner, Inc.                               1,703
              50         @     Clear Channel Communications, Inc.                  1,864
              67         @     Comcast Corp.                                       1,579
              20               Gannett Co., Inc.                                   1,436
              10               Knight-Ridder, Inc.                                   633
              20               McGraw-Hill Cos., Inc.                              1,209
              10               Meredith Corp.                                        411
              20               Tribune Co.                                           909
             130         @     Viacom, Inc.                                        5,299
             150               Walt Disney Co.                                     2,446
                                                                             -----------
                                                                                  17,489
                                                                             -----------
                               METAL FABRICATE/HARDWARE: 0.00%
              10               Worthington Industries                                152
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               MINING: 0.00%
              10         @     Freeport-McMoRan Copper & Gold, Inc.          $       168
              30               Newmont Mining Corp.                                  871
                                                                             -----------
                                                                                   1,039
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.04%
              30               3M Co.                                              3,699
              10               Cooper Industries Ltd.                                364
              10               Danaher Corp.                                         657
              30               Eastman Kodak Co.                                   1,051
              10               Eaton Corp.                                           781
             720               General Electric Co.                               17,532
              60               Honeywell Intl., Inc.                               1,440
              20               Illinois Tool Works, Inc.                           1,297
              10         @@    Ingersoll-Rand Co.                                    431
              10               ITT Industries, Inc.                                  607
              10               Textron, Inc.                                         430
              60         @@    Tyco Intl. Ltd.                                     1,025
                                                                             -----------
                                                                                  29,314
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.00%
              20               Pitney Bowes, Inc.                                    653
              50         @     Xerox Corp.                                           403
                                                                             -----------
                                                                                   1,056
                                                                             -----------
                               OIL & GAS: 0.03%
              10               Amerada Hess Corp.                                    550
              20               Anadarko Petroleum Corp.                              958
              10               Apache Corp.                                          570
              20               Burlington Resources, Inc.                            853
              30               ChevronTexaco Corp.                                 1,994
              49               ConocoPhillips                                      2,371
              10               Devon Energy Corp.                                    459
             490               Exxon Mobil Corp.                                  17,121
              20               Marathon Oil Corp.                                    426
              10        @,@@   Nabors Industries Ltd.                                353
              10         @     Noble Corp.                                           351
              30               Occidental Petroleum Corp.                            854
              10               Rowan Cos, Inc.                                       227
              30               Transocean, Inc.                                      696
              20               Unocal Corp.                                          612
                                                                             -----------
                                                                                  28,395
                                                                             -----------
                               OIL & GAS SERVICES: 0.00%
              10               Baker Hughes, Inc.                                    322
              30               Halliburton Co.                                       561
                                                                             -----------
                                                                                     883
                                                                             -----------
                               PACKAGING & CONTAINERS: 0.00%
              10               Ball Corp.                                            512
              10         @     Pactiv Corp.                                          219
                                                                             -----------
                                                                                     731
                                                                             -----------
                               PHARMACEUTICALS: 0.05%
              10               AmerisourceBergen Corp.                               543
              30               Cardinal Health, Inc.                               1,776
              20         @     Forest Laboratories, Inc.                           1,964
              23         @     King Pharmaceuticals, Inc.                            395
             170               Merck & Co., Inc.                                   9,624
             450               Pfizer, Inc.                                       13,757
             100               Pharmacia Corp.                                     4,180
             110               Schering-Plough Corp.                               2,442
              10         @     Watson Pharmaceuticals, Inc.                          283
             100               Wyeth                                               3,740
                                                                             -----------
                                                                                  38,704
                                                                             -----------

----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               PIPELINES: 0.00%
              10               Kinder Morgan, Inc.                           $       423
                                                                             -----------
                                                                                     423
                                                                             -----------
                               REITS: 0.00%
              30               Equity Office Properties Trust                        749
              10               Simon Property Group, Inc.                            341
                                                                             -----------
                                                                                   1,090
                                                                             -----------
                               RETAIL: 0.04%
              10         @     Autozone, Inc.                                        706
              20         @     Bed Bath & Beyond, Inc.                               691
              25         @     Best Buy Co., Inc.                                    604
              10         @     Big Lots, Inc.                                        132
              30               CVS Corp.                                             749
              10               Darden Restaurants, Inc.                              204
              10               Dillard's, Inc.                                       159
              30               Dollar General Corp.                                  358
              10               Family Dollar Stores                                  312
              20         @     Federated Department Stores                           575
             110               Gap, Inc. (The)                                     1,707
             170               Home Depot, Inc.                                    4,073
              30               JC Penney Co., Inc.                                   690
              30         @     Kohl's Corp.                                        1,679
              80               Lowe's Cos., Inc.                                   3,000
              50               Ltd. Brands                                           697
              20               May Department Stores Co.                             460
              90               McDonald's Corp.                                    1,447
              10               Nordstrom, Inc.                                       190
              30         @     Office Depot, Inc.                                    443
              20               RadioShack Corp.                                      375
              60         @     Staples, Inc.                                       1,098
              30         @     Starbucks Corp.                                       611
              70               Target Corp.                                        2,100
              10               Tiffany & Co.                                         239
              40               TJX Cos, Inc.                                         781
              20         @     Toys R US, Inc.                                       200
              70               Walgreen Co.                                        2,043
             130               Wal-Mart Stores, Inc.                               6,566
              10               Wendy's Intl., Inc.                                   271
              20         @     Yum! Brands, Inc.                                     484
                                                                             -----------
                                                                                  33,644
                                                                             -----------
                               SAVINGS & LOANS: 0.01%
              20               Golden West Financial Corp.                         1,436
              95               Washington Mutual, Inc.                             3,280
                                                                             -----------
                                                                                   4,716
                                                                             -----------
                               SEMICONDUCTORS: 0.02%
              30         @     Advanced Micro Devices, Inc.                          194
              30         @     Altera Corp.                                          370
              10         @     Analog Devices, Inc.                                  239
             120         @     Applied Materials, Inc.                             1,564
             480               Intel Corp.                                         7,474
              10         @     Kla-Tencor Corp.                                      354
              30               Linear Technology Corp.                               772
              30         @     LSI Logic Corp.                                       173
              20               Maxim Integrated Products                             661
              20         @     Micron Technology, Inc.                               195
              10         @     National Semiconductor Corp.                          150
              10         @     Novellus Systems, Inc.                                281
              10         @     Nvidia Corp.                                          115

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES K

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
              10         @     PMC -- Sierra, Inc.                           $        56
              10         @     QLogic Corp.                                          345
              20         @     Teradyne, Inc.                                        260
             130               Texas Instruments, Inc.                             1,951
              30         @     Xilinx, Inc.                                          618
                                                                             -----------
                                                                                  15,772
                                                                             -----------
                               SOFTWARE: 0.04%
              20               Adobe Systems, Inc.                                   496
              10               Autodesk, Inc.                                        143
              50               Automatic Data Processing                           1,962
              30         @     BMC Software, Inc.                                    513
              20         @     Citrix Systems, Inc.                                  246
              40               Computer Associates Intl., Inc.                       540
              40         @     Compuware Corp.                                       192
              10         @     Electronic Arts, Inc.                                 498
              60               First Data Corp.                                    2,125
              20         @     Fiserv, Inc.                                          679
              10               IMS Health, Inc.                                      160
              20         @     Intuit, Inc.                                          938
              10         @     Mercury Interactive Corp.                             297
             390         @     Microsoft Corp.                                    20,163
             400         @     Oracle Corp.                                        4,320
              20         @     Peoplesoft, Inc.                                      366
              20         @     Rational Software Corp.                               208
              60         @     Siebel Systems, Inc.                                  449
                                                                             -----------
                                                                                  34,295
                                                                             -----------
                               TELECOMMUNICATIONS: 0.04%
              20               Alltel Corp.                                        1,020
              10         @     Andrew Corp.                                          103
              60               AT&T Corp.                                          1,567
             140               BellSouth Corp.                                     3,622
              10               CenturyTel, Inc.                                      294
              40         @     CIENA Corp.                                           206
             530         @     Cisco Systems, Inc.                                 6,943
              20         @     Citizens Communications Co.                           211
              10         @     Comverse Technology, Inc.                             100
             180               Motorola, Inc.                                      1,557
              70         @     Nextel Communications, Inc.                           809
              20         @     Qualcomm, Inc.                                        728
             240               SBC Communications, Inc.                            6,506
              10               Scientific-Atlanta, Inc.                              119
              90               Sprint Corp.-FON Group                              1,303
              40         @     Tellabs, Inc.                                         291
             200               Verizon Communications, Inc.                        7,750
                                                                             -----------
                                                                                  33,129
                                                                             -----------
                               TEXTILES: 0.00%
              10               Cintas Corp.                                          457
                                                                             -----------
                                                                                     457
                                                                             -----------
                               TOBACCO: 0.01%
             120               Philip Morris Cos., Inc.                            4,864
                                                                             -----------
                                                                                   4,864
                                                                             -----------
                               TOYS/GAMES/HOBBIES: 0.00%
              10               Hasbro, Inc.                                          116
              50               Mattel, Inc.                                          958
                                                                             -----------
                                                                                   1,074
                                                                             -----------

----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               TRANSPORTATION: 0.01%
              30               Burlington Northern Santa Fe Corp.            $       780
              20               FedEx Corp.                                         1,084
              30               Norfolk Southern Corp.                                600
              20               Union Pacific Corp.                                 1,197
              80               United Parcel Service, Inc.                         5,046
                                                                             -----------
                                                                                   8,707
                                                                             -----------
                               TRUCKING & LEASING: 0.00%
              10               Ryder System, Inc.                                    224
                                                                             -----------
                                                                                     224
                                                                             -----------
                               Total Common Stock
                                (Cost $548,707)                                  537,081
                                                                             -----------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 26.98%
                        SOVEREIGN: 26.98%
     $10,510,000        FICO Strip,
                          Zero Coupon, due 05/11/05                            9,950,101
      10,000,000        Israel Trust,
                          Zero Coupon, due 11/15/05                            9,356,290
       1,390,000        Israel Trust,
                          Zero Coupon, due 11/15/05                            1,300,524
       2,000,000        Turkey Trust,
                          Zero Coupon, due 11/15/05                            1,871,258
                                                                             -----------
                                                                              22,478,173
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $21,678,380)                                  22,478,173
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.12%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.05%
      10,000,000        Zero Coupon, due 03/14/06                              9,202,360
                                                                             -----------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION --
                         STRIP: 6.75%
       6,050,000        Zero Coupon, due 01/15/06                              5,621,351
                                                                             -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.32%
      20,000,000        Zero Coupon, due 12/13/05                             18,600,040
                                                                             -----------
                        Total U.S. Government Agency Obligations
                          (Cost $31,010,991)                                  33,423,751
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 31.93%
                        U.S. TREASURY STRIP: 31.93%
      28,161,000        Zero Coupon, due 11/15/05                             26,604,035
                                                                             -----------
                        Total U.S. Treasury Obligations
                          (Cost $25,984,196)                                  26,604,035
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $79,222,274)                                  83,043,040
                                                                             -----------
SHORT-TERM INVESTMENT: 0.44%
         363,000        State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $363,024 to be received upon
                        repurchase (collateralized by $365,000 FHLMC,
                        3.550% Market Value $370,379 due 03/26/04)               363,000
                                                                             -----------
                        Total Short-Term Investment
                          (Cost $363,000)                                        363,000
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES K

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


                        TOTAL INVESTMENTS IN SECURITIES             100.11%  $83,406,040
                         (COST $79,585,274)*
                        OTHER ASSETS AND LIABILITIES-NET             -0.11%      (90,719)
                                                                    -------  -----------
                        NET ASSETS                                  100.00%  $83,315,321
                                                                    =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $79,828,530. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                $3,606,757
                        Gross Unrealized Depreciation                                   (29,247)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $3,577,510
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 3.64%
                               ADVERTISING: 0.00%
                  170          Interpublic Group Cos., Inc.                $     2,394
                                                                           -----------
                                                                                 2,394
                                                                           -----------
                               AEROSPACE/DEFENSE: 0.07%
                  340          Boeing Co.                                       11,217
                   80          General Dynamics Corp.                            6,350
                   30          Goodrich Corp.                                      550
                  180          Lockheed Martin Corp.                            10,395
                   73          Northrop Grumman Corp.                            7,067
                   60          Raytheon Co.                                      1,845
                  110          Rockwell Collins, Inc.                            2,559
                  240          United Technologies Corp.                        14,866
                                                                           -----------
                                                                                54,849
                                                                           -----------
                               AGRICULTURE: 0.00%
                   40          Monsanto Co.                                        770
                   70          UST, Inc.                                         2,340
                                                                           -----------
                                                                                 3,110
                                                                           -----------
                               APPAREL: 0.01%
                   70    @     Jones Apparel Group, Inc.                         2,481
                   60          Liz Claiborne, Inc.                               1,779
                  100          Nike, Inc.                                        4,447
                   30    @     Reebok Intl. Ltd.                                   882
                   60          VF Corp.                                          2,163
                                                                           -----------
                                                                                11,752
                                                                           -----------
                               AUTO MANUFACTURERS: 0.03%
                1,200          Ford Motor Co.                                   11,160
                  220          General Motors Corp.                              8,109
                   50          Paccar, Inc.                                      2,307
                                                                           -----------
                                                                                21,576
                                                                           -----------
                               AUTO PARTS & EQUIPMENT: 0.01%
                   30          Cooper Tire & Rubber Co.                            460
                   50          Dana Corp.                                          588
                  210          Delphi Corp.                                      1,690
                   70          Goodyear Tire & Rubber Co.                          477
                   40          Johnson Controls, Inc.                            3,207
                   40          Visteon Corp.                                       278
                                                                           -----------
                                                                                 6,700
                                                                           -----------
                               BANKS: 0.27%
                  140          AmSouth Bancorp                                   2,688
                  770          Bank of America Corp.                            53,569
                  440          Bank One Corp.                                   16,082
                   70          BB&T Corp.                                        2,589
                   94          Charter One Financial, Inc.                       2,701
                  100          Comerica, Inc.                                    4,324
                   50          First Tennessee National Corp.                    1,797
                  410          FleetBoston Financial Corp.                       9,963
                  140          Huntington Bancshares, Inc.                       2,619
                  160          Keycorp                                           4,022
                   80          Marshall & Ilsley Corp.                           2,190
                   70          Mellon Financial Corp.                            1,828
                  230          National City Corp.                               6,284
                   70          North Fork Bancorporation, Inc.                   2,362
                  110          PNC Financial Services Group, Inc.                4,609
                  120          Regions Financial Corp.                           4,003
                  130          SouthTrust Corp.                                  3,231
                  130          State Street Corp.                                5,070
                  110          SunTrust Banks, Inc.                              6,261
                  110          Synovus Financial Corp.                           2,134
                  120          Union Planters Corp.                              3,377

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  760          US Bancorp                                  $    16,127
                  520          Wachovia Corp.                                   18,949
                  650          Wells Fargo & Co.                                30,466
                   30          Zions Bancorporation                              1,180
                                                                           -----------
                                                                               208,425
                                                                           -----------
                               BEVERAGES: 0.12%
                  320          Anheuser-Busch Cos., Inc.                        15,488
                   30          Brown-Forman Corp.                                1,961
                  900          Coca-Cola Co.                                    39,438
                  190          Coca-Cola Enterprises, Inc.                       4,127
                   20          Coors (Adolph)                                    1,225
                  120          Pepsi Bottling Group, Inc.                        3,084
                  620          PepsiCo, Inc.                                    26,176
                                                                           -----------
                                                                                91,499
                                                                           -----------
                               BIOTECHNOLOGY: 0.04%
                  492    @     Amgen, Inc.                                      23,783
                   50    @     Biogen, Inc.                                      2,003
                   70    @     Chiron Corp.                                      2,632
                                                                           -----------
                                                                                28,418
                                                                           -----------
                               BUILDING MATERIALS: 0.01%
                   30    @     American Standard Cos., Inc.                      2,134
                  210          Masco Corp.                                       4,421
                   20          Vulcan Materials Co.                                750
                                                                           -----------
                                                                                 7,305
                                                                           -----------
                               CHEMICALS: 0.06%
                   90          Air Products & Chemicals, Inc.                    3,847
                   30          Ashland, Inc.                                       856
                  410          Du Pont EI de Nemours & Co.                      17,384
                   30          Eastman Chemical Co.                              1,103
                   50          Ecolab, Inc.                                      2,475
                   50          Engelhard Corp.                                   1,117
                   20          Great Lakes Chemical Corp.                          478
                   60          Hercules, Inc.                                      528
                   40          International Flavors & Fragrances, Inc.          1,404
                   70          PPG Industries, Inc.                              3,511
                   70          Praxair, Inc.                                     4,044
                   80          Rohm & Haas Co.                                   2,598
                   60          Sherwin-Williams Co.                              1,695
                   30          Sigma-Aldrich Corp.                               1,461
                                                                           -----------
                                                                                42,501
                                                                           -----------
                               COMMERCIAL SERVICES: 0.03%
                   70    @     Apollo Group, Inc.                                3,080
                  190    @     Concord EFS, Inc.                                 2,991
                   70    @     Convergys Corp.                                   1,060
                   30          Deluxe Corp.                                      1,263
                   50          Equifax, Inc.                                     1,157
                  120          H&R Block, Inc.                                   4,824
                  110          McKesson Corp.                                    2,973
                   60          Moody's Corp.                                     2,477
                   60          Paychex, Inc.                                     1,674
                   50    @     Quintiles Transnational Corp.                       605
                  100    @     Robert Half Intl., Inc.                           1,611
                                                                           -----------
                                                                                23,715
                                                                           -----------
                               COMPUTERS: 0.14%
                   50    @     Apple Computer, Inc.                                716
                   60    @     Computer Sciences Corp.                           2,067
                1,330    @     Dell Computer Corp.                              35,564
                1,090    @     EMC Corp.-Mass.                                   6,693
                1,571          Hewlett-Packard Co.                              27,272
                  270          International Business Machines Corp.            20,925

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                   80    @     Lexmark Intl., Inc.                         $     4,840
                1,300    @     Sun Microsystems, Inc.                            4,043
                  120    @     Sungard Data Systems, Inc.                        2,827
                  130    @     Unisys Corp.                                      1,287
                  150    @     Veritas Software Corp.                            2,343
                                                                           -----------
                                                                               108,577
                                                                           -----------
                               COSMETICS/PERSONAL CARE: 0.14%
                   20          Alberto-Culver Co.                                1,008
                   40          Avon Products, Inc.                               2,155
                  200          Colgate-Palmolive Co.                            10,486
                  520          Gillette Co.                                     15,787
                  190          Kimberly-Clark Corp.                              9,019
                  800          Procter & Gamble Co.                             68,752
                                                                           -----------
                                                                               107,207
                                                                           -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
                   30          WW Grainger, Inc.                                 1,546
                                                                           -----------
                                                                                 1,546
                                                                           -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.32%
                  500          American Express Co.                             17,675
                   60          Bear Stearns Cos., Inc.                           3,564
                  130          Capital One Financial Corp.                       3,864
                  220          Charles Schwab Corp.                              2,387
                1,930          Citigroup, Inc.                                  67,917
                   70          Countrywide Financial Corp.                       3,615
                  520          Fannie Mae                                       33,452
                  100          Franklin Resources, Inc.                          3,408
                  450          Freddie Mac                                      26,572
                   70          Goldman Sachs Group, Inc.                         4,767
                  170          Household Intl., Inc.                             4,728
                  790          JP Morgan Chase & Co.                            18,960
                  100          Lehman Brothers Holdings, Inc.                    5,329
                  655          MBNA Corp.                                       12,458
                  350          Merrill Lynch & Co., Inc.                        13,283
                  430          Morgan Stanley                                   17,166
                  150    @     Providian Financial Corp.                           974
                   60          SLM Corp.                                         6,232
                   20          T Rowe Price Group, Inc.                            546
                                                                           -----------
                                                                               246,897
                                                                           -----------
                               ELECTRIC: 0.11%
                   60          Ameren Corp.                                      2,494
                  140          American Electric Power Co., Inc.                 3,826
                  110          Centerpoint Energy, Inc.                            935
                   60          Cinergy Corp.                                     2,023
                   90          CMS Energy Corp.                                    850
                   80          Consolidated Edison, Inc.                         3,426
                   60          Constellation Energy Group, Inc.                  1,669
                  120          Dominion Resources, Inc.                          6,588
                   80          DTE Energy Co.                                    3,712
                  350          Duke Energy Corp.                                 6,839
                  190    @     Edison Intl.                                      2,251
                   90          Entergy Corp.                                     4,103
                  170          Exelon Corp.                                      8,971
                  120          FirstEnergy Corp.                                 3,956
                   70          FPL Group, Inc.                                   4,209
                   90          NiSource, Inc.                                    1,800
                  230    @     PG&E Corp.                                        3,197
                   30          Pinnacle West Capital Corp.                       1,023
                   60          PPL Corp.                                         2,081
                   90          Progress Energy, Inc.                             3,902

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                   80          Public Service Enterprise Group, Inc.       $     2,568
                  280          Southern Co.                                      7,949
                   60          TECO Energy, Inc.                                   928
                  140          TXU Corp.                                         2,615
                   60          Xcel Energy, Inc.                                   660
                                                                           -----------
                                                                                82,575
                                                                           -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
                  130    @     American Power Conversion                         1,969
                  160          Emerson Electric Co.                              8,136
                   80          Molex, Inc.                                       1,843
                                                                           -----------
                                                                                11,948
                                                                           -----------
                               ELECTRONICS: 0.02%
                  170    @     Agilent Technologies, Inc.                        3,053
                   80          Applera Corp. -- Applied Biosystems Group         1,403
                  120    @     Jabil Circuit, Inc.                               2,150
                   50          Parker Hannifin Corp.                             2,307
                  310    @     Sanmina-SCI Corp.                                 1,392
                   40    @     Tektronix, Inc.                                     728
                   60    @     Thermo Electron Corp.                             1,207
                   50    @     Waters Corp.                                      1,089
                                                                           -----------
                                                                                13,329
                                                                           -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   40          Fluor Corp.                                       1,120
                                                                           -----------
                                                                                 1,120
                                                                           -----------
                               ENTERTAINMENT: 0.00%
                   40    @     International Game Technology                     3,037
                                                                           -----------
                                                                                 3,037
                                                                           -----------
                               ENVIRONMENTAL CONTROL: 0.01%
                   90    @     Allied Waste Industries, Inc.                       900
                  240          Waste Management, Inc.                            5,501
                                                                           -----------
                                                                                 6,401
                                                                           -----------
                               FOOD: 0.06%
                  170          Albertson's, Inc.                                 3,784
                  272          Archer-Daniels-Midland Co.                        3,373
                  170          Campbell Soup Co.                                 3,990
                  220          ConAgra Foods, Inc.                               5,502
                    1    @     Del Monte Foods Co.                                   4
                   60          General Mills, Inc.                               2,817
                   60          Hershey Foods Corp.                               4,046
                  140          HJ Heinz Co.                                      4,602
                  170          Kellogg Co.                                       5,826
                  320    @     Kroger Co.                                        4,944
                  280          Sara Lee Corp.                                    6,303
                   60          Supervalu, Inc.                                     991
                   70          Winn-Dixie Stores, Inc.                           1,070
                                                                           -----------
                                                                                47,252
                                                                           -----------
                               FOREST PRODUCTS & PAPER: 0.02%
                   30          Boise Cascade Corp.                                 757
                   40          Georgia-Pacific Corp.                               646
                  190          International Paper Co.                           6,644
                   30          MeadWestvaco Corp.                                  741
                   70          Plum Creek Timber Co., Inc.                       1,652
                   20          Temple-Inland, Inc.                                 896
                   30          Weyerhaeuser Co.                                  1,476
                                                                           -----------
                                                                                12,812
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               GAS: 0.01%
                   50          KeySpan Corp.                               $     1,762
                   30          Nicor, Inc.                                       1,021
                   10          Peoples Energy Corp.                                387
                  100          Sempra Energy                                     2,365
                                                                           -----------
                                                                                 5,535
                                                                           -----------
                               HAND/MACHINE TOOLS: 0.01%
                   50          Black & Decker Corp.                              2,144
                   30          Snap-On, Inc.                                       843
                   40          Stanley Works                                     1,383
                                                                           -----------
                                                                                 4,370
                                                                           -----------
                               HEALTHCARE -- PRODUCTS: 0.12%
                   20          Bausch & Lomb, Inc.                                 720
                  150          Becton Dickinson & Co.                            4,603
                  170    @     Boston Scientific Corp.                           7,228
                   20          CR Bard, Inc.                                     1,160
                  180    @     Guidant Corp.                                     5,553
                1,136          Johnson & Johnson                                61,014
                  100    @     St. Jude Medical, Inc.                            3,972
                   80          Stryker Corp.                                     5,370
                                                                           -----------
                                                                                89,620
                                                                           -----------
                               HEALTHCARE -- SERVICES: 0.06%
                   90    A     Aetna, Inc.                                       3,701
                   90    @     Anthem, Inc.                                      5,661
                  210          HCA, Inc.                                         8,715
                  100          Health Management Associates, Inc.                1,790
                  180    @     Healthsouth Corp.                                   756
                   70    @     Humana, Inc.                                        700
                   40    @     Manor Care, Inc.                                    744
                   40    @     Quest Diagnostics                                 2,276
                  185    @     Tenet Healthcare Corp.                            3,034
                  130          UnitedHealth Group, Inc.                         10,855
                   90    @     WellPoint Health Networks                         6,404
                                                                           -----------
                                                                                44,636
                                                                           -----------
                               HOME BUILDERS: 0.00%
                   30          Centex Corp.                                      1,506
                   20          KB Home                                             857
                   20          Pulte Homes, Inc.                                   957
                                                                           -----------
                                                                                 3,320
                                                                           -----------
                               HOME FURNISHINGS: 0.00%
                   70          Leggett & Platt, Inc.                             1,571
                   30          Maytag Corp.                                        855
                   30          Whirlpool Corp.                                   1,567
                                                                           -----------
                                                                                 3,993
                                                                           -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.01%
                   30    @     American Greetings                                  474
                   60          Avery Dennison Corp.                              3,665
                  110          Clorox Co.                                        4,537
                   60          Fortune Brands, Inc.                              2,791
                                                                           -----------
                                                                                11,467
                                                                           -----------
                               HOUSEWARES: 0.00%
                  100          Newell Rubbermaid, Inc.                           3,033
                                                                           -----------
                                                                                 3,033
                                                                           -----------
                               INSURANCE: 0.17%
                  100    @@    ACE Ltd.                                          2,934
                  210          Aflac, Inc.                                       6,325
                  270          Allstate Corp.                                    9,987
                   40          AMBAC Financial Group, Inc.                       2,250

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  400          American Intl. Group                        $    23,140
                  130          AON Corp.                                         2,456
                   30          Chubb Corp.                                       1,566
                   80          Cigna Corp.                                       3,290
                   60          Cincinnati Financial Corp.                        2,253
                  100          Hartford Financial Services Group, Inc.           4,543
                   60          Jefferson-Pilot Corp.                             2,287
                  120          John Hancock Financial Services, Inc.             3,348
                   30          Lincoln National Corp.                              947
                   80          Loews Corp.                                       3,557
                  210          Marsh & McLennan Cos., Inc.                       9,704
                   55          MBIA, Inc.                                        2,412
                  280          Metlife, Inc.                                     7,571
                   60          MGIC Investment Corp.                             2,478
                  140          Principal Financial Group                         4,218
                  120          Progressive Corp.                                 5,956
                  220          Prudential Financial, Inc.                        6,983
                   70          Safeco Corp.                                      2,427
                   30          St. Paul Cos.                                     1,022
                   40          Torchmark Corp.                                   1,461
                  553    @     Travelers Property Casualty Corp.                 8,101
                  130          UnumProvident Corp.                               2,280
                   50    @@    XL Capital Ltd.                                   3,862
                                                                           -----------
                                                                               127,358
                                                                           -----------
                               INTERNET: 0.01%
                   50    @     eBay, Inc.                                        3,391
                  240    @     Yahoo, Inc.                                       3,924
                                                                           -----------
                                                                                 7,315
                                                                           -----------
                               IRON/STEEL: 0.00%
                   40          Nucor Corp.                                       1,652
                   50          United States Steel Corp.                           656
                                                                           -----------
                                                                                 2,308
                                                                           -----------
                               LEISURE TIME: 0.01%
                   50          Brunswick Corp.                                     993
                   90          Carnival Corp.                                    2,245
                   50          Harley-Davidson, Inc.                             2,310
                   50    @     Sabre Holdings Corp.                                906
                                                                           -----------
                                                                                 6,454
                                                                           -----------
                               LODGING: 0.01%
                   60    @     Harrah's Entertainment, Inc.                      2,376
                  160          Hilton Hotels Corp.                               2,034
                   80          Starwood Hotels & Resorts Worldwide, Inc.         1,899
                                                                           -----------
                                                                                 6,309
                                                                           -----------
                               MACHINERY -- DIVERSIFIED: 0.01%
                   90          Deere & Co.                                       4,126
                   80          Dover Corp.                                       2,333
                   70          Rockwell Automation, Inc.                         1,450
                                                                           -----------
                                                                                 7,909
                                                                           -----------
                               MEDIA: 0.12%
                  720    @     AOL Time Warner, Inc.                             9,432
                  250    @     Clear Channel Communications, Inc.                9,322
                  369    @     Comcast Corp.                                     8,697
                  110          Gannett Co., Inc.                                 7,898
                   30          Knight-Ridder, Inc.                               1,898
                   80          McGraw-Hill Cos., Inc.                            4,835
                   20          Meredith Corp.                                      822
                   20          New York Times Co.                                  915
                  120          Tribune Co.                                       5,455

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                  670    @     Viacom, Inc.                                $    27,309
                  770          Walt Disney Co.                                  12,559
                                                                           -----------
                                                                                89,142
                                                                           -----------
                               METAL FABRICATE/HARDWARE: 0.00%
                   40          Worthington Industries                              610
                                                                           -----------
                                                                                   610
                                                                           -----------
                               MINING: 0.01%
                   50    @     Freeport-McMoRan Copper & Gold, Inc.                839
                  160          Newmont Mining Corp.                              4,645
                   50    @     Phelps Dodge Corp.                                1,583
                                                                           -----------
                                                                                 7,067
                                                                           -----------
                               MISCELLANEOUS MANUFACTURING: 0.20%
                  150          3M Co.                                           18,495
                   40          Cooper Industries Ltd.                            1,458
                   20          Crane Co.                                           399
                   60          Danaher Corp.                                     3,942
                  150          Eastman Kodak Co.                                 5,256
                   30          Eaton Corp.                                       2,343
                3,750          General Electric Co.                             91,312
                  330          Honeywell Intl., Inc.                             7,920
                  110          Illinois Tool Works, Inc.                         7,135
                   70    @@    Ingersoll-Rand Co.                                3,014
                   50          ITT Industries, Inc.                              3,034
                   60          Pall Corp.                                        1,001
                   80          Textron, Inc.                                     3,439
                  300    @@    Tyco Intl. Ltd.                                   5,124
                                                                           -----------
                                                                               153,872
                                                                           -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                   90          Pitney Bowes, Inc.                                2,939
                  270    @     Xerox Corp.                                       2,174
                                                                           -----------
                                                                                 5,113
                                                                           -----------
                               OIL & GAS: 0.19%
                   50          Amerada Hess Corp.                                2,752
                  100          Anadarko Petroleum Corp.                          4,790
                   70          Apache Corp.                                      3,989
                   80          Burlington Resources, Inc.                        3,412
                   50          ChevronTexaco Corp.                               3,324
                  270          ConocoPhillips                                   13,065
                   60          Devon Energy Corp.                                2,754
                   20          EOG Resources, Inc.                                 798
                2,540          Exxon Mobil Corp.                                88,748
                  120          Marathon Oil Corp.                                2,555
                   60   @,@@   Nabors Industries Ltd.                            2,116
                   70    @     Noble Corp.                                       2,460
                  150          Occidental Petroleum Corp.                        4,268
                   40          Rowan Cos., Inc.                                    908
                  200          Transocean, Inc.                                  4,640
                  110          Unocal Corp.                                      3,364
                                                                           -----------
                                                                               143,943
                                                                           -----------
                               OIL & GAS SERVICES: 0.01%
                   50          Baker Hughes, Inc.                                1,609
                  160          Halliburton Co.                                   2,994
                                                                           -----------
                                                                                 4,603
                                                                           -----------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.01%
                   40          Ball Corp.                                  $     2,048
                   20          Bemis Co.                                           993
                   90    @     Pactiv Corp.                                      1,967
                                                                           -----------
                                                                                 5,008
                                                                           -----------
                               PHARMACEUTICALS: 0.25%
                   20          Allergan, Inc.                                    1,152
                   60          AmerisourceBergen Corp.                           3,259
                  170          Cardinal Health, Inc.                            10,062
                   70    @     Forest Laboratories, Inc.                         6,875
                  106    @     King Pharmaceuticals, Inc.                        1,822
                  860          Merck & Co., Inc.                                48,685
                2,350          Pfizer, Inc.                                     71,840
                  490          Pharmacia Corp.                                  20,482
                  550          Schering-Plough Corp.                            12,210
                   40    @     Watson Pharmaceuticals, Inc.                      1,131
                  510          Wyeth                                            19,074
                                                                           -----------
                                                                               196,592
                                                                           -----------
                               PIPELINES: 0.00%
                   20          Kinder Morgan, Inc.                                 845
                                                                           -----------
                                                                                   845
                                                                           -----------
                               REITS: 0.01%
                  160          Equity Office Properties Trust                    3,997
                   70          Simon Property Group, Inc.                        2,385
                                                                           -----------
                                                                                 6,382
                                                                           -----------
                               RETAIL: 0.23%
                   40    @     Autozone, Inc.                                    2,826
                  120    @     Bed Bath & Beyond, Inc.                           4,144
                  125    @     Best Buy Co., Inc.                                3,019
                   70    @     Big Lots, Inc.                                      926
                  160          CVS Corp.                                         3,995
                   90          Darden Restaurants, Inc.                          1,840
                   50          Dillard's, Inc.                                     793
                  120          Dollar General Corp.                              1,434
                   70          Family Dollar Stores                              2,185
                   80    @     Federated Department Stores                       2,301
                  570          Gap, Inc. (The)                                   8,846
                  900          Home Depot, Inc.                                 21,564
                  170          JC Penney Co., Inc.                               3,912
                  140    @     Kohl's Corp.                                      7,833
                  410          Lowe's Cos., Inc.                                15,375
                  290          Ltd. Brands                                       4,040
                  110          May Department Stores Co.                         2,528
                  480          McDonald's Corp.                                  7,718
                   50          Nordstrom, Inc.                                     949
                  180    @     Office Depot, Inc.                                2,657
                   90          RadioShack Corp.                                  1,687
                  310    @     Staples, Inc.                                     5,673
                  150    @     Starbucks Corp.                                   3,057
                  340          Target Corp.                                     10,200
                   50          Tiffany & Co.                                     1,196
                  200          TJX Cos., Inc.                                    3,904
                   90    @     Toys R US, Inc.                                     900
                  370          Walgreen Co.                                     10,800
                  680          Wal-Mart Stores, Inc.                            34,347
                   40          Wendy's Intl., Inc.                               1,083
                  120    @     Yum! Brands, Inc.                                 2,906
                                                                           -----------
                                                                               174,638
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               SAVINGS & LOANS: 0.03%
                  100          Golden West Financial Corp.                 $     7,181
                  485          Washington Mutual, Inc.                          16,747
                                                                           -----------
                                                                                23,928
                                                                           -----------
                               SEMICONDUCTORS: 0.11%
                  130    @     Advanced Micro Devices, Inc.                        840
                  200    @     Altera Corp.                                      2,468
                   60    @     Analog Devices, Inc.                              1,432
                  650    @     Applied Materials, Inc.                           8,469
                2,550          Intel Corp.                                      39,703
                   70    @     Kla-Tencor Corp.                                  2,476
                  160          Linear Technology Corp.                           4,115
                  100    @     LSI Logic Corp.                                     577
                  130          Maxim Integrated Products                         4,295
                  100    @     Micron Technology, Inc.                             974
                   70    @     National Semiconductor Corp.                      1,051
                   90    @     Novellus Systems, Inc.                            2,527
                   70    @     Nvidia Corp.                                        806
                   80    @     PMC -- Sierra, Inc.                                 445
                   50    @     QLogic Corp.                                      1,726
                   70    @     Teradyne, Inc.                                      911
                  700          Texas Instruments, Inc.                          10,507
                  130    @     Xilinx, Inc.                                      2,678
                                                                           -----------
                                                                                86,000
                                                                           -----------
                               SOFTWARE: 0.23%
                   90          Adobe Systems, Inc.                               2,232
                   50          Autodesk, Inc.                                      715
                  250          Automatic Data Processing                         9,812
                  150    @     BMC Software, Inc.                                2,566
                   80    @     Citrix Systems, Inc.                                986
                  210          Computer Associates Intl., Inc.                   2,835
                  190    @     Compuware Corp.                                     912
                   90    @     Electronic Arts, Inc.                             4,479
                  280          First Data Corp.                                  9,915
                   75    @     Fiserv, Inc.                                      2,546
                   50          IMS Health, Inc.                                    800
                   80    @     Intuit, Inc.                                      3,754
                   40    @     Mercury Interactive Corp.                         1,186
                2,020    @     Microsoft Corp.                                 104,434
                2,060    @     Oracle Corp.                                     22,248
                  130    @     Peoplesoft, Inc.                                  2,379
                   80    @     Rational Software Corp.                             831
                  270    @     Siebel Systems, Inc.                              2,020
                                                                           -----------
                                                                               174,650
                                                                           -----------
                               TELECOMMUNICATIONS: 0.23%
                  120          Alltel Corp.                                      6,120
                   30    @     Andrew Corp.                                        308
                  306          AT&T Corp.                                        7,990
                  710          BellSouth Corp.                                  18,368
                   50          CenturyTel, Inc.                                  1,469
                  200    @     CIENA Corp.                                       1,028
                2,730    @     Cisco Systems, Inc.                              35,763
                   90    @     Citizens Communications Co.                         949
                   80    @     Comverse Technology, Inc.                           802
                  920          Motorola, Inc.                                    7,958
                  360    @     Nextel Communications, Inc.                       4,158
                  120    @     Qualcomm, Inc.                                    4,367
                1,280          SBC Communications, Inc.                         34,701
                   80          Scientific-Atlanta, Inc.                            949

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  460          Sprint Corp.-FON Group                      $     6,661
                  180    @     Tellabs, Inc.                                     1,309
                1,050          Verizon Communications, Inc.                     40,688
                                                                           -----------
                                                                               173,588
                                                                           -----------
                               TEXTILES: 0.00%
                   70          Cintas Corp.                                      3,202
                                                                           -----------
                                                                                 3,202
                                                                           -----------
                               TOBACCO: 0.02%
                  350          Philip Morris Cos., Inc.                         14,186
                   40          RJ Reynolds Tobacco Holdings, Inc.                1,684
                                                                           -----------
                                                                                15,870
                                                                           -----------
                               TOYS/GAMES/HOBBIES: 0.01%
                   70          Hasbro, Inc.                                        808
                  260          Mattel, Inc.                                      4,979
                                                                           -----------
                                                                                 5,787
                                                                           -----------
                               TRANSPORTATION: 0.06%
                  150          Burlington Northern Santa Fe Corp.                3,901
                  120          FedEx Corp.                                       6,506
                  140          Norfolk Southern Corp.                            2,799
                  100          Union Pacific Corp.                               5,987
                  420          United Parcel Service, Inc.                      26,494
                                                                           -----------
                                                                                45,687
                                                                           -----------
                               TRUCKING & LEASING: 0.00%
                   30          Ryder System, Inc.                                  673
                                                                           -----------
                                                                                   673
                                                                           -----------
                               Total Common Stock
                                (Cost $2,979,651)                            2,785,772
                                                                           -----------
      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 26.08%
                        SOVEREIGN: 26.08%
     $      4,608,000   FICO Strip,
                          Zero Coupon, due 03/07/06                          4,223,356
            4,126,000   FICO Strip,
                          Zero Coupon, due 04/06/06                          3,768,346
            3,115,000   Israel Trust,
                          Zero Coupon, due 05/15/06                          2,836,192
           10,000,000   Turkey Trust,
                          Zero Coupon, due 05/15/06                          9,104,950
                                                                           -----------
                                                                            19,932,844
                                                                           -----------
                        Total Bonds/Notes
                          (Cost $19,438,094)                                19,932,844
                                                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.99%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 18.06%
           15,000,000   Zero Coupon, due 03/14/06                           13,803,540
                                                                           -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.42%
            9,837,449   6.420%, due 04/01/11                                11,023,057
                                                                           -----------
                                                                            11,023,057
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES L

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION -- STRIP:
                                             10.51%
     $      3,879,000   Zero Coupon, due 01/15/06                          $ 3,604,762
            4,715,000   Zero Coupon, due 11/15/05                            4,428,757
                                                                           -----------
                                                                             8,033,519
                                                                           -----------
                        Total U.S. Government Agency Obligations
                         (Cost $30,145,750)                                 32,860,116
                                                                           -----------
U.S. TREASURY OBLIGATIONS: 26.84%
                        U.S. TREASURY STRIP: 26.84%
            3,906,000   Zero Coupon, due 02/15/06                            3,650,329
           18,021,000   Zero Coupon, due 02/15/06                           16,862,250
                                                                           -----------
                                                                            20,512,579
                                                                           -----------
                        Total U.S. Treasury Obligations
                         (Cost $19,591,115)                                 20,512,579
                                                                           -----------
                        Total Long-Term Investments
                          (Cost $72,154,610)                                76,091,311
                                                                           -----------
SHORT-TERM INVESTMENT: 0.49%
              375,000   State Street Repurchase Agreement, dated
                        12/31/02, 1.200%, due 01/02/03, $375,025 to be
                        received upon repurchase (collateralized by
                        $385,000 SLMA, 2.000% Market Value $387,351 due        375,000
                        04/26/04)
                                                                           -----------
                        Total Short-Term Investment
                          (Cost $375,000)                                      375,000
                                                                           -----------

                        TOTAL INVESTMENTS IN SECURITIES               100.04% $76,466,311
                         (COST $72,529,610)*
                        OTHER ASSETS AND LIABILITIES-NET               -0.04%     (33,735)
                                                                    --------  -----------
                        NET ASSETS                                    100.00% $76,432,576
                                                                    ========  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $73,237,686. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                 $3,491,191
                        Gross Unrealized Depreciation                                   (262,566)
                                                                                      ----------
                        Net Unrealized Appreciation                                   $3,228,625
                                                                                      ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 4.69%
                               ADVERTISING: 0.00%
                  320          Interpublic Group Cos., Inc.                 $     4,506
                                                                            -----------
                                                                                  4,506
                                                                            -----------
                               AEROSPACE/DEFENSE: 0.10%
                  680          Boeing Co.                                        22,433
                  160          General Dynamics Corp.                            12,699
                   90          Goodrich Corp.                                     1,649
                  360          Lockheed Martin Corp.                             20,790
                  136          Northrop Grumman Corp.                            13,164
                  120          Raytheon Co.                                       3,690
                  210          Rockwell Collins, Inc.                             4,885
                  490          United Technologies Corp.                         30,351
                                                                            -----------
                                                                                109,661
                                                                            -----------
                               AGRICULTURE: 0.00%
                  120          UST, Inc.                                          4,012
                                                                            -----------
                                                                                  4,012
                                                                            -----------
                               APPAREL: 0.02%
                  140    @     Jones Apparel Group, Inc.                          4,962
                  130          Liz Claiborne, Inc.                                3,855
                  200          Nike, Inc.                                         8,894
                   70    @     Reebok Intl. Ltd.                                  2,058
                  130          VF Corp.                                           4,687
                                                                            -----------
                                                                                 24,456
                                                                            -----------
                               AUTO MANUFACTURERS: 0.04%
                2,340          Ford Motor Co.                                    21,762
                  410          General Motors Corp.                              15,113
                   95          Paccar, Inc.                                       4,382
                                                                            -----------
                                                                                 41,257
                                                                            -----------
                               AUTO PARTS & EQUIPMENT: 0.01%
                   60          Cooper Tire & Rubber Co.                             920
                  130          Dana Corp.                                         1,529
                  420          Delphi Corp.                                       3,381
                  140          Goodyear Tire & Rubber Co.                           953
                   70          Johnson Controls, Inc.                             5,612
                                                                            -----------
                                                                                 12,395
                                                                            -----------
                               BANKS: 0.36%
                  360          AmSouth Bancorp                                    6,912
                1,500          Bank of America Corp.                            104,355
                  850          Bank One Corp.                                    31,067
                  140          BB&T Corp.                                         5,179
                  171          Charter One Financial, Inc.                        4,913
                  190          Comerica, Inc.                                     8,216
                   90          First Tennessee National Corp.                     3,235
                  820          FleetBoston Financial Corp.                       19,926
                  270          Huntington Bancshares, Inc.                        5,052
                  310          Keycorp                                            7,793
                  160          Marshall & Ilsley Corp.                            4,381
                  130          Mellon Financial Corp.                             3,394
                  460          National City Corp.                               12,567
                  120          North Fork Bancorporation, Inc.                    4,049
                  210          PNC Financial Services Group, Inc.                 8,799
                  250          Regions Financial Corp.                            8,340
                  250          SouthTrust Corp.                                   6,213
                  270          State Street Corp.                                10,530
                  220          SunTrust Banks, Inc.                              12,522
                  160          Synovus Financial Corp.                            3,104
                  245          Union Planters Corp.                               6,894

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                1,510          US Bancorp                                   $    32,042
                1,000          Wachovia Corp.                                    36,440
                1,270          Wells Fargo & Co.                                 59,525
                   80          Zions Bancorporation                               3,148
                                                                            -----------
                                                                                408,596
                                                                            -----------
                               BEVERAGES: 0.15%
                  610          Anheuser-Busch Cos., Inc.                         29,524
                   50          Brown-Forman Corp.                                 3,268
                1,750          Coca-Cola Co.                                     76,685
                  320          Coca-Cola Enterprises, Inc.                        6,950
                   30          Coors (Adolph)                                     1,837
                  250          Pepsi Bottling Group, Inc.                         6,425
                1,250          PepsiCo, Inc.                                     52,775
                                                                            -----------
                                                                                177,464
                                                                            -----------
                               BIOTECHNOLOGY: 0.05%
                  951    @     Amgen, Inc.                                       45,971
                   50    @     Biogen, Inc.                                       2,003
                  150    @     Chiron Corp.                                       5,640
                                                                            -----------
                                                                                 53,614
                                                                            -----------
                               BUILDING MATERIALS: 0.01%
                   50    @     American Standard Cos., Inc.                       3,557
                  410          Masco Corp.                                        8,631
                                                                            -----------
                                                                                 12,188
                                                                            -----------
                               CHEMICALS: 0.07%
                  170          Air Products & Chemicals, Inc.                     7,267
                   50          Ashland, Inc.                                      1,426
                  820          Du Pont EI de Nemours & Co.                       34,768
                   60          Eastman Chemical Co.                               2,206
                  100          Ecolab, Inc.                                       4,950
                  130          Engelhard Corp.                                    2,905
                   40          Great Lakes Chemical Corp.                           955
                  120          International Flavors & Fragrances, Inc.           4,212
                  130          PPG Industries, Inc.                               6,520
                  130          Praxair, Inc.                                      7,510
                  170          Rohm & Haas Co.                                    5,522
                  130          Sherwin-Williams Co.                               3,673
                   60          Sigma-Aldrich Corp.                                2,922
                                                                            -----------
                                                                                 84,836
                                                                            -----------
                               COMMERCIAL SERVICES: 0.04%
                  130    @     Apollo Group, Inc.                                 5,720
                  370    @     Concord EFS, Inc.                                  5,824
                  200    @     Convergys Corp.                                    3,030
                   70          Deluxe Corp.                                       2,947
                  100          Equifax, Inc.                                      2,314
                  200          H&R Block, Inc.                                    8,040
                  230          McKesson Corp.                                     6,217
                  130          Moody's Corp.                                      5,368
                  110          Paychex, Inc.                                      3,069
                   90    @     Quintiles Transnational Corp.                      1,089
                  120    @     Robert Half Intl., Inc.                            1,933
                                                                            -----------
                                                                                 45,551
                                                                            -----------
                               COMPUTERS: 0.19%
                  250    @     Apple Computer, Inc.                               3,582
                  160    @     Computer Sciences Corp.                            5,512
                2,580    @     Dell Computer Corp.                               68,989
                2,130    @     EMC Corp.-Mass.                                   13,078
                3,068          Hewlett-Packard Co.                               53,260
                  500          International Business Machines Corp.             38,750
                  140    @     Lexmark Intl., Inc.                                8,470
                2,530    @     Sun Microsystems, Inc.                             7,868

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                  290    @     Sungard Data Systems, Inc.                   $     6,832
                  270    @     Unisys Corp.                                       2,673
                  290    @     Veritas Software Corp.                             4,530
                                                                            -----------
                                                                                213,544
                                                                            -----------
                               COSMETICS/PERSONAL CARE: 0.18%
                   40          Alberto-Culver Co.                                 2,016
                   70          Avon Products, Inc.                                3,771
                  390          Colgate-Palmolive Co.                             20,448
                1,010          Gillette Co.                                      30,664
                  400          Kimberly-Clark Corp.                              18,988
                1,550          Procter & Gamble Co.                             133,207
                                                                            -----------
                                                                                209,094
                                                                            -----------
                               DISTRIBUTION/WHOLESALE: 0.00%
                   90          WW Grainger, Inc.                                  4,640
                                                                            -----------
                                                                                  4,640
                                                                            -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.41%
                1,020          American Express Co.                              36,057
                  110          Bear Stearns Cos., Inc.                            6,534
                  270          Capital One Financial Corp.                        8,024
                  430          Charles Schwab Corp.                               4,666
                3,740          Citigroup, Inc.                                  131,611
                  120          Countrywide Financial Corp.                        6,198
                  980          Fannie Mae                                        63,043
                  190          Franklin Resources, Inc.                           6,475
                  870          Freddie Mac                                       51,373
                  140          Goldman Sachs Group, Inc.                          9,534
                  340          Household Intl., Inc.                              9,455
                1,550          JP Morgan Chase & Co.                             37,200
                  170          Lehman Brothers Holdings, Inc.                     9,059
                1,285          MBNA Corp.                                        24,441
                  690          Merrill Lynch & Co., Inc.                         26,186
                  840          Morgan Stanley                                    33,533
                  230    @     Providian Financial Corp.                          1,493
                  120          SLM Corp.                                         12,463
                                                                            -----------
                                                                                477,345
                                                                            -----------
                               ELECTRIC: 0.14%
                  110          Ameren Corp.                                       4,573
                  250          American Electric Power Co., Inc.                  6,832
                  210          Centerpoint Energy, Inc.                           1,785
                  130          Cinergy Corp.                                      4,384
                  130          CMS Energy Corp.                                   1,227
                  160          Consolidated Edison, Inc.                          6,851
                  120          Constellation Energy Group, Inc.                   3,338
                  230          Dominion Resources, Inc.                          12,627
                  130          DTE Energy Co.                                     6,032
                  680          Duke Energy Corp.                                 13,287
                  370    @     Edison Intl.                                       4,384
                  170          Entergy Corp.                                      7,750
                  330          Exelon Corp.                                      17,414
                  240          FirstEnergy Corp.                                  7,913
                  130          FPL Group, Inc.                                    7,817
                  170          NiSource, Inc.                                     3,400
                  430    @     PG&E Corp.                                         5,977
                   60          Pinnacle West Capital Corp.                        2,045
                  110          PPL Corp.                                          3,815
                  160          Progress Energy, Inc.                              6,936
                  150          Public Service Enterprise Group, Inc.              4,815
                  530          Southern Co.                                      15,047
                  130          TECO Energy, Inc.                                  2,011

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                  290          TXU Corp.                                    $     5,417
                  290          Xcel Energy, Inc.                                  3,190
                                                                            -----------
                                                                                158,867
                                                                            -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
                  210    @     American Power Conversion                          3,181
                  340          Emerson Electric Co.                              17,289
                  140          Molex, Inc.                                        3,226
                                                                            -----------
                                                                                 23,696
                                                                            -----------
                               ELECTRONICS: 0.02%
                  340    @     Agilent Technologies, Inc.                         6,106
                  170          Applera Corp. -- Applied Biosystems Group          2,982
                  200    @     Jabil Circuit, Inc.                                3,584
                   90          Parker Hannifin Corp.                              4,152
                  590    @     Sanmina-SCI Corp.                                  2,649
                  120    @     Thermo Electron Corp.                              2,414
                  100    @     Waters Corp.                                       2,178
                                                                            -----------
                                                                                 24,065
                                                                            -----------
                               ENGINEERING & CONSTRUCTION: 0.00%
                   90          Fluor Corp.                                        2,520
                                                                            -----------
                                                                                  2,520
                                                                            -----------
                               ENTERTAINMENT: 0.00%
                   60    @     International Game Technology                      4,555
                                                                            -----------
                                                                                  4,555
                                                                            -----------
                               ENVIRONMENTAL CONTROL: 0.01%
                  160    @     Allied Waste Industries, Inc.                      1,600
                  470          Waste Management, Inc.                            10,772
                                                                            -----------
                                                                                 12,372
                                                                            -----------
                               FOOD: 0.08%
                  340          Albertson's, Inc.                                  7,568
                  495          Archer-Daniels-Midland Co.                         6,138
                  310          Campbell Soup Co.                                  7,276
                  460          ConAgra Foods, Inc.                               11,505
                  120          General Mills, Inc.                                5,634
                  100          Hershey Foods Corp.                                6,744
                  280          HJ Heinz Co.                                       9,204
                  280          Kellogg Co.                                        9,596
                  620    @     Kroger Co.                                         9,579
                  540          Sara Lee Corp.                                    12,155
                  130          Supervalu, Inc.                                    2,146
                  120          Winn-Dixie Stores, Inc.                            1,834
                                                                            -----------
                                                                                 89,379
                                                                            -----------
                               FOREST PRODUCTS & PAPER: 0.02%
                   80          Boise Cascade Corp.                                2,018
                  180          Georgia-Pacific Corp.                              2,909
                  370          International Paper Co.                           12,939
                   70          MeadWestvaco Corp.                                 1,730
                  140          Plum Creek Timber Co., Inc.                        3,304
                   40          Temple-Inland, Inc.                                1,792
                   70          Weyerhaeuser Co.                                   3,445
                                                                            -----------
                                                                                 28,137
                                                                            -----------
                               GAS: 0.01%
                  100          KeySpan Corp.                                      3,524
                   40          Nicor, Inc.                                        1,361
                   20          Peoples Energy Corp.                                 773
                  150          Sempra Energy                                      3,548
                                                                            -----------
                                                                                  9,206
                                                                            -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.01%
                   90          Black & Decker Corp.                         $     3,860
                   50          Snap-On, Inc.                                      1,406
                   60          Stanley Works                                      2,075
                                                                            -----------
                                                                                  7,341
                                                                            -----------
                               HEALTHCARE -- PRODUCTS: 0.15%
                  270          Becton Dickinson & Co.                             8,286
                  310    @     Boston Scientific Corp.                           13,181
                   40          CR Bard, Inc.                                      2,320
                  360    @     Guidant Corp.                                     11,106
                2,204          Johnson & Johnson                                118,377
                  190    @     St. Jude Medical, Inc.                             7,547
                  150          Stryker Corp.                                     10,068
                   50    @     Zimmer Holdings, Inc.                              2,076
                                                                            -----------
                                                                                172,961
                                                                            -----------
                               HEALTHCARE -- SERVICES: 0.07%
                  170    A     Aetna, Inc.                                        6,990
                  160    @     Anthem, Inc.                                      10,064
                  420          HCA, Inc.                                         17,430
                  190          Health Management Associates, Inc.                 3,401
                  150    @     Humana, Inc.                                       1,500
                   60    @     Manor Care, Inc.                                   1,117
                   80    @     Quest Diagnostics                                  4,552
                  370    @     Tenet Healthcare Corp.                             6,068
                  250          UnitedHealth Group, Inc.                          20,875
                  170    @     WellPoint Health Networks                         12,097
                                                                            -----------
                                                                                 84,094
                                                                            -----------
                               HOME BUILDERS: 0.01%
                   80          Centex Corp.                                       4,016
                   40          KB Home                                            1,714
                   40          Pulte Homes, Inc.                                  1,915
                                                                            -----------
                                                                                  7,645
                                                                            -----------
                               HOME FURNISHINGS: 0.01%
                  140          Leggett & Platt, Inc.                              3,142
                   60          Maytag Corp.                                       1,710
                   60          Whirlpool Corp.                                    3,133
                                                                            -----------
                                                                                  7,985
                                                                            -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.02%
                  110          Avery Dennison Corp.                               6,719
                  210          Clorox Co.                                         8,662
                  110          Fortune Brands, Inc.                               5,116
                                                                            -----------
                                                                                 20,497
                                                                            -----------
                               HOUSEWARES: 0.01%
                  200          Newell Rubbermaid, Inc.                            6,066
                                                                            -----------
                                                                                  6,066
                                                                            -----------
                               INSURANCE: 0.21%
                  200    @@    ACE Ltd.                                           5,868
                  390          Aflac, Inc.                                       11,747
                  520          Allstate Corp.                                    19,235
                   70          AMBAC Financial Group, Inc.                        3,937
                  770          American Intl. Group                              44,544
                  250          AON Corp.                                          4,722
                   50          Chubb Corp.                                        2,610
                  160          Cigna Corp.                                        6,579
                  120          Cincinnati Financial Corp.                         4,506
                  170          Hartford Financial Services Group, Inc.            7,723
                  110          Jefferson-Pilot Corp.                              4,192

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                  200          John Hancock Financial Services, Inc.        $     5,580
                   50          Lincoln National Corp.                             1,579
                  150          Loews Corp.                                        6,669
                  410          Marsh & McLennan Cos., Inc.                       18,946
                  110          MBIA, Inc.                                         4,825
                  570          Metlife, Inc.                                     15,413
                   70          MGIC Investment Corp.                              2,891
                  240          Principal Financial Group                          7,231
                  220          Progressive Corp.                                 10,919
                  470          Prudential Financial, Inc.                        14,918
                  110          Safeco Corp.                                       3,814
                   70          St. Paul Cos.                                      2,384
                   80          Torchmark Corp.                                    2,922
                1,061    @     Travelers Property Casualty Corp.                 15,544
                  270          UnumProvident Corp.                                4,736
                  110    @@    XL Capital Ltd.                                    8,497
                                                                            -----------
                                                                                242,531
                                                                            -----------
                               INTERNET: 0.01%
                   90    @     eBay, Inc.                                         6,104
                  470    @     Yahoo, Inc.                                        7,684
                                                                            -----------
                                                                                 13,788
                                                                            -----------
                               IRON/STEEL: 0.00%
                   80          Nucor Corp.                                        3,304
                   60          United States Steel Corp.                            787
                                                                            -----------
                                                                                  4,091
                                                                            -----------
                               LEISURE TIME: 0.01%
                  100          Brunswick Corp.                                    1,986
                  180          Carnival Corp.                                     4,491
                   90          Harley-Davidson, Inc.                              4,158
                  150    @     Sabre Holdings Corp.                               2,717
                                                                            -----------
                                                                                 13,352
                                                                            -----------
                               LODGING: 0.01%
                  120    @     Harrah's Entertainment, Inc.                       4,752
                  310          Hilton Hotels Corp.                                3,940
                  150          Starwood Hotels & Resorts Worldwide, Inc.          3,561
                                                                            -----------
                                                                                 12,253
                                                                            -----------
                               MACHINERY -- DIVERSIFIED: 0.01%
                  180          Deere & Co.                                        8,253
                  150          Dover Corp.                                        4,374
                  140          Rockwell Automation, Inc.                          2,899
                                                                            -----------
                                                                                 15,526
                                                                            -----------
                               MEDIA: 0.15%
                1,430    @     AOL Time Warner, Inc.                             18,733
                  490    @     Clear Channel Communications, Inc.                18,272
                  720    @     Comcast Corp.                                     16,975
                  200          Gannett Co., Inc.                                 14,360
                   60          Knight-Ridder, Inc.                                3,795
                  140          McGraw-Hill Cos., Inc.                             8,462
                   40          Meredith Corp.                                     1,644
                   80          New York Times Co.                                 3,658
                  220          Tribune Co.                                       10,001
                1,310    @     Viacom, Inc.                                      53,396
                1,600          Walt Disney Co.                                   26,096
                                                                            -----------
                                                                                175,392
                                                                            -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MINING: 0.01%
                  140    @     Freeport-McMoRan Copper & Gold, Inc.         $     2,349
                  310          Newmont Mining Corp.                               8,999
                   90    @     Phelps Dodge Corp.                                 2,849
                                                                            -----------
                                                                                 14,197
                                                                            -----------
                               MISCELLANEOUS MANUFACTURING: 0.26%
                  300          3M Co.                                            36,990
                   70          Cooper Industries Ltd.                             2,551
                   40          Crane Co.                                            797
                  120          Danaher Corp.                                      7,884
                  300          Eastman Kodak Co.                                 10,512
                   50          Eaton Corp.                                        3,905
                7,290          General Electric Co.                             177,511
                  660          Honeywell Intl., Inc.                             15,840
                  220          Illinois Tool Works, Inc.                         14,269
                  130    @@    Ingersoll-Rand Co.                                 5,598
                  100          ITT Industries, Inc.                               6,069
                  110          Pall Corp.                                         1,835
                  170          Textron, Inc.                                      7,308
                  590    @@    Tyco Intl. Ltd.                                   10,077
                                                                            -----------
                                                                                301,146
                                                                            -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
                  170          Pitney Bowes, Inc.                                 5,552
                  530    @     Xerox Corp.                                        4,266
                                                                            -----------
                                                                                  9,818
                                                                            -----------
                               OIL & GAS: 0.26%
                  110          Amerada Hess Corp.                                 6,055
                  190          Anadarko Petroleum Corp.                           9,101
                  150          Apache Corp.                                       8,548
                  150          Burlington Resources, Inc.                         6,397
                  310          ChevronTexaco Corp.                               20,609
                  514          ConocoPhillips                                    24,872
                  120          Devon Energy Corp.                                 5,508
                4,940          Exxon Mobil Corp.                                172,604
                  320          Marathon Oil Corp.                                 6,813
                  160   @,@@   Nabors Industries Ltd.                             5,643
                  140    @     Noble Corp.                                        4,921
                  290          Occidental Petroleum Corp.                         8,251
                   90          Rowan Cos., Inc.                                   2,043
                  390          Transocean, Inc.                                   9,048
                  200          Unocal Corp.                                       6,116
                                                                            -----------
                                                                                296,529
                                                                            -----------
                               OIL & GAS SERVICES: 0.01%
                  160          Baker Hughes, Inc.                                 5,150
                  320          Halliburton Co.                                    5,987
                                                                            -----------
                                                                                 11,137
                                                                            -----------
                               PACKAGING & CONTAINERS: 0.01%
                   40          Ball Corp.                                         2,048
                   60          Bemis Co.                                          2,978
                  180    @     Pactiv Corp.                                       3,935
                                                                            -----------
                                                                                  8,961
                                                                            -----------
                               PHARMACEUTICALS: 0.33%
                   40          Allergan, Inc.                                     2,305
                   80          AmerisourceBergen Corp.                            4,345
                  360          Cardinal Health, Inc.                             21,308
                  140    @     Forest Laboratories, Inc.                         13,751
                  193    @     King Pharmaceuticals, Inc.                         3,318
                1,660          Merck & Co., Inc.                                 93,973
                4,560          Pfizer, Inc.                                     139,399

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                  960          Pharmacia Corp.                              $    40,128
                1,080          Schering-Plough Corp.                             23,976
                   70    @     Watson Pharmaceuticals, Inc.                       1,979
                  980          Wyeth                                             36,652
                                                                            -----------
                                                                                381,134
                                                                            -----------
                               PIPELINES: 0.00%
                   40          Kinder Morgan, Inc.                                1,691
                                                                            -----------
                                                                                  1,691
                                                                            -----------
                               REITS: 0.01%
                  310          Equity Office Properties Trust                     7,744
                  140          Simon Property Group, Inc.                         4,770
                                                                            -----------
                                                                                 12,514
                                                                            -----------
                               RETAIL: 0.29%
                   80    @     Autozone, Inc.                                     5,652
                  230    @     Bed Bath & Beyond, Inc.                            7,942
                  240    @     Best Buy Co., Inc.                                 5,796
                  130    @     Big Lots, Inc.                                     1,720
                  310          CVS Corp.                                          7,741
                  165          Darden Restaurants, Inc.                           3,374
                   90          Dillard's, Inc.                                    1,427
                  190          Dollar General Corp.                               2,270
                  130          Family Dollar Stores                               4,057
                  170    @     Federated Department Stores                        4,889
                1,120          Gap, Inc. (The)                                   17,382
                1,740          Home Depot, Inc.                                  41,690
                  320          JC Penney Co., Inc.                                7,363
                  250    @     Kohl's Corp.                                      13,988
                  790          Lowe's Cos., Inc.                                 29,625
                  550          Ltd. Brands                                        7,662
                  210          May Department Stores Co.                          4,826
                1,010          McDonald's Corp.                                  16,241
                  110          Nordstrom, Inc.                                    2,087
                  370    @     Office Depot, Inc.                                 5,461
                  170          RadioShack Corp.                                   3,186
                  560    @     Staples, Inc.                                     10,248
                  280    @     Starbucks Corp.                                    5,706
                  720          Target Corp.                                      21,600
                  110          Tiffany & Co.                                      2,630
                  400          TJX Cos., Inc.                                     7,808
                  730          Walgreen Co.                                      21,309
                1,320          Wal-Mart Stores, Inc.                             66,673
                   80          Wendy's Intl., Inc.                                2,166
                  240    @     Yum! Brands, Inc.                                  5,813
                                                                            -----------
                                                                                338,332
                                                                            -----------
                               SAVINGS & LOANS: 0.04%
                  180          Golden West Financial Corp.                       12,926
                1,000          Washington Mutual, Inc.                           34,530
                                                                            -----------
                                                                                 47,456
                                                                            -----------
                               SEMICONDUCTORS: 0.14%
                  260    @     Advanced Micro Devices, Inc.                       1,680
                  250    @     Altera Corp.                                       3,085
                  110    @     Analog Devices, Inc.                               2,626
                1,210    @     Applied Materials, Inc.                           15,766
                4,960          Intel Corp.                                       77,227
                  150    @     Kla-Tencor Corp.                                   5,306
                  220          Linear Technology Corp.                            5,658
                  420    @     LSI Logic Corp.                                    2,423
                  240          Maxim Integrated Products                          7,930
                  190    @     Micron Technology, Inc.                            1,851
                  140    @     National Semiconductor Corp.                       2,101
                  110    @     Novellus Systems, Inc.                             3,089

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES M

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
                  110    @     Nvidia Corp.                                 $     1,266
                  110    @     QLogic Corp.                                       3,796
                   70    @     Teradyne, Inc.                                       911
                1,280          Texas Instruments, Inc.                           19,213
                  260    @     Xilinx, Inc.                                       5,356
                                                                            -----------
                                                                                159,284
                                                                            -----------
                               SOFTWARE: 0.29%
                  180          Adobe Systems, Inc.                                4,464
                  100          Autodesk, Inc.                                     1,430
                  490          Automatic Data Processing                         19,232
                  270    @     BMC Software, Inc.                                 4,620
                  120    @     Citrix Systems, Inc.                               1,478
                  420          Computer Associates Intl., Inc.                    5,670
                  380    @     Compuware Corp.                                    1,824
                  150    @     Electronic Arts, Inc.                              7,465
                  580          First Data Corp.                                  20,538
                  150    @     Fiserv, Inc.                                       5,092
                  160    @     Intuit, Inc.                                       7,507
                   70    @     Mercury Interactive Corp.                          2,076
                3,920    @     Microsoft Corp.                                  202,664
                4,010    @     Oracle Corp.                                      43,308
                  240    @     Peoplesoft, Inc.                                   4,392
                  200    @     Rational Software Corp.                            2,078
                  550    @     Siebel Systems, Inc.                               4,114
                                                                            -----------
                                                                                337,952
                                                                            -----------
                               TELECOMMUNICATIONS: 0.29%
                  250          Alltel Corp.                                      12,750
                   60    @     Andrew Corp.                                         617
                  606          AT&T Corp.                                        15,823
                1,410          BellSouth Corp.                                   36,477
                   90          CenturyTel, Inc.                                   2,644
                  390    @     CIENA Corp.                                        2,005
                5,430    @     Cisco Systems, Inc.                               71,133
                  210    @     Citizens Communications Co.                        2,215
                  150    @     Comverse Technology, Inc.                          1,503
                1,790          Motorola, Inc.                                    15,484
                  710    @     Nextel Communications, Inc.                        8,201
                  230    @     Qualcomm, Inc.                                     8,370
                2,500          SBC Communications, Inc.                          67,775
                  160          Scientific-Atlanta, Inc.                           1,898
                  890          Sprint Corp.-FON Group                            12,887
                  250    @     Tellabs, Inc.                                      1,818
                2,010          Verizon Communications, Inc.                      77,888
                                                                            -----------
                                                                                339,488
                                                                            -----------
                               TEXTILES: 0.01%
                  120          Cintas Corp.                                       5,490
                                                                            -----------
                                                                                  5,490
                                                                            -----------
                               TOBACCO: 0.03%
                  660          Philip Morris Cos., Inc.                          26,750
                   70          RJ Reynolds Tobacco Holdings, Inc.                 2,948
                                                                            -----------
                                                                                 29,698
                                                                            -----------
                               TOYS/GAMES/HOBBIES: 0.01%
                  160          Hasbro, Inc.                                       1,848
                  490          Mattel, Inc.                                       9,384
                                                                            -----------
                                                                                 11,232
                                                                            -----------

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               TRANSPORTATION: 0.08%
                  280          Burlington Northern Santa Fe Corp.           $     7,283
                  240          FedEx Corp.                                       13,013
                  280          Norfolk Southern Corp.                             5,597
                  180          Union Pacific Corp.                               10,777
                  830          United Parcel Service, Inc.                       52,356
                                                                            -----------
                                                                                 89,026
                                                                            -----------
                               TRUCKING & LEASING: 0.00%
                   80          Ryder System, Inc.                                 1,795
                                                                            -----------
                                                                                  1,795
                                                                            -----------
                               Total Common Stock
                                (Cost $5,492,435)                             5,416,358
                                                                            -----------
      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 13.89%
                        REGIONAL (STATE/PROVINCE): 5.60%
     $      6,979,000   Tennessee Valley Authority,
                          Zero Coupon, due 01/15/06                           6,459,574
                                                                            -----------
                        SOVEREIGN: 8.29%
            2,962,000   FICO Strip,
                          Zero Coupon, due 04/06/06                           2,705,245
            5,984,000   Israel Trust,
                          Zero Coupon, due 05/15/06                           5,448,402
            1,560,000   Turkey Trust,
                          Zero Coupon, due 05/15/06                           1,420,372
                                                                            -----------
                                                                              9,574,019
                                                                            -----------
                        Total Bonds/Notes
                         (Cost $15,008,315)                                  16,033,593
                                                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.11%
                        FEDERAL HOME LOAN BANK SYSTEM: 19.78%
           25,000,000   Zero Coupon, due 06/13/06                            22,828,250
                                                                            -----------
                            FEDERAL HOME LOAN MORTGAGE CORPORATION --   STRIP: 6.60%
            2,538,000   Zero Coupon, due 03/15/06                             2,336,907
            5,800,000   Zero Coupon, due 07/15/06                             5,282,048
                                                                            -----------
                                                                              7,618,955
                                                                            -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 19.73%
           25,000,000   Zero Coupon, due 06/13/06                            22,777,400
                                                                            -----------
                        Total U.S. Government Agency Obligations
                          (Cost $49,253,278)                                 53,224,605
                                                                            -----------
U.S. TREASURY OBLIGATIONS: 34.85%
                        U.S. TREASURY STRIP: 34.85%
           25,503,000   Zero Coupon, due 05/15/06                            23,610,167
           17,906,000   Zero Coupon, due 05/15/06                            16,610,232
                                                                            -----------
                                                                             40,220,399
                                                                            -----------
                        Total U.S. Treasury Obligations
                          (Cost $37,904,526)                                 40,220,399
                                                                            -----------
                        Total Long-Term Investments
                          (Cost $107,658,554)                               114,894,955
                                                                            -----------

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES M

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.58%
     $        668,000   State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $668,045 to be received upon
                        repurchase (collateralized by $680,000 FHLMC,
                        2.260% Market Value $686,004 due 02/13/03)
                                                                            $   668,000
                                                                            -----------
                        Total Short-Term Investment
                          (Cost $668,000)                                       668,000
                                                                            -----------

                           TOTAL INVESTMENTS IN SECURITIES           100.12%  $115,562,955
                            (COST $108,326,554)*
                           OTHER ASSETS AND LIABILITIES-NET           -0.12%      (136,254)
                                                                     -------  ------------
                           NET ASSETS                                100.00%  $115,426,701
                                                                     =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $109,937,047. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                $5,925,361
                        Gross Unrealized Depreciation                                  (299,453)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $5,625,908
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES N

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
COMMON STOCK: 12.23%
                               ADVERTISING: 0.01%
                  590          Interpublic Group Cos., Inc.                  $     8,307
                                                                             -----------
                                                                                   8,307
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.24%
                1,650          Boeing Co.                                         54,433
                  440          General Dynamics Corp.                             34,923
                  150          Goodrich Corp.                                      2,748
                  980          Lockheed Martin Corp.                              56,595
                  370          Northrop Grumman Corp.                             35,924
                  320          Raytheon Co.                                        9,840
                  460          Rockwell Collins, Inc.                             10,700
                1,270          United Technologies Corp.                          78,664
                                                                             -----------
                                                                                 283,827
                                                                             -----------
                               AGRICULTURE: 0.01%
                  220          UST, Inc.                                           7,355
                                                                             -----------
                                                                                   7,355
                                                                             -----------
                               APPAREL: 0.06%
                  390    @     Jones Apparel Group, Inc.                          13,822
                  350          Liz Claiborne, Inc.                                10,378
                  590          Nike, Inc.                                         26,237
                  140    @     Reebok Intl. Ltd.                                   4,116
                  370          VF Corp.                                           13,339
                                                                             -----------
                                                                                  67,892
                                                                             -----------
                               AUTO MANUFACTURERS: 0.10%
                6,290          Ford Motor Co.                                     58,497
                1,250          General Motors Corp.                               46,075
                  250          Paccar, Inc.                                       11,533
                                                                             -----------
                                                                                 116,105
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.02%
                  110          Cooper Tire & Rubber Co.                            1,687
                  210          Dana Corp.                                          2,470
                  740          Delphi Corp.                                        5,957
                  260          Goodyear Tire & Rubber Co.                          1,771
                  210          Johnson Controls, Inc.                             16,836
                                                                             -----------
                                                                                  28,721
                                                                             -----------
                               BANKS: 0.92%
                  600          AmSouth Bancorp                                    11,520
                4,030          Bank of America Corp.                             280,367
                2,410          Bank One Corp.                                     88,085
                  390          BB&T Corp.                                         14,426
                  477          Charter One Financial, Inc.                        13,704
                  540          Comerica, Inc.                                     23,350
                  170          First Tennessee National Corp.                      6,110
                2,290          FleetBoston Financial Corp.                        55,647
                  490          Huntington Bancshares, Inc.                         9,168
                  940          Keycorp                                            23,632
                  310          Marshall & Ilsley Corp.                             8,488
                  330          Mellon Financial Corp.                              8,616
                1,350          National City Corp.                                36,882
                  360          North Fork Bancorporation, Inc.                    12,146
                  560          PNC Financial Services Group, Inc.                 23,464
                  660          Regions Financial Corp.                            22,018
                  720          SouthTrust Corp.                                   17,892
                  710          State Street Corp.                                 27,690
                  600          SunTrust Banks, Inc.                               34,152
                  600          Synovus Financial Corp.                            11,640
                  700          Union Planters Corp.                               19,698
                3,980          US Bancorp                                         84,456
                2,700          Wachovia Corp.                                     98,388

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                3,370          Wells Fargo & Co.                             $   157,952
                  140          Zions Bancorporation                                5,509
                                                                             -----------
                                                                               1,095,000
                                                                             -----------
                               BEVERAGES: 0.40%
                1,630          Anheuser-Busch Cos., Inc.                          78,892
                  100          Brown-Forman Corp.                                  6,536
                4,670          Coca-Cola Co.                                     204,639
                  980          Coca-Cola Enterprises, Inc.                        21,286
                   50          Coors (Adolph)                                      3,063
                  600          Pepsi Bottling Group, Inc.                         15,420
                3,360          PepsiCo, Inc.                                     141,859
                                                                             -----------
                                                                                 471,695
                                                                             -----------
                               BIOTECHNOLOGY: 0.13%
                2,552    @     Amgen, Inc.                                       123,364
                  280    @     Biogen, Inc.                                       11,217
                  440    @     Chiron Corp.                                       16,544
                                                                             -----------
                                                                                 151,125
                                                                             -----------
                               BUILDING MATERIALS: 0.03%
                  100    @     American Standard Cos., Inc.                        7,114
                1,130          Masco Corp.                                        23,787
                                                                             -----------
                                                                                  30,901
                                                                             -----------
                               CHEMICALS: 0.18%
                  540          Air Products & Chemicals, Inc.                     23,085
                  140          Ashland, Inc.                                       3,994
                2,240          Du Pont EI de Nemours & Co.                        94,976
                  100          Eastman Chemical Co.                                3,677
                  190          Ecolab, Inc.                                        9,405
                  250          Engelhard Corp.                                     5,588
                   70          Great Lakes Chemical Corp.                          1,672
                  190          International Flavors & Fragrances, Inc.            6,669
                  390          PPG Industries, Inc.                               19,559
                  360          Praxair, Inc.                                      20,797
                  490          Rohm & Haas Co.                                    15,915
                  190          Sherwin-Williams Co.                                5,368
                  100          Sigma-Aldrich Corp.                                 4,870
                                                                             -----------
                                                                                 215,575
                                                                             -----------
                               COMMERCIAL SERVICES: 0.09%
                  240    @     Apollo Group, Inc.                                 10,560
                1,140    @     Concord EFS, Inc.                                  17,944
                  350    @     Convergys Corp.                                     5,302
                  120          Deluxe Corp.                                        5,052
                  200          Equifax, Inc.                                       4,628
                  590          H&R Block, Inc.                                    23,718
                  690          McKesson Corp.                                     18,651
                  230          Moody's Corp.                                       9,497
                  300          Paychex, Inc.                                       8,370
                  150    @     Quintiles Transnational Corp.                       1,815
                  350    @     Robert Half Intl., Inc.                             5,639
                                                                             -----------
                                                                                 111,176
                                                                             -----------
                               COMPUTERS: 0.48%
                  680    @     Apple Computer, Inc.                                9,744
                  380    @     Computer Sciences Corp.                            13,091
                6,930    @     Dell Computer Corp.                               185,308
                5,710    @     EMC Corp.-Mass                                     35,059
                8,216          Hewlett-Packard Co.                               142,630
                1,340          International Business Machines Corp.             103,850
                  390    @     Lexmark Intl., Inc.                                23,595
                7,120    @     Sun Microsystems, Inc.                             22,143
                  630    @     Sungard Data Systems, Inc.                         14,843

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES N

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                  480    @     Unisys Corp.                                  $     4,752
                  940    @     Veritas Software Corp.                             14,683
                                                                             -----------
                                                                                 569,698
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.47%
                   70          Alberto-Culver Co.                                  3,528
                  190          Avon Products, Inc.                                10,235
                1,040          Colgate-Palmolive Co.                              54,527
                2,700          Gillette Co.                                       81,972
                1,000          Kimberly-Clark Corp.                               47,470
                4,160          Procter & Gamble Co.                              357,510
                                                                             -----------
                                                                                 555,242
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  170          WW Grainger, Inc.                                   8,764
                                                                             -----------
                                                                                   8,764
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 1.07%
                2,730          American Express Co.                               96,505
                  310          Bear Stearns Cos., Inc.                            18,414
                  720          Capital One Financial Corp.                        21,398
                  770          Charles Schwab Corp.                                8,355
               10,050          Citigroup, Inc.                                   353,659
                  350          Countrywide Financial Corp.                        18,078
                2,630          Fannie Mae                                        169,188
                  550          Franklin Resources, Inc.                           18,744
                2,340          Freddie Mac                                       138,177
                  380          Goldman Sachs Group, Inc.                          25,878
                  900          Household Intl., Inc.                              25,029
                4,110          JP Morgan Chase & Co.                              98,640
                  520          Lehman Brothers Holdings, Inc.                     27,711
                3,440          MBNA Corp.                                         65,429
                1,720          Merrill Lynch & Co., Inc.                          65,274
                2,170          Morgan Stanley                                     86,626
                  690    @     Providian Financial Corp.                           4,478
                  330          SLM Corp.                                          34,274
                                                                             -----------
                                                                               1,275,857
                                                                             -----------
                               ELECTRIC: 0.33%
                  260          Ameren Corp.                                       10,808
                  710          American Electric Power Co., Inc.                  19,404
                  380          Centerpoint Energy, Inc.                            3,230
                  230          Cinergy Corp.                                       7,756
                  230          CMS Energy Corp.                                    2,171
                  450          Consolidated Edison, Inc.                          19,269
                  220          Constellation Energy Group, Inc.                    6,120
                  600          Dominion Resources, Inc.                           32,940
                  360          DTE Energy Co.                                     16,704
                1,850          Duke Energy Corp.                                  36,149
                  680    @     Edison Intl.                                        8,058
                  430          Entergy Corp.                                      19,604
                  810          Exelon Corp.                                       42,744
                  630          FirstEnergy Corp.                                  20,771
                  380          FPL Group, Inc.                                    22,849
                  280          NiSource, Inc.                                      5,600
                1,170    @     PG&E Corp.                                         16,263
                  120          Pinnacle West Capital Corp.                         4,091
                  210          PPL Corp.                                           7,283
                  480          Progress Energy, Inc.                              20,808
                  470          Public Service Enterprise Group, Inc.              15,087
                1,460          Southern Co.                                       41,449

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                  200          TECO Energy, Inc.                             $     3,094
                  520          TXU Corp.                                           9,714
                  530          Xcel Energy, Inc.                                   5,830
                                                                             -----------
                                                                                 397,796
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.05%
                  690    @     American Power Conversion                          10,453
                  910          Emerson Electric Co.                               46,274
                  270          Molex, Inc.                                         6,221
                                                                             -----------
                                                                                  62,948
                                                                             -----------
                               ELECTRONICS: 0.05%
                  990    @     Agilent Technologies, Inc.                         17,780
                  370          Applera Corp. -- Applied Biosystems Group           6,490
                  590    @     Jabil Circuit, Inc.                                10,573
                  170          Parker Hannifin Corp.                               7,842
                1,070    @     Sanmina-SCI Corp.                                   4,804
                  190    @     Thermo Electron Corp.                               3,823
                  280    @     Waters Corp.                                        6,098
                                                                             -----------
                                                                                  57,410
                                                                             -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  280          Fluor Corp.                                         7,840
                                                                             -----------
                                                                                   7,840
                                                                             -----------
                               ENTERTAINMENT: 0.01%
                  190    @     International Game Technology                      14,425
                                                                             -----------
                                                                                  14,425
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.03%
                  290    @     Allied Waste Industries, Inc.                       2,900
                1,370          Waste Management, Inc.                             31,400
                                                                             -----------
                                                                                  34,300
                                                                             -----------
                               FOOD: 0.22%
                  910          Albertson's, Inc.                                  20,257
                1,440          Archer-Daniels-Midland Co.                         17,856
                  860          Campbell Soup Co.                                  20,184
                1,170          ConAgra Foods, Inc.                                29,265
                  210          General Mills, Inc.                                 9,860
                  300          Hershey Foods Corp.                                20,232
                  760          HJ Heinz Co.                                       24,981
                  910          Kellogg Co.                                        31,186
                1,700    @     Kroger Co.                                         26,265
                1,440          Sara Lee Corp.                                     32,414
                  260          Supervalu, Inc.                                     4,293
                  230          Winn-Dixie Stores, Inc.                             3,514
                  420          Wm Wrigley Jr Co.                                  23,050
                                                                             -----------
                                                                                 263,357
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.06%
                   70          Boise Cascade Corp.                                 1,765
                  340          Georgia-Pacific Corp.                               5,494
                1,100          International Paper Co.                            38,467
                  220          MeadWestvaco Corp.                                  5,436
                  280          Plum Creek Timber Co., Inc.                         6,608
                   60          Temple-Inland, Inc.                                 2,689
                  130          Weyerhaeuser Co.                                    6,397
                                                                             -----------
                                                                                  66,856
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES N

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               GAS: 0.02%
                  190          KeySpan Corp.                                 $     6,696
                  110          Nicor, Inc.                                         3,743
                   50          Peoples Energy Corp.                                1,933
                  600          Sempra Energy                                      14,190
                                                                             -----------
                                                                                  26,562
                                                                             -----------
                               HAND/MACHINE TOOLS: 0.01%
                  260          Black & Decker Corp.                               11,151
                   80          Snap-On, Inc.                                       2,249
                  110          Stanley Works                                       3,804
                                                                             -----------
                                                                                  17,204
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.39%
                  820          Becton Dickinson & Co.                             25,166
                  800    @     Boston Scientific Corp.                            34,016
                   60          CR Bard, Inc.                                       3,480
                  970    @     Guidant Corp.                                      29,925
                5,910          Johnson & Johnson                                 317,426
                  540    @     St. Jude Medical, Inc.                             21,449
                  440          Stryker Corp.                                      29,533
                  160    @     Zimmer Holdings, Inc.                               6,643
                                                                             -----------
                                                                                 467,638
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.19%
                  480    A     Aetna, Inc.                                        19,738
                  470    @     Anthem, Inc.                                       29,563
                1,010          HCA, Inc.                                          41,915
                  360          Health Management Associates, Inc.                  6,444
                  240    @     Humana, Inc.                                        2,400
                  200    @     Manor Care, Inc.                                    3,722
                  220    @     Quest Diagnostics                                  12,518
                1,070    @     Tenet Healthcare Corp.                             17,548
                  670          UnitedHealth Group, Inc.                           55,945
                  460    @     WellPoint Health Networks                          32,734
                                                                             -----------
                                                                                 222,527
                                                                             -----------
                               HOME BUILDERS: 0.02%
                  210          Centex Corp.                                       10,542
                  110          KB Home                                             4,714
                   80          Pulte Homes, Inc.                                   3,830
                                                                             -----------
                                                                                  19,086
                                                                             -----------
                               HOME FURNISHINGS: 0.01%
                  250          Leggett & Platt, Inc.                               5,610
                  100          Maytag Corp.                                        2,850
                   90          Whirlpool Corp.                                     4,700
                                                                             -----------
                                                                                  13,160
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.05%
                  310          Avery Dennison Corp.                               18,935
                  540          Clorox Co.                                         22,275
                  300          Fortune Brands, Inc.                               13,953
                                                                             -----------
                                                                                  55,163
                                                                             -----------
                               HOUSEWARES: 0.01%
                  600          Newell Rubbermaid, Inc.                            18,198
                                                                             -----------
                                                                                  18,198
                                                                             -----------
                               INSURANCE: 0.55%
                  560    @@    ACE Ltd                                            16,430
                1,100          Aflac, Inc.                                        33,132
                1,390          Allstate Corp.                                     51,416
                  230          AMBAC Financial Group, Inc.                        12,935

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                2,060          American Intl. Group                          $   119,171
                  460          AON Corp.                                           8,689
                  150          Chubb Corp.                                         7,830
                  440          Cigna Corp.                                        18,093
                  210          Cincinnati Financial Corp.                          7,885
                  540          Hartford Financial Services Group, Inc.            24,532
                  200          Jefferson-Pilot Corp.                               7,622
                  610          John Hancock Financial Services, Inc.              17,019
                  280          Lincoln National Corp.                              8,842
                  400          Loews Corp.                                        17,784
                1,150          Marsh & McLennan Cos., Inc.                        53,142
                  320          MBIA, Inc.                                         14,035
                1,550          Metlife, Inc.                                      41,912
                  330          MGIC Investment Corp.                              13,629
                  780          Principal Financial Group                          23,501
                  630          Progressive Corp.                                  31,267
                1,240          Prudential Financial, Inc.                         39,358
                  210          Safeco Corp.                                        7,281
                  120          St. Paul Cos.                                       4,086
                  150          Torchmark Corp.                                     5,480
                2,614    @     Travelers Property Casualty Corp.                  38,295
                  750          UnumProvident Corp.                                13,155
                  300    @@    XL Capital Ltd                                     23,175
                                                                             -----------
                                                                                 659,696
                                                                             -----------
                               INTERNET: 0.03%
                  270    @     eBay, Inc.                                         18,311
                1,360    @     Yahoo, Inc.                                        22,236
                                                                             -----------
                                                                                  40,547
                                                                             -----------
                               IRON/STEEL: 0.01%
                  140          Nucor Corp.                                         5,782
                  250          United States Steel Corp.                           3,280
                                                                             -----------
                                                                                   9,062
                                                                             -----------
                               LEISURE TIME: 0.03%
                  170          Brunswick Corp.                                     3,376
                  470          Carnival Corp.                                     11,726
                  250          Harley-Davidson, Inc.                              11,550
                  240    @     Sabre Holdings Corp.                                4,346
                                                                             -----------
                                                                                  30,998
                                                                             -----------
                               LODGING: 0.02%
                  340    @     Harrah's Entertainment, Inc.                       13,464
                  550          Hilton Hotels Corp.                                 6,991
                  280          Starwood Hotels & Resorts Worldwide, Inc.           6,647
                                                                             -----------
                                                                                  27,102
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.03%
                  520          Deere & Co.                                        23,842
                  280          Dover Corp.                                         8,165
                  240          Rockwell Automation, Inc.                           4,970
                                                                             -----------
                                                                                  36,977
                                                                             -----------
                               MEDIA: 0.39%
                3,960    @     AOL Time Warner, Inc.                              51,876
                1,200    @     Clear Channel Communications, Inc.                 44,748
                2,029    @     Comcast Corp.                                      47,823
                  590          Gannett Co., Inc.                                  42,362
                  110          Knight-Ridder, Inc.                                 6,958
                  410          McGraw-Hill Cos., Inc.                             24,780
                  120          Meredith Corp.                                      4,933
                  140          New York Times Co.                                  6,402

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES N

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                  660          Tribune Co.                                   $    30,004
                3,510    @     Viacom, Inc.                                      143,068
                4,020          Walt Disney Co.                                    65,566
                                                                             -----------
                                                                                 468,520
                                                                             -----------
                               MINING: 0.03%
                  220    @     Freeport-McMoRan Copper & Gold, Inc.                3,692
                  920          Newmont Mining Corp.                               26,708
                  170    @     Phelps Dodge Corp.                                  5,381
                                                                             -----------
                                                                                  35,781
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.68%
                  820          3M Co.                                            101,106
                  200          Cooper Industries Ltd.                              7,290
                   90          Crane Co.                                           1,794
                  330          Danaher Corp.                                      21,681
                  840          Eastman Kodak Co.                                  29,434
                  100          Eaton Corp.                                         7,811
               19,780          General Electric Co.                              481,643
                1,850          Honeywell Intl., Inc.                              44,400
                  590          Illinois Tool Works, Inc.                          38,267
                  350    @@    Ingersoll-Rand Co.                                 15,071
                  260          ITT Industries, Inc.                               15,779
                  170          Pall Corp.                                          2,836
                  370          Textron, Inc.                                      15,906
                1,580    @@    Tyco Intl. Ltd.                                    26,986
                                                                             -----------
                                                                                 810,004
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.03%
                  540          Pitney Bowes, Inc.                                 17,636
                1,520    @     Xerox Corp.                                        12,236
                                                                             -----------
                                                                                  29,872
                                                                             -----------
                               OIL & GAS: 0.65%
                  250          Amerada Hess Corp.                                 13,762
                  510          Anadarko Petroleum Corp.                           24,429
                  370          Apache Corp.                                       21,086
                  400          Burlington Resources, Inc.                         17,060
                  840          ChevronTexaco Corp.                                55,843
                1,381          ConocoPhillips                                     66,826
                  310          Devon Energy Corp.                                 14,229
               13,240          Exxon Mobil Corp.                                 462,606
                  630          Marathon Oil Corp.                                 13,413
                  260   @,@@   Nabors Industries Ltd.                              9,170
                  390    @     Noble Corp.                                        13,708
                  770          Occidental Petroleum Corp.                         21,907
                  170          Rowan Cos., Inc.                                    3,859
                1,050          Transocean, Inc.                                   24,360
                  540          Unocal Corp.                                       16,513
                                                                             -----------
                                                                                 778,771
                                                                             -----------
                               OIL & GAS SERVICES: 0.02%
                  290          Baker Hughes, Inc.                                  9,335
                  840          Halliburton Co.                                    15,716
                                                                             -----------
                                                                                  25,051
                                                                             -----------
                               PACKAGING & CONTAINERS: 0.02%
                  150          Ball Corp.                                          7,678
                   90          Bemis Co.                                           4,467
                  290    @     Pactiv Corp.                                        6,339
                                                                             -----------
                                                                                  18,484
                                                                             -----------

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               PHARMACEUTICALS: 0.86%
                  120          Allergan, Inc.                                $     6,914
                  220          AmerisourceBergen Corp.                            11,948
                  970          Cardinal Health, Inc.                              57,414
                  410    @     Forest Laboratories, Inc.                          40,270
                  360    @     King Pharmaceuticals, Inc.                          6,188
                4,450          Merck & Co., Inc.                                 251,915
               12,230          Pfizer, Inc.                                      373,871
                2,560          Pharmacia Corp.                                   107,008
                2,880          Schering-Plough Corp.                              63,936
                  160    @     Watson Pharmaceuticals, Inc.                        4,523
                2,630          Wyeth                                              98,362
                                                                             -----------
                                                                               1,022,349
                                                                             -----------
                               PIPELINES: 0.01%
                  180          Kinder Morgan, Inc.                                 7,609
                                                                             -----------
                                                                                   7,609
                                                                             -----------
                               REITS: 0.03%
                  880          Equity Office Properties Trust                     21,982
                  250          Simon Property Group, Inc.                          8,518
                                                                             -----------
                                                                                  30,500
                                                                             -----------
                               RETAIL: 0.75%
                  200    @     Autozone, Inc.                                     14,130
                  650    @     Bed Bath & Beyond, Inc.                            22,444
                  690    @     Best Buy Co., Inc.                                 16,663
                  250    @     Big Lots, Inc.                                      3,307
                  850          CVS Corp.                                          21,224
                  305          Darden Restaurants, Inc.                            6,237
                  170          Dillard's, Inc.                                     2,696
                  520          Dollar General Corp.                                6,214
                  260          Family Dollar Stores                                8,115
                  300    @     Federated Department Stores                         8,628
                2,990          Gap, Inc. (The)                                    46,405
                4,660          Home Depot, Inc.                                  111,654
                  870          JC Penney Co., Inc.                                20,019
                  750    @     Kohl's Corp.                                       41,963
                2,120          Lowe's Cos., Inc.                                  79,500
                1,460          Ltd. Brands                                        20,338
                  590          May Department Stores Co.                          13,558
                2,790          McDonald's Corp.                                   44,863
                  170          Nordstrom, Inc.                                     3,225
                  770    @     Office Depot, Inc.                                 11,365
                  540          RadioShack Corp.                                   10,120
                1,580    @     Staples, Inc.                                      28,914
                  880    @     Starbucks Corp.                                    17,934
                1,820          Target Corp.                                       54,600
                  200          Tiffany & Co.                                       4,782
                1,180          TJX Cos., Inc.                                     23,034
                1,960          Walgreen Co.                                       57,212
                3,530          Wal-Mart Stores, Inc.                             178,300
                  140          Wendy's Intl., Inc.                                 3,790
                  420    @     Yum! Brands, Inc.                                  10,172
                                                                             -----------
                                                                                 891,406
                                                                             -----------
                               SAVINGS & LOANS: 0.11%
                  510          Golden West Financial Corp.                        36,623
                2,670          Washington Mutual, Inc.                            92,195
                                                                             -----------
                                                                                 128,818
                                                                             -----------
                               SEMICONDUCTORS: 0.37%
                  460    @     Advanced Micro Devices, Inc.                        2,972
                  860    @     Altera Corp.                                       10,612
                  300    @     Analog Devices, Inc.                                7,161
                3,580    @     Applied Materials, Inc.                            46,647

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES N

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
               13,300          Intel Corp.                                   $   207,081
                  430    @     Kla-Tencor Corp.                                   15,209
                  680          Linear Technology Corp.                            17,490
                  410    @     LSI Logic Corp.                                     2,366
                  720          Maxim Integrated Products                          23,789
                  500    @     Micron Technology, Inc.                             4,870
                  250    @     National Semiconductor Corp.                        3,753
                  410    @     Novellus Systems, Inc.                             11,513
                  170    @     Nvidia Corp.                                        1,957
                  280    @     QLogic Corp.                                        9,663
                  240    @     Teradyne, Inc.                                      3,122
                3,410          Texas Instruments, Inc.                            51,184
                  770    @     Xilinx, Inc.                                       15,862
                                                                             -----------
                                                                                 435,251
                                                                             -----------
                               SOFTWARE: 0.79%
                  500          Adobe Systems, Inc.                                12,400
                  250          Autodesk, Inc.                                      3,575
                1,200          Automatic Data Processing                          47,100
                  810    @     BMC Software, Inc.                                 13,859
                  150    @     Citrix Systems, Inc.                                1,848
                1,270          Computer Associates Intl., Inc.                    17,145
                  680    @     Compuware Corp.                                     3,264
                  420    @     Electronic Arts, Inc.                              20,903
                1,480          First Data Corp.                                   52,407
                  420    @     Fiserv, Inc.                                       14,259
                  460    @     Intuit, Inc.                                       21,583
                  260    @     Mercury Interactive Corp.                           7,709
               10,520    @     Microsoft Corp.                                   543,884
               14,290    @     Oracle Corp.                                      154,332
                  690    @     Peoplesoft, Inc.                                   12,627
                  370    @     Rational Software Corp.                             3,844
                1,430    @     Siebel Systems, Inc.                               10,696
                                                                             -----------
                                                                                 941,435
                                                                             -----------
                               TELECOMMUNICATIONS: 0.76%
                  670          Alltel Corp.                                       34,170
                  170    @     Andrew Corp.                                        1,748
                1,660          AT&T Corp.                                         43,343
                3,690          BellSouth Corp.                                    95,460
                  290          CenturyTel, Inc.                                    8,520
                  720    @     CIENA Corp.                                         3,701
               14,570    @     Cisco Systems, Inc.                               190,867
                  440    @     Citizens Communications Co.                         4,642
                  220    @     Comverse Technology, Inc.                           2,204
                5,070          Motorola, Inc.                                     43,856
                1,880    @     Nextel Communications, Inc.                        21,714
                  620    @     Qualcomm, Inc.                                     22,562
                6,520          SBC Communications, Inc.                          176,757
                  290          Scientific-Atlanta, Inc.                            3,439
                2,570          Sprint Corp.-FON Group                             37,214
                  460    @     Tellabs, Inc.                                       3,344
                5,380          Verizon Communications, Inc.                      208,475
                                                                             -----------
                                                                                 902,016
                                                                             -----------
                               TEXTILES: 0.01%
                  370          Cintas Corp.                                       16,927
                                                                             -----------
                                                                                  16,927
                                                                             -----------
                               TOBACCO: 0.14%
                3,910          Philip Morris Cos., Inc.                          158,472
                  140          RJ Reynolds Tobacco Holdings, Inc.                  5,895
                                                                             -----------
                                                                                 164,367
                                                                             -----------

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               TOYS/GAMES/HOBBIES: 0.02%
                  200          Hasbro, Inc.                                  $     2,310
                1,400          Mattel, Inc.                                       26,810
                                                                             -----------
                                                                                  29,120
                                                                             -----------
                               TRANSPORTATION: 0.21%
                  820          Burlington Northern Santa Fe Corp.                 21,328
                  650          FedEx Corp.                                        35,243
                  730          Norfolk Southern Corp.                             14,593
                  560          Union Pacific Corp.                                33,527
                2,210          United Parcel Service, Inc.                       139,407
                                                                             -----------
                                                                                 244,098
                                                                             -----------
                               TRUCKING & LEASING: 0.00%
                  140          Ryder System, Inc.                                  3,142
                                                                             -----------
                                                                                   3,142
                                                                             -----------
                               Total Common Stock
                                  (Cost $14,872,786)                          14,529,613
                                                                             -----------
      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
BONDS/NOTES: 3.57%
                        DIVERSIFIED FINANCIAL SERVICES: 3.57%
     $      4,000,000   General Electric Capital Corp.,
                          5.000%, due 06/15/07                                 4,239,612
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $4,193,897)                                    4,239,612
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.95%
                        FEDERAL HOME LOAN BANK SYSTEM: 22.76%
           30,000,000   Zero Coupon, due 09/15/06                             27,037,920
                                                                             -----------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION --   STRIP:
                                              11.43%
            3,750,000   Zero Coupon, due 01/15/07                              3,338,737
            5,000,000   Zero Coupon, due 07/15/06                              4,553,490
            6,250,000   Zero Coupon, due 07/15/06                              5,691,862
                                                                             -----------
                                                                              13,584,089
                                                                             -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.76%
           30,000,000   Zero Coupon, due 09/15/06                             27,037,920
                                                                             -----------
                        Total U.S. Government Agency Obligations
                          (Cost $64,017,674)                                  67,659,929
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 26.63%
                        U.S. TREASURY STRIP: 26.63%
            2,676,000   Zero Coupon, due 02/15/07                              2,409,607
            6,109,000   Zero Coupon, due 02/15/07                              5,503,097
              120,000   Zero Coupon, due 05/15/06                                111,094
           25,462,000   Zero Coupon, due 05/15/06                             23,619,442
                                                                             -----------
                                                                              31,643,240
                                                                             -----------
                        Total U.S. Treasury Obligations
                          (Cost $30,255,687)                                  31,643,240
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $113,340,044)                                118,072,394
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES N

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.72%
     $        856,000   State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $856,057 to be received upon
                        repurchase (collateralized by $865,000 FHLMC,
                        3.550% Market Value $877,748 due 03/2604)            $   856,000
                                                                             -----------
                        Total Short-Term Investment
                          (Cost $856,000)                                        856,000
                                                                             -----------

                         TOTAL INVESTMENTS IN SECURITIES             100.10%  $118,928,394
                          (COST $114,196,044)*
                         OTHER ASSETS AND LIABILITIES-NET             -0.10%      (113,803)
                                                                     -------  ------------
                         NET ASSETS                                  100.00%  $118,814,591
                                                                     =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $116,585,294. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                $3,013,290
                        Gross Unrealized Depreciation                                  (670,190)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $2,343,100
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES P

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 4.72%
                               ADVERTISING: 0.00%
             360               Interpublic Group Cos., Inc.                 $      5,069
                                                                            ------------
                                                                                   5,069
                                                                            ------------
                               AEROSPACE/DEFENSE: 0.09%
           1,190               Boeing Co.                                         39,258
             280               General Dynamics Corp.                             22,224
             200               Goodrich Corp.                                      3,664
             650               Lockheed Martin Corp.                              37,537
             267               Northrop Grumman Corp.                             25,877
             230               Raytheon Co.                                        7,073
             410               Rockwell Collins, Inc.                              9,537
             900               United Technologies Corp.                          55,746
                                                                            ------------
                                                                                 200,916
                                                                            ------------
                               AGRICULTURE: 0.01%
             300               Monsanto Co.                                        5,775
             230               UST, Inc.                                           7,689
                                                                            ------------
                                                                                  13,464
                                                                            ------------
                               APPAREL: 0.02%
             280         @     Jones Apparel Group, Inc.                           9,923
             260               Liz Claiborne, Inc.                                 7,709
             370               Nike, Inc.                                         16,454
             100         @     Reebok Intl. Ltd.                                   2,940
             220               VF Corp.                                            7,931
                                                                            ------------
                                                                                  44,957
                                                                            ------------
                               AUTO MANUFACTURERS: 0.04%
           4,490               Ford Motor Co.                                     41,757
             780               General Motors Corp.                               28,751
             175               Paccar, Inc.                                        8,073
                                                                            ------------
                                                                                  78,581
                                                                            ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
             130               Cooper Tire & Rubber Co.                            1,994
             260               Dana Corp.                                          3,058
             510               Delphi Corp.                                        4,105
             200               Goodyear Tire & Rubber Co.                          1,362
             140               Johnson Controls, Inc.                             11,224
                                                                            ------------
                                                                                  21,743
                                                                            ------------
                               BANKS: 0.34%
             340               AmSouth Bancorp                                     6,528
           2,840               Bank of America Corp.                             197,579
           1,630               Bank One Corp.                                     59,576
             270               BB&T Corp.                                          9,987
             323               Charter One Financial, Inc.                         9,280
             330               Comerica, Inc.                                     14,269
             190               First Tennessee National Corp.                      6,829
           1,460               FleetBoston Financial Corp.                        35,478
             410               Huntington Bancshares, Inc.                         7,671
             600               Keycorp                                            15,084
             300               Marshall & Ilsley Corp.                             8,214
             250               Mellon Financial Corp.                              6,528
             880               National City Corp.                                24,042
             230               North Fork Bancorporation, Inc.                     7,760
             380               PNC Financial Services Group, Inc.                 15,922
             420               Regions Financial Corp.                            14,011
             510               SouthTrust Corp.                                   12,674
             480               State Street Corp.                                 18,720
             410               SunTrust Banks, Inc.                               23,337
             420               Synovus Financial Corp.                             8,148
             380               Union Planters Corp.                               10,693
           2,720               US Bancorp                                         57,718

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           1,830               Wachovia Corp.                               $     66,685
           2,390               Wells Fargo & Co.                                 112,019
             110               Zions Bancorporation                                4,328
                                                                            ------------
                                                                                 753,080
                                                                            ------------
                               BEVERAGES: 0.15%
           1,160               Anheuser-Busch Cos., Inc.                          56,144
              80               Brown-Forman Corp.                                  5,229
           3,360               Coca-Cola Co.                                     147,235
             440               Coca-Cola Enterprises, Inc.                         9,557
              60               Coors (Adolph)                                      3,675
             380               Pepsi Bottling Group, Inc.                          9,766
           2,330               PepsiCo, Inc.                                      98,373
                                                                            ------------
                                                                                 329,979
                                                                            ------------
                               BIOTECHNOLOGY: 0.05%
           1,824         @     Amgen, Inc.                                        88,172
             100         @     Biogen, Inc.                                        4,006
             280         @     Chiron Corp.                                       10,528
                                                                            ------------
                                                                                 102,706
                                                                            ------------
                               BUILDING MATERIALS: 0.01%
              90         @     American Standard Cos., Inc.                        6,403
             720               Masco Corp.                                        15,156
                                                                            ------------
                                                                                  21,559
                                                                            ------------
                               CHEMICALS: 0.07%
             350               Air Products & Chemicals, Inc.                     14,962
             120               Ashland, Inc.                                       3,424
           1,520               Du Pont EI de Nemours & Co.                        64,448
             130               Eastman Chemical Co.                                4,780
             200               Ecolab, Inc.                                        9,900
             180               Engelhard Corp.                                     4,023
              60               Great Lakes Chemical Corp.                          1,433
             230               International Flavors & Fragrances, Inc.            8,073
             260               PPG Industries, Inc.                               13,039
             260               Praxair, Inc.                                      15,020
             360               Rohm & Haas Co.                                    11,693
             200               Sherwin-Williams Co.                                5,650
             100               Sigma-Aldrich Corp.                                 4,870
                                                                            ------------
                                                                                 161,315
                                                                            ------------
                               COMMERCIAL SERVICES: 0.04%
             260         @     Apollo Group, Inc.                                 11,440
             490         @     Concord EFS, Inc.                                   7,713
             240         @     Convergys Corp.                                     3,636
             130               Deluxe Corp.                                        5,473
             200               Equifax, Inc.                                       4,628
             430               H&R Block, Inc.                                    17,286
             440               McKesson Corp.                                     11,893
             220               Moody's Corp.                                       9,084
             210               Paychex, Inc.                                       5,859
             190         @     Quintiles Transnational Corp.                       2,299
             210         @     Robert Half Intl., Inc.                             3,383
                                                                            ------------
                                                                                  82,694
                                                                            ------------
                               COMPUTERS: 0.19%
             480         @     Apple Computer, Inc.                                6,878
             230         @     Computer Sciences Corp.                             7,923
           4,940         @     Dell Computer Corp.                               132,096
           4,090         @     EMC Corp.-Mass.                                    25,113
           5,819               Hewlett-Packard Co.                               101,018
             950               International Business Machines Corp.              73,625
             280         @     Lexmark Intl., Inc.                                16,940
           9,950         @     Sun Microsystems, Inc.                             30,945
             380         @     Sungard Data Systems, Inc.                          8,953

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
             540         @     Unisys Corp.                                 $      5,346
             390         @     Veritas Software Corp.                              6,092
                                                                            ------------
                                                                                 414,929
                                                                            ------------
                               COSMETICS/PERSONAL CARE: 0.18%
              90               Alberto-Culver Co.                                  4,536
             140               Avon Products, Inc.                                 7,542
             740               Colgate-Palmolive Co.                              38,798
           1,920               Gillette Co.                                       58,291
             700               Kimberly-Clark Corp.                               33,229
           2,970               Procter & Gamble Co.                              255,242
                                                                            ------------
                                                                                 397,638
                                                                            ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
             130               WW Grainger, Inc.                                   6,701
                                                                            ------------
                                                                                   6,701
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.41%
           1,840               American Express Co.                               65,044
             220               Bear Stearns Cos., Inc.                            13,068
             510               Capital One Financial Corp.                        15,157
             540               Charles Schwab Corp.                                5,859
           7,250               Citigroup, Inc.                                   255,127
             290               Countrywide Financial Corp.                        14,978
           1,880               Fannie Mae                                        120,940
             380               Franklin Resources, Inc.                           12,950
           1,680               Freddie Mac                                        99,204
             260               Goldman Sachs Group, Inc.                          17,706
             660               Household Intl., Inc.                              18,355
           2,820               JP Morgan Chase & Co.                              67,680
             340               Lehman Brothers Holdings, Inc.                     18,119
           2,475               MBNA Corp.                                         47,075
           1,210               Merrill Lynch & Co., Inc.                          45,920
           1,540               Morgan Stanley                                     61,477
             430         @     Providian Financial Corp.                           2,791
             220               SLM Corp.                                          22,849
                                                                            ------------
                                                                                 904,299
                                                                            ------------
                               ELECTRIC: 0.14%
             210               Ameren Corp.                                        8,730
             480               American Electric Power Co., Inc.                  13,118
             520               Centerpoint Energy, Inc.                            4,420
             230               Cinergy Corp.                                       7,756
             240               CMS Energy Corp.                                    2,266
             300               Consolidated Edison, Inc.                          12,846
             250               Constellation Energy Group, Inc.                    6,955
             370               Dominion Resources, Inc.                           20,313
             310               DTE Energy Co.                                     14,384
           1,210               Duke Energy Corp.                                  23,643
             550         @     Edison Intl.                                        6,517
             320               Entergy Corp.                                      14,589
             600               Exelon Corp.                                       31,662
             410               FirstEnergy Corp.                                  13,518
             250               FPL Group, Inc.                                    15,032
             340               NiSource, Inc.                                      6,800
             980         @     PG&E Corp.                                         13,622
             130               Pinnacle West Capital Corp.                         4,432
             330               PPL Corp.                                          11,444
             330               Progress Energy, Inc.                              14,306
             310               Public Service Enterprise Group, Inc.               9,951
             980               Southern Co.                                       27,822

----------------------------------------------------------------------------------------
       Shares                                                                  Value
             250               TECO Energy, Inc.                            $      3,868
             590               TXU Corp.                                          11,021
             360               Xcel Energy, Inc.                                   3,960
                                                                            ------------
                                                                                 302,975
                                                                            ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
             510         @     American Power Conversion                           7,726
             580               Emerson Electric Co.                               29,493
             260               Molex, Inc.                                         5,990
                                                                            ------------
                                                                                  43,209
                                                                            ------------
                               ELECTRONICS: 0.02%
             730         @     Agilent Technologies, Inc.                         13,111
             460               Applera Corp. -- Applied Biosystems Group           8,068
             430         @     Jabil Circuit, Inc.                                 7,706
             250               Parker Hannifin Corp.                              11,533
             130         @     Tektronix, Inc.                                     2,365
              90         @     Thermo Electron Corp.                               1,811
             160         @     Waters Corp.                                        3,485
                                                                            ------------
                                                                                  48,079
                                                                            ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
             160               Fluor Corp.                                         4,480
                                                                            ------------
                                                                                   4,480
                                                                            ------------
                               ENTERTAINMENT: 0.00%
             120         @     International Game Technology                       9,110
                                                                            ------------
                                                                                   9,110
                                                                            ------------
                               ENVIRONMENTAL CONTROL: 0.01%
             360         @     Allied Waste Industries, Inc.                       3,600
             850               Waste Management, Inc.                             19,482
                                                                            ------------
                                                                                  23,082
                                                                            ------------
                               FOOD: 0.08%
             400               Albertson's, Inc.                                   8,904
             630               Archer-Daniels-Midland Co.                          7,812
             400               Campbell Soup Co.                                   9,388
             740               ConAgra Foods, Inc.                                18,507
               1         @     Del Monte Foods Co.                                     7
             190               General Mills, Inc.                                 8,920
             190               Hershey Foods Corp.                                12,814
             470               HJ Heinz Co.                                       15,449
             540               Kellogg Co.                                        18,506
           1,080         @     Kroger Co.                                         16,686
           1,030               Sara Lee Corp.                                     23,185
             210               Supervalu, Inc.                                     3,467
             300               Winn-Dixie Stores, Inc.                             4,584
             300               Wm Wrigley Jr Co.                                  16,464
                                                                            ------------
                                                                                 164,693
                                                                            ------------
                               FOREST PRODUCTS & PAPER: 0.02%
              90               Boise Cascade Corp.                                 2,270
             230               Georgia-Pacific Corp.                               3,717
             750               International Paper Co.                            26,227
             310               MeadWestvaco Corp.                                  7,660
             240               Plum Creek Timber Co., Inc.                         5,664
              30               Temple-Inland, Inc.                                 1,344
             140               Weyerhaeuser Co.                                    6,889
                                                                            ------------
                                                                                  53,771
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               GAS: 0.01%
             190               KeySpan Corp.                                $      6,696
             120               Nicor, Inc.                                         4,084
              40               Peoples Energy Corp.                                1,546
             290               Sempra Energy                                       6,859
                                                                            ------------
                                                                                  19,185
                                                                            ------------
                               HAND/MACHINE TOOLS: 0.01%
             170               Black & Decker Corp.                                7,291
             100               Snap-On, Inc.                                       2,811
             130               Stanley Works                                       4,495
                                                                            ------------
                                                                                  14,597
                                                                            ------------
                               HEALTHCARE -- PRODUCTS: 0.15%
              70               Bausch & Lomb, Inc.                                 2,520
             390               Becton Dickinson & Co.                             11,969
             580         @     Boston Scientific Corp.                            24,662
              90               CR Bard, Inc.                                       5,220
             720         @     Guidant Corp.                                      22,212
           4,230               Johnson & Johnson                                 227,193
             360         @     St. Jude Medical, Inc.                             14,299
             290               Stryker Corp.                                      19,465
             120         @     Zimmer Holdings, Inc.                               4,982
                                                                            ------------
                                                                                 332,522
                                                                            ------------
                               HEALTHCARE -- SERVICES: 0.08%
             370         A     Aetna, Inc.                                        15,214
             340         @     Anthem, Inc.                                       21,386
             710               HCA, Inc.                                          29,465
             330               Health Management Associates, Inc.                  5,907
             220         @     Humana, Inc.                                        2,200
             130         @     Manor Care, Inc.                                    2,419
             140         @     Quest Diagnostics                                   7,966
             515         @     Tenet Healthcare Corp.                              8,446
             590               UnitedHealth Group, Inc.                           49,265
             350         @     WellPoint Health Networks                          24,906
                                                                            ------------
                                                                                 167,174
                                                                            ------------
                               HOME BUILDERS: 0.01%
             140               Centex Corp.                                        7,028
             130               KB Home                                             5,570
              90               Pulte Homes, Inc.                                   4,308
                                                                            ------------
                                                                                  16,906
                                                                            ------------
                               HOME FURNISHINGS: 0.01%
             270               Leggett & Platt, Inc.                               6,059
             120               Maytag Corp.                                        3,420
             120               Whirlpool Corp.                                     6,266
                                                                            ------------
                                                                                  15,745
                                                                            ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.02%
             210               Avery Dennison Corp.                               12,827
             390               Clorox Co.                                         16,087
             230               Fortune Brands, Inc.                               10,697
                                                                            ------------
                                                                                  39,611
                                                                            ------------
                               HOUSEWARES: 0.01%
             380               Newell Rubbermaid, Inc.                            11,525
                                                                            ------------
                                                                                  11,525
                                                                            ------------
                               INSURANCE: 0.21%
             360         @@    ACE Ltd.                                           10,562
             720               Aflac, Inc.                                        21,686
             950               Allstate Corp.                                     35,140
             150               AMBAC Financial Group, Inc.                         8,436

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           1,470               American Intl. Group                         $     85,039
             430               AON Corp.                                           8,123
              90               Chubb Corp.                                         4,698
             260               Cigna Corp.                                        10,691
             250               Cincinnati Financial Corp.                          9,387
             350               Hartford Financial Services Group, Inc.            15,900
             210               Jefferson-Pilot Corp.                               8,003
             420               John Hancock Financial Services, Inc.              11,718
             220               Lincoln National Corp.                              6,948
             270               Loews Corp.                                        12,004
             760               Marsh & McLennan Cos., Inc.                        35,120
             210               MBIA, Inc.                                          9,211
             920               Metlife, Inc.                                      24,877
             230               MGIC Investment Corp.                               9,499
             500               Principal Financial Group                          15,065
             400               Progressive Corp.                                  19,852
             800               Prudential Financial, Inc.                         25,392
             200               Safeco Corp.                                        6,934
             140               St. Paul Cos.                                       4,767
             160               Torchmark Corp.                                     5,845
           1,878         @     Travelers Property Casualty Corp.                  27,513
             240               UnumProvident Corp.                                 4,210
             200         @@    XL Capital Ltd.                                    15,450
                                                                            ------------
                                                                                 452,070
                                                                            ------------
                               INTERNET: 0.02%
             190         @     eBay, Inc.                                         12,886
             580         @     Yahoo, Inc.                                         9,483
                                                                            ------------
                                                                                  22,369
                                                                            ------------
                               IRON/STEEL: 0.00%
             170               Nucor Corp.                                         7,021
             280               United States Steel Corp.                           3,674
                                                                            ------------
                                                                                  10,695
                                                                            ------------
                               LEISURE TIME: 0.01%
             190               Brunswick Corp.                                     3,773
             330               Carnival Corp.                                      8,233
             180               Harley-Davidson, Inc.                               8,316
             300         @     Sabre Holdings Corp.                                5,433
                                                                            ------------
                                                                                  25,755
                                                                            ------------
                               LODGING: 0.01%
             210         @     Harrah's Entertainment, Inc.                        8,316
             380               Hilton Hotels Corp.                                 4,830
             290               Starwood Hotels & Resorts Worldwide, Inc.           6,885
                                                                            ------------
                                                                                  20,031
                                                                            ------------
                               MACHINERY -- DIVERSIFIED: 0.01%
             350               Deere & Co.                                        16,047
             280               Dover Corp.                                         8,165
             300               Rockwell Automation, Inc.                           6,213
                                                                            ------------
                                                                                  30,425
                                                                            ------------
                               MEDIA: 0.15%
           2,560         @     AOL Time Warner, Inc.                              33,536
             860         @     Clear Channel Communications, Inc.                 32,069
           1,329         @     Comcast Corp.                                      31,324
             380               Gannett Co., Inc.                                  27,284
             110               Knight-Ridder, Inc.                                 6,957
             270               McGraw-Hill Cos., Inc.                             16,319
              90               Meredith Corp.                                      3,700
             150               New York Times Co.                                  6,860
             450               Tribune Co.                                        20,457

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
           2,510         @     Viacom, Inc.                                 $    102,308
           2,940               Walt Disney Co.                                    47,951
                                                                            ------------
                                                                                 328,765
                                                                            ------------
                               METAL FABRICATE/HARDWARE: 0.00%
             160               Worthington Industries                              2,438
                                                                            ------------
                                                                                   2,438
                                                                            ------------
                               MINING: 0.01%
             220         @     Freeport-McMoRan Copper & Gold, Inc.                3,692
             620               Newmont Mining Corp.                               17,999
             180         @     Phelps Dodge Corp.                                  5,697
                                                                            ------------
                                                                                  27,388
                                                                            ------------
                               MISCELLANEOUS MANUFACTURING: 0.26%
             550               3M Co.                                             67,815
             130               Cooper Industries Ltd.                              4,738
              90               Crane Co.                                           1,794
             220               Danaher Corp.                                      14,454
             560               Eastman Kodak Co.                                  19,622
             110               Eaton Corp.                                         8,592
          14,030               General Electric Co.                              341,630
           1,170               Honeywell Intl., Inc.                              28,080
             390               Illinois Tool Works, Inc.                          25,295
             240         @@    Ingersoll-Rand Co.                                 10,334
             180               ITT Industries, Inc.                               10,924
             220               Pall Corp.                                          3,670
             310               Textron, Inc.                                      13,327
           1,140         @@    Tyco Intl. Ltd.                                    19,471
                                                                            ------------
                                                                                 569,746
                                                                            ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
             350               Pitney Bowes, Inc.                                 11,431
             730         @     Xerox Corp.                                         5,877
                                                                            ------------
                                                                                  17,308
                                                                            ------------
                               OIL & GAS: 0.25%
             200               Amerada Hess Corp.                                 11,010
             360               Anadarko Petroleum Corp.                           17,244
             270               Apache Corp.                                       15,387
             270               Burlington Resources, Inc.                         11,515
             600               ChevronTexaco Corp.                                39,888
             951               ConocoPhillips                                     46,019
             220               Devon Energy Corp.                                 10,098
           9,490               Exxon Mobil Corp.                                 331,581
             440               Marathon Oil Corp.                                  9,368
             200        @,@@   Nabors Industries Ltd.                              7,054
             190         @     Noble Corp.                                         6,678
             530               Occidental Petroleum Corp.                         15,079
             150               Rowan Cos., Inc.                                    3,405
             740               Transocean, Inc.                                   17,168
             380               Unocal Corp.                                       11,620
                                                                            ------------
                                                                                 553,114
                                                                            ------------
                               OIL & GAS SERVICES: 0.01%
             190               Baker Hughes, Inc.                                  6,116
             420               Halliburton Co.                                     7,858
                                                                            ------------
                                                                                  13,974
                                                                            ------------

----------------------------------------------------------------------------------------
       Shares                                                                  Value
                               PACKAGING & CONTAINERS: 0.01%
             150               Ball Corp.                                   $      7,678
             110               Bemis Co.                                           5,459
             300         @     Pactiv Corp.                                        6,558
                                                                            ------------
                                                                                  19,695
                                                                            ------------
                               PHARMACEUTICALS: 0.34%
              70               Allergan, Inc.                                      4,033
             200               AmerisourceBergen Corp.                            10,862
             630               Cardinal Health, Inc.                              37,290
             260         @     Forest Laboratories, Inc.                          25,537
             350         @     King Pharmaceuticals, Inc.                          6,016
           3,190               Merck & Co., Inc.                                 180,586
           8,770               Pfizer, Inc.                                      268,099
           1,830               Pharmacia Corp.                                    76,494
           2,070               Schering-Plough Corp.                              45,954
             230         @     Watson Pharmaceuticals, Inc.                        6,502
           1,890               Wyeth                                              70,686
                                                                            ------------
                                                                                 732,059
                                                                            ------------
                               PIPELINES: 0.00%
              70               Kinder Morgan, Inc.                                 2,959
                                                                            ------------
                                                                                   2,959
                                                                            ------------
                               REITS: 0.01%
             600               Equity Office Properties Trust                     14,988
             270               Simon Property Group, Inc.                          9,199
                                                                            ------------
                                                                                  24,187
                                                                            ------------
                               RETAIL: 0.29%
             140         @     Autozone, Inc.                                      9,891
             420         @     Bed Bath & Beyond, Inc.                            14,503
             440         @     Best Buy Co., Inc.                                 10,626
             280         @     Big Lots, Inc.                                      3,704
             380               CVS Corp.                                           9,489
             350               Darden Restaurants, Inc.                            7,157
             210               Dillard's, Inc.                                     3,331
             490               Dollar General Corp.                                5,855
             230               Family Dollar Stores                                7,178
             290         @     Federated Department Stores                         8,340
           2,150               Gap, Inc.                                          33,368
           3,340               Home Depot, Inc.                                   80,026
             600               JC Penney Co., Inc.                                13,806
             490         @     Kohl's Corp.                                       27,415
           1,510               Lowe's Cos., Inc.                                  56,625
           1,020               Ltd. Brands                                        14,209
             420               May Department Stores Co.                           9,652
           1,790               McDonald's Corp.                                   28,783
             210               Nordstrom, Inc.                                     3,984
             390         @     Office Depot, Inc.                                  5,756
             410               RadioShack Corp.                                    7,683
           1,180         @     Staples, Inc.                                      21,594
             390         @     Starbucks Corp.                                     7,948
           1,280               Target Corp.                                       38,400
              80               Tiffany & Co.                                       1,913
             780               TJX Cos., Inc.                                     15,226
           1,400               Walgreen Co.                                       40,866
           2,510               Wal-Mart Stores, Inc.                             126,780
             170               Wendy's Intl., Inc.                                 4,602
             440         @     Yum! Brands, Inc.                                  10,657
                                                                            ------------
                                                                                 629,367
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SAVINGS & LOANS: 0.04%
             360               Golden West Financial Corp.                  $     25,852
           1,810               Washington Mutual, Inc.                            62,499
                                                                            ------------
                                                                                  88,351
                                                                            ------------
                               SEMICONDUCTORS: 0.14%
             520         @     Advanced Micro Devices, Inc.                        3,359
             790         @     Altera Corp.                                        9,749
             210         @     Analog Devices, Inc.                                5,013
           2,360         @     Applied Materials, Inc.                            30,751
           9,370               Intel Corp.                                       145,891
             260         @     Kla-Tencor Corp.                                    9,196
             590               Linear Technology Corp.                            15,175
             510         @     LSI Logic Corp.                                     2,943
             430               Maxim Integrated Products                          14,207
             630         @     Micron Technology, Inc.                             6,136
             280         @     National Semiconductor Corp.                        4,203
             330         @     Novellus Systems, Inc.                              9,266
              90         @     Nvidia Corp.                                        1,036
             200         @     PMC -- Sierra, Inc.                                 1,112
             120         @     QLogic Corp.                                        4,141
             260         @     Teradyne, Inc.                                      3,383
           2,460               Texas Instruments, Inc.                            36,925
             350         @     Xilinx, Inc.                                        7,210
                                                                            ------------
                                                                                 309,696
                                                                            ------------
                               SOFTWARE: 0.30%
             310               Adobe Systems, Inc.                                 7,688
             190               Autodesk, Inc.                                      2,717
             860               Automatic Data Processing                          33,755
             390         @     BMC Software, Inc.                                  6,673
             200         @     Citrix Systems, Inc.                                2,464
             550               Computer Associates Intl., Inc.                     7,425
             790         @     Compuware Corp.                                     3,792
             330         @     Electronic Arts, Inc.                              16,424
           1,060               First Data Corp.                                   37,535
             260         @     Fiserv, Inc.                                        8,827
             290         @     Intuit, Inc.                                       13,607
             200         @     Mercury Interactive Corp.                           5,930
           7,540         @     Microsoft Corp.                                   389,818
          10,250         @     Oracle Corp.                                      110,700
             300         @     Peoplesoft, Inc.                                    5,490
             420         @     Rational Software Corp.                             4,364
           1,270         @     Siebel Systems, Inc.                                9,500
                                                                            ------------
                                                                                 666,709
                                                                            ------------
                               TELECOMMUNICATIONS: 0.29%
             450               Alltel Corp.                                       22,950
             120         @     Andrew Corp.                                        1,234
           1,106               AT&T Corp.                                         28,878
           2,620               BellSouth Corp.                                    67,779
             260               CenturyTel, Inc.                                    7,639
             800         @     CIENA Corp.                                         4,112
          10,220         @     Cisco Systems, Inc.                               133,882
             390         @     Citizens Communications Co.                         4,114
             280         @     Comverse Technology, Inc.                           2,806
           3,280               Motorola, Inc.                                     28,372
           1,310         @     Nextel Communications, Inc.                        15,131
             440         @     Qualcomm, Inc.                                     16,012
           4,660               SBC Communications, Inc.                          126,333
             330               Scientific-Atlanta, Inc.                            3,914
           1,750               Sprint Corp.-FON Group                             25,340
             460         @     Tellabs, Inc.                                       3,344
           3,850               Verizon Communications, Inc.                      149,188
                                                                            ------------
                                                                                 641,028
                                                                            ------------

----------------------------------------------------------------------------------------
       Shares                                                                  Value
                               TEXTILES: 0.01%
             260               Cintas Corp.                                 $     11,895
                                                                            ------------
                                                                                  11,895
                                                                            ------------
                               TOBACCO: 0.05%
           2,790               Philip Morris Cos., Inc.                          113,079
              50               RJ Reynolds Tobacco Holdings, Inc.                  2,106
                                                                            ------------
                                                                                 115,185
                                                                            ------------
                               TOYS/GAMES/HOBBIES: 0.01%
             200               Hasbro, Inc.                                        2,310
           1,030               Mattel, Inc.                                       19,725
                                                                            ------------
                                                                                  22,035
                                                                            ------------
                               TRANSPORTATION: 0.08%
             370               Burlington Northern Santa Fe Corp.                  9,624
             430               FedEx Corp.                                        23,315
             420               Norfolk Southern Corp.                              8,396
             370               Union Pacific Corp.                                22,152
           1,580               United Parcel Service, Inc.                        99,666
                                                                            ------------
                                                                                 163,153
                                                                            ------------
                               TRUCKING & LEASING: 0.00%
             140               Ryder System, Inc                                   3,142
                                                                            ------------
                                                                                   3,142
                                                                            ------------
                               Total Common Stock
                                 (Cost $10,826,588)                           10,309,833
                                                                            ------------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 15.10%
                        DIVERSIFIED FINANCIAL SERVICES: 3.39%
     $ 7,000,000        General Electric Capital Corp.
                         5.000%, due 06/15/07                                  7,419,321
                                                                            ------------
                        SOVEREIGN: 11.71%
       6,210,000        FICO Strip,
                          Zero Coupon, due 12/06/06                            5,526,981
       2,894,000        FICO Strip,
                          Zero Coupon, due 12/27/06                            2,567,560
       5,800,000        Israel Trust,
                          Zero Coupon, due 11/15/06                            5,188,112
       1,113,000        Israel Trust,
                          Zero Coupon, due 11/15/06                              995,581
      12,673,000        Turkey Trust,
                          Zero Coupon, due 11/15/06                           11,336,024
                                                                            ------------
                                                                              25,614,258
                                                                            ------------
                        Total Bonds/Notes
                          (Cost $31,571,217)                                  33,033,579
                                                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.34%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.11%
      20,000,000        Zero Coupon, due 01/26/07                             17,733,000
                                                                            ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION --
                         STRIP: 2.54%
       6,250,000        Zero Coupon, due 01/15/07                              5,564,562
                                                                            ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 36.69%
      90,000,000        Zero Coupon, due 12/15/06                             80,218,620
                                                                            ------------
                        Total U.S. Government Agency Obligations
                          (Cost $96,668,816)                                 103,516,182
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES P

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 32.17%
                        U.S. TREASURY STRIP: 32.17%
     $62,799,000        Zero Coupon, due 02/15/07                           $ 56,570,469
      14,846,000        Zero Coupon, due 05/15/06                             13,771,669
                                                                            ------------
                                                                              70,342,138
                                                                            ------------
                        Total U.S. Treasury Obligations
                          (Cost $67,205,720)                                  70,342,138
                                                                            ------------
                        Total Long-Term Investments
                          (Cost $206,272,341)                                217,201,732
                                                                            ------------
SHORT-TERM INVESTMENT: 0.73%
       1,587,000        State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $1,587,106 to be received
                        upon repurchase (collateralized by $1,565,000
                        FHLMC, 3.500% Market Value $1,621,924 due
                        02/20/04)                                              1,587,000
                                                                            ------------
                        Total Short-Term Investment
                          (Cost $1,587,000)                                    1,587,000
                                                                            ------------

                        TOTAL INVESTMENTS IN SECURITIES
                         (COST $207,859,341)*                   100.06%  $218,788,732
                        OTHER ASSETS AND LIABILITIES-NET         -0.06%     (123,474)
                                                                -------  ------------
                        NET ASSETS                              100.00%  $218,665,258
                                                                =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $210,467,107. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                $8,905,966
                        Gross Unrealized Depreciation                                  (584,341)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $8,321,625
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 14.52%
                               ADVERTISING: 0.01%
           1,300               Interpublic Group Cos., Inc.                 $     18,304
                                                                            ------------
                                                                                  18,304
                                                                            ------------
                               AEROSPACE/DEFENSE: 0.28%
           3,800               Boeing Co.                                        125,362
           1,000               General Dynamics Corp.                             79,370
             400               Goodrich Corp.                                      7,328
           2,230               Lockheed Martin Corp.                             128,783
             836               Northrop Grumman Corp.                             81,063
             750               Raytheon Co.                                       23,063
           1,020               Rockwell Collins, Inc.                             23,725
           2,880               United Technologies Corp.                         178,387
                                                                            ------------
                                                                                 647,081
                                                                            ------------
                               AGRICULTURE: 0.01%
             500               UST, Inc.                                          16,715
                                                                            ------------
                                                                                  16,715
                                                                            ------------
                               APPAREL: 0.06%
             890         @     Jones Apparel Group, Inc.                          31,542
             550               Liz Claiborne, Inc.                                16,308
           1,360               Nike, Inc.                                         60,479
             230         @     Reebok Intl. Ltd.                                   6,762
             710               VF Corp.                                           25,596
                                                                            ------------
                                                                                 140,687
                                                                            ------------
                               AUTO MANUFACTURERS: 0.12%
          14,380               Ford Motor Co.                                    133,734
           2,850               General Motors Corp.                              105,051
             580               Paccar, Inc.                                       26,755
                                                                            ------------
                                                                                 265,540
                                                                            ------------
                               AUTO PARTS & EQUIPMENT: 0.03%
             260               Cooper Tire & Rubber Co.                            3,988
             330               Dana Corp.                                          3,881
           1,950               Delphi Corp.                                       15,697
             600               Goodyear Tire & Rubber Co.                          4,086
             490               Johnson Controls, Inc.                             39,283
                                                                            ------------
                                                                                  66,935
                                                                            ------------
                               BANKS: 1.09%
           1,700               AmSouth Bancorp                                    32,640
           9,210               Bank of America Corp.                             640,740
           5,510               Bank One Corp.                                    201,390
             860               BB&T Corp.                                         31,811
           1,081               Charter One Financial, Inc.                        31,057
           1,220               Comerica, Inc.                                     52,753
             380               First Tennessee National Corp.                     13,657
           5,240               FleetBoston Financial Corp.                       127,332
           1,500               Huntington Bancshares, Inc.                        28,065
           2,140               Keycorp                                            53,800
             670               Marshall & Ilsley Corp.                            18,345
             780               Mellon Financial Corp.                             20,366
           3,070               National City Corp.                                83,872
             600               North Fork Bancorporation, Inc.                    20,244
           1,300               PNC Financial Services Group, Inc.                 54,470
           1,520               Regions Financial Corp.                            50,707
           1,660               SouthTrust Corp.                                   41,251
           1,630               State Street Corp.                                 63,570
           1,410               SunTrust Banks, Inc.                               80,257
           1,350               Synovus Financial Corp.                            26,190
           1,220               Union Planters Corp.                               34,331
           9,070               US Bancorp                                        192,465

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           6,150               Wachovia Corp.                               $    224,106
           7,690               Wells Fargo & Co.                                 360,430
             300               Zions Bancorporation                               11,805
                                                                            ------------
                                                                               2,495,654
                                                                            ------------
                               BEVERAGES: 0.47%
           3,760               Anheuser-Busch Cos., Inc.                         181,984
             200               Brown-Forman Corp.                                 13,072
          10,690               Coca-Cola Co.                                     468,436
           2,250               Coca-Cola Enterprises, Inc.                        48,870
             200               Coors (Adolph)                                     12,250
           1,430               Pepsi Bottling Group, Inc.                         36,751
           7,700               PepsiCo, Inc.                                     325,094
                                                                            ------------
                                                                               1,086,457
                                                                            ------------
                               BIOTECHNOLOGY: 0.15%
           5,856         @     Amgen, Inc.                                       283,079
             650         @     Biogen, Inc.                                       26,039
           1,000         @     Chiron Corp.                                       37,600
                                                                            ------------
                                                                                 346,718
                                                                            ------------
                               BUILDING MATERIALS: 0.03%
             190         @     American Standard Cos., Inc.                       13,517
           2,590               Masco Corp.                                        54,520
                                                                            ------------
                                                                                  68,037
                                                                            ------------
                               CHEMICALS: 0.22%
           1,240               Air Products & Chemicals, Inc.                     53,010
             190               Ashland, Inc.                                       5,421
           5,120               Du Pont EI de Nemours & Co.                       217,088
             360               Eastman Chemical Co.                               13,237
             690               Ecolab, Inc.                                       34,155
             550               Engelhard Corp.                                    12,292
             150               Great Lakes Chemical Corp.                          3,582
             300               International Flavors & Fragrances, Inc.           10,530
             900               PPG Industries, Inc.                               45,135
             840               Praxair, Inc.                                      48,527
           1,120               Rohm & Haas Co.                                    36,378
             650               Sherwin-Williams Co.                               18,363
             250               Sigma-Aldrich Corp.                                12,175
                                                                            ------------
                                                                                 509,893
                                                                            ------------
                               COMMERCIAL SERVICES: 0.12%
             820         @     Apollo Group, Inc.                                 36,080
           2,620         @     Concord EFS, Inc.                                  41,239
             500         @     Convergys Corp.                                     7,575
             290               Deluxe Corp.                                       12,209
             410               Equifax, Inc.                                       9,487
           1,350               H&R Block, Inc.                                    54,270
           1,560               McKesson Corp.                                     42,167
             740               Moody's Corp.                                      30,555
             660               Paychex, Inc.                                      18,414
             650         @     Quintiles Transnational Corp.                       7,865
             750         @     Robert Half Intl., Inc.                            12,083
                                                                            ------------
                                                                                 271,944
                                                                            ------------
                               COMPUTERS: 0.56%
           1,550         @     Apple Computer, Inc.                               22,211
             710         @     Computer Sciences Corp.                            24,459
          15,870         @     Dell Computer Corp.                               424,364
          13,050         @     EMC Corp.-Mass.                                    80,127
          18,787               Hewlett-Packard Co.                               326,142
           3,060               International Business Machines Corp.             237,150
             900         @     Lexmark Intl., Inc.                                54,450
          16,250         @     Sun Microsystems, Inc.                             50,538

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
           1,450         @     Sungard Data Systems, Inc.                   $     34,162
           1,100         @     Unisys Corp.                                       10,890
           1,390         @     Veritas Software Corp.                             21,712
                                                                            ------------
                                                                               1,286,205
                                                                            ------------
                               COSMETICS/PERSONAL CARE: 0.56%
             200               Alberto-Culver Co.                                 10,080
             430               Avon Products, Inc.                                23,164
           2,400               Colgate-Palmolive Co.                             125,832
           6,180               Gillette Co.                                      187,625
           2,290               Kimberly-Clark Corp.                              108,706
           9,500               Procter & Gamble Co.                              816,430
                                                                            ------------
                                                                               1,271,837
                                                                            ------------
                               DISTRIBUTION/WHOLESALE: 0.01%
             390               WW Grainger, Inc.                                  20,104
                                                                            ------------
                                                                                  20,104
                                                                            ------------
                               DIVERSIFIED FINANCIAL SERVICES: 1.28%
           6,260               American Express Co.                              221,291
             730               Bear Stearns Cos., Inc.                            43,362
           1,660               Capital One Financial Corp.                        49,335
           1,720               Charles Schwab Corp.                               18,662
          22,980               Citigroup, Inc.                                   808,666
             820               Countrywide Financial Corp.                        42,353
           6,030               Fannie Mae                                        387,910
           1,300               Franklin Resources, Inc.                           44,304
           5,350               Freddie Mac                                       315,917
             850               Goldman Sachs Group, Inc.                          57,885
           2,040               Household Intl., Inc.                              56,732
           9,410               JP Morgan Chase & Co.                             225,840
           1,170               Lehman Brothers Holdings, Inc.                     62,349
           7,885               MBNA Corp.                                        149,973
           3,930               Merrill Lynch & Co., Inc.                         149,144
           4,950               Morgan Stanley                                    197,604
           1,470         @     Providian Financial Corp.                           9,540
             770               SLM Corp.                                          79,972
                                                                            ------------
                                                                               2,920,839
                                                                            ------------
                               ELECTRIC: 0.40%
             600               Ameren Corp.                                       24,942
           1,620               American Electric Power Co., Inc.                  44,275
             850               Centerpoint Energy, Inc.                            7,225
             500               Cinergy Corp.                                      16,860
             500               CMS Energy Corp.                                    4,720
           1,060               Consolidated Edison, Inc.                          45,389
             500               Constellation Energy Group, Inc.                   13,910
           1,390               Dominion Resources, Inc.                           76,311
             860               DTE Energy Co.                                     39,904
           4,200               Duke Energy Corp.                                  82,068
           2,150         @     Edison Intl.                                       25,477
           1,070               Entergy Corp.                                      48,781
           1,850               Exelon Corp.                                       97,624
           1,420               FirstEnergy Corp.                                  46,817
             850               FPL Group, Inc.                                    51,110
             940               NiSource, Inc.                                     18,800
           2,670         @     PG&E Corp.                                         37,113
             160               Pinnacle West Capital Corp.                         5,454
             450               PPL Corp.                                          15,606
           1,070               Progress Energy, Inc.                              46,385
           1,100               Public Service Enterprise Group, Inc.              35,310
           3,330               Southern Co.                                       94,539

----------------------------------------------------------------------------------------
       Shares                                                                  Value
             620               TECO Energy, Inc.                            $      9,591
           1,130               TXU Corp.                                          21,108
           1,210               Xcel Energy, Inc.                                  13,310
                                                                            ------------
                                                                                 922,629
                                                                            ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.06%
           1,580         @     American Power Conversion                          23,937
           2,080               Emerson Electric Co.                              105,768
             590               Molex, Inc.                                        13,594
                                                                            ------------
                                                                                 143,299
                                                                            ------------
                               ELECTRONICS: 0.06%
           2,240         @     Agilent Technologies, Inc.                         40,230
             640               Applera Corp. -- Applied Biosystems Group          11,226
           1,360         @     Jabil Circuit, Inc.                                24,371
             490               Parker Hannifin Corp.                              22,604
           2,400         @     Sanmina-SCI Corp.                                  10,776
             300         @     Tektronix, Inc.                                     5,457
             500         @     Thermo Electron Corp.                              10,060
             600         @     Waters Corp.                                       13,068
                                                                            ------------
                                                                                 137,792
                                                                            ------------
                               ENGINEERING & CONSTRUCTION: 0.01%
             660               Fluor Corp.                                        18,480
                                                                            ------------
                                                                                  18,480
                                                                            ------------
                               ENTERTAINMENT: 0.01%
             450         @     International Game Technology                      34,164
                                                                            ------------
                                                                                  34,164
                                                                            ------------
                               ENVIRONMENTAL CONTROL: 0.03%
             400         @     Allied Waste Industries, Inc.                       4,000
           3,170               Waste Management, Inc.                             72,656
                                                                            ------------
                                                                                  76,656
                                                                            ------------
                               FOOD: 0.26%
           2,040               Albertson's, Inc.                                  45,410
           2,530               Archer-Daniels-Midland Co.                         31,372
           1,980               Campbell Soup Co.                                  46,471
           2,700               ConAgra Foods, Inc.                                67,527
               1         @     Del Monte Foods Co.                                     4
             700               General Mills, Inc.                                32,865
             630               Hershey Foods Corp.                                42,487
           1,750               HJ Heinz Co.                                       57,523
           2,070               Kellogg Co.                                        70,939
           3,900         @     Kroger Co.                                         60,255
           3,330               Sara Lee Corp.                                     74,958
             550               Supervalu, Inc.                                     9,081
             620               Winn-Dixie Stores, Inc.                             9,474
             950               WM Wrigley Jr Co.                                  52,136
                                                                            ------------
                                                                                 600,502
                                                                            ------------
                               FOREST PRODUCTS & PAPER: 0.07%
             250               Boise Cascade Corp.                                 6,305
             700               Georgia-Pacific Corp.                              11,312
           2,520               International Paper Co.                            88,124
           1,000               MeadWestvaco Corp.                                 24,710
             610               Plum Creek Timber Co., Inc.                        14,396
             100               Temple-Inland, Inc.                                 4,481
             290               Weyerhaeuser Co.                                   14,271
                                                                            ------------
                                                                                 163,599
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               GAS: 0.03%
             430               KeySpan Corp.                                $     15,153
             270               Nicor, Inc.                                         9,188
             100               Peoples Energy Corp.                                3,865
           1,390               Sempra Energy                                      32,874
                                                                            ------------
                                                                                  61,080
                                                                            ------------
                               HAND/MACHINE TOOLS: 0.02%
             570               Black & Decker Corp.                               24,447
             300               Snap-On, Inc.                                       8,433
             230               Stanley Works                                       7,953
                                                                            ------------
                                                                                  40,833
                                                                            ------------
                               HEALTHCARE -- PRODUCTS: 0.47%
           1,850               Becton Dickinson & Co.                             56,776
           1,820         @     Boston Scientific Corp.                            77,386
             150               CR Bard, Inc.                                       8,700
           2,220         @     Guidant Corp.                                      68,487
          13,480               Johnson & Johnson                                 724,011
           1,230         @     St. Jude Medical, Inc.                             48,856
           1,000               Stryker Corp.                                      67,120
             350         @     Zimmer Holdings, Inc.                              14,532
                                                                            ------------
                                                                               1,065,868
                                                                            ------------
                               HEALTHCARE -- SERVICES: 0.22%
           1,100         A     Aetna, Inc.                                        45,232
           1,080         @     Anthem, Inc.                                       67,932
           2,300               HCA, Inc.                                          95,450
             750               Health Management Associates, Inc.                 13,425
             600         @     Humana, Inc.                                        6,000
             270         @     Manor Care, Inc.                                    5,025
             500         @     Quest Diagnostics                                  28,450
           2,440         @     Tenet Healthcare Corp.                             40,016
           1,530               UnitedHealth Group, Inc.                          127,755
           1,060         @     WellPoint Health Networks                          75,430
                                                                            ------------
                                                                                 504,715
                                                                            ------------
                               HOME BUILDERS: 0.02%
             480               Centex Corp.                                       24,096
             300               KB Home                                            12,855
             200               Pulte Homes, Inc.                                   9,574
                                                                            ------------
                                                                                  46,525
                                                                            ------------
                               HOME FURNISHINGS: 0.02%
             830               Leggett & Platt, Inc.                              18,625
             250               Maytag Corp.                                        7,125
             200               Whirlpool Corp.                                    10,444
                                                                            ------------
                                                                                  36,194
                                                                            ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.05%
             480               Avery Dennison Corp.                               29,318
           1,240               Clorox Co.                                         51,150
             710               Fortune Brands, Inc.                               33,022
                                                                            ------------
                                                                                 113,490
                                                                            ------------
                               HOUSEWARES: 0.02%
           1,360               Newell Rubbermaid, Inc.                            41,249
                                                                            ------------
                                                                                  41,249
                                                                            ------------
                               INSURANCE: 0.66%
           1,280         @@    ACE Ltd.                                           37,555
           2,510               Aflac, Inc.                                        75,601
           3,200               Allstate Corp.                                    118,368
             530               AMBAC Financial Group, Inc.                        29,807

----------------------------------------------------------------------------------------
       Shares                                                                  Value
           4,700               American Intl. Group                         $    271,895
           1,050               AON Corp.                                          19,834
             310               Chubb Corp.                                        16,182
           1,040               Cigna Corp.                                        42,765
             500               Cincinnati Financial Corp.                         18,775
           1,200               Hartford Financial Services Group, Inc.            54,516
             420               Jefferson-Pilot Corp.                              16,006
           1,420               John Hancock Financial Services, Inc.              39,618
             610               Lincoln National Corp.                             19,264
             910               Loews Corp.                                        40,459
           2,650               Marsh & McLennan Cos., Inc.                       122,457
             920               MBIA, Inc.                                         40,351
           3,520               Metlife, Inc.                                      95,181
             530               MGIC Investment Corp.                              21,889
           1,760               Principal Financial Group                          53,029
           1,450               Progressive Corp.                                  71,964
           2,850               Prudential Financial, Inc.                         90,459
             850               Safeco Corp.                                       29,470
             300               St. Paul Cos.                                      10,215
             350               Torchmark Corp.                                    12,786
           5,956         @     Travelers Property Casualty Corp.                  87,255
           1,040               UnumProvident Corp.                                18,242
             650         @@    XL Capital Ltd.                                    50,212
                                                                            ------------
                                                                               1,504,155
                                                                            ------------
                               INTERNET: 0.04%
             600         @     eBay, Inc.                                         40,692
           3,110         @     Yahoo, Inc.                                        50,849
                                                                            ------------
                                                                                  91,541
                                                                            ------------
                               IRON/STEEL: 0.01%
             350               Nucor Corp.                                        14,455
             200               United States Steel Corp.                           2,624
                                                                            ------------
                                                                                  17,079
                                                                            ------------
                               LEISURE TIME: 0.03%
             360               Brunswick Corp.                                     7,150
           1,100               Carnival Corp.                                     27,445
             530               Harley-Davidson, Inc.                              24,486
             380         @     Sabre Holdings Corp.                                6,882
                                                                            ------------
                                                                                  65,963
                                                                            ------------
                               LODGING: 0.02%
             640         @     Harrah's Entertainment, Inc.                       25,344
           1,200               Hilton Hotels Corp.                                15,252
             600               Starwood Hotels & Resorts Worldwide, Inc.          14,244
                                                                            ------------
                                                                                  54,840
                                                                            ------------
                               MACHINERY -- DIVERSIFIED: 0.04%
           1,210               Deere & Co.                                        55,478
             730               Dover Corp.                                        21,287
             830               Rockwell Automation, Inc.                          17,189
                                                                            ------------
                                                                                  93,954
                                                                            ------------
                               MEDIA: 0.47%
           9,050         @     AOL Time Warner, Inc.                             118,555
           3,100         @     Clear Channel Communications, Inc.                115,599
           4,632         @     Comcast Corp.                                     109,176
           1,360               Gannett Co., Inc.                                  97,648
             260               Knight-Ridder, Inc.                                16,445
             970               McGraw-Hill Cos., Inc.                             58,627
             250               Meredith Corp.                                     10,278
             250               New York Times Co.                                 11,433

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
           1,540               Tribune Co.                                  $     70,008
           8,030         @     Viacom, Inc.                                      327,303
           9,200               Walt Disney Co.                                   150,052
                                                                            ------------
                                                                               1,085,124
                                                                            ------------
                               METAL FABRICATE/HARDWARE: 0.00%
             300               Worthington Industries                              4,572
                                                                            ------------
                                                                                   4,572
                                                                            ------------
                               MINING: 0.03%
             150         @     Freeport-McMoRan Copper & Gold, Inc.                2,517
           2,130               Newmont Mining Corp.                               61,834
             350         @     Phelps Dodge Corp.                                 11,078
                                                                            ------------
                                                                                  75,429
                                                                            ------------
                               MISCELLANEOUS MANUFACTURING: 0.79%
           1,890               3M Co.                                            233,037
             300               Cooper Industries Ltd.                             10,935
             150               Crane Co.                                           2,989
             760               Danaher Corp.                                      49,932
           1,930               Eastman Kodak Co.                                  67,627
             200               Eaton Corp.                                        15,622
          44,740               General Electric Co.                            1,089,419
           4,190               Honeywell Intl., Inc.                             100,560
           1,350               Illinois Tool Works, Inc.                          87,561
             800         @@    Ingersoll-Rand Co.                                 34,448
             390               ITT Industries, Inc.                               23,669
             200               Pall Corp.                                          3,336
             880               Textron, Inc.                                      37,831
           3,650         @@    Tyco Intl. Ltd.                                    62,342
                                                                            ------------
                                                                               1,819,308
                                                                            ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.03%
           1,240               Pitney Bowes, Inc.                                 40,498
           4,740         @     Xerox Corp.                                        38,157
                                                                            ------------
                                                                                  78,655
                                                                            ------------
                               OIL & GAS: 0.78%
             520               Amerada Hess Corp.                                 28,626
           1,200               Anadarko Petroleum Corp.                           57,480
             910               Apache Corp.                                       51,861
             890               Burlington Resources, Inc.                         37,958
           1,900               ChevronTexaco Corp.                               126,312
           3,163               ConocoPhillips                                    153,057
             740               Devon Energy Corp.                                 33,966
          30,320               Exxon Mobil Corp.                               1,059,381
           1,440               Marathon Oil Corp.                                 30,658
             600        @,@@   Nabors Industries Ltd.                             21,162
             900         @     Noble Corp.                                        31,635
           1,740               Occidental Petroleum Corp.                         49,503
             350               Rowan Cos, Inc.                                     7,945
           2,400               Transocean, Inc.                                   55,680
           1,240               Unocal Corp.                                       37,919
                                                                            ------------
                                                                               1,783,143
                                                                            ------------
                               OIL & GAS SERVICES: 0.03%
           1,000               Baker Hughes, Inc.                                 32,190
           1,950               Halliburton Co.                                    36,484
                                                                            ------------
                                                                                  68,674
                                                                            ------------

----------------------------------------------------------------------------------------
       Shares                                                                  Value
                               PACKAGING & CONTAINERS: 0.02%
             350               Ball Corp.                                   $     17,916
             140               Bemis Co.                                           6,948
           1,170         @     Pactiv Corp.                                       25,576
                                                                            ------------
                                                                                  50,440
                                                                            ------------
                               PHARMACEUTICALS: 1.02%
             250               Allergan, Inc.                                     14,405
             710               AmerisourceBergen Corp.                            38,560
           2,000               Cardinal Health, Inc.                             118,380
             920         @     Forest Laboratories, Inc.                          90,362
             790         @     King Pharmaceuticals, Inc.                         13,580
          10,170               Merck & Co., Inc.                                 575,724
          27,980               Pfizer, Inc.                                      855,349
           5,890               Pharmacia Corp.                                   246,202
           6,580               Schering-Plough Corp.                             146,076
             250         @     Watson Pharmaceuticals, Inc.                        7,068
           6,050               Wyeth                                             226,270
                                                                            ------------
                                                                               2,331,976
                                                                            ------------
                               PIPELINES: 0.01%
             400               Kinder Morgan, Inc.                                16,908
                                                                            ------------
                                                                                  16,908
                                                                            ------------
                               REITS: 0.03%
           2,000               Equity Office Properties Trust                     49,960
             650               Simon Property Group, Inc.                         22,146
                                                                            ------------
                                                                                  72,106
                                                                            ------------
                               RETAIL: 0.90%
             480         @     Autozone, Inc.                                     33,912
           1,490         @     Bed Bath & Beyond, Inc.                            51,450
           1,555         @     Best Buy Co., Inc.                                 37,553
             450         @     Big Lots, Inc.                                      5,953
           1,950               CVS Corp.                                          48,691
             645               Darden Restaurants, Inc.                           13,190
             240               Dillard's, Inc.                                     3,806
           1,100               Dollar General Corp.                               13,145
             570               Family Dollar Stores                               17,790
           1,010         @     Federated Department Stores                        29,048
           6,860               Gap, Inc. (The)                                   106,467
          10,660               Home Depot, Inc.                                  255,414
           2,000               JC Penney Co., Inc.                                46,020
           1,700         @     Kohl's Corp.                                       95,115
           4,830               Lowe's Cos., Inc.                                 181,125
           3,460               Ltd. Brands                                        48,198
           1,430               May Department Stores Co.                          32,861
           6,360               McDonald's Corp.                                  102,269
             450               Nordstrom, Inc.                                     8,537
           1,750         @     Office Depot, Inc.                                 25,830
           1,210               RadioShack Corp.                                   22,675
           3,630         @     Staples, Inc.                                      66,429
           2,020         @     Starbucks Corp.                                    41,168
           4,180               Target Corp.                                      125,400
             450               Tiffany & Co.                                      10,760
           2,670               TJX Cos, Inc.                                      52,118
           4,450               Walgreen Co.                                      129,896
           8,110               Wal-Mart Stores, Inc.                             409,636
             320               Wendy's Intl., Inc.                                 8,662
           1,360         @     Yum! Brands, Inc.                                  32,939
                                                                            ------------
                                                                               2,056,057
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES Q

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SAVINGS & LOANS: 0.13%
           1,170               Golden West Financial Corp.                  $     84,018
           6,130               Washington Mutual, Inc.                           211,669
                                                                            ------------
                                                                                 295,687
                                                                            ------------
                               SEMICONDUCTORS: 0.43%
           1,050         @     Advanced Micro Devices, Inc.                        6,783
           1,650         @     Altera Corp.                                       20,361
             650         @     Analog Devices, Inc.                               15,515
           8,190         @     Applied Materials, Inc.                           106,716
          30,440               Intel Corp.                                       473,951
             990         @     Kla-Tencor Corp.                                   35,016
           1,550               Linear Technology Corp.                            39,866
             650         @     LSI Logic Corp.                                     3,751
           1,660               Maxim Integrated Products                          54,846
           1,150         @     Micron Technology, Inc.                            11,201
             550         @     National Semiconductor Corp.                        8,256
             970         @     Novellus Systems, Inc.                             27,238
             400         @     Nvidia Corp.                                        4,604
             690         @     QLogic Corp.                                       23,812
             380         @     Teradyne, Inc.                                      4,944
           7,830               Texas Instruments, Inc.                           117,528
           1,790         @     Xilinx, Inc.                                       36,874
                                                                            ------------
                                                                                 991,262
                                                                            ------------
                               SOFTWARE: 0.94%
           1,140               Adobe Systems, Inc.                                28,273
             270               Autodesk, Inc.                                      3,861
           2,750               Automatic Data Processing                         107,937
           1,770         @     BMC Software, Inc.                                 30,285
             250         @     Citrix Systems, Inc.                                3,080
           2,890               Computer Associates Intl., Inc.                    39,015
           1,580         @     Compuware Corp.                                     7,584
             950         @     Electronic Arts, Inc.                              47,281
           3,390               First Data Corp.                                  120,040
           1,050         @     Fiserv, Inc.                                       35,647
           1,040         @     Intuit, Inc.                                       48,797
             350         @     Mercury Interactive Corp.                          10,378
          24,090         @     Microsoft Corp.                                 1,245,453
          32,700         @     Oracle Corp.                                      353,160
           1,490         @     Peoplesoft, Inc.                                   27,267
             820         @     Rational Software Corp.                             8,520
           3,290         @     Siebel Systems, Inc.                               24,609
                                                                            ------------
                                                                               2,141,187
                                                                            ------------
                               TELECOMMUNICATIONS: 0.90%
           1,510               Alltel Corp.                                       77,010
             420         @     Andrew Corp.                                        4,318
           3,762               AT&T Corp.                                         98,226
           8,740               BellSouth Corp.                                   226,104
             370               CenturyTel, Inc.                                   10,871
           1,600         @     CIENA Corp.                                         8,224
          33,360         @     Cisco Systems, Inc.                               437,016
           1,100         @     Citizens Communications Co.                        11,605
             610         @     Comverse Technology, Inc.                           6,112
          11,540               Motorola, Inc.                                     99,821
           4,300         @     Nextel Communications, Inc.                        49,665
           1,400         @     Qualcomm, Inc.                                     50,946
          14,890               SBC Communications, Inc.                          403,668
             650               Scientific-Atlanta, Inc.                            7,709
           5,860               Sprint Corp. -- FON Group                          84,853
             760         @     Tellabs, Inc.                                       5,525
          12,350               Verizon Communications, Inc.                      478,563
                                                                            ------------
                                                                               2,060,236
                                                                            ------------

----------------------------------------------------------------------------------------
       Shares                                                                  Value
                               TEXTILES: 0.02%
             840               Cintas Corp.                                 $     38,430
                                                                            ------------
                                                                                  38,430
                                                                            ------------
                               TOBACCO: 0.16%
           8,920               Philip Morris Cos., Inc.                          361,528
             250               RJ Reynolds Tobacco Holdings, Inc.                 10,528
                                                                            ------------
                                                                                 372,056
                                                                            ------------
                               TOYS/GAMES/HOBBIES: 0.03%
             410               Hasbro, Inc.                                        4,735
           3,220               Mattel, Inc.                                       61,663
                                                                            ------------
                                                                                  66,398
                                                                            ------------
                               TRANSPORTATION: 0.25%
           1,870               Burlington Northern Santa Fe Corp.                 48,639
           1,490               FedEx Corp.                                        80,788
           1,700               Norfolk Southern Corp.                             33,983
           1,290               Union Pacific Corp.                                77,232
           5,090               United Parcel Service, Inc.                       321,077
                                                                            ------------
                                                                                 561,719
                                                                            ------------
                               TRUCKING & LEASING: 0.00%
             300               Ryder System, Inc.                                  6,732
                                                                            ------------
                                                                                   6,732
                                                                            ------------
                               Total Common Stock
                                (Cost $34,267,676)                            33,243,656
                                                                            ------------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 13.33%
                        DIVERSIFIED FINANCIAL SERVICES: 2.78%
     $ 6,000,000        General Electric Capital Corp.,
                          5.000%, due 06/15/07                                 6,359,418
                                                                            ------------
                        SOVEREIGN: 10.55%
       3,500,000        FICO Strip,
                          Zero Coupon, due 04/06/07                            3,057,628
      12,637,000        FICO Strip,
                          Zero Coupon, due 05/11/07                           10,977,989
       3,645,000        FICO Strip,
                          Zero Coupon, due 05/30/07                            3,160,164
       1,000,000        Israel Trust,
                          Zero Coupon, due 05/15/07                              870,024
       7,007,000        Israel Trust,
                          Zero Coupon, due 05/15/07                            6,096,258
                                                                            ------------
                                                                              24,162,063
                                                                            ------------
                        Total Bonds/Notes
                          (Cost $29,197,105)                                  30,521,481
                                                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.40%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.75%
      20,000,000        Zero Coupon, due 01/26/07                             17,733,000
                                                                            ------------
                        FEDERAL NATIONAL MORTGAGE CORPORATION --
                         STRIP: 35.65%
      89,300,000        Zero Coupon, due 03/15/07                             78,944,593
       3,021,000        Zero Coupon, due 03/15/07                              2,667,486
                                                                            ------------
                                                                              81,612,079
                                                                            ------------
                        Total U.S. Government Agency Obligations
                          (Cost $91,211,284)                                  99,345,079
                                                                            ------------

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES Q

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 28.33%
                        U.S. TREASURY STRIP: 28.33%
     $71,987,000        Zero Coupon, due 02/15/07                           $ 64,847,185
                                                                            ------------
                        Total U.S. Treasury Obligations
                          (Cost $61,399,316)                                  64,847,185
                                                                            ------------
                        Total Long-Term Investments
                          (Cost $216,075,381)                                227,957,401
                                                                            ------------
SHORT-TERM INVESTMENT: 0.55%
       1,259,000        State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $1,259,084 to be received
                        upon repurchase (Collateralized by $1,290,000
                        FNMA, 0.000% Market Value $1,285,163 due 04/30/03)
                                                                               1,259,000
                                                                            ------------
                        Total Short-Term Investment
                          (Cost $1,259,000)                                    1,259,000
                                                                            ------------

                        TOTAL INVESTMENTS IN SECURITIES             100.13%  $229,216,401
                         (COST $217,334,381*)
                        OTHER ASSETS AND LIABILITIES-NET             -0.13%      (296,381)
                                                                    -------  ------------
                        NET ASSETS                                  100.00%  $228,920,020
                                                                    =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $222,734,894. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                               $ 8,084,173
                        Gross Unrealized Depreciation                                (1,602,666)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $ 6,481,507
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 10.05%
                               ADVERTISING: 0.01%
                1,250          Interpublic Group Cos., Inc.               $     17,600
                                                                          ------------
                                                                                17,600
                                                                          ------------
                               AEROSPACE/DEFENSE: 0.20%
                2,600          Boeing Co.                                       85,774
                  600          General Dynamics Corp.                           47,622
                  300          Goodrich Corp.                                    5,496
                1,400          Lockheed Martin Corp.                            80,850
                  521          Northrop Grumman Corp.                           50,578
                  450          Raytheon Co.                                     13,838
                  890          Rockwell Collins, Inc.                           20,701
                1,860          United Technologies Corp.                       115,208
                                                                          ------------
                                                                               420,067
                                                                          ------------
                               AGRICULTURE: 0.01%
                  450          UST, Inc.                                        15,044
                                                                          ------------
                                                                                15,044
                                                                          ------------
                               APPAREL: 0.05%
                  600    @     Jones Apparel Group, Inc.                        21,264
                  490          Liz Claiborne, Inc.                              14,529
                  750          Nike, Inc.                                       33,353
                  280    @     Reebok Intl. Ltd.                                 8,232
                  500          VF Corp.                                         18,025
                                                                          ------------
                                                                                95,403
                                                                          ------------
                               AUTO MANUFACTURERS: 0.08%
                8,950          Ford Motor Co.                                   83,235
                1,750          General Motors Corp.                             64,505
                  350          Paccar, Inc.                                     16,146
                                                                          ------------
                                                                               163,886
                                                                          ------------
                               AUTO PARTS & EQUIPMENT: 0.02%
                  230          Cooper Tire & Rubber Co.                          3,528
                  600          Dana Corp.                                        7,056
                1,650          Delphi Corp.                                     13,282
                  540          Goodyear Tire & Rubber Co.                        3,677
                  250          Johnson Controls, Inc.                           20,043
                                                                          ------------
                                                                                47,586
                                                                          ------------
                               BANKS: 0.74%
                1,000          AmSouth Bancorp                                  19,200
                5,900          Bank of America Corp.                           410,463
                3,500          Bank One Corp.                                  127,925
                  550          BB&T Corp.                                       20,344
                  660          Charter One Financial, Inc.                      18,962
                  700          Comerica, Inc.                                   30,268
                  500          First Tennessee National Corp.                   17,970
                3,150          FleetBoston Financial Corp.                      76,545
                1,050          Huntington Bancshares, Inc.                      19,645
                1,150          Keycorp                                          28,911
                  600          Marshall & Ilsley Corp.                          16,428
                  500          Mellon Financial Corp.                           13,055
                1,750          National City Corp.                              47,810
                  450          North Fork Bancorporation, Inc.                  15,183
                  800          PNC Financial Services Group, Inc.               33,520
                  900          Regions Financial Corp.                          30,024
                  950          SouthTrust Corp.                                 23,608
                1,000          State Street Corp.                               39,000

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  850          SunTrust Banks, Inc.                       $     48,382
                  600          Synovus Financial Corp.                          11,640
                  960          Union Planters Corp.                             27,014
                5,450          US Bancorp                                      115,649
                4,000          Wachovia Corp.                                  145,760
                5,050          Wells Fargo & Co.                               236,694
                  300          Zions Bancorporation                             11,805
                                                                          ------------
                                                                             1,585,805
                                                                          ------------
                               BEVERAGES: 0.32%
                2,350          Anheuser-Busch Cos., Inc.                       113,740
                  200          Brown-Forman Corp.                               13,072
                7,050          Coca-Cola Co.                                   308,931
                1,200          Coca-Cola Enterprises, Inc.                      26,064
                  100          Coors (Adolph)                                    6,125
                  750          Pepsi Bottling Group, Inc.                       19,275
                4,800          PepsiCo, Inc.                                   202,656
                                                                          ------------
                                                                               689,863
                                                                          ------------
                               BIOTECHNOLOGY: 0.10%
                3,792    @     Amgen, Inc.                                     183,305
                  200    @     Biogen, Inc.                                      8,012
                  550    @     Chiron Corp.                                     20,680
                                                                          ------------
                                                                               211,997
                                                                          ------------
                               BUILDING MATERIALS: 0.02%
                  200    @     American Standard Cos., Inc.                     14,228
                1,550          Masco Corp.                                      32,628
                                                                          ------------
                                                                                46,856
                                                                          ------------
                               CHEMICALS: 0.16%
                  650          Air Products & Chemicals, Inc.                   27,787
                  250          Ashland, Inc.                                     7,132
                3,300          Du Pont EI de Nemours & Co.                     139,920
                  250          Eastman Chemical Co.                              9,192
                  400          Ecolab, Inc.                                     19,800
                  500          Engelhard Corp.                                  11,175
                  150          Great Lakes Chemical Corp.                        3,582
                  400          Hercules, Inc.                                    3,520
                  450          International Flavors & Fragrances, Inc.         15,795
                  500          PPG Industries, Inc.                             25,075
                  500          Praxair, Inc.                                    28,885
                  600          Rohm & Haas Co.                                  19,488
                  450          Sherwin-Williams Co.                             12,713
                  200          Sigma-Aldrich Corp.                               9,740
                                                                          ------------
                                                                               333,804
                                                                          ------------
                               COMMERCIAL SERVICES: 0.08%
                  500    @     Apollo Group, Inc.                               22,000
                1,400    @     Concord EFS, Inc.                                22,036
                  650    @     Convergys Corp.                                   9,847
                  270          Deluxe Corp.                                     11,367
                  400          Equifax, Inc.                                     9,256
                  810          H&R Block, Inc.                                  32,562
                  850          McKesson Corp.                                   22,976
                  500          Moody's Corp.                                    20,645
                  400          Paychex, Inc.                                    11,160
                  300    @     Quintiles Transnational Corp.                     3,630
                  800    @     Robert Half Intl., Inc.                          12,888
                                                                          ------------
                                                                               178,367
                                                                          ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS: 0.40%
                1,000    @     Apple Computer, Inc.                       $     14,330
                  650    @     Computer Sciences Corp.                          22,392
               10,500    @     Dell Computer Corp.                             280,770
                8,500    @     EMC Corp.-Mass.                                  52,190
               12,350          Hewlett-Packard Co.                             214,396
                1,900          International Business Machines Corp.           147,250
                  600    @     Lexmark Intl., Inc.                              36,300
                9,650    @     Sun Microsystems, Inc.                           30,012
                1,150    @     Sungard Data Systems, Inc.                       27,094
                1,000    @     Unisys Corp.                                      9,900
                1,150    @     Veritas Software Corp.                           17,963
                                                                          ------------
                                                                               852,597
                                                                          ------------
                               COSMETICS/PERSONAL CARE: 0.38%
                  200          Alberto-Culver Co.                               10,080
                  250          Avon Products, Inc.                              13,467
                1,500          Colgate-Palmolive Co.                            78,645
                3,850          Gillette Co.                                    116,886
                1,400          Kimberly-Clark Corp.                             66,458
                6,150          Procter & Gamble Co.                            528,531
                                                                          ------------
                                                                               814,067
                                                                          ------------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  350          WW Grainger, Inc.                                18,042
                                                                          ------------
                                                                                18,042
                                                                          ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.88%
                3,900          American Express Co.                            137,865
                  430          Bear Stearns Cos., Inc.                          25,542
                1,000          Capital One Financial Corp.                      29,720
                1,650          Charles Schwab Corp.                             17,903
               15,050          Citigroup, Inc.                                 529,609
                  650          Countrywide Financial Corp.                      33,572
                3,900          Fannie Mae                                      250,887
                  700          Franklin Resources, Inc.                         23,856
                3,500          Freddie Mac                                     206,675
                  550          Goldman Sachs Group, Inc.                        37,455
                1,270          Household Intl., Inc.                            35,319
                5,900          JP Morgan Chase & Co.                           141,600
                  650          Lehman Brothers Holdings, Inc.                   34,639
                5,125          MBNA Corp.                                       97,478
                2,600          Merrill Lynch & Co., Inc.                        98,670
                3,200          Morgan Stanley                                  127,744
                  850    @     Providian Financial Corp.                         5,517
                  450          SLM Corp.                                        46,737
                                                                          ------------
                                                                             1,880,788
                                                                          ------------
                               ELECTRIC: 0.28%
                  450          Ameren Corp.                                     18,706
                  950          American Electric Power Co., Inc.                25,963
                  800          Centerpoint Energy, Inc.                          6,800
                  600          Cinergy Corp.                                    20,232
                  460          CMS Energy Corp.                                  4,342
                  600          Consolidated Edison, Inc.                        25,692
                  450          Constellation Energy Group, Inc.                 12,519
                  900          Dominion Resources, Inc.                         49,410
                  450          DTE Energy Co.                                   20,880
                2,600          Duke Energy Corp.                                50,804
                1,400    @     Edison Intl.                                     16,590
                  650          Entergy Corp.                                    29,633
                1,250          Exelon Corp.                                     65,962
                  850          FirstEnergy Corp.                                28,024
                  500          FPL Group, Inc.                                  30,065
                  600          NiSource, Inc.                                   12,000
                1,600    @     PG&E Corp.                                       22,240

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                  300          Pinnacle West Capital Corp.                $     10,227
                  450          PPL Corp.                                        15,606
                  600          Progress Energy, Inc.                            26,010
                  550          Public Service Enterprise Group, Inc.            17,655
                1,900          Southern Co.                                     53,941
                  450          TECO Energy, Inc.                                 6,962
                1,050          TXU Corp.                                        19,614
                1,100          Xcel Energy, Inc.                                12,100
                                                                          ------------
                                                                               601,977
                                                                          ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.04%
                  750    @     American Power Conversion                        11,362
                1,300          Emerson Electric Co.                             66,105
                  550          Molex, Inc.                                      12,672
                                                                          ------------
                                                                                90,139
                                                                          ------------
                               ELECTRONICS: 0.04%
                1,300    @     Agilent Technologies, Inc.                       23,348
                  650          Applera Corp. -- Applied Biosystems Group        11,401
                  840    @     Jabil Circuit, Inc.                              15,053
                  350          Parker Hannifin Corp.                            16,146
                2,250    @     Sanmina-SCI Corp.                                10,103
                  200    @     Thermo Electron Corp.                             4,024
                  200          Thomas & Betts Corp.                              3,380
                  400    @     Waters Corp.                                      8,712
                                                                          ------------
                                                                                92,167
                                                                          ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
                  300          Fluor Corp.                                       8,400
                                                                          ------------
                                                                                 8,400
                                                                          ------------
                               ENTERTAINMENT: 0.01%
                  250    @     International Game Technology                    18,980
                                                                          ------------
                                                                                18,980
                                                                          ------------
                               ENVIRONMENTAL CONTROL: 0.02%
                  600    @     Allied Waste Industries, Inc.                     6,000
                1,800          Waste Management, Inc.                           41,256
                                                                          ------------
                                                                                47,256
                                                                          ------------
                               FOOD: 0.18%
                1,250          Albertson's, Inc.                                27,825
                1,900          Archer-Daniels-Midland Co.                       23,560
                1,300          Campbell Soup Co.                                30,511
                1,500          ConAgra Foods, Inc.                              37,515
                    1    @     Del Monte Foods Co.                                   7
                  450          General Mills, Inc.                              21,127
                  450          Hershey Foods Corp.                              30,348
                1,050          HJ Heinz Co.                                     34,513
                1,150          Kellogg Co.                                      39,411
                2,350    @     Kroger Co.                                       36,308
                2,050          Sara Lee Corp.                                   46,146
                  350          Supervalu, Inc.                                   5,779
                  500          Winn-Dixie Stores, Inc.                           7,640
                  600          WM Wrigley Jr Co.                                32,928
                                                                          ------------
                                                                               373,618
                                                                          ------------
                               FOREST PRODUCTS & PAPER: 0.05%
                  200          Boise Cascade Corp.                               5,044
                  650          Georgia-Pacific Corp.                            10,504
                1,400          International Paper Co.                          48,958
                  650          MeadWestvaco Corp.                               16,062
                  500          Plum Creek Timber Co., Inc.                      11,800

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
                  200          Temple-Inland, Inc.                        $      8,962
                  250          Weyerhaeuser Co.                                 12,303
                                                                          ------------
                                                                               113,633
                                                                          ------------
                               GAS: 0.02%
                  400          KeySpan Corp.                                    14,096
                  200          Nicor, Inc.                                       6,806
                  100          Peoples Energy Corp.                              3,865
                  850          Sempra Energy                                    20,103
                                                                          ------------
                                                                                44,870
                                                                          ------------
                               HAND/MACHINE TOOLS: 0.02%
                  350          Black & Decker Corp.                             15,011
                  250          Snap-On, Inc.                                     7,028
                  350          Stanley Works                                    12,103
                                                                          ------------
                                                                                34,142
                                                                          ------------
                               HEALTHCARE -- PRODUCTS: 0.32%
                1,210          Becton Dickinson & Co.                           37,135
                1,200    @     Boston Scientific Corp.                          51,024
                  200          CR Bard, Inc.                                    11,600
                1,380    @     Guidant Corp.                                    42,573
                8,750          Johnson & Johnson                               469,963
                  700    @     St. Jude Medical, Inc.                           27,804
                  600          Stryker Corp.                                    40,272
                  250    @     Zimmer Holdings, Inc.                            10,380
                                                                          ------------
                                                                               690,751
                                                                          ------------
                               HEALTHCARE -- SERVICES: 0.16%
                  680    A     Aetna, Inc.                                      27,962
                  630    @     Anthem, Inc.                                     39,627
                1,600          HCA, Inc.                                        66,400
                  750          Health Management Associates, Inc.               13,425
                  550    @     Humana, Inc.                                      5,500
                  300    @     Manor Care, Inc.                                  5,583
                  300    @     Quest Diagnostics                                17,070
                1,400    @     Tenet Healthcare Corp.                           22,960
                1,200          UnitedHealth Group, Inc.                        100,200
                  670    @     WellPoint Health Networks                        47,677
                                                                          ------------
                                                                               346,404
                                                                          ------------
                               HOME BUILDERS: 0.01%
                  310          Centex Corp.                                     15,562
                  180          KB Home                                           7,713
                  150          Pulte Homes, Inc.                                 7,181
                                                                          ------------
                                                                                30,456
                                                                          ------------
                               HOME FURNISHINGS: 0.02%
                  700          Leggett & Platt, Inc.                            15,708
                  300          Maytag Corp.                                      8,550
                  300          Whirlpool Corp.                                  15,666
                                                                          ------------
                                                                                39,924
                                                                          ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.04%
                  100    @     American Greetings                                1,580
                  450          Avery Dennison Corp.                             27,486
                  810          Clorox Co.                                       33,412
                  400          Fortune Brands, Inc.                             18,604
                                                                          ------------
                                                                                81,082
                                                                          ------------
                               HOUSEWARES: 0.01%
                  750          Newell Rubbermaid, Inc.                          22,748
                                                                          ------------
                                                                                22,748
                                                                          ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               INSURANCE: 0.45%
                  750    @@    ACE Ltd.                                   $     22,005
                1,450          Aflac, Inc.                                      43,674
                2,100          Allstate Corp.                                   77,679
                  250          AMBAC Financial Group, Inc.                      14,060
                3,150          American Intl. Group                            182,227
                  950          AON Corp.                                        17,945
                  200          Chubb Corp.                                      10,440
                  620          Cigna Corp.                                      25,494
                  450          Cincinnati Financial Corp.                       16,897
                  650          Hartford Financial Services Group, Inc.          29,529
                  400          Jefferson-Pilot Corp.                            15,244
                  750          John Hancock Financial Services, Inc.            20,925
                  200          Lincoln National Corp.                            6,316
                  550          Loews Corp.                                      24,453
                1,600          Marsh & McLennan Cos., Inc.                      73,936
                  600          MBIA, Inc.                                       26,316
                2,100          Metlife, Inc.                                    56,784
                  500          MGIC Investment Corp.                            20,650
                  900          Principal Financial Group                        27,117
                  850          Progressive Corp.                                42,186
                1,800          Prudential Financial, Inc.                       57,132
                  450          Safeco Corp.                                     15,602
                  300          St. Paul Cos.                                    10,215
                  300          Torchmark Corp.                                  10,959
                4,064    @     Travelers Property Casualty Corp.                59,538
                1,000          UnumProvident Corp.                              17,540
                  400    @@    XL Capital Ltd.                                  30,900
                                                                          ------------
                                                                               955,763
                                                                          ------------
                               INTERNET: 0.02%
                  350    @     eBay, Inc.                                       23,737
                1,800    @     Yahoo, Inc.                                      29,430
                                                                          ------------
                                                                                53,167
                                                                          ------------
                               IRON/STEEL: 0.01%
                  300          Nucor Corp.                                      12,390
                  300          United States Steel Corp.                         3,936
                                                                          ------------
                                                                                16,326
                                                                          ------------
                               LEISURE TIME: 0.02%
                  300          Brunswick Corp.                                   5,958
                  700          Carnival Corp.                                   17,465
                  350          Harley-Davidson, Inc.                            16,170
                  350    @     Sabre Holdings Corp.                              6,339
                                                                          ------------
                                                                                45,932
                                                                          ------------
                               LODGING: 0.02%
                  510    @     Harrah's Entertainment, Inc.                     20,196
                1,150          Hilton Hotels Corp.                              14,616
                  600          Starwood Hotels & Resorts Worldwide, Inc.        14,244
                                                                          ------------
                                                                                49,056
                                                                          ------------
                               MACHINERY -- DIVERSIFIED: 0.03%
                  650          Deere & Co.                                      29,802
                  550          Dover Corp.                                      16,038
                  500          Rockwell Automation, Inc.                        10,355
                                                                          ------------
                                                                                56,195
                                                                          ------------
                               MEDIA: 0.32%
                5,350    @     AOL Time Warner, Inc.                            70,085
                1,900    @     Clear Channel Communications, Inc.               70,851
                2,752    @     Comcast Corp.                                    64,865
                  850          Gannett Co., Inc.                                61,030
                  300          Knight-Ridder, Inc.                              18,975

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES R

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                  550          McGraw-Hill Cos., Inc.                     $     33,242
                  180          Meredith Corp.                                    7,400
                  250          New York Times Co.                               11,433
                  950          Tribune Co.                                      43,187
                5,300    @     Viacom, Inc.                                    216,028
                5,750          Walt Disney Co.                                  93,782
                                                                          ------------
                                                                               690,878
                                                                          ------------
                               MINING: 0.02%
                  150    @     Freeport-McMoRan Copper & Gold, Inc.              2,517
                1,150          Newmont Mining Corp.                             33,385
                  350    @     Phelps Dodge Corp.                               11,078
                                                                          ------------
                                                                                46,980
                                                                          ------------
                               MISCELLANEOUS MANUFACTURING: 0.55%
                1,150          3M Co.                                          141,795
                  300          Cooper Industries Ltd.                           10,935
                  150          Crane Co.                                         2,989
                  450          Danaher Corp.                                    29,565
                1,150          Eastman Kodak Co.                                40,296
                  200          Eaton Corp.                                      15,622
               29,100          General Electric Co.                            708,585
                2,500          Honeywell Intl., Inc.                            60,000
                  900          Illinois Tool Works, Inc.                        58,374
                  500    @@    Ingersoll-Rand Co.                               21,530
                  350          ITT Industries, Inc.                             21,241
                  100          Pall Corp.                                        1,668
                  650          Textron, Inc.                                    27,944
                2,350    @@    Tyco Intl. Ltd.                                  40,138
                                                                          ------------
                                                                             1,180,682
                                                                          ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                  650          Pitney Bowes, Inc.                               21,229
                2,800    @     Xerox Corp.                                      22,540
                                                                          ------------
                                                                                43,769
                                                                          ------------
                               OIL & GAS: 0.55%
                  360          Amerada Hess Corp.                               19,818
                  750          Anadarko Petroleum Corp.                         35,925
                  570          Apache Corp.                                     32,484
                  550          Burlington Resources, Inc.                       23,457
                1,250          ChevronTexaco Corp.                              83,100
                1,945          ConocoPhillips                                   94,118
                  600          Devon Energy Corp.                               27,540
               19,700          Exxon Mobil Corp.                               688,318
                1,200          Marathon Oil Corp.                               25,548
                  600   @,@@   Nabors Industries Ltd.                           21,162
                  550    @     Noble Corp.                                      19,332
                1,120          Occidental Petroleum Corp.                       31,864
                  350          Rowan Cos., Inc.                                  7,945
                1,470          Transocean, Inc.                                 34,104
                  800          Unocal Corp.                                     24,464
                                                                          ------------
                                                                             1,169,179
                                                                          ------------
                               OIL & GAS SERVICES: 0.02%
                  600          Baker Hughes, Inc.                               19,314
                1,200          Halliburton Co.                                  22,452
                                                                          ------------
                                                                                41,766
                                                                          ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.01%
                  150          Ball Corp.                                 $      7,678
                  150          Bemis Co.                                         7,444
                  400    @     Pactiv Corp.                                      8,744
                                                                          ------------
                                                                                23,866
                                                                          ------------
                               PHARMACEUTICALS: 0.72%
                  200          Allergan, Inc.                                   11,524
                  500          AmerisourceBergen Corp.                          27,155
                1,400          Cardinal Health, Inc.                            82,866
                  600    @     Forest Laboratories, Inc.                        58,932
                  650    @     King Pharmaceuticals, Inc.                       11,174
                6,600          Merck & Co., Inc.                               373,626
               18,200          Pfizer, Inc.                                    556,374
                3,800          Pharmacia Corp.                                 158,840
                4,450          Schering-Plough Corp.                            98,790
                  450    @     Watson Pharmaceuticals, Inc.                     12,722
                3,900          Wyeth                                           145,860
                                                                          ------------
                                                                             1,537,863
                                                                          ------------
                               PIPELINES: 0.00%
                  150          Kinder Morgan, Inc.                               6,341
                                                                          ------------
                                                                                 6,341
                                                                          ------------
                               REITS: 0.02%
                1,200          Equity Office Properties Trust                   29,976
                  500          Simon Property Group, Inc.                       17,035
                                                                          ------------
                                                                                47,011
                                                                          ------------
                               RETAIL: 0.62%
                  300    @     Autozone, Inc.                                   21,195
                  850    @     Bed Bath & Beyond, Inc.                          29,350
                  900    @     Best Buy Co., Inc.                               21,735
                  350    @     Big Lots, Inc.                                    4,630
                1,150          CVS Corp.                                        28,715
                  650          Darden Restaurants, Inc.                         13,292
                  250          Dillard's, Inc.                                   3,965
                1,100          Dollar General Corp.                             13,145
                  450          Family Dollar Stores                             14,045
                  650    @     Federated Department Stores                      18,694
                4,500          Gap, Inc. (The)                                  69,840
                6,930          Home Depot, Inc.                                166,043
                1,100          JC Penney Co., Inc.                              25,311
                1,050    @     Kohl's Corp.                                     58,748
                3,150          Lowe's Cos., Inc.                               118,125
                2,350          Ltd. Brands                                      32,736
                  800          May Department Stores Co.                        18,384
                3,900          McDonald's Corp.                                 62,712
                  500          Nordstrom, Inc.                                   9,485
                1,420    @     Office Depot, Inc.                               20,959
                  600          RadioShack Corp.                                 11,244
                2,210    @     Staples, Inc.                                    40,443
                1,050    @     Starbucks Corp.                                  21,399
                2,750          Target Corp.                                     82,500
                  400          Tiffany & Co.                                     9,564
                1,500          TJX Cos, Inc.                                    29,280
                2,900          Walgreen Co.                                     84,651
                5,300          Wal-Mart Stores, Inc.                           267,703
                  300          Wendy's Intl., Inc.                               8,121
                  850    @     Yum! Brands, Inc.                                20,587
                                                                          ------------
                                                                             1,326,601
                                                                          ------------

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES R

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               SAVINGS & LOANS: 0.09%
                  730          Golden West Financial Corp.                $     52,421
                3,800          Washington Mutual, Inc.                         131,214
                                                                          ------------
                                                                               183,635
                                                                          ------------
                               SEMICONDUCTORS: 0.30%
                1,000    @     Advanced Micro Devices, Inc.                      6,460
                  950    @     Altera Corp.                                     11,723
                  400    @     Analog Devices, Inc.                              9,548
                5,000    @     Applied Materials, Inc.                          65,150
               19,950          Intel Corp.                                     310,622
                  550    @     Kla-Tencor Corp.                                 19,454
                1,200          Linear Technology Corp.                          30,864
                1,150    @     LSI Logic Corp.                                   6,636
                  900          Maxim Integrated Products                        29,736
                  750    @     Micron Technology, Inc.                           7,305
                  500    @     National Semiconductor Corp.                      7,505
                  690    @     Novellus Systems, Inc.                           19,375
                  450    @     Nvidia Corp.                                      5,180
                  380    @     QLogic Corp.                                     13,114
                  650    @     Teradyne, Inc.                                    8,457
                4,850          Texas Instruments, Inc.                          72,799
                1,000    @     Xilinx, Inc.                                     20,600
                                                                          ------------
                                                                               644,528
                                                                          ------------
                               SOFTWARE: 0.65%
                  700          Adobe Systems, Inc.                              17,361
                  500          Autodesk, Inc.                                    7,150
                1,850          Automatic Data Processing                        72,612
                1,050    @     BMC Software, Inc.                               17,965
                  550    @     Citrix Systems, Inc.                              6,776
                1,600          Computer Associates Intl., Inc.                  21,600
                1,450    @     Compuware Corp.                                   6,960
                  700    @     Electronic Arts, Inc.                            34,839
                2,150          First Data Corp.                                 76,131
                  550    @     Fiserv, Inc.                                     18,672
                  600    @     Intuit, Inc.                                     28,152
                  200    @     Mercury Interactive Corp.                         5,930
               15,650    @     Microsoft Corp.                                 809,105
               21,250    @     Oracle Corp.                                    229,500
                  900    @     Peoplesoft, Inc.                                 16,470
                  750    @     Rational Software Corp.                           7,793
                2,090    @     Siebel Systems, Inc.                             15,633
                                                                          ------------
                                                                             1,392,649
                                                                          ------------
                               TELECOMMUNICATIONS: 0.63%
                  900          Alltel Corp.                                     45,900
                  300    @     Andrew Corp.                                      3,084
                2,320          AT&T Corp.                                       60,575
                5,550          BellSouth Corp.                                 143,578
                  600          CenturyTel, Inc.                                 17,628
                1,500    @     CIENA Corp.                                       7,710
               21,650    @     Cisco Systems, Inc.                             283,615
                1,200    @     Citizens Communications Co.                      12,660
                  550    @     Comverse Technology, Inc.                         5,511
                6,850          Motorola, Inc.                                   59,253
                2,600    @     Nextel Communications, Inc.                      30,030
                  900    @     Qualcomm, Inc.                                   32,751
                9,900          SBC Communications, Inc.                        268,389
                  600          Scientific-Atlanta, Inc.                          7,116
                3,350          Sprint Corp.-FON Group                           48,508
                1,350    @     Tellabs, Inc.                                     9,815
                8,000          Verizon Communications, Inc.                    310,000
                                                                          ------------
                                                                             1,346,123
                                                                          ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               TEXTILES: 0.01%
                  450          Cintas Corp.                               $     20,587
                                                                          ------------
                                                                                20,587
                                                                          ------------
                               TOBACCO: 0.11%
                5,900          Philip Morris Cos., Inc.                        239,127
                  100          RJ Reynolds Tobacco Holdings, Inc.                4,211
                                                                          ------------
                                                                               243,338
                                                                          ------------
                               TOYS/GAMES/HOBBIES: 0.02%
                  450          Hasbro, Inc.                                      5,197
                2,200          Mattel, Inc.                                     42,130
                                                                          ------------
                                                                                47,327
                                                                          ------------
                               TRANSPORTATION: 0.16%
                1,050          Burlington Northern Santa Fe Corp.               27,310
                  900          FedEx Corp.                                      48,798
                1,100          Norfolk Southern Corp.                           21,989
                  700          Union Pacific Corp.                              41,909
                3,350          United Parcel Service, Inc.                     211,318
                                                                          ------------
                                                                               351,324
                                                                          ------------
                               TRUCKING & LEASING: 0.00%
                  200          Ryder System, Inc.                                4,488
                                                                          ------------
                                                                                 4,488
                                                                          ------------
                               Total Common Stock
                                (Cost $22,379,190)                          21,533,693
                                                                          ------------
      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 13.98%
                        DIVERSIFIED FINANCIAL SERVICES: 3.47%
     $      7,000,000   General Electric Capital Corp.,
                          5.000%, due 06/15/07                               7,419,321
                                                                          ------------
                        SOVEREIGN: 10.51%
            3,720,000   FICO Strip,
                          Zero Coupon, due 06/06/07                          3,223,451
            7,558,000   FICO Strip,
                          Zero Coupon, due 12/06/07                          6,449,415
            2,653,000   FICO Strip,
                          Zero Coupon, due 12/27/07                          2,251,535
            5,146,000   Israel Trust,
                          Zero Coupon, due 11/15/07                          4,425,483
            3,917,000   Israel Trust,
                          Zero Coupon, due 11/15/07                          3,368,561
            3,185,000   Turkey Trust,
                          Zero Coupon, due 05/15/07                          2,771,026
                                                                          ------------
                                                                            22,489,471
                                                                          ------------
                        Total Bonds/Notes
                          (Cost $29,160,180)                                29,908,792
                                                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.78%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.04%
           20,000,000   Zero Coupon, due 09/14/07                           17,207,360
                                                                          ------------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION --
                         STRIP: 3.35%
            6,250,000   Zero Coupon, due 07/15/07                            5,432,912
            2,000,000   Zero Coupon, due 09/15/07                            1,731,770
                                                                          ------------
                                                                             7,164,682
                                                                          ------------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES R

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 35.39%
     $     87,000,000   Zero Coupon, due 06/15/07                         $ 75,762,732
                                                                          ------------
                        Total U.S. Government Agency Obligations
                         (Cost $95,332,929)                                100,134,774
                                                                          ------------
U.S. TREASURY OBLIGATIONS: 28.83%
                        U.S. TREASURY STRIP: 28.83%
           69,221,000   Zero Coupon, due 05/15/07                           61,721,528
                                                                          ------------
                        Total U.S. Treasury Obligations
                         (Cost $59,071,780)                                 61,721,528
                                                                          ------------
                        Total Long-Term Investments
                          (Cost $205,944,079)                              213,298,787
                                                                          ------------
SHORT-TERM INVESTMENT: 0.49%
            1,054,000   State Street Repurchase Agreement, dated
                        12/31/02, 1.200%, due 01/02/03, $1,054,070 to be
                        received upon repurchase (collateralized by
                        $1,080,000 FHLB, 1.600% Market Value $1,080,000
                        due 01/16/04)                                        1,054,000
                                                                          ------------
                        Total Short-Term Investment
                          (Cost $1,054,000)                                  1,054,000
                                                                          ------------

                        TOTAL INVESTMENTS IN SECURITIES              100.13% $214,352,787
                         (COST $206,998,079)*
                        OTHER ASSETS AND LIABILITIES-NET              -0.13%     (274,341)
                                                                   --------  ------------
                        NET ASSETS                                   100.00% $214,078,446
                                                                   ========  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $209,590,131. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                                 $ 6,141,858
                        Gross Unrealized Depreciation                                  (1,379,202)
                                                                                      -----------
                        Net Unrealized Appreciation                                   $ 4,762,656
                                                                                      ===========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES S

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
COMMON STOCK: 12.43%
                               ADVERTISING: 0.01%
                2,450          Interpublic Group Cos., Inc.                 $    34,496
                                                                            -----------
                                                                                 34,496
                                                                            -----------
                               AEROSPACE/DEFENSE: 0.23%
                4,350          Boeing Co.                                       143,506
                1,100          General Dynamics Corp.                            87,307
                  300          Goodrich Corp.                                     5,496
                2,400          Lockheed Martin Corp.                            138,600
                1,018          Northrop Grumman Corp.                            98,730
                1,200          Raytheon Co.                                      36,900
                1,680          Rockwell Collins, Inc.                            39,077
                3,350          United Technologies Corp.                        207,499
                                                                            -----------
                                                                                757,115
                                                                            -----------
                               AGRICULTURE: 0.02%
                  650          Monsanto Co.                                      12,513
                1,300          UST, Inc.                                         43,459
                                                                            -----------
                                                                                 55,972
                                                                            -----------
                               APPAREL: 0.05%
                1,090    @     Jones Apparel Group, Inc.                         38,630
                1,000          Liz Claiborne, Inc.                               29,650
                1,450          Nike, Inc.                                        64,482
                  400    @     Reebok Intl. Ltd.                                 11,760
                  780          VF Corp.                                          28,119
                                                                            -----------
                                                                                172,641
                                                                            -----------
                               AUTO MANUFACTURERS: 0.09%
               16,150          Ford Motor Co.                                   150,195
                2,950          General Motors Corp.                             108,737
                  910          Paccar, Inc.                                      41,978
                                                                            -----------
                                                                                300,910
                                                                            -----------
                               AUTO PARTS & EQUIPMENT: 0.04%
                  500          Cooper Tire & Rubber Co.                           7,670
                  800          Dana Corp.                                         9,408
                4,200          Delphi Corp.                                      33,810
                1,100          Goodyear Tire & Rubber Co.                         7,491
                  700          Johnson Controls, Inc.                            56,119
                                                                            -----------
                                                                                114,498
                                                                            -----------
                               BANKS: 0.92%
                2,000          AmSouth Bancorp                                   38,400
               11,050          Bank of America Corp.                            768,748
                6,150          Bank One Corp.                                   224,782
                1,050          BB&T Corp.                                        38,839
                1,750          Charter One Financial, Inc.                       50,277
                1,200          Comerica, Inc.                                    51,888
                1,000          First Tennessee National Corp.                    35,940
                5,550          FleetBoston Financial Corp.                      134,865
                1,700          Huntington Bancshares, Inc.                       31,807
                2,200          Keycorp                                           55,308
                1,600          Marshall & Ilsley Corp.                           43,808
                1,250          Mellon Financial Corp.                            32,638
                3,200          National City Corp.                               87,424
                1,300          North Fork Bancorporation, Inc.                   43,862
                1,450          PNC Financial Services Group, Inc.                60,755
                1,600          Regions Financial Corp.                           53,376
                2,100          SouthTrust Corp.                                  52,185
                1,700          State Street Corp.                                66,300
                1,500          SunTrust Banks, Inc.                              85,380
                2,200          Synovus Financial Corp.                           42,680
                1,450          Union Planters Corp                               40,803
                9,950          US Bancorp                                       211,139

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                7,500          Wachovia Corp.                               $   273,300
                9,250          Wells Fargo & Co.                                433,548
                  500          Zions Bancorporation                              19,675
                                                                            -----------
                                                                              2,977,727
                                                                            -----------
                               BEVERAGES: 0.40%
                4,300          Anheuser-Busch Cos., Inc.                        208,120
                  400          Brown-Forman Corp.                                26,144
               13,050          Coca-Cola Co.                                    571,851
                2,300          Coca-Cola Enterprises, Inc.                       49,956
                  300          Coors (Adolph)                                    18,375
                1,800          Pepsi Bottling Group, Inc.                        46,260
                9,050          PepsiCo, Inc.                                    382,091
                                                                            -----------
                                                                              1,302,797
                                                                            -----------
                               BIOTECHNOLOGY: 0.13%
                7,250    @     Amgen, Inc.                                      350,465
                  750    @     Biogen, Inc.                                      30,045
                1,300    @     Chiron Corp.                                      48,880
                                                                            -----------
                                                                                429,390
                                                                            -----------
                               BUILDING MATERIALS: 0.03%
                  400    @     American Standard Cos., Inc.                      28,456
                2,500          Masco Corp.                                       52,625
                                                                            -----------
                                                                                 81,081
                                                                            -----------
                               CHEMICALS: 0.20%
                1,300          Air Products & Chemicals, Inc.                    55,575
                  390          Ashland, Inc.                                     11,127
                5,700          Du Pont EI de Nemours & Co.                      241,680
                  600          Eastman Chemical Co.                              22,062
                  700          Ecolab, Inc.                                      34,650
                1,000          Engelhard Corp.                                   22,350
                  800          International Flavors & Fragrances, Inc.          28,080
                  950          PPG Industries, Inc.                              47,643
                  950          Praxair, Inc.                                     54,882
                1,750          Rohm & Haas Co.                                   56,840
                1,300          Sherwin-Williams Co.                              36,725
                  450          Sigma-Aldrich Corp.                               21,915
                                                                            -----------
                                                                                633,529
                                                                            -----------
                               COMMERCIAL SERVICES: 0.12%
                1,200    @     Apollo Group, Inc.                                52,800
                3,000    @     Concord EFS, Inc.                                 47,220
                1,400    @     Convergys Corp.                                   21,210
                  510          Deluxe Corp.                                      21,471
                  700          Equifax, Inc.                                     16,198
                1,630          H&R Block, Inc.                                   65,526
                1,700          McKesson Corp.                                    45,951
                  950          Moody's Corp.                                     39,226
                1,050          Paychex, Inc.                                     29,295
                1,200    @     Quintiles Transnational Corp.                     14,520
                1,200    @     Robert Half Intl., Inc.                           19,332
                                                                            -----------
                                                                                372,749
                                                                            -----------
                               COMPUTERS: 0.49%
                1,900    @     Apple Computer, Inc.                              27,227
                  950    @     Computer Sciences Corp.                           32,727
               19,250    @     Dell Computer Corp.                              514,745
               15,900    @     EMC Corp.-Mass.                                   97,626
               22,650          Hewlett-Packard Co.                              393,204
                3,550          International Business Machines Corp.            275,125
                1,140    @     Lexmark Intl., Inc.                               68,970
               25,900    @     Sun Microsystems, Inc.                            80,549
                1,850    @     Sungard Data Systems, Inc.                        43,586

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES S

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                2,000    @     Unisys Corp.                                 $    19,800
                2,550    @     Veritas Software Corp.                            39,831
                                                                            -----------
                                                                              1,593,390
                                                                            -----------
                               COSMETICS/PERSONAL CARE: 0.47%
                  300          Alberto-Culver Co.                                15,120
                  500          Avon Products, Inc.                               26,935
                2,700          Colgate-Palmolive Co.                            141,561
                7,100          Gillette Co.                                     215,556
                2,550          Kimberly-Clark Corp.                             121,049
               11,550          Procter & Gamble Co.                             992,607
                                                                            -----------
                                                                              1,512,828
                                                                            -----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  650          WW Grainger, Inc.                                 33,507
                                                                            -----------
                                                                                 33,507
                                                                            -----------
                               DIVERSIFIED FINANCIAL SERVICES: 1.07%
                7,000          American Express Co.                             247,450
                  820          Bear Stearns Cos, Inc.                            48,708
                1,820          Capital One Financial Corp.                       54,090
                3,200          Charles Schwab Corp.                              34,720
               28,200          Citigroup, Inc.                                  992,358
                1,050          Countrywide Financial Corp.                       54,232
                7,340          Fannie Mae                                       472,182
                1,350          Franklin Resources, Inc.                          46,008
                6,540          Freddie Mac                                      386,187
                1,050          Goldman Sachs Group, Inc.                         71,505
                2,320          Household Intl., Inc.                             64,519
               10,400          JP Morgan Chase & Co.                            249,600
                1,300          Lehman Brothers Holdings, Inc.                    69,277
                9,600          MBNA Corp.                                       182,592
                4,500          Merrill Lynch & Co., Inc.                        170,775
                5,700          Morgan Stanley                                   227,544
                2,300    @     Providian Financial Corp.                         14,927
                  800          SLM Corp.                                         83,088
                                                                            -----------
                                                                              3,469,762
                                                                            -----------
                               ELECTRIC: 0.37%
                  950          Ameren Corp.                                      39,491
                1,650          American Electric Power Co., Inc.                 45,094
                1,400          Centerpoint Energy, Inc.                          11,900
                  750          Cinergy Corp.                                     25,290
                  950          CMS Energy Corp.                                   8,968
                1,250          Consolidated Edison, Inc.                         53,525
                1,300          Constellation Energy Group, Inc.                  36,166
                1,700          Dominion Resources, Inc.                          93,330
                1,350          DTE Energy Co.                                    62,640
                4,350          Duke Energy Corp.                                 84,999
                2,900    @     Edison Intl.                                      34,365
                1,300          Entergy Corp.                                     59,267
                2,150          Exelon Corp.                                     113,455
                1,500          FirstEnergy Corp.                                 49,455
                  900          FPL Group, Inc.                                   54,117
                1,600          NiSource, Inc.                                    32,000
                3,550    @     PG&E Corp.                                        49,345
                  400          Pinnacle West Capital Corp.                       13,636
                1,100          PPL Corp.                                         38,148
                1,150          Progress Energy, Inc.                             49,853
                1,700          Public Service Enterprise Group, Inc.             54,570
                3,550          Southern Co.                                     100,785
                1,200          TECO Energy, Inc.                                 18,564

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                2,150          TXU Corp.                                    $    40,162
                2,200          Xcel Energy, Inc.                                 24,200
                                                                            -----------
                                                                              1,193,325
                                                                            -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.05%
                1,830    @     American Power Conversion                         27,724
                2,150          Emerson Electric Co.                             109,327
                1,200          Molex, Inc.                                       27,648
                                                                            -----------
                                                                                164,699
                                                                            -----------
                               ELECTRONICS: 0.07%
                2,850    @     Agilent Technologies, Inc.                        51,186
                1,700          Applera Corp. -- Applied Biosystems Group         29,818
                1,690    @     Jabil Circuit, Inc.                               30,285
                  900          Parker Hannifin Corp.                             41,517
                4,450    @     Sanmina-SCI Corp.                                 19,981
                  500    @     Tektronix, Inc.                                    9,095
                  350    @     Thermo Electron Corp.                              7,042
                1,000    @     Waters Corp.                                      21,780
                                                                            -----------
                                                                                210,704
                                                                            -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  820          Fluor Corp.                                       22,960
                                                                            -----------
                                                                                 22,960
                                                                            -----------
                               ENTERTAINMENT: 0.01%
                  500    @     International Game Technology                     37,960
                                                                            -----------
                                                                                 37,960
                                                                            -----------
                               ENVIRONMENTAL CONTROL: 0.03%
                  750    @     Allied Waste Industries, Inc.                      7,500
                3,250          Waste Management, Inc.                            74,490
                                                                            -----------
                                                                                 81,990
                                                                            -----------
                               FOOD: 0.21%
                2,050          Albertson's, Inc.                                 45,633
                4,600          Archer-Daniels-Midland Co.                        57,040
                2,600          Campbell Soup Co.                                 61,022
                2,700          ConAgra Foods, Inc.                               67,527
                    1    @     Del Monte Foods Co.                                    4
                  850          General Mills, Inc.                               39,907
                  700          Hershey Foods Corp.                               47,208
                1,750          HJ Heinz Co.                                      57,523
                2,100          Kellogg Co.                                       71,967
                4,050    @     Kroger Co.                                        62,573
                4,000          Sara Lee Corp.                                    90,040
                  850          Supervalu, Inc.                                   14,034
                1,140          Winn-Dixie Stores, Inc.                           17,419
                1,150          WM Wrigley Jr Co.                                 63,112
                                                                            -----------
                                                                                695,009
                                                                            -----------
                               FOREST PRODUCTS & PAPER: 0.07%
                  500          Boise Cascade Corp.                               12,610
                1,500          Georgia-Pacific Corp.                             24,240
                2,750          International Paper Co.                           96,168
                1,250          MeadWestvaco Corp.                                30,888
                1,200          Plum Creek Timber Co., Inc.                       28,320
                  300          Temple-Inland, Inc.                               13,443
                  700          Weyerhaeuser Co.                                  34,447
                                                                            -----------
                                                                                240,116
                                                                            -----------
                               GAS: 0.02%
                1,000          KeySpan Corp.                                     35,240
                  390          Nicor, Inc.                                       13,272

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES S

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               GAS (CONTINUED)
                  150          Peoples Energy Corp.                         $     5,798
                1,000          Sempra Energy                                     23,650
                                                                            -----------
                                                                                 77,960
                                                                            -----------
                               HAND/MACHINE TOOLS: 0.02%
                  680          Black & Decker Corp.                              29,165
                  200          Snap-On, Inc.                                      5,622
                  500          Stanley Works                                     17,290
                                                                            -----------
                                                                                 52,077
                                                                            -----------
                               HEALTHCARE -- PRODUCTS: 0.40%
                  300          Bausch & Lomb, Inc.                               10,800
                1,880          Becton Dickinson & Co.                            57,697
                2,350    @     Boston Scientific Corp.                           99,922
                  300          CR Bard, Inc.                                     17,400
                2,830    @     Guidant Corp.                                     87,306
               16,450          Johnson & Johnson                                883,530
                1,250    @     St. Jude Medical, Inc.                            49,650
                1,100          Stryker Corp.                                     73,832
                  450    @     Zimmer Holdings, Inc.                             18,684
                                                                            -----------
                                                                              1,298,821
                                                                            -----------
                               HEALTHCARE -- SERVICES: 0.22%
                1,410    A     Aetna, Inc.                                       57,979
                1,410    @     Anthem, Inc.                                      88,689
                2,950          HCA, Inc.                                        122,425
                1,400          Health Management Associates, Inc.                25,060
                2,650    @     Healthsouth Corp.                                 11,130
                1,200    @     Humana, Inc.                                      12,000
                  500    @     Manor Care, Inc.                                   9,305
                  800    @     Quest Diagnostics                                 45,520
                2,650    @     Tenet Healthcare Corp.                            43,460
                2,250          UnitedHealth Group, Inc.                         187,875
                1,370    @     WellPoint Health Networks                         97,489
                                                                            -----------
                                                                                700,932
                                                                            -----------
                               HOME BUILDERS: 0.02%
                  560          Centex Corp.                                      28,112
                  480          KB Home                                           20,568
                  350          Pulte Homes, Inc.                                 16,755
                                                                            -----------
                                                                                 65,435
                                                                            -----------
                               HOME FURNISHINGS: 0.02%
                1,400          Leggett & Platt, Inc.                             31,416
                  400          Maytag Corp.                                      11,400
                  300          Whirlpool Corp.                                   15,666
                                                                            -----------
                                                                                 58,482
                                                                            -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.04%
                  600          Avery Dennison Corp.                              36,648
                1,500          Clorox Co.                                        61,875
                  800          Fortune Brands, Inc.                              37,208
                                                                            -----------
                                                                                135,731
                                                                            -----------
                               HOUSEWARES: 0.02%
                1,750          Newell Rubbermaid, Inc.                           53,078
                                                                            -----------
                                                                                 53,078
                                                                            -----------
                               INSURANCE: 0.55%
                1,750    @@    ACE Ltd.                                          51,345
                2,650          Aflac, Inc.                                       79,818
                3,900          Allstate Corp.                                   144,261
                  750          AMBAC Financial Group, Inc.                       42,180
                5,450          American Intl. Group                             315,282

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                1,900          AON Corp.                                    $    35,891
                  500          Chubb Corp.                                       26,100
                1,060          Cigna Corp.                                       43,587
                  900          Cincinnati Financial Corp.                        33,795
                1,300          Hartford Financial Services Group, Inc.           59,059
                1,100          Jefferson-Pilot Corp.                             41,921
                1,450          John Hancock Financial Services, Inc.             40,455
                  400          Lincoln National Corp.                            12,632
                1,100          Loews Corp.                                       48,906
                2,750          Marsh & McLennan Cos., Inc.                      127,078
                1,150          MBIA, Inc.                                        50,439
                3,900          Metlife, Inc.                                    105,456
                  600          MGIC Investment Corp.                             24,780
                1,750          Principal Financial Group                         52,728
                1,500          Progressive Corp.                                 74,445
                3,000          Prudential Financial, Inc.                        95,220
                  900          Safeco Corp.                                      31,203
                  500          St. Paul Cos.                                     17,025
                  850          Torchmark Corp.                                   31,051
                6,900    @     Travelers Property Casualty Corp.                101,085
                1,950          UnumProvident Corp.                               34,203
                  750    @@    XL Capital Ltd.                                   57,937
                                                                            -----------
                                                                              1,777,882
                                                                            -----------
                               INTERNET: 0.03%
                  700    @     eBay, Inc.                                        47,474
                3,250    @     Yahoo, Inc.                                       53,138
                                                                            -----------
                                                                                100,612
                                                                            -----------
                               IRON/STEEL: 0.01%
                  600          Nucor Corp.                                       24,780
                1,050          United States Steel Corp.                         13,776
                                                                            -----------
                                                                                 38,556
                                                                            -----------
                               LEISURE TIME: 0.03%
                  500          Brunswick Corp.                                    9,930
                1,300          Carnival Corp.                                    32,435
                  650          Harley-Davidson, Inc.                             30,030
                  700    @     Sabre Holdings Corp.                              12,677
                                                                            -----------
                                                                                 85,072
                                                                            -----------
                               LODGING: 0.03%
                  930    @     Harrah's Entertainment, Inc.                      36,828
                1,950          Hilton Hotels Corp.                               24,785
                1,600          Starwood Hotels & Resorts Worldwide, Inc.         37,984
                                                                            -----------
                                                                                 99,597
                                                                            -----------
                               MACHINERY -- DIVERSIFIED: 0.04%
                1,200          Deere & Co.                                       55,020
                1,050          Dover Corp.                                       30,618
                1,500          Rockwell Automation, Inc.                         31,065
                                                                            -----------
                                                                                116,703
                                                                            -----------
                               MEDIA: 0.38%
                9,250    @     AOL Time Warner, Inc.                            121,175
                3,150    @     Clear Channel Communications, Inc.               117,463
                4,797    @     Comcast Corp.                                    113,065
                1,400          Gannett Co., Inc.                                100,520
                  600          Knight-Ridder, Inc.                               37,950
                1,050          McGraw-Hill Cos., Inc.                            63,462
                  340          Meredith Corp.                                    13,977
                  500          New York Times Co.                                22,865
                1,550          Tribune Co.                                       70,463
                9,750    @     Viacom, Inc.                                     397,410

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES S

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               GAS (CONTINUED)
               10,700          Walt Disney Co.                              $   174,517
                                                                            -----------
                                                                              1,232,867
                                                                            -----------
                               METAL FABRICATE/HARDWARE: 0.00%
                  600          Worthington Industries                             9,144
                                                                            -----------
                                                                                  9,144
                                                                            -----------
                               MINING: 0.03%
                1,350    @     Freeport-McMoRan Copper & Gold, Inc.              22,653
                2,250          Newmont Mining Corp.                              65,318
                  600    @     Phelps Dodge Corp.                                18,990
                                                                            -----------
                                                                                106,961
                                                                            -----------
                               MISCELLANEOUS MANUFACTURING: 0.67%
                2,050          3M Co.                                           252,765
                  500          Cooper Industries Ltd.                            18,225
                  200          Crane Co.                                          3,986
                  750          Danaher Corp.                                     49,275
                2,050          Eastman Kodak Co.                                 71,832
                  450          Eaton Corp.                                       35,149
               54,550          General Electric Co.                           1,328,292
                4,350          Honeywell Intl., Inc.                            104,400
                1,650          Illinois Tool Works, Inc.                        107,019
                1,200    @@    Ingersoll-Rand Co.                                51,672
                  800          ITT Industries, Inc.                              48,552
                  200          Pall Corp.                                         3,336
                  970          Textron, Inc.                                     41,700
                4,400    @@    Tyco Intl. Ltd.                                   75,152
                                                                            -----------
                                                                              2,191,355
                                                                            -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
                1,350          Pitney Bowes, Inc.                                44,091
                3,750    @     Xerox Corp.                                       30,188
                                                                            -----------
                                                                                 74,279
                                                                            -----------
                               OIL & GAS: 0.66%
                  620          Amerada Hess Corp.                                34,131
                1,300          Anadarko Petroleum Corp.                          62,270
                1,020          Apache Corp.                                      58,130
                1,050          Burlington Resources, Inc.                        44,782
                2,350          ChevronTexaco Corp.                              156,228
                3,550          ConocoPhillips                                   171,784
                1,150          Devon Energy Corp.                                52,785
               36,900          Exxon Mobil Corp.                              1,289,286
                2,350          Marathon Oil Corp.                                50,032
                  850   @,@@   Nabors Industries Ltd.                            29,979
                  750    @     Noble Corp.                                       26,362
                1,980          Occidental Petroleum Corp.                        56,331
                  650          Rowan Cos., Inc.                                  14,755
                2,650          Transocean, Inc.                                  61,480
                1,450          Unocal Corp.                                      44,341
                                                                            -----------
                                                                              2,152,676
                                                                            -----------
                               OIL & GAS SERVICES: 0.02%
                  700          Baker Hughes, Inc.                                22,533
                3,100          Halliburton Co.                                   58,001
                                                                            -----------
                                                                                 80,534
                                                                            -----------
                               PACKAGING & CONTAINERS: 0.02%
                  480          Ball Corp.                                        24,571
                  400          Bemis Co.                                         19,852
                1,200    @     Pactiv Corp.                                      26,232
                                                                            -----------
                                                                                 70,655
                                                                            -----------

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               PHARMACEUTICALS: 0.89%
                  400          Allergan, Inc.                               $    23,048
                  800          AmerisourceBergen Corp.                           43,448
                2,550          Cardinal Health, Inc.                            150,934
                1,050    @     Forest Laboratories, Inc.                        103,131
                1,450    @     King Pharmaceuticals, Inc.                        24,926
               12,400          Merck & Co., Inc.                                701,964
               34,100          Pfizer, Inc.                                   1,042,437
                7,150          Pharmacia Corp.                                  298,870
                8,300          Schering-Plough Corp.                            184,260
                  900    @     Watson Pharmaceuticals, Inc.                      25,443
                7,550          Wyeth                                            282,370
                                                                            -----------
                                                                              2,880,831
                                                                            -----------
                               PIPELINES: 0.00%
                  250          Kinder Morgan, Inc.                               10,568
                                                                            -----------
                                                                                 10,568
                                                                            -----------
                               REITS: 0.03%
                2,250          Equity Office Properties Trust                    56,205
                1,300          Simon Property Group, Inc.                        44,291
                                                                            -----------
                                                                                100,496
                                                                            -----------
                               RETAIL: 0.76%
                  750    @     Autozone, Inc.                                    52,987
                1,450    @     Bed Bath & Beyond, Inc.                           50,068
                2,000    @     Best Buy Co., Inc.                                48,300
                  900    @     Big Lots, Inc.                                    11,907
                2,100          CVS Corp.                                         52,437
                1,200          Darden Restaurants, Inc.                          24,540
                  650          Dillard's, Inc.                                   10,309
                1,900          Dollar General Corp.                              22,705
                1,200          Family Dollar Stores                              37,452
                1,250    @     Federated Department Stores                       35,950
                7,580          Gap, Inc. (The)                                  117,642
               13,000          Home Depot, Inc.                                 311,480
                1,900          JC Penney Co., Inc.                               43,719
                1,900    @     Kohl's Corp.                                     106,305
                5,900          Lowe's Cos., Inc.                                221,250
                3,750          Ltd. Brands                                       52,238
                2,100          May Department Stores Co.                         48,258
                6,950          McDonald's Corp.                                 111,756
                  900          Nordstrom, Inc.                                   17,073
                1,990    @     Office Depot, Inc.                                29,372
                1,450          RadioShack Corp.                                  27,173
                3,920    @     Staples, Inc.                                     71,736
                2,050    @     Starbucks Corp.                                   41,779
                5,000          Target Corp.                                     150,000
                  800          Tiffany & Co.                                     19,128
                2,800          TJX Cos, Inc.                                     54,656
                5,450          Walgreen Co.                                     159,086
                9,800          Wal-Mart Stores, Inc.                            494,998
                  700          Wendy's Intl., Inc.                               18,949
                1,650    @     Yum! Brands, Inc.                                 39,963
                                                                            -----------
                                                                              2,483,216
                                                                            -----------
                               SAVINGS & LOANS: 0.10%
                1,310          Golden West Financial Corp.                       94,071
                6,750          Washington Mutual, Inc.                          233,078
                                                                            -----------
                                                                                327,149
                                                                            -----------
                               SEMICONDUCTORS: 0.37%
                1,950    @     Advanced Micro Devices, Inc.                      12,597
                2,300    @     Altera Corp.                                      28,382
                1,050    @     Analog Devices, Inc.                              25,063

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES S

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
                9,150    @     Applied Materials, Inc.                      $   119,224
               36,400          Intel Corp.                                      566,748
                1,300    @     Kla-Tencor Corp.                                  45,981
                1,650          Linear Technology Corp.                           42,438
                1,600    @     LSI Logic Corp.                                    9,232
                1,650          Maxim Integrated Products                         54,516
                1,400    @     Micron Technology, Inc.                           13,636
                1,050    @     National Semiconductor Corp.                      15,761
                1,150    @     Novellus Systems, Inc.                            32,292
                  900    @     Nvidia Corp.                                      10,359
                1,200    @     PMC -- Sierra, Inc.                                6,672
                  640    @     QLogic Corp                                       22,086
                1,250    @     Teradyne, Inc.                                    16,263
                9,000          Texas Instruments, Inc.                          135,090
                2,500    @     Xilinx, Inc.                                      51,500
                                                                            -----------
                                                                              1,207,840
                                                                            -----------
                               SOFTWARE: 0.80%
                1,350          Adobe Systems, Inc.                               33,481
                  700          Autodesk, Inc.                                    10,010
                3,250          Automatic Data Processing                        127,562
                2,110    @     BMC Software, Inc.                                36,102
                1,200    @     Citrix Systems, Inc.                              14,784
                2,900          Computer Associates Intl., Inc.                   39,150
                2,900    @     Compuware Corp.                                   13,920
                1,210    @     Electronic Arts, Inc.                             60,222
                3,950          First Data Corp.                                 139,869
                1,400    @     Fiserv, Inc.                                      47,530
                1,050    @     Intuit, Inc.                                      49,266
                  710    @     Mercury Interactive Corp.                         21,052
               29,300    @     Microsoft Corp.                                1,514,810
               39,850    @     Oracle Corp.                                     430,380
                1,610    @     Peoplesoft, Inc.                                  29,463
                1,200    @     Rational Software Corp.                           12,468
                4,540    @     Siebel Systems, Inc.                              33,959
                                                                            -----------
                                                                              2,614,028
                                                                            -----------
                               TELECOMMUNICATIONS: 0.75%
                1,650          Alltel Corp.                                      84,150
                  100    @     Andrew Corp.                                       1,028
                4,000          AT&T Corp.                                       104,440
                9,750          BellSouth Corp.                                  252,232
                  800          CenturyTel, Inc.                                  23,504
                2,950    @     CIENA Corp.                                       15,163
               39,700    @     Cisco Systems, Inc.                              520,070
                1,200    @     Citizens Communications Co.                       12,660
                1,200    @     Comverse Technology, Inc.                         12,024
               11,900          Motorola, Inc.                                   102,935
                4,600    @     Nextel Communications, Inc.                       53,130
                1,700    @     Qualcomm, Inc.                                    61,863
               18,150          SBC Communications, Inc.                         492,047
                  750          Scientific-Atlanta, Inc.                           8,895
                6,300          Sprint Corp.-FON Group                            91,224
                3,200    @     Tellabs, Inc.                                     23,264
               15,000          Verizon Communications, Inc.                     581,250
                                                                            -----------
                                                                              2,439,879
                                                                            -----------
                               TEXTILES: 0.02%
                1,300          Cintas Corp.                                      59,475
                                                                            -----------
                                                                                 59,475
                                                                            -----------

       Shares                                                                  Value
----------------------------------------------------------------------------------------
                               TOBACCO: 0.14%
               10,900          Philip Morris Cos., Inc.                     $   441,777
                  500          RJ Reynolds Tobacco Holdings, Inc.                21,055
                                                                            -----------
                                                                                462,832
                                                                            -----------
                               TOYS/GAMES/HOBBIES: 0.02%
                  800          Hasbro, Inc.                                       9,240
                3,680          Mattel, Inc.                                      70,472
                                                                            -----------
                                                                                 79,712
                                                                            -----------
                               TRANSPORTATION: 0.20%
                2,600          Burlington Northern Santa Fe Corp.                67,626
                1,550          FedEx Corp.                                       84,041
                2,050          Norfolk Southern Corp.                            40,980
                1,300          Union Pacific Corp.                               77,831
                5,850          United Parcel Service, Inc.                      369,018
                                                                            -----------
                                                                                639,496
                                                                            -----------
                               TRUCKING & LEASING: 0.00%
                  500          Ryder System, Inc                                 11,220
                                                                            -----------
                                                                                 11,220
                                                                            -----------
                               Total Common Stock
                                (Cost $41,604,977)                           40,385,306
                                                                            -----------
      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 3.07%
                        SOVEREIGN: 3.07%
     $     10,163,000   Israel Trust,
                          Zero Coupon, due 11/15/07                           8,740,027
            1,450,000   Turkey Trust,
                          Zero Coupon, due 11/15/07                           1,246,978
                                                                            -----------
                                                                              9,987,005
                                                                            -----------
                        Total Bonds/Notes
                          (Cost $9,955,608)                                   9,987,005
                                                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.55%
                        FEDERAL HOME LOAN BANK SYSTEM: 10.59%
           40,000,000   Zero Coupon, due 09/14/07                            34,414,720
                                                                            -----------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.59%
           40,000,000   Zero Coupon, due 09/14/07                            34,414,720
                                                                            -----------
                        FEDERAL HOME LOAN MORTGAGE CORPORATION -- STRIP:
                        0.14%
              538,000   Zero Coupon, due 09/15/07                               465,846
                                                                            -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.23%
           50,000,000   Zero Coupon, due 09/14/07                            43,018,400
                                                                            -----------
                        Total U.S. Government Agency Obligations (Cost
                         $111,345,962)                                      112,313,686
                                                                            -----------
U.S. TREASURY OBLIGATIONS: 49.65%
                        U.S. TREASURY STRIP: 49.65%
          183,024,000   Zero Coupon, due 08/15/07                           161,390,746
                                                                            -----------
                        Total U.S. Treasury Obligations
                          (Cost $158,337,427)                               161,390,746
                                                                            -----------
                        Total Long-Term Investments
                          (Cost $321,243,974)                               324,076,743
                                                                            -----------

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES S

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                  Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.40%
     $      1,294,000   State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $1,294,086 to be received
                        upon repurchase (Collateralized by $1,305,000
                        FNMA, 3.300% Market Value $1,323,930 due 02/25/04)
                                                                            $ 1,294,000
                                                                            -----------
                        Total Short-Term Investment
                          (Cost $1,294,000)                                   1,294,000
                                                                            -----------

                           TOTAL INVESTMENTS IN SECURITIES           100.10%  $325,370,743
                            (COST $322,537,974)*
                           OTHER ASSETS AND LIABILITIES-NET           -0.10%      (329,543)
                                                                     -------  ------------
                           NET ASSETS                                100.00%  $325,041,200
                                                                     =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $323,915,118. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                               $ 3,307,790
                        Gross Unrealized Depreciation                                (1,852,165)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $ 1,455,625
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

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FUND --
SERIES T

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
COMMON STOCK: 14.28%
                               ADVERTISING: 0.01%
                2,300          Interpublic Group Cos., Inc.                  $    32,384
                                                                             -----------
                                                                                  32,384
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.27%
                4,500          Boeing Co.                                        148,455
                1,100          General Dynamics Corp.                             87,307
                  200          Goodrich Corp.                                      3,664
                2,400          Lockheed Martin Corp.                             138,600
                  950          Northrop Grumman Corp.                             92,150
                  850          Raytheon Co.                                       26,138
                1,590          Rockwell Collins, Inc.                             36,983
                3,500          United Technologies Corp.                         216,790
                                                                             -----------
                                                                                 750,087
                                                                             -----------
                               AGRICULTURE: 0.01%
                  900          UST, Inc.                                          30,087
                                                                             -----------
                                                                                  30,087
                                                                             -----------
                               APPAREL: 0.06%
                1,100    @     Jones Apparel Group, Inc.                          38,984
                  980          Liz Claiborne, Inc.                                29,057
                1,400          Nike, Inc.                                         62,258
                  300    @     Reebok Intl. Ltd.                                   8,820
                  800          VF Corp.                                           28,840
                                                                             -----------
                                                                                 167,959
                                                                             -----------
                               AUTO MANUFACTURERS: 0.11%
               16,950          Ford Motor Co.                                    157,635
                3,000          General Motors Corp.                              110,580
                  900          Paccar, Inc.                                       41,517
                                                                             -----------
                                                                                 309,732
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.03%
                  500          Cooper Tire & Rubber Co.                            7,670
                1,000          Dana Corp.                                         11,760
                2,900          Delphi Corp.                                       23,345
                1,100          Goodyear Tire & Rubber Co.                          7,491
                  500          Johnson Controls, Inc.                             40,085
                                                                             -----------
                                                                                  90,351
                                                                             -----------
                               BANKS: 1.06%
                2,300          AmSouth Bancorp                                    44,160
               10,900          Bank of America Corp.                             758,313
                6,500          Bank One Corp.                                    237,575
                1,050          BB&T Corp.                                         38,839
                1,600          Charter One Financial, Inc.                        45,968
                1,300          Comerica, Inc.                                     56,212
                  700          First Tennessee National Corp.                     25,158
                5,700          FleetBoston Financial Corp.                       138,510
                1,200          Huntington Bancshares, Inc.                        22,452
                2,200          Keycorp                                            55,308
                1,100          Marshall & Ilsley Corp.                            30,118
                  900          Mellon Financial Corp.                             23,499
                3,200          National City Corp.                                87,424
                  900          North Fork Bancorporation, Inc.                    30,366
                1,500          PNC Financial Services Group, Inc.                 62,850
                1,650          Regions Financial Corp.                            55,044
                2,300          SouthTrust Corp.                                   57,155
                1,600          State Street Corp.                                 62,400
                1,500          SunTrust Banks, Inc.                               85,380
                1,600          Synovus Financial Corp.                            31,040
                1,900          Union Planters Corp.                               53,466
               10,300          US Bancorp                                        218,566
                7,350          Wachovia Corp.                                    267,834

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                9,100          Wells Fargo & Co.                             $   426,517
                  600          Zions Bancorporation                               23,609
                                                                             -----------
                                                                               2,937,763
                                                                             -----------
                               BEVERAGES: 0.46%
                4,450          Anheuser-Busch Cos., Inc.                         215,380
                  400          Brown-Forman Corp.                                 26,144
               12,600          Coca-Cola Co.                                     552,132
                2,400          Coca-Cola Enterprises, Inc.                        52,128
                  200          Coors (Adolph)                                     12,250
                1,400          Pepsi Bottling Group, Inc.                         35,980
                9,000          PepsiCo, Inc.                                     379,980
                                                                             -----------
                                                                               1,273,994
                                                                             -----------
                               BIOTECHNOLOGY: 0.14%
                6,950    @     Amgen, Inc.                                       335,963
                  750    @     Biogen, Inc.                                       30,045
                  900    @     Chiron Corp.                                       33,840
                                                                             -----------
                                                                                 399,848
                                                                             -----------
                               BUILDING MATERIALS: 0.03%
                  400    @     American Standard Cos., Inc.                       28,456
                2,700          Masco Corp.                                        56,835
                                                                             -----------
                                                                                  85,291
                                                                             -----------
                               CHEMICALS: 0.22%
                1,500          Air Products & Chemicals, Inc.                     64,125
                  300          Ashland, Inc.                                       8,559
                5,800          Du Pont EI de Nemours & Co.                       245,920
                  400          Eastman Chemical Co.                               14,708
                  900          Ecolab, Inc.                                       44,550
                  700          Engelhard Corp.                                    15,645
                  200          Great Lakes Chemical Corp.                          4,776
                  600          International Flavors & Fragrances, Inc.           21,060
                1,000          PPG Industries, Inc.                               50,150
                  900          Praxair, Inc.                                      51,993
                1,200          Rohm & Haas Co.                                    38,976
                  800          Sherwin-Williams Co.                               22,600
                  400          Sigma-Aldrich Corp.                                19,480
                                                                             -----------
                                                                                 602,542
                                                                             -----------
                               COMMERCIAL SERVICES: 0.12%
                  800    @     Apollo Group, Inc.                                 35,200
                2,700    @     Concord EFS, Inc.                                  42,498
                1,000    @     Convergys Corp.                                    15,150
                  500          Deluxe Corp.                                       21,050
                1,100          Equifax, Inc.                                      25,454
                1,700          H&R Block, Inc.                                    68,340
                1,600          McKesson Corp.                                     43,248
                  900          Moody's Corp.                                      37,161
                  800          Paychex, Inc.                                      22,320
                1,100    @     Quintiles Transnational Corp.                      13,310
                  900    @     Robert Half Intl., Inc.                            14,499
                                                                             -----------
                                                                                 338,230
                                                                             -----------
                               COMPUTERS: 0.56%
                1,850    @     Apple Computer, Inc.                               26,510
                1,300    @     Computer Sciences Corp.                            44,785
               18,750    @     Dell Computer Corp.                               501,375
               15,600    @     EMC Corp.-Mass.                                    95,784
               22,050          Hewlett-Packard Co.                               382,788
                3,800          International Business Machines Corp.             294,500
                1,080    @     Lexmark Intl., Inc.                                65,340
               18,300    @     Sun Microsystems, Inc.                             56,913
                2,000    @     Sungard Data Systems, Inc.                         47,120

                 See Accompanying Notes to Financial Statements

ING
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FUND --
SERIES T

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                1,700    @     Unisys Corp.                                  $    16,830
                2,100    @     Veritas Software Corp.                             32,802
                                                                             -----------
                                                                               1,564,747
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.55%
                  300          Alberto-Culver Co.                                 15,120
                  500          Avon Products, Inc.                                26,935
                2,750          Colgate-Palmolive Co.                             144,182
                7,300          Gillette Co.                                      221,628
                2,900          Kimberly-Clark Corp.                              137,663
               11,250          Procter & Gamble Co.                              966,825
                                                                             -----------
                                                                               1,512,353
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.01%
                  550          WW Grainger, Inc.                                  28,352
                                                                             -----------
                                                                                  28,352
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 1.26%
                7,400          American Express Co.                              261,590
                  900          Bear Stearns Cos., Inc.                            53,460
                2,000          Capital One Financial Corp.                        59,440
                3,100          Charles Schwab Corp.                               33,635
               27,600          Citigroup, Inc.                                   971,244
                1,100          Countrywide Financial Corp.                        56,815
                7,200          Fannie Mae                                        463,176
                1,500          Franklin Resources, Inc.                           51,120
                6,300          Freddie Mac                                       372,015
                1,000          Goldman Sachs Group, Inc.                          68,100
                2,400          Household Intl., Inc.                              66,744
               10,900          JP Morgan Chase & Co.                             261,600
                1,300          Lehman Brothers Holdings, Inc.                     69,277
                9,400          MBNA Corp.                                        178,788
                4,800          Merrill Lynch & Co., Inc.                         182,160
                6,100          Morgan Stanley                                    243,512
                2,210    @     Providian Financial Corp.                          14,343
                  900          SLM Corp.                                          93,474
                                                                             -----------
                                                                               3,500,493
                                                                             -----------
                               ELECTRIC: 0.41%
                  800          Ameren Corp.                                       33,256
                1,800          American Electric Power Co., Inc.                  49,194
                1,500          Centerpoint Energy, Inc.                           12,750
                  800          Cinergy Corp.                                      26,976
                1,500          CMS Energy Corp.                                   14,160
                1,000          Consolidated Edison, Inc.                          42,820
                  900          Constellation Energy Group, Inc.                   25,038
                1,550          Dominion Resources, Inc.                           85,095
                1,200          DTE Energy Co.                                     55,680
                4,900          Duke Energy Corp.                                  95,746
                2,550    @     Edison Intl.                                       30,217
                1,100          Entergy Corp.                                      50,149
                2,300          Exelon Corp.                                      121,371
                1,600          FirstEnergy Corp.                                  52,752
                1,000          FPL Group, Inc.                                    60,130
                1,100          NiSource, Inc.                                     22,000
                3,200    @     PG&E Corp.                                         44,480
                  400          Pinnacle West Capital Corp.                        13,636
                1,200          PPL Corp.                                          41,616
                1,200          Progress Energy, Inc.                              52,020
                1,100          Public Service Enterprise Group, Inc.              35,310
                3,600          Southern Co.                                      102,204
                  900          TECO Energy, Inc.                                  13,923

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                2,000          TXU Corp.                                     $    37,360
                2,000          Xcel Energy, Inc.                                  22,000
                                                                             -----------
                                                                               1,139,883
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.06%
                1,870    @     American Power Conversion                          28,330
                2,400          Emerson Electric Co.                              122,040
                  800          Molex, Inc.                                        18,432
                                                                             -----------
                                                                                 168,802
                                                                             -----------
                               ELECTRONICS: 0.05%
                2,400    @     Agilent Technologies, Inc.                         43,104
                1,200          Applera Corp. -- Applied Biosystems Group          21,048
                1,600    @     Jabil Circuit, Inc.                                28,672
                  600          Parker Hannifin Corp.                              27,678
                4,300    @     Sanmina-SCI Corp.                                  19,307
                  500    @     Thermo Electron Corp.                              10,060
                                                                             -----------
                                                                                 149,869
                                                                             -----------
                               ENGINEERING & CONSTRUCTION: 0.01%
                  700          Fluor Corp.                                        19,600
                                                                             -----------
                                                                                  19,600
                                                                             -----------
                               ENTERTAINMENT: 0.01%
                  500    @     International Game Technology                      37,960
                                                                             -----------
                                                                                  37,960
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.03%
                1,000    @     Allied Waste Industries, Inc.                      10,000
                3,300          Waste Management, Inc.                             75,636
                                                                             -----------
                                                                                  85,636
                                                                             -----------
                               FOOD: 0.26%
                2,400          Albertson's, Inc.                                  53,424
                4,500          Archer-Daniels-Midland Co.                         55,800
                2,200          Campbell Soup Co.                                  51,636
                2,900          ConAgra Foods, Inc.                                72,529
                  800          General Mills, Inc.                                37,560
                  700          Hershey Foods Corp.                                47,208
                2,000          HJ Heinz Co.                                       65,740
                2,100          Kellogg Co.                                        71,967
                4,400    @     Kroger Co.                                         67,980
                4,100          Sara Lee Corp.                                     92,291
                1,200          Supervalu, Inc.                                    19,812
                  800          Winn-Dixie Stores, Inc.                            12,224
                1,150          WM Wrigley Jr Co.                                  63,112
                                                                             -----------
                                                                                 711,283
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.07%
                  400          Boise Cascade Corp.                                10,088
                  500          Georgia-Pacific Corp.                               8,080
                2,600          International Paper Co.                            90,922
                1,100          MeadWestvaco Corp.                                 27,181
                  900          Plum Creek Timber Co., Inc.                        21,240
                  400          Temple-Inland, Inc.                                17,924
                  500          Weyerhaeuser Co.                                   24,605
                                                                             -----------
                                                                                 200,040
                                                                             -----------
                               GAS: 0.03%
                  700          KeySpan Corp.                                      24,668
                  400          Nicor, Inc.                                        13,612
                  200          Peoples Energy Corp.                                7,730
                1,300          Sempra Energy                                      30,745
                                                                             -----------
                                                                                  76,755
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES T

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.02%
                  600          Black & Decker Corp.                          $    25,734
                  200          Snap-On, Inc.                                       5,622
                  400          Stanley Works                                      13,832
                                                                             -----------
                                                                                  45,188
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.45%
                1,950          Becton Dickinson & Co.                             59,845
                2,200    @     Boston Scientific Corp.                            93,544
                  500          CR Bard, Inc.                                      29,000
                2,630    @     Guidant Corp.                                      81,136
               16,100          Johnson & Johnson                                 864,731
                1,000    @     St. Jude Medical, Inc.                             39,720
                1,100          Stryker Corp.                                      73,832
                  450    @     Zimmer Holdings, Inc.                              18,684
                                                                             -----------
                                                                               1,260,492
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.24%
                1,280    A     Aetna, Inc.                                        52,634
                1,340    @     Anthem, Inc.                                       84,286
                3,000          HCA, Inc.                                         124,500
                1,300          Health Management Associates, Inc.                 23,270
                  800    @     Humana, Inc.                                        8,000
                  400    @     Manor Care, Inc.                                    7,444
                  600    @     Quest Diagnostics                                  34,140
                2,600    @     Tenet Healthcare Corp.                             42,640
                2,200          UnitedHealth Group, Inc.                          183,700
                1,350    @     WellPoint Health Networks                          96,066
                                                                             -----------
                                                                                 656,680
                                                                             -----------
                               HOME BUILDERS: 0.02%
                  400          Centex Corp.                                       20,080
                  350          KB Home                                            14,998
                  300          Pulte Homes, Inc.                                  14,361
                                                                             -----------
                                                                                  49,439
                                                                             -----------
                               HOME FURNISHINGS: 0.02%
                1,000          Leggett & Platt, Inc.                              22,440
                  300          Maytag Corp.                                        8,550
                  500          Whirlpool Corp.                                    26,110
                                                                             -----------
                                                                                  57,100
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.06%
                  800          Avery Dennison Corp.                               48,864
                1,500          Clorox Co.                                         61,875
                  900          Fortune Brands, Inc.                               41,859
                                                                             -----------
                                                                                 152,598
                                                                             -----------
                               HOUSEWARES: 0.02%
                1,900          Newell Rubbermaid, Inc.                            57,627
                                                                             -----------
                                                                                  57,627
                                                                             -----------
                               INSURANCE: 0.63%
                1,350    @@    ACE Ltd.                                           39,609
                2,700          Aflac, Inc.                                        81,324
                3,800          Allstate Corp.                                    140,562
                  500          AMBAC Financial Group, Inc.                        28,120
                5,800          American Intl. Group                              335,530
                1,800          AON Corp.                                          34,002
                  400          Chubb Corp.                                        20,880
                1,100          Cigna Corp.                                        45,232
                  900          Cincinnati Financial Corp.                         33,795
                1,300          Hartford Financial Services Group, Inc.            59,059

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                  800          Jefferson-Pilot Corp.                         $    30,488
                1,600          John Hancock Financial Services, Inc.              44,640
                  400          Lincoln National Corp.                             12,632
                1,100          Loews Corp.                                        48,906
                2,900          Marsh & McLennan Cos., Inc.                       134,009
                  800          MBIA, Inc.                                         35,088
                3,850          Metlife, Inc.                                     104,104
                  600          MGIC Investment Corp.                              24,780
                1,800          Principal Financial Group                          54,234
                1,600          Progressive Corp.                                  79,408
                3,100          Prudential Financial, Inc.                         98,394
                  600          Safeco Corp.                                       20,802
                  500          St. Paul Cos.                                      17,025
                1,000          Torchmark Corp.                                    36,530
                7,600    @     Travelers Property Casualty Corp.                 111,340
                1,400          UnumProvident Corp.                                24,556
                  800    @@    XL Capital Ltd.                                    61,800
                                                                             -----------
                                                                               1,756,849
                                                                             -----------
                               INTERNET: 0.04%
                  700    @     eBay, Inc.                                         47,474
                4,100    @     Yahoo, Inc.                                        67,035
                                                                             -----------
                                                                                 114,509
                                                                             -----------
                               IRON/STEEL: 0.01%
                  400          Nucor Corp.                                        16,520
                1,250          United States Steel Corp.                          16,400
                                                                             -----------
                                                                                  32,920
                                                                             -----------
                               LEISURE TIME: 0.04%
                  600          Brunswick Corp.                                    11,916
                1,300          Carnival Corp.                                     32,435
                  650          Harley-Davidson, Inc.                              30,030
                1,200    @     Sabre Holdings Corp.                               21,732
                                                                             -----------
                                                                                  96,113
                                                                             -----------
                               LODGING: 0.03%
                  900    @     Harrah's Entertainment, Inc.                       35,640
                1,300          Hilton Hotels Corp.                                16,523
                1,100          Starwood Hotels & Resorts Worldwide, Inc.          26,114
                                                                             -----------
                                                                                  78,277
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.04%
                1,300          Deere & Co.                                        59,605
                1,400          Dover Corp.                                        40,824
                1,000          Rockwell Automation, Inc.                          20,710
                                                                             -----------
                                                                                 121,139
                                                                             -----------
                               MEDIA: 0.45%
                9,700    @     AOL Time Warner, Inc.                             127,070
                3,500    @     Clear Channel Communications, Inc.                130,515
                5,200    @     Comcast Corp.                                     122,564
                1,500          Gannett Co., Inc.                                 107,700
                  500          Knight-Ridder, Inc.                                31,625
                1,000          McGraw-Hill Cos., Inc.                             60,440
                  300          Meredith Corp.                                     12,333
                  300          New York Times Co.                                 13,719
                1,500          Tribune Co.                                        68,190
                9,600    @     Viacom, Inc.                                      391,296
               10,900          Walt Disney Co.                                   177,779
                                                                             -----------
                                                                               1,243,231
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES T

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               MINING: 0.03%
                  900    @     Freeport-McMoRan Copper & Gold, Inc.          $    15,102
                2,100          Newmont Mining Corp.                               60,963
                  600    @     Phelps Dodge Corp.                                 18,990
                                                                             -----------
                                                                                  95,055
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.79%
                2,200          3M Co.                                            271,260
                  700          Cooper Industries Ltd.                             25,515
                  100          Crane Co.                                           1,993
                  800          Danaher Corp.                                      52,560
                2,100          Eastman Kodak Co.                                  73,584
                  500          Eaton Corp.                                        39,055
               53,300          General Electric Co.                            1,297,855
                4,600          Honeywell Intl., Inc.                             110,400
                1,600          Illinois Tool Works, Inc.                         103,776
                  900    @@    Ingersoll-Rand Co.                                 38,754
                  600          ITT Industries, Inc.                               36,414
                  700          Pall Corp.                                         11,676
                1,200          Textron, Inc.                                      51,588
                4,350    @@    Tyco Intl. Ltd.                                    74,298
                                                                             -----------
                                                                               2,188,728
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.03%
                1,300          Pitney Bowes, Inc.                                 42,458
                5,500    @     Xerox Corp.                                        44,275
                                                                             -----------
                                                                                  86,733
                                                                             -----------
                               OIL & GAS: 0.77%
                  650          Amerada Hess Corp.                                 35,782
                1,350          Anadarko Petroleum Corp.                           64,665
                1,050          Apache Corp.                                       59,839
                1,050          Burlington Resources, Inc.                         44,782
                2,300          ChevronTexaco Corp.                               152,904
                3,700          ConocoPhillips                                    179,043
                  850          Devon Energy Corp.                                 39,015
               36,150          Exxon Mobil Corp.                               1,263,081
                2,300          Marathon Oil Corp.                                 48,967
                1,100   @,@@   Nabors Industries Ltd.                             38,797
                  750    @     Noble Corp.                                        26,362
                2,050          Occidental Petroleum Corp.                         58,323
                  600          Rowan Cos., Inc.                                   13,620
                2,710          Transocean, Inc.                                   62,872
                1,450          Unocal Corp.                                       44,341
                                                                             -----------
                                                                               2,132,393
                                                                             -----------
                               OIL & GAS SERVICES: 0.03%
                1,100          Baker Hughes, Inc.                                 35,409
                2,300          Halliburton Co.                                    43,033
                                                                             -----------
                                                                                  78,442
                                                                             -----------
                               PACKAGING & CONTAINERS: 0.02%
                  300          Ball Corp.                                         15,357
                  300          Bemis Co.                                          14,889
                  700    @     Pactiv Corp.                                       15,302
                                                                             -----------
                                                                                  45,548
                                                                             -----------
                               PHARMACEUTICALS: 1.01%
                  200          Allergan, Inc.                                     11,524
                  600          AmerisourceBergen Corp.                            32,586
                2,600          Cardinal Health, Inc.                             153,894
                1,100    @     Forest Laboratories, Inc.                         108,042
                1,800    @     King Pharmaceuticals, Inc.                         30,942
               12,150          Merck & Co., Inc.                                 687,812
               33,400          Pfizer, Inc.                                    1,021,038
                7,000          Pharmacia Corp.                                   292,600

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                7,850          Schering-Plough Corp.                         $   174,270
                  600    @     Watson Pharmaceuticals, Inc.                       16,962
                7,200          Wyeth                                             269,280
                                                                             -----------
                                                                               2,798,950
                                                                             -----------
                               PIPELINES: 0.00%
                  250          Kinder Morgan, Inc.                                10,568
                                                                             -----------
                                                                                  10,568
                                                                             -----------
                               REITS: 0.03%
                2,200          Equity Office Properties Trust                     54,956
                  900          Simon Property Group, Inc.                         30,663
                                                                             -----------
                                                                                  85,619
                                                                             -----------
                               RETAIL: 0.88%
                  600    @     Autozone, Inc.                                     42,390
                1,500    @     Bed Bath & Beyond, Inc.                            51,795
                1,800    @     Best Buy Co., Inc.                                 43,470
                  900    @     Big Lots, Inc.                                     11,907
                2,200          CVS Corp.                                          54,934
                1,500          Darden Restaurants, Inc.                           30,675
                  900          Dillard's, Inc.                                    14,274
                2,000          Dollar General Corp.                               23,900
                  900          Family Dollar Stores                               28,089
                1,200    @     Federated Department Stores                        34,512
                8,100          Gap, Inc.                                         125,712
               12,750          Home Depot, Inc.                                  305,490
                2,000          JC Penney Co., Inc.                                46,020
                1,800    @     Kohl's Corp.                                      100,710
                5,800          Lowe's Cos., Inc.                                 217,500
                4,500          Ltd. Brands                                        62,685
                1,600          May Department Stores Co.                          36,768
                6,800          McDonald's Corp.                                  109,344
                  600          Nordstrom, Inc.                                    11,382
                2,000    @     Office Depot, Inc.                                 29,520
                1,500          RadioShack Corp.                                   28,110
                4,200    @     Staples, Inc.                                      76,860
                2,300    @     Starbucks Corp.                                    46,874
                4,900          Target Corp.                                      147,000
                  700          Tiffany & Co.                                      16,737
                2,800          TJX Cos., Inc.                                     54,656
                5,350          Walgreen Co.                                      156,167
                9,550          Wal-Mart Stores, Inc.                             482,371
                  500          Wendy's Intl., Inc.                                13,535
                1,500    @     Yum! Brands, Inc.                                  36,330
                                                                             -----------
                                                                               2,439,717
                                                                             -----------
                               SAVINGS & LOANS: 0.13%
                1,360          Golden West Financial Corp.                        97,662
                7,200          Washington Mutual, Inc.                           248,616
                                                                             -----------
                                                                                 346,278
                                                                             -----------
                               SEMICONDUCTORS: 0.43%
                2,200    @     Advanced Micro Devices, Inc.                       14,212
                2,600    @     Altera Corp.                                       32,084
                  800    @     Analog Devices, Inc.                               19,096
                8,500    @     Applied Materials, Inc.                           110,755
               35,750          Intel Corp.                                       556,628
                  900    @     Kla-Tencor Corp.                                   31,833
                2,100          Linear Technology Corp.                            54,012
                1,100    @     LSI Logic Corp.                                     6,347
                2,100          Maxim Integrated Products                          69,384
                1,350    @     Micron Technology, Inc.                            13,149
                1,000    @     National Semiconductor Corp.                       15,010
                1,200    @     Novellus Systems, Inc.                             33,696
                  700    @     Nvidia Corp.                                        8,057

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES T

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
                  650    @     QLogic Corp.                                  $    22,432
                  400    @     Teradyne, Inc.                                      5,204
                9,100          Texas Instruments, Inc.                           136,591
                2,500    @     Xilinx, Inc.                                       51,500
                                                                             -----------
                                                                               1,179,990
                                                                             -----------
                               SOFTWARE: 0.92%
                1,300          Adobe Systems, Inc.                                32,241
                  500          Autodesk, Inc.                                      7,150
                3,300          Automatic Data Processing                         129,525
                1,900    @     BMC Software, Inc.                                 32,509
                  800    @     Citrix Systems, Inc.                                9,856
                2,900          Computer Associates Intl., Inc.                    39,150
                3,200    @     Compuware Corp.                                    15,360
                1,100    @     Electronic Arts, Inc.                              54,747
                4,000          First Data Corp.                                  141,640
                1,000    @     Fiserv, Inc.                                       33,950
                1,200    @     Intuit, Inc.                                       56,304
                  600    @     Mercury Interactive Corp.                          17,790
               28,700    @     Microsoft Corp.                                 1,483,790
               39,000    @     Oracle Corp.                                      421,200
                1,800    @     Peoplesoft, Inc.                                   32,940
                  900    @     Rational Software Corp.                             9,351
                3,820    @     Siebel Systems, Inc.                               28,574
                                                                             -----------
                                                                               2,546,077
                                                                             -----------
                               TELECOMMUNICATIONS: 0.87%
                1,600          Alltel Corp.                                       81,600
                  100    @     Andrew Corp.                                        1,028
                4,000          AT&T Corp.                                        104,440
                9,900          BellSouth Corp.                                   256,113
                  800          CenturyTel, Inc.                                   23,504
                3,400    @     CIENA Corp.                                        17,476
               39,050    @     Cisco Systems, Inc.                               511,555
                1,600    @     Citizens Communications Co.                        16,880
                  900    @     Comverse Technology, Inc.                           9,018
               12,900          Motorola, Inc.                                    111,585
                5,000    @     Nextel Communications, Inc.                        57,750
                1,650    @     Qualcomm, Inc.                                     60,044
               17,800          SBC Communications, Inc.                          482,558
                  900          Scientific-Atlanta, Inc.                           10,674
                6,600          Sprint Corp.-FON Group                             95,568
                2,300    @     Tellabs, Inc.                                      16,721
               14,700          Verizon Communications, Inc.                      569,625
                                                                             -----------
                                                                               2,426,139
                                                                             -----------
                               TEXTILES: 0.02%
                  900          Cintas Corp.                                       41,175
                                                                             -----------
                                                                                  41,175
                                                                             -----------
                               TOBACCO: 0.16%
               10,700          Philip Morris Cos., Inc.                          433,671
                  200          RJ Reynolds Tobacco Holdings, Inc.                  8,422
                                                                             -----------
                                                                                 442,093
                                                                             -----------
                               TOYS/GAMES/HOBBIES: 0.03%
                1,200          Hasbro, Inc.                                       13,860
                3,840          Mattel, Inc.                                       73,536
                                                                             -----------
                                                                                  87,396
                                                                             -----------

-----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               TRANSPORTATION: 0.23%
                1,800          Burlington Northern Santa Fe Corp.            $    46,818
                1,700          FedEx Corp.                                        92,174
                2,000          Norfolk Southern Corp.                             39,980
                1,400          Union Pacific Corp.                                83,818
                5,950          United Parcel Service, Inc.                       375,326
                                                                             -----------
                                                                                 638,116
                                                                             -----------
                               TRUCKING & LEASING: 0.00%
                  600          Ryder System, Inc.                                 13,464
                                                                             -----------
                                                                                  13,464
                                                                             -----------
                               Total Common Stock
                                (Cost $40,622,424)                            39,618,684
                                                                             -----------
      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
BONDS/NOTES: 14.89%
                        SOVEREIGN: 14.89%
     $     48,037,000   Turkey Trust,
                          Zero Coupon, due 11/15/07                           41,311,099
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $40,698,110)                                  41,311,099
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 32.40%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION --
                        STRIP: 8.39%
           27,363,000   Zero Coupon, due 01/15/08                             23,268,647
                                                                             -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION --
                        STRIP: 24.01%
           78,726,000   Zero Coupon, due 02/15/08                             66,621,956
                                                                             -----------
                        Total U.S. Government Agency Obligations
                          (Cost $88,072,680)                                  89,890,603
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 35.75%
                        U.S. TREASURY STRIP: 35.75%
           41,000,000   Zero Coupon, due 01/15/07                             35,767,826
           73,500,000   Zero Coupon, due 02/15/08                             63,410,214
                                                                             -----------
                                                                              99,178,040
                                                                             -----------
                        Total U.S. Treasury Obligations
                          (Cost $97,894,181)                                  99,178,040
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $267,287,395)                                269,998,426
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES T

          PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 2.61%
     $      7,231,000   State Street Repurchase Agreement, dated 12/31/02,
                        1.200%, due 01/02/03, $7,231,482 to be received
                        upon repurchase (collateralized by $7,470,000
                        FHLMC, 0.000% Market Value $7,376,625 due 12/04/03)
                                                                             $ 7,231,000
                                                                             -----------
                        Total Short-Term Investment
                          (Cost $7,231,000)                                    7,231,000
                                                                             -----------

                        TOTAL INVESTMENTS IN SECURITIES               99.93%  $277,229,426
                          (COST $274,518,395)*
                         OTHER ASSETS AND LIABILITIES-NET              0.07%       204,785
                                                                     -------  ------------
                         NET ASSETS                                  100.00%  $277,434,211
                                                                     =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is $274,533,978. Net
      unrealized appreciation consists of:

                        Gross Unrealized Appreciation                               $ 3,936,643
                        Gross Unrealized Depreciation                                (1,241,195)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $ 2,695,448
                                                                                    ===========

INFORMATION CONCERNING OPEN FUTURE CONTRACTS AT DECEMBER 31, 2002 IS SHOWN
BELOW:

                                    Notional
                        No. of       Market     Expiration   Unrealized
Long Contracts         Contracts     Value         Date         Loss
--------------         ---------   ----------   ----------   ----------
S&P 500 Index Futures     25       $5,493,125    March-03     $(51,475)
                                   ==========                 ========

                 See Accompanying Notes to Financial Statements

ING
GET
FUND --
SERIES U

                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.38%
     $        100,000   Federal Farm Credit Bank,
                         1.270%, due 03/06/03                                $    99,795
              100,000   Federal Farm Credit Bank,
                         1.270%, due 03/12/03                                     99,776
              200,000   Federal Home Loan Bank,
                         1.230%, due 02/26/03                                    199,636
              100,000   Federal Home Loan Bank,
                         1.260%, due 03/07/03                                     99,792
              100,000   Federal Home Loan Mortgage Corporation,
                         1.270%, due 03/06/03                                     99,795
              100,000   Federal Home Loan Mortgage Corporation,
                         1.275%, due 03/13/03                                     99,772
              100,000   Federal National Mortgage Association,
                         1.275%, due 03/12/03                                     99,776
              100,000   Federal National Mortgage Association,
                         1.280%, due 03/12/03                                     99,776
              100,000   Student Loan Marketing Association,
                         1.260%, due 01/31/03                                     99,907
                                                                             -----------
                        Total U.S. Government Agency Obligations
                           (Cost $997,873)                                       998,025
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 12.88%
              100,000   U.S. Treasury Bill,
                         1.140%, due 03/06/03                                     99,804
              100,000   U.S. Treasury Bill,
                         1.191%, due 03/06/03                                     99,804
                                                                             -----------
                        Total U.S. Treasury Obligations
                           (Cost $199,592)                                       199,608
                                                                             -----------
REPURCHASE AGREEMENT: 21.80%
              338,000   State Street repurchase agreement dated 12/31/02,
                         1.200%, due 01/03/03, $338,023 to be received upon
                         repurchase (collateralized by $335,000, 4.500%
                         Market Value $347,677 due 07/07/03)                     338,000
                                                                             -----------

                        TOTAL INVESTMENTS IN SECURITIES               99.06%  $  1,535,633
                          (COST $1,535,465)*
                         OTHER ASSETS AND LIABILITIES-NET              0.94%        14,524
                                                                     -------  ------------
                         NET ASSETS                                  100.00%  $  1,550,157
                                                                     =======  ============

 * Cost for federal income tax purposes is the same as for financial statement purposes.

                 See Accompanying Notes to Financial Statements

                          TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------


Dividends paid during the year ended December 31, 2002 were as follows:

FUND NAME                      TYPE   PER SHARE AMOUNT
---------                      ----   ----------------
GET D                          NII        $0.4144
GET E                          NII        $0.4012
GET G                          NII        $0.3905
GET H                          NII        $0.3637
GET I                          NII        $0.3599
GET J                          NII        $0.3530
GET K                          NII        $0.2703
GET L                          NII        $0.0049
GET M                          NII        $0.0034
GET N                          NII        $0.0018
                               STCG       $0.1355

GET P                          NII        $0.0041
                               STCG       $0.0033

GET Q                          NII        $0.2007
GET R                          NII        $0.1466
GET S                          NII        $0.0646
GET T                          NII        $0.0011

------------------

NII -- Net investment income

STCG -- Short-term capital gain

Of the ordinary distributions made during the fiscal year ended December 31, 2002, the following percentages qualify for the dividends received deduction available to corporate shareholders; 10.71%, 13.70%, 21.63%, 20.76%, 20.75%,
14.33%, 7.82%, 19.40%, 15.37%, 9.25%, 19.46%, 11.44%, 8.19%, and 8.85% for GET
D, GET E, GET G, GET H, GET I, GET J, GET K, GET L, GET M, GET N, GET P, GET Q, GET R, and GET S, respectively.

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Shareholder are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Funds. In January 2003, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2002.

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Series are managed under the direction of the Series' Board of Trustees. Information pertaining to the Trustees and Officers of the Series is set forth below:

                                 POSITION(S)     TERM OF OFFICE
                                    HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH FUND        TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            -----------     --------------          --------------------------
NON-INTERESTED TRUSTEES:

Albert E. DePrince, Jr.         Trustee          June 1998 to     Director, Business and Economic Research
7337 E. Doubletree Ranch Rd.                     Present          Center, 1999 to present, and Professor
Scottsdale, AZ 85258                                              of Economics and Finance, Middle
Born: 1941                                                        Tennessee State University, 1991 to
                                                                  present.

Maria T. Fighetti               Trustee          April 1994 to    Associate Commissioner for Contract
7337 E. Doubletree Ranch Rd.                     Present          Management, Health Services, New York
Scottsdale, AZ 85258                                              City Department of Mental Health, Mental
Born: 1943                                                        Retardation and Alcohol Services, 1996
                                                                  to October 2002.

David L. Grove                  Trustee          June 1991 to     Private Investor; Economic/Financial
7337 E. Doubletree Ranch Rd.                     Present          Consultant, December 1985 to present.
Scottsdale, AZ 85258
Born: 1918

Sidney Koch                     Trustee          April 1994 to    Financial Adviser, self-employed,
7337 E. Doubletree Ranch Rd.                     Present          January 1993 to present.
Scottsdale, AZ 85258
Born: 1935

Corine T. Norgaard              Trustee          June 1991 to     Dean of the Barney School of Business,
7337 E. Doubletree Ranch Rd.                     Present          University of Hartford
Scottsdale, AZ 85258                                              (West Hartford, CT), August 1996
Born: 1937                                                        to present.

Edward T. O'Dell                Trustee          June 2002 to     Formerly, Partner/Chairman of Financial
7337 E. Doubletree Ranch Rd.                     Present          Service Group, Goodwin Proctor LLP
Scottsdale, AZ 85258                                              (January 1970 to September 2000);
Born: 1935                                                        Chairman, Committee I -- International
                                                                  Bar Association (1995 to 1999).
INTERESTED TRUSTEES:

J. Scott Fox(1)                 Trustee          Since 1997       Chief Executive Officer (July 2001 to
7337 E. Doubletree Ranch Rd.                                      present), President (April 2001 to
Scottsdale, AZ 85258                                              present), Director, Chief Operating
Born: 1955                                                        Officer (April 1994 to present), Chief
                                                                  Financial Officer (April 1994 to July
                                                                  2001), Managing Director (April 1994 to
                                                                  April 2001), Aeltus Investment
                                                                  Management, Inc.; Executive Vice
                                                                  President (April 2001 to present),
                                                                  Director, Chief Operating Officer
                                                                  (February 1995 to present), Chief
                                                                  Financial Officer, Managing Director
                                                                  (February 1995 to April 2001), Aeltus
                                                                  Capital, Inc.; Senior Vice President --
                                                                  Operations, Aetna Life Insurance and
                                                                  Annuity Company, March 1997 to December
                                                                  1997.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE            TRUSTEE                TRUSTEE
---------------------          -----------        -------------------
NON-INTERESTED TRUSTEES:
Albert E. DePrince, Jr.           54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1941
Maria T. Fighetti                 54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1943
David L. Grove                    54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1918
Sidney Koch                       54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
Corine T. Norgaard                54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1937
Edward T. O'Dell                  54         --
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1935
INTERESTED TRUSTEES:
J. Scott Fox(1)                   54         Mr. Fox serves as Director of
7337 E. Doubletree Ranch Rd.                 the Board of IPC Financial
Scottsdale, AZ 85258                         Network, Inc. (January 2001 to
Born: 1955                                   present).

--------------------------------------------------------------------------------


                                 POSITION(S)     TERM OF OFFICE
                                    HELD          AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH FUND        TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            -----------     --------------          --------------------------
INTERESTED TRUSTEES:
Thomas J. McInerney(2)          Trustee          February 2001    Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                     to Present       Financial Services (October 2001 to
Scottsdale, AZ 85258                                              present); President, Chief Executive
Born: 1956                                                        Officer, and Director of Northern Life
                                                                  Insurance Company (2001 to present); and
                                                                  President and Director of Aetna Life
                                                                  Insurance and Annuity Company (1997 to
                                                                  present), Aetna Retirement Holdings,
                                                                  Inc. (1997 to present), Aetna Investment
                                                                  Adviser Holding Co. (2000 to present),
                                                                  and Aetna Retail Holding Company (2000
                                                                  to present). Mr. McInerney was formerly
                                                                  General Manager and Chief Executive
                                                                  Officer of ING Worksite Division (since
                                                                  December 2000 to October 2001);
                                                                  President of Aetna Financial Services
                                                                  (August 1997 to December 2000); Head of
                                                                  National Accounts and Core Sales and
                                                                  Marketing for Aetna U.S. Healthcare
                                                                  (April 1996 to March 1997).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX          OTHER DIRECTORSHIPS
                               OVERSEEN BY              HELD BY
NAME, ADDRESS AND AGE            TRUSTEE                TRUSTEE
---------------------          -----------        -------------------
INTERESTED TRUSTEES:
Thomas J. McInerney(2)            158        Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                 Director/ Trustee of Aeltus
Scottsdale, AZ 85258                         Investment Management, Inc.
Born: 1956                                   (1997 to present); each of the
                                             Aetna Funds (April 2002 to
                                             present); Ameribest Life
                                             Insurance Co. (2001 to
                                             present); Equitable Life
                                             Insurance Co. (2001 to
                                             present); First Columbine Life
                                             Insurance Co. (2001 to
                                             present); Golden American Life
                                             Insurance Co. (2001 to
                                             present); Life Insurance
                                             Company of Georgia (2001 to
                                             present); Midwestern United
                                             Life Insurance Co. (2001 to
                                             present); ReliaStar Life
                                             Insurance Co. (2001 to
                                             present); Security Life of
                                             Denver (2001 to present);
                                             Security Connecticut Life
                                             Insurance Co. (2001 to
                                             present); Southland Life
                                             Insurance Co. (2001 to
                                             present); USG Annuity and Life
                                             Company (2001 to present);
                                             United Life and Annuity
                                             Insurance Co. Inc. (2001 to
                                             present); and the GCG Trust
                                             (February 2002 to present).
                                             Mr. McInerney is a member of
                                             the Board of the National
                                             Commission on Retirement
                                             Policy, the Governor's Council
                                             on Economic Competitiveness
                                             and Technology of Connecticut,
                                             the Board of Directors of the
                                             Connecticut Business and
                                             Industry Association, the
                                             Board of Trustees of the
                                             Bushnell, the Board for the
                                             Connecticut Forum, and the
                                             Board of the Metro Hartford
                                             Chamber of Commerce, and is
                                             Chairman of Concerned Citizens
                                             for Effective Government.

---------------

(1) Mr. Fox is an "interested person", as defined by the 1940 Act, because of his affiliation with Aeltus Investment Management, Inc., an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH FUND          TIME SERVED           DURING THE PAST FIVE YEARS
---------------------           ----------------    --------------          --------------------------
OFFICERS:

James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present          ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief                             Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Operating Officer                     Investments, LLC, Lexington Funds
                                                                     Distributor, Inc., Express America T.C.
                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                     December 2001); Executive Vice President
                                                                     and Chief Operating Officer of ING Funds
                                                                     Distributor, LLC (since June 2000).
                                                                     Formerly, Senior Executive Vice
                                                                     President (June 2000 to December 2000)
                                                                     and Secretary (April 1995 to December
                                                                     2000) of ING Capital Corporation, LLC,
                                                                     ING Funds Services, LLC, ING
                                                                     Investments, LLC, ING Advisors, Inc.,
                                                                     Express America T.C. Inc., and EAMC
                                                                     Liquidation Corp.; and Executive Vice
                                                                     President, ING Capital Corporation, LLC
                                                                     and its affiliates (May 1998 to June
                                                                     2000) and Senior Vice President, ING
                                                                     Capital Corporation, LLC and its
                                                                     affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd    President            Present          Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                                 (since July 2000) and Chief Investment
Born: 1950                                                           Officer of the International Portfolios,
                                                                     ING Investments, LLC (since July 1996).
                                                                     Formerly, President and Chief Executive
                                                                     Officer of ING Investments, LLC (August
                                                                     1996 to August 2000).

Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President            Present          Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                                 (since November 1999); Chief Investment
Born: 1956                                                           Officer of the Domestic Equity
                                                                     Portfolios, ING Investments, LLC (since
                                                                     1999). Formerly, Executive Vice
                                                                     President and Chief Investment Officer
                                                                     for the Domestic Equity Portfolios of
                                                                     Northstar Investment Management
                                                                     Corporation, whose name changed to
                                                                     Pilgrim Advisors, Inc. and subsequently
                                                                     became part of ING Investments, LLC (May
                                                                     1998 to October 1999); Portfolio Manager
                                                                     with Strong Capital Management (May 1996
                                                                     to 1998); a Managing Director and Head
                                                                     of Small- and Mid-Capitalization Equity
                                                                     Strategies at Bankers Trust Corp. (1993
                                                                     to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   President,           Present          Financial Officer and Treasurer of ING
Scottsdale, AZ 85258           Assistant                             Funds Services, LLC, ING Funds
Born: 1958                     Secretary and                         Distributor, LLC, ING, Advisors, Inc.,
                               Principal                             ING Investments, LLC, Lexington Funds
                               Financial Officer                     Distributor, Inc., Express America T.C.
                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                     December 2001). Formerly, Senior Vice
                                                                     President, ING Funds Services, LLC, ING
                                                                     Investments, LLC, and ING Funds
                                                                     Distributor, LLC (June 1998 to December
                                                                     2001) and Chief Financial Officer of
                                                                     Endeavor Group (April 1997 to June
                                                                     1998).

Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and        Present          Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258           Assistant                             ING Funds Distributor, LLC, ING
Born: 1963                     Secretary                             Advisors, Inc., ING Investments, LLC
                                                                     (since October 2001) and Lexington Funds
                                                                     Distributor, Inc. (since December 2001).
                                                                     Formerly, Vice President, ING
                                                                     Investments, LLC (April 1997 to October
                                                                     1999), ING Funds Services, LLC (February
                                                                     1997 to August 1999) and Assistant Vice
                                                                     President, ING Funds Services, LLC
                                                                     (August 1995 to February 1997).

Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.   Treasurer            Present          LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                 Investments, LLC (since August 1997);
Born: 1967                                                           Accounting Manager, ING Investments, LLC
                                                                     (since November 1995).

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.   Secretary            Present          of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                 Distributor, LLC, ING Advisors, Inc.,
Born: 1964                                                           ING Investments, LLC (since October
                                                                     2001) and Lexington Funds Distributor,
                                                                     Inc. (since December 2001). Formerly,
                                                                     Assistant Vice President of ING Funds
                                                                     Services, LLC (November 1999 to January
                                                                     2001) and has held various other
                                                                     positions with ING Funds Services, LLC
                                                                     for more than the last five years.

Todd Modic                     Assistant Vice       March 2002 to    Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President            Present          Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                                 Formerly, Director of Financial
Born: 1967                                                           Reporting, Axient Communications, Inc.
                                                                     (May 2000 to January 2001) and Director
                                                                     of Finance, Rural/Metro Corporation
                                                                     (March 1995 to May 2000).

Maria M. Anderson              Assistant Vice       March 2002 to    Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.   President            Present          Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                 Formerly, Manager of Fund Accounting and
Born: 1958                                                           Fund Compliance, ING Investments, LLC
                                                                     (September 1999 to November 2001);
                                                                     Section Manager of Fund Accounting,
                                                                     Stein Roe Mutual Funds (July 1998 to
                                                                     August 1999); and Financial Reporting
                                                                     Analyst, Stein Roe Mutual Funds (August
                                                                     1997 to July 1998).

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.



      [ING FUNDS LOGO]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)   Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING GET Fund
             ------------










By  /s/James M. Hennessy
    --------------------
        James M. Hennessy
        President and Chief Executive Officer

Date March 3,2003
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.











By  /s/James M. Hennessy
    --------------------
        James M. Hennessy
        President and Chief Executive Officer

Date March 3,2003
     ------------




By  /s/Michael J. Roland
    --------------------
        Michael J. Roland
        Executive Vice President and Chief Financial Officer


Date March 3,2003
     ------------